                           '33 Act File No. 333-40455
                           '40 Act File No. 811-08495

   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 27, 2006

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

Post-Effective Amendment No. 81                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 82                                                        [X]

                        (Check appropriate box or boxes)

                              GARTMORE MUTUAL FUNDS

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 1200 RIVER ROAD
                        CONSHOHOCKEN, PENNSYLVANIA 19428
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

       Registrant's Telephone Number, including Area Code: (484) 530-1300

                                          Send Copies of Communications to:
ALLAN J. OSTER, ESQ.                      MS. BARBARA A. NUGENT, ESQ.
1200 RIVER ROAD, SUITE 1000               STRADLEY RONON STEVENS & YOUNG, LLP
CONSHOHOCKEN, PENNSYLVANIA 19428          2600 ONE COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)   PHILADELPHIA, PENNSYLVANIA 19103

It is proposed that this filing will become effective: (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)

[x]  on September 28, 2006 pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on [date] pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ]  This  post-effective  amendment  designated  a  new  effective  date  for a previously filed post-effective amendment.

Concept Series

Gartmore Hedged Core Equity Fund

Fund Prospectus

September 29, 2006

As with all  mutual  funds,  the  Securities  and  Exchange  Commission  has not approved or disapproved this Fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

                                                           www.gartmorefunds.com

Section 1:   Fund Summary and Performance                              3
             Gartmore Hedged Core Equity Fund

Section 2:   Fund Details                                              9
             Additional Information about Investments, Investment
              Techniques and Risks

Section 3:   Fund Management                                          12
             Investment Adviser
             Portfolio Management
             Multi-Manager Structure

Section 4:   Investing with Gartmore                                  14
             Choosing a Share Class
             Sales Charges and Fees
             Revenue Sharing
             Contacting Gartmore Funds
             Buying Shares
             Fair Value Pricing
             Customer Identification Information
             Exchanging Shares
             Automatic Withdrawal Program
             Selling Shares
             Excessive or Short-Term Trading
             Exchange and Redemption Fees

Section 5:   Distribution and Taxes                                   35
             Distributions and Capital Gains
             Selling and Exchanging Shares
             Other Tax Jurisdictions
             Tax Status for Retirement Plans and Other Tax-Deferred
              Accounts
             Backup Withholding

Section 6:   Financial Highlights                                     37

Concept Series

Introduction to the Concept Series

This prospectus provides  information about one fund (the "Fund"), the shares of which are offered by Gartmore Mutual Funds (the "Trust"):

Gartmore Hedged Core Equity Fund

The Fund is primarily intended:

o    to seek  long-term  capital  appreciation  by  establishing  long and short positions in large capitalization companies.

The following  section  summarizes  key  information  about the Fund,  including information regarding its investment objectives, principal strategies, principal risks,  performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment  objective or that the Fund's performance will be positive for any period of time.

The Fund's investment objective can be changed without shareholder approval.

A Note about Share Classes

The Fund offers six  different  share classes - Class A, Class B, Class C, Class
R,  Institutional  Service Class, and Institutional  Class. An investment in any share class of the Fund represents an investment in the same assets of the Fund.
However,  the  fees,  sales  charges  and  expenses  for each  share  class  are different.  The different share classes simply let you choose the cost structure that is right for you.  The fees and  expenses  of the Fund are set forth in the
Fund Summary.

Although the Fund is  currently  managed by Gartmore  Mutual Fund Capital  Trust
(the "Adviser"),  and the Adviser intends to manage the Fund for the foreseeable future,  the Fund may employ a "multi-manager"  structure,  which means that the
Adviser, as the Fund's investment adviser, may hire, replace or terminate one or more  subadvisers,  not  affiliated  with  the  Adviser,  for the  Fund  without shareholder  approval.  The  Adviser  believes  that  this  structure  gives  it increased  flexibility  to manage the Fund in your best  interest and to operate the Fund  more  efficiently.  See  Section  3,  Fund  Management:  Multi-Manager
Structure for more information.

                                       1

Key Terms

In an effort to help you better  understand the many concepts involved in making an investment decision, we have defined the following terms:

Common stock - securities representing shares of ownership of a corporation.

Derivative - a contract or investment whose value is based on the performance of an underlying financial asset, index or economic measure.

Equity  securities  -  securities,  including  common  stock,  preferred  stock, securities  convertible  into common stock or securities (or other  investments)
with prices linked to the value of common stocks,  foreign  investment  funds or trusts and  depositary  receipts,  that  represent an ownership  interest in the issuer.

Large-cap companies - companies whose market  capitalization is similar to those of companies included in the Russell 1000(R)Index,  ranging from $665 million to
$400 billion as of April 30, 2006.

Long position - the Fund actually owns a security in anticipation that its price will increase.

Leverage - using borrowed assets to make additional investments.

Market capitalization - a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

Short  sale -  selling a  security  the Fund  does not own,  but must  borrow to complete the sale, in  anticipation  of purchasing  the same security at a later date at a lower price.

                                       2

Section 1   Gartmore Hedged Core Equity Fund Summary and Performance

Objective

The Fund seeks long-term capital appreciation.

Principal Strategies

Under normal circumstances,  the Fund will have both long and short positions in equity  securities,  primarily  common  stocks of large-cap  companies  that are organized under the laws of the United States,  have their  principal  places of business in the United States,  or whose stock is traded primarily in the United
States.  The Fund  pursues a  long/short  strategy  in which  the Fund  seeks to achieve long-term capital appreciation and lessen downside volatility by selling stock  short to protect its  unrealized  gains in certain  securities  and/or to produce capital gains. The portfolio manager targets an allocation of 80-100% in long  positions  and  30-35%  in short  sales  as a  percentage  of net  assets, generally resulting in a target net (i.e.,  combined long and short) position of
65%.

The Fund seeks to  capitalize  on  opportunities  presented  by changing  market environments.  The Adviser  uses  quantitative  techniques  incorporated  into a multi-factor model that seeks to select the highest returning  securities in the current market environment. This model attempts to capitalize on the theory that the financial markets are dynamic and investment  opportunities  vary over time.
The Fund  attempts  to benefit  from stock  pricing  anomalies  based on various factors, such as:

o    book-to-price ratio,
o    earnings revisions,
o    earnings quality,
o    price momentum and
o    cash  flow  changes  through  its  purchase  of long  positions  and  short positions.

Portfolio  optimization is used to build a risk  controlled  portfolio by buying the highest ranking stocks and shorting the lowest ranking stocks from the model while  adhering to various risk  constraints.  The portfolio  will  generally be rebalanced on a monthly basis.

With a long  position,  the  Fund  purchases  a  stock  outright;  with a  short position, the Fund sells a security that it does not own and must borrow to meet its settlement  obligations.  To complete the short sale  transaction,  the Fund buys the same stock in the market and returns it to the  lender.  The Fund makes money if the  market  price  of the  stock  goes  down  after  the  short  sale.
Conversely,  if the price of the stock  goes up after the short  sale,  the Fund will lose money  because it will have to pay more to replace the borrowed  stock than it received  when it sold the stock short.  Short  positions may be used to hedge against the volatility of the long portion of the overall portfolio and/or to garner returns from declines in securities prices. The Fund may take long and short positions in the same sector/industry.  While the Fund's securities may be held either long or short,  no security  will at the same time be held both long and short.

                                       3

The Fund may also engage in securities  lending in order to generate  additional income. The Fund may also utilize derivatives,  including options on futures, to hedge positions,  leverage  positions or generate income. In addition,  the Fund may invest in exchange-traded funds.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Stock  market risk - -  individual  stocks,  as well as stock  markets  overall, fluctuate  in value  considerably.  The Fund  could  lose value if the stocks in which the Fund maintains long positions go down, or if the stocks which the Fund sells short increase in value.

Strategy  risk - The strategy used by the Fund's  portfolio  manager may fail to produce the  intended  result.  There is no  guarantee  that the use of long and short  positions  will succeed in limiting  the Fund's  exposure to stock market movements,  capitalization,  sector-swings  or other risk factors.  The strategy used by the Fund involves  complex  securities  transactions  that involve risks different from those involved with direct investment in equity securities.  As a result,  the Fund is  intended  for  investors  who are able to  maintain  their investment  over a longer  term and are  willing to assume the risks  associated with this type of fund.

Short  sales  risk - the risk that the price of the  security  sold  short  will increase in value  between the time of the short sale and the time the Fund must purchase the security to return it to the lender.

Leverage  risk - the use of  leverage  may  exaggerate  changes in the net asset value of Fund shares and thus result in  increased  volatility  of returns.  The amount  that the Fund must repay may  fluctuate  due to market  forces,  and the
Fund's assets that are used as collateral to secure the leverage may decrease in value during the time the leverage exposure is outstanding,  which would require the Fund to use its  other  assets  to make up a  shortfall  in the value of the collateral.  Leverage will create interest and other expenses for the Fund which can exceed  the income  from the assets  purchased  with the  leverage  and thus reduce overall Fund returns.

Derivatives risk - derivatives can disproportionately increase losses and reduce opportunities  for gains when the  security  prices,  interest  rates,  currency values, or other such measures underlying derivatives change in unexpected ways.
They also present default risks if the  counterparty  to a derivatives  contract fails to fulfill its obligations to the Fund.

Securities  lending  risk - the  risk  that  the  loaned  securities  may not be returned if the borrower or the lending agent  defaults.  The collateral is also subject to the risks of the securities in which it is invested.

Exchange-traded  funds risk - the risk  associated  with a particular  exchange-
traded fund (ETF) corresponds closely to the risk of the asset subclass the Fund is tracking.  An ETF will perform well when the index it tracks is making gains, but may perform poorly when that index is falling. The Fund will also bear a pro rata  portion of the ETF's  expenses.  In  addition,  some ETFs are more  thinly traded than others,  which could make it difficult to sell at the desired price, especially in a market downturn.

                                       4

If the value of the Fund's investments goes down, you may lose money.

                                       5

Performance

Performance  information  is  not  provided  because  the  Fund  did  not  begin operations until the date of this prospectus.

Fees and Expenses

This table  describes  the fees and  expenses  that you may pay when  buying and holding shares of the Fund depending on the share class you select.

--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------
Shareholder Fees (paid
directly from your          Class A    Class B      Class C    Class R    Institutional  Institutional
investment) (1)             Shares     Shares       Shares     Shares     Service        Class
                                                                          Class Shares   Shares
--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------
Maximum Sales Charge
(Load) imposed upon
purchases (as a
percentage of offering
price)                       5.75%(2)   None         None       None       None           None
--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------
Maximum Deferred Sales
Charge (Load) imposed
upon redemptions (as a
percentage of offering or
sale price, whichever is
less)                        None(3)    5.00%(4)     1.00%(5)   None       None           None
--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------
Redemption/Exchange Fee
(as a percentage of
amount redeemed or
exchanged)(6)                2.00%      2.00%        2.00%      2.00%      2.00%          2.00%
--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------

--------------------------------------------------------------------------------------------------------

--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------
Annual Fund Operating
Expenses (expenses that
are deducted from Fund
assets)

--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------
Management Fees (paid to
have the Fund's
investments
professionally managed)      1.25%      1.25%        1.25%      1.25%      1.25%          1.25%
--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------
Distribution and/or
Service (12b-1) Fees
(paid from Fund assets to
cover the cost of sales,
promotions and other
distribution activities,
as well as certain
shareholder servicing
costs)                       0.25%      1.00%        1.00%      0.40%(7)   None           None
--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------
Other Expenses(8)
--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------
  Short Sale Dividend
  Expenses(9)                0.64%      0.64%        0.64%      0.64%      0.64%          0.64%
--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------
  Remainder of Other
  Expenses                   0.96%      0.96%        0.96%      1.16%      0.96%          0.96%
--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------
Total of Other Expenses      1.60%      1.60%        1.60%      1.80%      1.60%          1.60%
--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------
Total Annual Fund
Operating Expenses           3.10%      3.85%        3.85%      3.45%      2.85%          2.85%
--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------
Amount of Fee
Waiver/Expense
Reimbursement(10)            0.56%      0.56%        0.56%      0.56%      0.56%          0.56%
--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------
Total Annual Fund
Operating Expenses (After
Waivers/Reimbursements)
(11)                         2.54%      3.29%        3.29%      2.89%      2.29%          2.29%
--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

                                       6

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Gartmore:  Choosing a Share  Class--Reduction  and Waiver of
     Class A Sales Charges.

(3)  A  contingent  deferred  sales  charge  (CDSC) of up to 1.00% will apply to certain  redemptions  of Class A shares if purchased  without sales charges and for which a  finder's  fee was paid.  See  Section  4,  Investing  with
     Gartmore: Choosing a Share Class--Purchasing Class A Shares without a Sales
     Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Gartmore: Choosing a Share Class--Class B Shares.
(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after  purchase.  See Section 4, Investing with Gartmore:  Choosing a Share
     Class--Class C Shares.
(6)  A redemption/exchange  fee of 2.00% applies to shares redeemed or exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4, Investing with Gartmore: Selling Shares--Exchange and Redemption
     Fees.
(7)  Pursuant  to the Fund's  Rule 12b-1  Plan,  Class R shares are subject to a maximum  Rule  12b-1 fee of 0.50% of the  average  daily net  assets of the
     Fund's Class R shares,  but such fees will be limited to no more than 0.40%
     during  the  current  fiscal  year.  For more  information  see  Section 4,
     Investing with Gartmore: Sales Charges and Fees.

(8)  "Other  Expenses" are estimated based on the Fund's  projected  average net assets for the current fiscal year ending October 31, 2006,  since the Fund is new. "Other  Expenses"  include  administrative  services fees which are permitted  to  be up  to  0.25%  with  respect  to  Class  A,  Class  R and
     Institutional Service Class shares.  Administrative services fees for Class
     A, Class R and  Institutional  Service  Class  shares are  estimated  to be
     0.00%,  0.20% and 0.00%,  respectively.  The full  0.25% in  administrative services fees is not reflected in "Other Expenses" at this time because the
     Fund does not anticipate  selling its shares to intermediaries  that charge the full amount permitted.
(9)  The Fund's  principal  investment  strategies  include  selling  securities short.  When a cash  dividend is declared on a security  for which the Fund has a short position, the Fund incurs the obligation to pay an amount equal to that  dividend  to the  lender  of the  shorted  security  ("short  sale dividend expense"), and this obligation must be disclosed as a Fund expense under "Total of Other Expenses" and "Total Annual Fund Operating Expenses."
     However,  any such dividend on a security sold short generally  reduces the market value of the shorted security, thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short-sale transaction.
(10) Gartmore  Mutual Funds (the "Trust") and Gartmore Mutual Fund Capital Trust
     (the "Adviser")  have entered into a written  contract  limiting  operating expenses to 1.65% at least through February 28, 2008 for all share classes.
     This limit excludes certain Fund expenses,  including any taxes,  interest,
     brokerage  fees,   extraordinary  expenses,  Rule  12b-1  fees,  short-sale
     dividend expenses,  and administrative  services fees and may exclude other expenses as well.  The Trust is  authorized  to  reimburse  the Adviser for management  fees previously  waived and/or for expenses  previously paid by the Adviser,  as long as the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.  Any reimbursements to the Adviser must be  within  three  years of the end of the  fiscal  year in which  the
     Adviser made or waived the payment for which it is being reimbursed. If the maximum  amount of Rule 12b-1 fees and  administrative  services  fees were
     charged,    the   "Total   Annual   Fund    Operating    Expenses    (After
     Waivers/Reimbursements)"  could increase to 2.79% for Class A shares, 3.04%
     for Class R shares and 2.54% for Institutional  Service Class shares before the Adviser would be required to further limit the Fund's expenses.
(11) Excluding  dividend  expense on securities sold short,  the ratio of "Total
     Annual Fund Operating  Expenses  (After  Waivers/Reimbursements)"  would be
     1.90%,  2.65%, 2.65%, 2.25%, 1.65% and 1.65% for Class A, Class B, Class C,
     Class R,  Institutional  Service  Class  and  Institutional  Class  shares, respectively.

                                       7

Example

This  Example is intended to help you compare the cost of  investing in the Fund with the cost of investing in other mutual funds.

The Example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated  and then  sell all of your  shares  at the end of those  periods.  It assumes  a 5%  return  each  year,  no  change  in  expenses,  and  the  expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                               1 year    3 years
        Class A shares*                          $817     $1,427
        Class B shares                           $832     $1,424
        Class C shares                           $432     $1,124
        Class R shares                           $292     $1,008
        Institutional Service Class shares       $232       $830
        Institutional Class shares               $232       $830

*    Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                               1 year    3 years
        Class B shares                           $332     $1,124
        Class C shares                           $332     $1,124

**   Expenses  paid on the same  investment  in Class A (unless your purchase is subject  to a  CDSC  for a  purchase  of  $1,000,000  or  more),  Class  R,
     Institutional  Service Class and Institutional  Class shares do not change, whether or not you sell your shares.

The Fund  does not  apply  sales  charges  on  reinvested  dividends  and  other distributions. If these sales charges (loads) were included, your costs would be higher.

                                       8

Section 2 - Fund Details

Additional Information about Investments, Investment Techniques and Risks

Stock market risk - The Fund could lose value if the individual  stocks in which it maintains long positions  decline in price. In addition,  the Fund could lose value if the  individual  stocks it sells short  increase  in price.  Stocks and stock markets may experience  short-term  volatility (price fluctuation) as well as extended periods of price decline or increase. Individual stocks are affected by many factors, including:

o corporate earnings;
o production;
o management;
o sales; and
o market trends,  including investor demand for a particular type of stock, such as growth or value stocks,  small or large stocks, or stocks within a particular industry.

Stock markets are affected by numerous  factors,  including  interest rates, the outlook for corporate  profits,  the health of the national and world economies, national and world social and political  events,  and the  fluctuation  of other stock markets around the world.

Depositary  receipts - The Fund may invest in securities  of foreign  issuers in the form of depositary receipts,  such as American Depositary Receipts ("ADRs"),
European  Depositary  Receipts ("EDRs") and Global Depositary Receipts ("GDRs"),
which  typically  are  issued  by  local  financial  institutions  and  evidence ownership  of the  underlying  securities.  Depositary  receipts  are  generally subject to the same risks as the foreign  securities  that they evidence or into which they may be converted.

Depositary  receipts  may or may  not be  jointly  sponsored  by the  underlying issuer.  The issuers of  unsponsored  depositary  receipts are not  obligated to
disclose   information  that  is  considered  material  in  the  United  States.
Therefore,  there may be less information  available regarding these issuers and there may not be a correlation  between such information and the market value of the  depositary  receipts.  Certain  depositary  receipts  are not  listed on an exchange and therefore may be considered to be illiquid securities.

Short  sales  risk - The Fund may sell a  security  the Fund does not own in the hope of buying the same  security at a later date at a lower price.  The Fund is required to borrow the  security to deliver it to the buyer and is  obligated to return the security to the lender at a later date.  Short sales involve the risk that the price of the security sold short  increases  from the time the security is sold  short to the date  the Fund  purchases  the  security  to  replace  the borrowed  security.  Any such loss is  increased by the amount of the premium or interest  the Fund must pay to the lender of the  security.  Likewise,  any gain will be  decreased by the amount of premium or interest the Fund must pay to the lender of the security. When a cash dividend is declared on a security for which the Fund has a short  position,  the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security.  However, any such dividend on a security  sold short  generally  reduces  the market  value of the shorted

                                       9

security,  thus  increasing  the Fund's  unrealized  gain or reducing the Fund's unrealized  loss on its  short-sale  transaction.  The Fund is also  required to segregate  other  assets  on its  books to cover its  obligation  to return  the security to the lender  which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity.

The Fund's  performance  may also  suffer if it is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the  securities  the Fund borrowed prior to the end of the term of the short sale and the Fund was  unable to borrow the  securities from another securities lender.

Derivatives  - The Fund may invest in  derivatives,  which are  contracts  whose value are based on the performance of an underlying  financial  asset,  index or other measure.  For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures  contract  varies with the value of the underlying  futures  contract, which in turn varies with the value of the  underlying  commodity  or  security.
Derivatives  present  the risk of  disproportionately  increased  losses  and/or reduced opportunities for gains when the financial asset to which the derivative is linked  changes in unexpected  ways.  Some risks of investing in  derivatives include the risk that:

o the  other  party  to  the  derivatives  contract  may  fail  to  fulfill  its obligations;
o their use may reduce  liquidity and make the Fund harder to value,  especially in declining markets;
o the Fund may suffer  disproportionately  heavy  losses  relative to the amount invested; and
o changes in the value of  derivatives  may not match or fully offset changes in the value of the hedged  portfolio  securities,  thereby  failing to achieve the original purpose for using the derivatives.

Securities lending - The Fund may lend securities,  which involves the risk that the borrower  may fail to return the  securities  in a timely  manner or at all.
Consequently,  the Fund may lose money and there could be a delay in  recovering the loaned securities. The Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls,  including the value of investments made with cash  collateral.  Under certain  circumstances,  these events could trigger adverse tax consequences to the Fund.

Portfolio  turnover  - The Fund may  engage in active  and  frequent  trading of portfolio  securities.  A higher portfolio  turnover rate increases  transaction costs and as a result may adversely impact the Fund's performance and may:

o increase share price volatility; and
o result in additional tax consequences for Fund shareholders.

Temporary  investments - The Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund's  management  believes  that  business,  economic,  political or financial conditions warrant, the Fund may invest without limit in cash or money market cash equivalents, including:

                                       10

o short-term U.S. government securities;
o certificates of deposit,  bankers' acceptances,  and interest-bearing  savings deposits of commercial banks;
o prime quality commercial paper;
o repurchase  agreements  covering any of the  securities  in which the Fund may invest directly; and
o shares of other  investment  companies  that invest in securities in which the
Fund may invest, to the extent permitted by applicable law.

The use of  temporary  investments  prevents  a Fund  from  fully  pursuing  its investment objective, and the Fund may miss potential market upswings.

The Statement of Additional Information ("SAI") contains more information on the
Fund's  principal  investments  and  strategies  and can be requested  using the addresses and telephone numbers on the back of this prospectus.

The Fund will post its top 10 portfolio  holdings  for its calendar  quarters on the Trust's Internet site at www.gartmorefunds.com.  The top 10 holdings will be available no earlier than 10 business days after the end of the Fund's  calendar quarter  and will  remain  until  the Fund  files its next  quarterly  portfolio holdings  report  on Form  N-CSR or Form N-Q with the  Securities  and  Exchange
Commission.  A description of the Fund's  policies and procedures  regarding the release of portfolio holdings information is available in the Fund's SAI.

                                       11

Section 3:  Fund Management

Investment Adviser

Gartmore Mutual Fund Capital Trust (the "Adviser"),  located at 1200 River Road,
Suite 1000, Conshohocken,  Pennsylvania 19428, is the Fund's investment adviser.
The Adviser manages the investment of the Fund's assets and supervises the daily business affairs of the Fund. The Adviser was organized in 1999 as an investment adviser for mutual funds.  The Adviser is part of the Gartmore Group,  the asset management arm of Nationwide Mutual Insurance Company.

The total annual  advisory fees that can be paid to the Adviser (as a percentage of the Fund's average daily net assets) is 1.25% for the Fund.

A  discussion  regarding  the basis for the Board of  Trustees'  approval of the investment  advisory agreement for the Fund will be available in the Fund's next annual  report to  shareholders,  which will  cover the  period  from the Fund's inception to October 31, 2006.

Portfolio Management

Joseph A.  Cerniglia,  portfolio  manager and senior  quantitative  analyst,  is responsible  for the day-to-day  management of the Fund and the selection of the
Fund's  investments.  He also  manages  the  Gartmore  Small Cap Core Fund,  the
Gartmore Market Neutral Fund, and the core quantitative  sleeves of the Gartmore
Nationwide Fund and the Gartmore GVIT Nationwide Fund.

Mr.  Cerniglia  joined  Gartmore in September 2000 and has been  responsible for developing and implementing  quantitative  investment  strategies for Gartmore's equity funds. Prior to joining the Adviser,  Mr. Cerniglia was an equity analyst at  Pitcairn  Trust  Company  where  he was  involved  in both  fundamental  and
quantitative  research,   including  portfolio   optimization   routines,   risk
monitoring and enhanced valuation models.

The  SAI  provides   additional   information  about  the  portfolio   manager's
compensation,  other accounts managed by the portfolio manager and the portfolio manager's  ownership  of  securities  in the  Fund(s)  managed by the  portfolio manager, if any.

Multi-Manager Structure

The  Adviser  and the Trust  have  received  an  exemptive  order  from the U.S.
Securities and Exchange Commission for a multi-manager structure that allows the
Adviser  to  hire,  replace  or  terminate  a  subadviser  (excluding  hiring  a subadviser  which is an  affiliate  of the  Adviser)  without  the  approval  of shareholders.  The  order  also  allows  the  Adviser  to  revise a  subadvisory agreement with a non-affiliated subadviser with the approval of the Trustees but without

                                       12

shareholder  approval.  Currently,  the Fund is managed by the Adviser, but if a new non-affiliated  subadviser is hired for the Fund,  shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Fund greater flexibility enabling it to operate efficiently.

Should the Adviser hire a  subadviser,  the Adviser  would perform the following oversight and evaluation services to the Fund:

     o    initial due diligence on prospective Fund subadvisers;
     o    monitoring  subadviser  performance,  including  ongoing  analysis and periodic consultations;
     o    communicating   performance   expectations   and  evaluations  to  the
          subadvisers; and
     o    making  recommendations  to the Board of Trustees  regarding  renewal, modification or termination of a subadviser's contract.

The  Adviser  does not expect to  recommend  a  subadviser  for the  foreseeable future.  In the event that the  Adviser  does  recommend  a  subadviser  that is approved by the Board of Trustees, the Adviser will periodically provide written reports  to the Board of  Trustees  regarding  its  evaluation  and  monitoring.
Although  the Adviser  will  monitor  the  subadviser  performance,  there is no certainty that any subadviser or the Fund will obtain  favorable  results at any given time.

                                       13

Section 4:  Investing with Gartmore

Choosing a Share Class

When selecting a share class, you should consider the following:

     o    which share classes are available to you,
     o    how long you expect to own your shares,
     o    how much you intend to invest,
     o    total costs and expenses associated with a particular share class, and
     o    whether you qualify for any reduction or waiver of sales charges.

Your  financial  adviser can help you to decide which share class is best suited to your needs.

The Gartmore  Funds offer several  different  share classes each with  different price and cost  features.  The table below compares Class A, Class B and Class C shares, which are available to all investors.

Class  R,  Institutional  Service  Class  and  Institutional  Class  shares  are
available  only  to  certain  investors.   For  eligible  investors,   Class  R,
Institutional  Service Class shares and  Institutional  Class shares may be more suitable than Class A, Class B or Class C shares.

Before you invest,  compare the  features of each share  class,  so that you can choose the class that is right for you. We  describe  each share class in detail on the following pages. Your financial adviser can help you with this decision.

Comparing Class A, Class B and Class C Shares

Classes and Charges                      Points to Consider
Class A Shares
Front-end sales charge up to 5.75%       A front-end sales charge means
                                         that a portion of your initial
                                         investment goes toward the sales
                                         charge and is not invested.
Contingent deferred sales charge         Reduction and waivers of sales
(CDSC)(1)                                charges may be available.
Annual service and/or 12b-1 fee up to    Total annual operating expenses
0.25%                                    are lower than Class B and Class
Administrative services fee up to 0.25%  C charges which means higher dividends and/or net asset value
                                         ("NAV") per share.

                                         No conversion feature.
                                         No maximum investment amount.
Class B Shares
CDSC up to 5.00%                         No front-end sales charge means
                                         your full investment immediately
                                         goes toward buying shares.
                                         No reduction of CDSC, but
                                         waivers may be available.
                                         The CDSC declines 1% in most
                                         years to zero after six years.
Annual service and/or 12b-1 fee up to    Total annual operating expenses
1.00%                                    are higher than Class A charges
No administrative services fee           which means lower dividends
                                         and/or NAV per share.

                                       14

                                         Automatic conversion to Class A
                                         shares after seven years, which
                                         means lower annual expenses in
                                         the future.
                                         Maximum investment amount of
                                         $100,000. Larger investments may
                                         be rejected.
Class C Shares
CDSC of 1.00%                            No front-end sales charge means
                                         your full investment immediately
                                         goes toward buying shares.
                                         No reduction of CDSC, but
                                         waivers may be available.
                                         The CDSC declines to zero after
                                         one year.
Annual service and/or 12b-1 fee up to    Total annual operating expenses
1.00%                                    are higher than Class A charges
No administrative services fee           which means lower dividends
                                         and/or NAV per share.
                                         No conversion feature.
                                         Maximum investment amount of
                                         $1,000,000(2).
                                         Larger investments may be
                                         rejected.

(1) Unless you are otherwise eligible to purchase Class A shares without a sales charge,  a CDSC of up to 1.00% may be charged on Class A shares  redeemed within
18 months of purchase if you paid no sales charge on the original purchase and a finders fee was paid.
(2) This limit was calculated based on a one-year holding period.

Class A Shares

Class A  shares  may be most  appropriate  for  investors  who want  lower  fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

Front-end Sales Charges for Class A Shares
------------------------ ----------------------------------- -------------------
                           Sales Charge as a percentage of         Dealer
                         ----------------- -----------------     Commission
                                           Net Amount                as
Amount of Purchase       Offering Price    Invested             Percentage of
                                           (approximately)     Offering Price
------------------------ ----------------- ----------------- -------------------
Less than $50,000              5.75%             6.10%              5.00%
------------------------ ----------------- ----------------- -------------------
$50,000 to $99,999             4.75              4.99               4.00
------------------------ ----------------- ----------------- -------------------
$100,000 to $249,999           3.50              3.63               3.00
------------------------ ----------------- ----------------- -------------------
$250,000 to $499,999           2.50              2.56               2.00
------------------------ ----------------- ----------------- -------------------
$500,000 to $999,999           2.00              2.04               1.75
------------------------ ----------------- ----------------- -------------------
$1 million or more             None              None               None*
------------------------ ----------------- ----------------- -------------------

*    Dealer may be eligible for a finders fee as described in "Purchasing  Class
     A Shares without a Sales Charge" below.

Reduction and Waiver of Class A Sales Charges

If you  qualify  for a reduction  or waiver of Class A sales  charges,  you must notify Customer  Service,  your financial  adviser or other  intermediary at the time of purchase and must also provide any  required  evidence  showing that you qualify.  The value of cumulative  quantity  discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by  multiplying  the number of shares by their current NAV.
In order to  obtain  a sales  charge  reduction,  you may need to  provide  your financial  intermediary  or the Fund's  transfer agent, at the time of purchase, with information regarding shares of the

                                       15

Fund  held in  other  accounts  which  may be  eligible  for  aggregation.  Such information may include account  statements or other records regarding shares of the Fund held in (i) all accounts (e.g.,  retirement accounts) with the Fund and your financial intermediary;  (ii) accounts with other financial intermediaries;
and (iii) accounts in the name of immediate family household members (spouse and children  under 21). You should  retain any records  necessary  to  substantiate
historical   costs  because  the  Fund,  its  transfer   agent,   and  financial
intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See "Reduction of Class A Sales Charges" and "Waiver of
Class A Sales  Charges"  below and "Reduction of Class A Sales Charges" and "Net
Asset  Value  Purchase  Privilege  (Class  A Shares  Only)"  in the SAI for more information.  This information  regarding  breakpoints is also available free of charge at www.gartmorefunds.com/invest/salesinformation.

Reduction of Class A Sales Charges

Investors may be able to reduce or eliminate  front-end sales charges on Class A shares through one or more of these methods:

o    A larger  investment.  The sales  charge  decreases  as the  amount of your investment increases.
o    Rights of  accumulation.  To qualify for the reduced  Class A sales charges that would apply to a larger purchase than you are currently  making (shown in the  table  above),  you and  other  family  members  living at the same address can add the current value of any Class A, Class D, Class B or Class
     C shares in all Gartmore Funds (except Gartmore Money Market Fund) that you currently  own or are  currently  purchasing  to the value of your  Class A purchase.
o    Insurance proceeds or benefits discount privilege.  If you use the proceeds of an  insurance  policy  issued by any  Nationwide  Insurance  company  to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.
o    Share repurchase privilege.  If you sell Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class  without  paying an  additional sales charge within 30 days of selling shares on which you previously  paid a sales  charge.  (Reinvestment  does not affect the amount of any  capital gains  tax  due.  However,  if you  realize  a loss on your  sale  and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

o    Letter of Intent discount. If you declare in writing that you or a group of family  members  living at the same  address  intend to  purchase  at least
     $50,000 in Class A shares  (except the Gartmore Money Market Fund) during a
     13-month period,  your sales charge is based on the total amount you intend to invest.  You are  permitted  to backdate  the letter in order to include purchases  made during the  previous  90 days.  You can also  combine  your purchase of Class A shares with your  purchase of Class D, Class B or Class
     C shares to fulfill your Letter of Intent.  You are not legally required to complete the purchases indicated in your Letter of Intent.  However, if you do not fulfill your Letter of Intent,  additional  sales charges may be due and  shares  in your  account  would be  liquidated  to cover  those  sales charges.

Waiver of Class A Sales Charges

                                       16

Front-end  sales  charges  on  Class A  shares  are  waived  for  the  following purchasers:

o    investors purchasing shares through an unaffiliated brokerage firm that has
     an  agreement   with  the  Gartmore   Distribution   Services,   Inc.  (the
     "Distributor") to waive sales charges;
o    directors,  officers,  full-time employees, sales representatives and their employees and investment  advisory  clients of a  broker-dealer  that has a dealer/selling agreement with the Distributor;
o    any investor who pays for shares with  proceeds from sales of Gartmore Fund
     Class D shares (Class D shares are offered by other  Gartmore Funds but not the Fund);
o    retirement plans;
o    investment  advisory clients of the Adviser,  Gartmore SA Capital Trust and their affiliates; and
o    directors,  officers,  full-time employees (and their spouses,  children or immediate  relatives)  of sponsor  groups that may be  affiliated  with the
     Nationwide Insurance and Nationwide Financial companies from time to time.

The SAI lists other investors eligible for sales charge waivers.

Purchasing Class A Shares without a Sales Charge

Purchases  of $1  million  or more of Class A  shares  have no  front-end  sales charge.  You can purchase $1 million or more in Class A shares in one or more of the  funds  offered  by  Gartmore  Mutual  Funds  (including  the  Fund  in this prospectus)  at one time.  Or, you can  utilize the Rights of  Accumulation  and
Letter of Intent Discount as described  above.  However,  a contingent  deferred sales  charge  (CDSC) of up to 1.00%  applies if a "finders  fee" is paid by the
Distributor to your financial adviser or intermediary and you redeem your shares within  18 months of  purchase.  The CDSC  covers  the  finders  fee paid to the selling dealer.

The CDSC also does not apply:

     o    if you are eligible to purchase  Class A shares without a sales charge for another reason; or
     o    to shares acquired  through  reinvestment of dividends or capital gain distributions.

Contingent Deferred Sales Charge on Certain Sales of Class A Shares

---------------------- ----------------- ------------------- -------------------
Amount of                  $1 million        $4 million         $25 million
Purchase                 to $3,999,999     to $24,999,999         or more
---------------------- ---------------------------------------------------------
If sold within                                18 months
---------------------- ----------------- ------------------- -------------------
Amount of CDSC               1.00%              0.50%              0.25%
---------------------- ----------------- ------------------- -------------------

Any CDSC is based on the original  purchase price or the current market value of the shares being sold,  whichever is less. If you sell a portion of your shares, shares that are not  subject to a CDSC are sold  first,  followed by shares that you have owned the longest.  This minimizes the CDSC you pay. Please see "Waiver of Contingent Deferred Sales Charges-Class A, Class B, and Class C Shares" for a
list of situations where a CDSC is not charged.

                                       17

The CDSC for Class A shares of the Fund is described  above;  however,  the CDSC for Class A shares of other Gartmore Funds may be different and are described in their respective  prospectuses.  If you purchase more than one Gartmore Fund and subsequently  redeem  those  shares,  the  amount  of the  CDSC is  based on the specific  combination of Gartmore  Funds  purchased and is  proportional  to the amount you redeem from each Gartmore Fund.

Waiver of Contingent Deferred Sales Charges
Class A, Class B, and Class C Shares

The CDSC is waived on:
o    the sale of Class A, Class B or Class C shares purchased through reinvested dividends  or  distributions.  However,  a CDSC is charged if you sell your
     Class B or Class C shares  and then  reinvest  the  proceeds  in Class B or
     Class C shares  within  30 days.  The CDSC is  re-deposited  into  your new account;
o    Class B shares which are qualifying redemptions of Class B shares under the
     Automatic Withdrawal Program;
o    Class B or Class C shares  sold  following  the  death or  disability  of a shareholder,  provided the sale occurs within one year of the shareholder's death or disability;
o    mandatory  withdrawals  from  traditional IRA accounts after age 70-1/2 and for other required distributions from retirement accounts; and
o    sales of Class C shares from  retirement  plans  offered by the  Nationwide
     Trust Company

For more complete information, see the SAI.

Class B Shares

Class B shares may be  appropriate  if you do not want to pay a front-end  sales charge,  are investing less than $100,000 and anticipate holding your shares for longer than six years.

If you sell Class B shares  within six years of purchase you must pay a CDSC (if you are not entitled to a waiver).  The amount of the CDSC decreases as shown in the following table:

------------------ -------- -------- -------- -------- -------- -------- ---------------
                                                                          7 years or
Sale within         1 year   2 years  3 years  4 years  5 years  6 years  more
------------------ -------- -------- -------- -------- -------- -------- ---------------
Sales charge          5%       4%       3%       3%       2%       1%       0%
------------------ -------- -------- -------- -------- -------- -------- ---------------

Conversion of Class B shares

After you hold your Class B shares for seven years, they  automatically  convert at no charge  into  Class A shares,  which  have  lower  fund  expenses.  Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the number of Class
B shares converted; however, the total dollar value will be the same.

Class C Shares

                                       18

Class C shares may be  appropriate  if you are  uncertain how long you will hold your  shares.  If you sell your  Class C shares  within the first year after you purchase them you must pay a CDSC of 1%.

For both B and C shares, the CDSC is based on the original purchase price or the current market value of the shares being sold,  whichever is less. If you sell a portion of your  shares,  shares  that are not subject to a CDSC are sold first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See "Waiver of Contingent  Deferred Sales Charges-Class A, Class B, and
Class C Shares" for a list of situations where a CDSC is not charged.

Share Classes Available Only To Institutional Accounts
The Fund offers  Institutional  Service Class,  Institutional  Class and Class R
shares. Only certain types of entities and selected  individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an  intermediary  and is eligible to invest in more than one class of shares,  the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account.  Plan fiduciaries  should consider their  obligations  under ERISA when determining which class is appropriate for the retirement plan.

Other  fiduciaries  should also consider their  obligations  in determining  the appropriate share class for a customer including:

o    the level of distribution and administrative services the plan requires;

o    the total expenses of the share class; and

o    the appropriate  level and type of fee to compensate the  intermediary.  An intermediary may receive different compensation depending on which class is chosen.

Class R Shares

Class R Shares are available to retirement plans including:

o    401(k) plans,

o    457 plans,

o    403(b) plans,

o    profit sharing and money purchase pension plans,

o    defined benefit plans,

o    non-qualified deferred compensation plans, and

o    other  retirement  accounts in which the retirement  plan or the retirement plan's financial  service firm has an agreement with the Distributor to use
     Class R shares.

                                       19

The  above-referenced  plans are generally small and mid-sized retirement plans, having at least $1 million in assets and shares held  through  omnibus  accounts
that  are  represented  by  an  intermediary  such  as  a  broker,   third-party
administrator, registered investment adviser or other plan service provider.

Class R shares are not available to:

o    retail retirement accounts,
o    institutional non-retirement accounts,
o    traditional and Roth IRAs,
o    Coverdell Education Savings Accounts,
o    SEPs and SAR-SEPs,
o    SIMPLE IRAs,
o    one-person Keogh plans,
o    individual 403(b) plans, or
o    529 Plan accounts.

Institutional Service Class Shares

Institutional  Service  Class  shares are  available  for  purchase  only by the following:

o    retirement plans advised by financial  professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

o    retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Fund for these services;

o    a bank, trust company or similar  financial  institution  investing for its own  account  or for  trust  accounts  for which it has  authority  to make investment  decisions  as long as the  accounts  are part of a program that collects an administrative services fee;

o    registered investment advisers investing on behalf of institutions and high net-worth  individuals  where the  adviser is  compensated  by the Fund for providing services; or

o    life insurance  separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(k) plans.

Institutional Class Shares

Institutional Class shares are available for purchase only by the following:

     o    funds of funds offered by the  Distributor or other  affiliates of the
          Fund;
     o    retirement  plans  for  which no  third-party  administrator  receives compensation from the Fund;

                                       20

     o    institutional  advisory  accounts  of the  Adviser or its  affiliates, those  accounts which have client  relationships  with an affiliate of
          the  Adviser,   its  affiliates  and  their  corporate   sponsors  and
          subsidiaries; and related retirement plans;
     o    rollover  individual   retirement  accounts  from  such  institutional
          advisory accounts;
     o    a bank, trust company or similar financial  institution  investing for its own account or for trust  accounts  for which it has  authority to make  investment  decisions  as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative  service fees to the financial institution;
     o    registered investment advisers investing on behalf of institutions and high net-worth  individuals  where advisers  derive  compensation  for advisory services exclusively from clients; or
     o    high  net-worth  individuals  who invest  directly  without  using the
          services  of  a  broker,   investment   adviser  or  other   financial
          intermediary.

Sales Charges and Fees

Sales Charges
Sales charges, if any, are paid to the Fund's distributor, Gartmore Distribution
Services,  Inc. (the "Distributor").  These fees are either kept or paid to your financial adviser or other intermediary.

Distribution and Services Fees
The Fund has  adopted a  Distribution  Plan under  Rule 12b-1 of the  Investment
Company Act of 1940,  which permits Class A, Class B, Class C and Class R shares of  the  Fund  to  compensate  the  Distributor  for  expenses  associated  with distributing  and selling  shares and  providing  shareholder  services  through distribution  and/or  services fees.  These fees are paid to the Distributor and are either  kept or paid to your  financial  adviser or other  intermediary  for distribution and shareholder  services.  Institutional  Class and  Institutional
Service Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to  applicable  sales charges and are paid from the Fund's  assets on an ongoing  basis.  (The fees are  accrued  daily and paid monthly.) As a result,  12b-1 fees increase the cost of your investment and over time may cost more than other  types of sales  charges.  Under the  Distribution
Plan,  Class A, Class B, Class C and Class R shares pay the  Distributor  annual amounts not exceeding the following:

--------------------------- -------------------------------------------
Class                       as a % of daily net assets
--------------------------- -------------------------------------------
Class A shares              0.25% (distribution or service fee)
--------------------------- -------------------------------------------
Class B shares              1.00% (0.25% service fee)
--------------------------- -------------------------------------------
Class C shares              1.00% (0.25% service fee)
--------------------------- -------------------------------------------
Class R shares              0.50% (0.25% of which may be either a
                            distribution or service fee)
--------------------------- -------------------------------------------

Administrative Services Fees

Class A, Class R and  Institutional  Service  Class  shares of the Fund are also subject to fees pursuant to an Administrative Services Plan adopted by the Board of Trustees of the Trust.

                                       21

(These fees are in addition to Rule 12b-1 fees for Class A and Class R shares as described  above.)  These fees are paid by the Fund to  broker-dealers  or other
financial   intermediaries  who  provide   administrative  support  services  to
beneficial shareholders on behalf of the Fund. Under the Administrative Services
Plan, the Fund may pay a  broker-dealer  or other  intermediary a maximum annual fee of 0.25%  for  Class A,  Class R and  Institutional  Service  Class  shares;
however,  many  intermediaries do not charge the maximum permitted fee or even a portion thereof.

Because these fees are paid out of the Fund's Class A, Class R and Institutional
Service Class assets on an ongoing  basis,  these fees will increase the cost of your  investment in such share class over time and may cost you more than paying other types of fees.

Revenue Sharing

The investment adviser and/or it affiliates (collectively,  "Gartmore") may make
payments  for   marketing,   promotional   or  related   services   provided  by
broker-dealers and other financial  intermediaries that sell shares of the Trust or which include them as investment options for their respective customers.

These  payments  are  often  referred  to as  "revenue  sharing  payments."  The existence  or level of such  payments  may be based  on  factors  that  include, without  limitation,  differing  levels  or types of  services  provided  by the broker-dealer or other financial  intermediary,  the expected level of assets or sales of shares,  the placing of the Fund on a  recommended  or preferred  list, and/or access to an intermediary's  personnel and other factors. Revenue sharing payments are paid from  Gartmore's own  legitimate  profits and other of its own resources  (not from the Fund) and may be in addition to any Rule 12b-1 payments that are paid.  The Board of Trustees of the Trust will  monitor  these  revenue sharing arrangements as well as the payment of advisory fees paid by the Fund to its adviser to ensure that the levels of such  advisory  fees do not involve the indirect use of the Fund's assets to pay for  marketing,  promotional or related services.  Because revenue sharing  payments are paid by Gartmore,  and not from the Fund's assets,  the amount of any revenue sharing  payments is determined by
Gartmore.

In addition to the revenue sharing payments described above,  Gartmore may offer other  incentives  to sell  shares  of the  Fund in the form of  sponsorship  of educational or other client  seminars  relating to current  products and issues,
assistance  in  training  or  educating  an  intermediary's  personnel,   and/or
entertainment or meals.  These payments may also include,  at the direction of a retirement plan's named fiduciary,  amounts to a retirement plan intermediary to offset  certain plan expenses or otherwise for the benefit of plan  participants and beneficiaries.

The recipients of such payments may include:

o    the Fund's Distributor and other affiliates of the Adviser
o    broker-dealers
o    financial institutions, and
o    other financial  intermediaries through which investors may purchase shares of the Fund.

                                       22

Payments may be based on current or past sales; current or historical assets; or
a flat fee for specific services provided. In some circumstances,  such payments may create an incentive  for an  intermediary  or its  employees  or  associated persons to sell shares of the Fund to you instead of shares of funds  offered by competing fund families.

Contact your financial  intermediary  for details about revenue sharing payments it may receive.

Notwithstanding  the revenue sharing  payments  described  above, all investment advisers  and  subadvisers  to the  Trust  are  prohibited  from  considering  a
broker-dealer's   sale  of  any  of  the  Trust's   shares  in  selecting   such
broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally  may have  assisted  customers  in the  purchase of Fund  shares, although  neither such  assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the investment  adviser's selection of such broker-dealer for portfolio  transaction execution.

Contacting Gartmore Funds

Customer  Service  Representatives  are available 8 a.m. to 9 p.m. Eastern Time,
Monday through Friday at 800-848-0920.

Automated Voice Response Call  800-848-0920,  24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

     o    make transactions,
     o    hear fund price information, and
     o    obtain mailing and wiring instructions.

Internet Go to www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

     o    download Fund prospectuses,
     o    obtain information on the Gartmore Funds,
     o    access your account information, and
     o    request transactions, including purchases, redemptions and exchanges.

By Regular Mail Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205

By Overnight Mail Gartmore Funds, 3435 Stelzer Road, Columbus, Ohio 43219

By Fax 614-428-3278

                                       23

Fund Transactions--Class A, Class B, and Class C Shares
All  transaction  orders  must be received  by the Fund's  transfer  agent or an authorized  intermediary prior to the calculation of the Fund's NAV (generally 4
p.m. Eastern time) to receive that day's NAV.

----------------------------- ---------------------------------------
How to Buy Shares             How to Exchange* or Sell** Shares
(Be sure to specify the       Uncashed or undeliverable checks may
class of shares you wish to   be redeposited after six months in
purchase.)                    the Fund.
The Fund may reject any       *  Exchange privileges may be amended
order to buy shares and may      or discontinued upon 60-day
suspend the offering of          written notice to shareholders.
shares at any time.           ** A medallion signature guarantee may
                                 be required. See "Medallion
                                 Signature Guarantee" below.

----------------------------- ---------------------------------------
Through an authorized         Through an authorized intermediary.
intermediary. The Fund's      The Fund's Distributor has
Distributor has               relationships with certain brokers
relationships with certain    and other financial intermediaries
brokers and other financial   who are authorized to accept
intermediaries who are        purchase, exchange, and redemption
authorized to accept          orders for the Fund. Your transaction
purchase, exchange, and       is processed at the NAV next
redemption orders for the     calculated after the Fund's agent or
Fund. Your transaction is     an authorized intermediary receives
processed at the NAV next     your order in proper form.
calculated after the Fund's
agent or an authorized
intermediary receives your
order in proper form.

----------------------------- ---------------------------------------
By mail. Complete an          By mail or fax. You may request an
application and send with a   exchange or redemption by mailing or
check made payable to:        faxing a letter to Gartmore Funds.
Gartmore Funds. Payment       The letter must include your account
must be made in U.S.          number(s) and the name(s) of the
dollars and drawn on a U.S.   Fund(s) you wish to exchange from and
bank. The Fund does not       to. The letter must be signed by all
accept cash starter checks,   account owners. We reserve the right
third-party checks,           to request original documents for any
travelers' checks, credit     faxed requests.
card checks or money
orders.

----------------------------- ---------------------------------------
By telephone. You will have   By telephone. You will have
automatic telephone           automatic telephone privileges unless
privileges unless you         you decline this option on your
decline this option on your   application. The Fund follows
application. The Fund         procedures to confirm that telephone
follows procedures to         instructions are genuine and will not
confirm that telephone        be liable for any loss, injury,
instructions are genuine      damage or expense that results from
and will not be liable for    executing such instructions. The Fund
any loss, injury, damage or   may revoke telephone privileges at
expense that results from     any time, without notice to
executing such                shareholders. For redemptions,
instructions. The Fund may    shareholders who own shares in an IRA
revoke telephone privileges   account should call 800-848-0920.
at any time, without notice
to shareholders.              Additional information for selling
                              shares. The following types of
                              accounts can use the voice-response
                              system to sell shares: Individual,
                              Joint, Transfer on Death, Trust, and
                              Uniform Gift/Transfer to Minors.

                              A check made payable to the
                              shareholder(s) of record will be
                              mailed to the address of record.

                              The Fund may record telephone
                              instructions to sell shares and may
                              request sale instructions in writing,
                              signed by all shareholders on the
                              account.

----------------------------- ---------------------------------------

                                       24

----------------------------- ---------------------------------------
On-line. Transactions may     On-line. Transactions may be made
be made through the           through the Gartmore Funds' website.
Gartmore Funds' website.      However, the Fund may discontinue
However, the Fund may         on-line transactions of Fund shares
discontinue on-line           at any time.
transactions of Fund shares
at any time.

----------------------------- ---------------------------------------
By bank wire. You may have    By bank wire. The Fund can wire the
your bank transmit funds by   proceeds of your sale directly to
federal funds wire to the     your account at a commercial bank. A
Fund's custodian bank. (The   voided check must be attached to your
authorization will be in      application. (The authorization will
effect unless you give the    be in effect unless you give the Fund
Fund written notice of its    written notice of its termination.)
termination.)                 o    your proceeds will typically
o    if you choose this            be wired to your bank on the
     method to open a new          next business day after your
     account, you must call        order has been processed.
     our toll-free number     o    Gartmore deducts a $20
     before you wire your          service fee from the sale
     investment and arrange        proceeds for this service.
     to fax your completed    o    your financial institution
     application.                  may also charge a fee for
o    your bank may                 receiving the wire.
     charge a fee to wire     o    funds sent outside the U.S.
     funds.                        may be subject to higher fees.

                              Bank wire is not an option for
                              exchanges.

----------------------------- ---------------------------------------
By Automated Clearing House   By Automated Clearing House (ACH).
(ACH).                        Your redemption proceeds can be sent
You can fund your Gartmore    to your bank via ACH on the second
Funds account with proceeds   business day after your order has
from your bank via ACH on     been processed. A voided check must
the second business day       be attached to your application.
after your purchase order     Money sent through ACH should reach
has been processed. A         your bank in two business days. There
voided check must be          is no fee for this service. (The
attached to your              authorization will be in effect
application. Money sent       unless you give the Fund written
through ACH typically         notice of its termination.)
reaches Gartmore Funds from
your bank in two business     ACH is not an option for exchanges.
days. There is no fee for
this service. (The
authorization will be in
effect unless you give the
Fund written notice of its
termination.)

----------------------------- ---------------------------------------
Retirement plan               Retirement plan participants should
participants should contact   contact their retirement plan
their retirement plan         administrator regarding transactions.
administrator regarding       Retirement plans or their
transactions. Retirement      administrators wishing to conduct
plans or their                transactions should call our
administrators wishing to     toll-free number. Eligible entities
conduct transactions should   or individuals wishing to conduct
call our toll-free number.    transactions in Institutional Service
Eligible entities or          Class or Institutional Class shares
individuals wishing to        should call our toll-free number.
conduct transactions in
Institutional Service Class
or Institutional Class
shares should call our
toll-free number.

----------------------------- ---------------------------------------

Buying Shares

Share Price
The net asset value or "NAV" is the value of a single  share.  A separate NAV is calculated for each share class of the Fund. The NAV is:

     o    calculated  at the close of regular  trading  (usually 4 p.m.  Eastern
          Time) each day the New York Stock Exchange is open, and
     o    generally  determined  by dividing  the total net market  value of the securities  and  other  assets  owned  by  the  Fund  allocated  to  a particular class, less the liabilities allocated to

                                       25

          that class, by the total number of outstanding shares of that class.

The  purchase or  "offering"  price for Fund shares is the NAV (for a particular class) next  determined  after the order is received by the Fund or its agent in good order, plus any applicable sales charge.

Fair Value Pricing

The Board of Trustees of the Trust has adopted  Valuation  Procedures  governing the method by which individual  portfolio securities held by the Fund are valued in order to determine the Fund's NAV. The Valuation  Procedures provide that the
Fund's assets are valued primarily on the basis of market quotations.  Where the market quotations are unavailable or are deemed by the Adviser to be unreliable, a Fair  Valuation  Committee,  consisting of employees of the Adviser,  meets to determine a manual "fair valuation" in accordance with the Valuation Procedures.
In addition, the Valuation Committee will "fair value" securities whose value is affected by a "significant  event."  Pursuant to the Valuation  Procedures,  any
"fair valuation" decisions are subject to the review of the Board of Trustees.

A  "significant  event" is defined by the Valuation  Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal  market on which such security  trades but before the calculation of the Fund's NAV.  Significant  events that could affect individual portfolio  securities  may include  corporate  actions such as  reorganizations,
mergers  and  buy-outs,   corporate   announcements  on  earnings,   significant
litigation,  regulatory news such as government approvals,  and news relating to natural disasters  affecting the issuer's  operations.  Significant  events that could affect a large  number of  securities  in a particular  market may include
significant  market   fluctuations,   market  disruptions  or  market  closings,
governmental  actions  or other  developments,  or  natural  disasters  or armed conflicts that affect a country or region.

Due to the  time  differences  between  the  closings  of the  relevant  foreign securities  exchanges and the time that the Fund's NAV is  calculated,  the Fund may fair  value its  foreign  investments  more  frequently  than it does  other securities.  When fair value prices are  utilized,  these prices will attempt to reflect  the  impact of the U.S.  financial  markets'  perceptions  and  trading activities on the Fund's  foreign  investments  since the last closing prices of the foreign  investments  were  calculated on their primary  foreign  securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined  that  movements  in  relevant  indices or other  appropriate  market indicators, after the close of the foreign securities exchanges, may demonstrate that market  quotations are  unreliable,  and may trigger fair value pricing for certain securities.  Consequently,  fair value pricing of foreign securities may occur on a daily basis,  for instance,  using data  furnished by an  independent pricing service that draws upon, among other  information,  the market values of foreign investments.  Therefore,  the fair values assigned to the Fund's foreign investments  may not be the quoted or  published  prices of the  investments  on their primary markets or exchanges.

By fair  valuing a security  whose price may have been  affected by  significant events or by news

                                       26

after the last market pricing of the security,  the Fund attempts to establish a price that it might  reasonably  expect to receive upon the current sale of that security.  These procedures are intended to help ensure that the prices at which the Fund  shares  are  purchased  and  redeemed  are fair,  and do not result in dilution of shareholder interests or other harm to shareholders.

In-Kind Purchases.
The Fund may  accept  payment  for  shares  in the form of  securities  that are permissible investments for the Fund.

The Fund does not  calculate  NAV on days when the New York  Stock  Exchange  is closed.
- New Year's Day
- Martin Luther King, Jr. Day
- Presidents' Day
- Good Friday
- Memorial Day
- Independence Day
- Labor Day
- Thanksgiving Day
- Christmas Day
- Other days when the New York Stock Exchange is closed.

Minimum Investments

Class A, Class B and Class C Shares

To open an account $2,000
To open an IRA account $1,000
Additional investments $100
To start an Automatic Asset Accumulation Plan $1,000
Additional Investments
(Automatic Asset Accumulation Plan) $50
---------------------------------------------------------------------------
Institutional Service Class Shares

To open an account $50,000
Additional investments No Minimum
---------------------------------------------------------------------------
Institutional Class Shares

To open an account $1,000,000
Additional investments No Minimum
---------------------------------------------------------------------------
Minimum investment requirements do not apply to certain retirement plans or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

Customer Identification Information

                                       27

To help the  government  fight the  funding of  terrorism  and money  laundering activities,  federal law requires all financial  institutions to obtain,  verify and record information that identifies each person that opens a new account, and to determine  whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result,  unless such  information  is  collected  by the  broker-dealer  or financial  intermediary  pursuant  to an  agreement,  the Fund must  obtain  the following information for each person that opens a new account:

o    name,
o    date of birth (for individuals),
o    residential  or business  street  address  (although  post office boxes are still permitted for mailing), and
o    Social  Security  number,   taxpayer   identification   number,   or  other
     identifying number.

You may also be asked for a copy of your  driver's  license,  passport  or other identifying  document in order to verify your identity.  In addition,  it may be necessary  to verify your  identity  by  cross-referencing  your  identification information  with a consumer  report or other  electronic  database.  Additional information  may be  required  to  open  accounts  for  corporations  and  other entities.  Federal law prohibits the Fund and other financial  institutions from opening a new account  unless they receive the minimum  identifying  information listed above.  After an account is opened, the Fund may restrict your ability to purchase  additional shares until your identity is verified.  The Fund may close your account or take other appropriate  action if they are unable to verify your identity  within a reasonable  time.  If your account is closed for this reason, your shares will be  redeemed  at the NAV next  calculated  after the account is closed.

Accounts with Low Balances
Maintaining small accounts is costly for the Fund and may have a negative effect on  performance.  Shareholders  are  encouraged to keep their accounts above the
Fund's minimum.

o    If the value of your account falls below $2,000  ($1,000 for IRA accounts), you are generally  subject to a $5 quarterly fee.  Shares from your account are sold each  quarter to cover the fee,  which is  returned to the Fund to offset small account expenses. Under some circumstances, the Fund may waive the quarterly fee.
o    The Fund  reserves the right to sell your  remaining  shares and close your account if a sale of shares  brings the value of your account  below $2,000
     ($1,000 for IRA accounts). In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

Exchanging Shares
You may  exchange  your Fund  shares  for  shares of any  Gartmore  Fund that is currently accepting new investments as long as:

o    both accounts have the same registration,
o    your  first  purchase  in  the  new  fund  meets  its  minimum   investment
     requirement, and

                                       28

o    you  purchase  the same  class of shares.  For  example,  you may  exchange between Class A shares of any Gartmore Funds,  but may not exchange between
     Class A shares and Class B shares.

The  exchange  privileges  may be amended or  discontinued  upon 60-day  written notice to shareholders.

Generally,  there are no sales  charges for exchanges of Class B, Class C, Class
R, Institutional Class or Institutional Service Class shares. However,

o    if you  exchange  from  Class A shares  of the Fund to a fund with a higher sales charge,  you may have to pay the difference in the two sales charges;
     or
o    if you exchange  Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original fund is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted  exchange (except exchanges to Gartmore Money Market Fund.)

Exchanges into Gartmore Money Market Fund
You may  exchange  between  Class A, Class B, Class C or  Institutional  Service
Class shares and the Prime Shares of the Gartmore Money Market Fund. However, if
a sales charge was never paid on your Prime  Shares,  applicable  sales  charges apply to  exchanges  into other  fund(s).  In addition,  if you exchange  shares subject to a CDSC, the length of time you own Prime Shares of the Gartmore Money
Market Fund is not included for purposes of  determining  the CDSC.  Redemptions from the Gartmore  Money Market Fund are subject to any CDSC that applies to the original purchase.

Automatic Withdrawal Program

You may elect to  automatically  redeem Class A, Class B and Class C shares in a minimum amount of $50 or more.  Complete the  appropriate  section of the Mutual
Fund Application for New Accounts or contact your financial  intermediary or the
Transfer  Agent.  Your account  value must meet the minimum  initial  investment amount at the time the program is  established.  This  program  may reduce,  and eventually deplete, your account.  Generally, it is not advisable to continue to purchase  Class A or Class C shares  subject to a sales charge  while  redeeming shares using this program. An automatic  withdrawal plan for Class C shares will be subject to any  applicable  CDSC. If you own Class B shares,  you will not be charged a CDSC on redemptions if you redeem 12% or less of your account value in a single year. More information  about the waiver of the CDSC for Class B shares is located in the SAI.

Selling Shares

You can sell or, in other words redeem, your Fund shares at any time, subject to the  restrictions  described  below.  The price you  receive  when you sell your shares is the net asset value (minus

                                       29

any applicable sales charges or redemption fee) next determined after the Fund's authorized intermediary or an agent of the Fund receives your properly completed redemption  request.  The value of the shares you sell may be worth more or less than their original  purchase price  depending on the market value of the Fund's investments at the time of the sale.

You may not be able to sell your Fund shares or Gartmore  Funds may delay paying your redemption proceeds if:

o    the New York Stock  Exchange is closed  (other than  customary  weekend and holiday closings),
o    trading is restricted, or
o    an  emergency   exists  (as  determined  by  the  Securities  and  Exchange
     Commission).

Generally,  the Fund will pay you for the shares that you sell within three days after your redemption request is received.  Payment for shares that you recently purchased  may be delayed up to 10 business days from the purchase date to allow time for your  payment  to  clear.  The Fund  may  delay  forwarding  redemption proceeds for up to seven days if the account holder:

o    is engaged in excessive trading or
o    if the amount of the redemption  request would disrupt efficient  portfolio management or adversely affect the Fund.

If you choose to have your redemption  proceeds mailed to you and the redemption check is returned as  undeliverable  or is not presented for payment  within six months,  the Trust  reserves the right to reinvest the check proceeds and future distributions  in the shares of the particular  Fund at the Fund's  then-current net asset value until you give the Trust different instructions.

Under extraordinary  circumstances,  the Fund, in its sole discretion, may elect to honor redemption  requests by transferring some of the securities held by the
Fund  directly  to an account  holder as a  redemption  in-kind.  For more about
Gartmore Funds' ability to make a redemption-in-kind, see the SAI.

The Board of  Trustees  of the  Trust has  adopted  procedures  for  redemptions in-kind of affiliated  persons of a Fund.  Affiliated  persons of a Fund include shareholders who are affiliates of a Fund's investment  adviser and shareholders of a Fund  owning  5% or more of the  outstanding  shares  of that  Fund.  These procedures  provide that a redemption in-kind shall be effected at approximately the  affiliated  shareholder's  proportionate  share of the Fund's  current  net assets,  and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

Medallion Signature Guarantee

                                       30

A medallion  signature  guarantee is required for sales of shares of the Fund in any of the following instances:

o    your account address has changed within the last 15 calendar days,
o    the  redemption  check is made payable to anyone other than the  registered shareholder,
o    the proceeds are mailed to any address other than the address of record, or
o    the  redemption  proceeds are being wired to a bank for which  instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank,  brokerage firm or other  financial  institution  that a customer's  signature is valid.  Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion  signature  guarantee  in other  circumstances, without notice.

Excessive or Short-Term Trading

The Gartmore  Funds seek to discourage  excessive or short-term  trading  (often described as "market  timing").  Excessive  trading (either  frequent  exchanges between Gartmore Funds or sales and repurchases of Gartmore Funds within a short time period) may:

o    disrupt portfolio management strategies,
o    increase brokerage and other transaction costs, and
o    negatively affect Fund performance.

The Fund may be more or less  affected  by  short-term  trading in Fund  shares, depending on various  factors such as the size of the Fund, the amount of assets the Fund  typically  maintains in cash or cash  equivalents,  the dollar amount, number,  and frequency of trades in Fund shares and other  factors.  A Fund that invests in foreign  securities  may be at greater  risk for  excessive  trading.
Investors  may attempt to take  advantage  of  anticipated  price  movements  in securities  held by the Fund  based on  events  occurring  after  the close of a foreign  market  that may not be  reflected  in the Fund's NAV  (referred  to as
"arbitrage  market  timing").  Arbitrage  market timing may also be attempted in funds that hold  significant  investments  in small-cap  securities,  high-yield
(junk) bonds and other types of investments  that may not be frequently  traded.
There  is  the  possibility   that  arbitrage   market  timing,   under  certain
circumstances,  may dilute the value of Fund  shares if  redeeming  shareholders receive proceeds (and buying shareholders  receive shares) based on NAVs that do not reflect appropriate fair value prices

The Board of Trustees of the Trust has adopted  and  implemented  the  following
policies  and  procedures  to  detect,   discourage  and  prevent  excessive  or
short-term trading in the Fund:

Monitoring of Trading Activity

The Fund,  through the investment  adviser  and/or  subadviser and their agents, monitors  selected trades and flows of money in and out of the Fund in an effort to detect excessive short-term trading activities.  If a shareholder is found to have engaged in excessive  short-term trading,  the Fund may, in its discretion, ask the  shareholder to stop such  activities or refuse to process  purchases or exchanges in the shareholder's account.

                                       31

Restrictions on Transactions

Whenever the Fund is able to identify short-term trades and or traders, the Fund has broad  authority to take  discretionary  action  against  market  timers and against  particular  trades  and  uniformly  will apply the  short-term  trading restrictions  to all such  trades  that the  Fund  identifies.  It also has sole discretion to:

     o    restrict  purchases or exchanges  that the Fund or its agents  believe constitute excessive trading; and
     o    reject transactions that violate the Fund's excessive trading policies or its exchange limits.

The  Fund  has also  implemented  redemption  and  exchange  fees to  discourage excessive trading and to help offset the expense of such trading.

In general:

o    an exchange equaling 1% or more of the Fund's NAV may be rejected and
o    redemption and exchange fees are imposed on certain  Gartmore Funds.  These
     Gartmore  Funds will assess  either a redemption  fee if you sell your Fund shares or an exchange  fee if you  exchange  your Fund shares into  another
     Gartmore Fund.  The short-term  trading fees are deducted from the proceeds of the sale of the affected Fund shares.

Fair Valuation

The  Fund has fair  value  pricing  procedures  in place as  described  above in
Section 4, Investing with Gartmore, Buying Shares-Share Price.

Despite its best efforts,  the Fund may be unable to identify or deter excessive trades  conducted  through  intermediaries  or omnibus  accounts  that  transmit aggregate purchase, exchange and redemption orders on behalf of their customers.
In  short,  the  Fund  may not be able to  prevent  all  market  timing  and its potential negative impact.

Exchange and Redemption Fees

In order to discourage  excessive trading,  the Gartmore Funds impose redemption and exchange  fees on certain funds if you sell or exchange your shares within a designated  holding period. The redemption fee is paid directly to the fund from which the  shares  are  being  redeemed  and is  designed  to  offset  brokerage commissions, market impact and other costs associated with short-term trading of fund shares.  For  purposes of  determining  whether a  redemption  fee applies, shares that were held the longest are redeemed first.  This  exchange/redemption fee is in addition to any CDSC that may be  applicable  at the time of sale.  If you  exchange  assets into a Fund with a  redemption/exchange  fee, a new period begins at the time of the exchange.

Redemption and exchange fees do not apply to:

                                       32

     o    shares sold or exchanged under regularly scheduled withdrawal plans.
     o    shares purchased through reinvested dividends or capital gains.
     o    shares  sold  (or  exchanged  into the  Gartmore  Money  Market  Fund)
          following the death or disability of a  shareholder.  The  disability, determination  of disability,  and subsequent  sale must have occurred during the period the fee applied.
     o    shares sold in connection with mandatory  withdrawals from traditional
          IRAs after age 70-1/2 and other required distributions from retirement accounts.
     o    shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction.
     o    shares sold or  exchanged  by any "fund of funds"  that is  affiliated with a Fund.

With respect to shares sold or exchanged  following the death or disability of a shareholder,  mandatory  retirement plan distributions or sale within 30 days of an  automatic  payroll  deduction,  you must  inform  Customer  Service  or your intermediary  that the fee does not apply.  You may be required to show evidence that you qualify for the exception.

Only certain  intermediaries  have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

     o    broker wrap fee and other fee-based programs;
     o    omnibus  accounts  where there is no capability to impose a redemption fee on underlying customers' accounts; and
     o    intermediaries that do not or cannot report sufficient  information to impose a redemption fee on their customer accounts.

To the  extent  that  exchange  and  redemption  fees  cannot  be  collected  on particular  transactions  and  excessive  trading  occurs,  the  remaining  Fund shareholders bear the expense of such frequent trading.

The following  Gartmore Funds may assess the fee listed below on the total value of shares that are redeemed or exchanged  out of one of these Funds into another
Gartmore  Fund if you have held the shares of the Fund for less than the minimum holding period listed below:

                 Fund                      Exchange/         Minimum Holding
                                         Redemption Fee   Period (calendar days)

Gartmore China Opportunities Fund                2.00%                   90
Gartmore Emerging Markets Fund                   2.00%                   90
Gartmore Global Financial Services Fund          2.00%                   90
Gartmore Global Health Sciences Fund             2.00%                   90
Gartmore Global Natural Resources Fund           2.00%                   90
Gartmore Global Technology and
  Communications Fund                            2.00%                   90
Gartmore Global Utilities Fund                   2.00%                   90
Gartmore Hedged Core Equity Fund                 2.00%                   90
Gartmore International Growth Fund               2.00%                   90
Gartmore Market Neutral Fund                     2.00%                   90

                                       33

Gartmore Micro Cap Equity Fund                   2.00%                   90
Gartmore Mid Cap Growth Fund                     2.00%                   90
Gartmore Mid Cap Growth Leaders Fund             2.00%                   90
Gartmore Small Cap Fund                          2.00%                   90
Gartmore Small Cap Core Fund                     2.00%                   90
Gartmore Small Cap Growth
  Opportunities Fund                             2.00%                   90
Gartmore Small Cap Leaders Fund                  2.00%                   90
Gartmore Small Cap Value Fund                    2.00%                   90
Gartmore U.S. Growth Leaders
  Long-Short Fund                                2.00%                   90
Gartmore Value Opportunities Fund                2.00%                   90
Gartmore Worldwide Leaders Fund                  2.00%                   90
Gartmore Growth Fund                             2.00%                   30
Gartmore Large Cap Value Fund                    2.00%                   30
Gartmore Nationwide Fund                         2.00%                   30
Gartmore Nationwide Leaders Fund                 2.00%                   30
Gartmore U.S. Growth Leaders Fund                2.00%                   30
Gartmore Bond Fund                               2.00%                    7
Gartmore Bond Index Fund                         2.00%                    7
Gartmore Convertible Fund                        2.00%                    7
Gartmore Government Bond Fund                    2.00%                    7
Gartmore High Yield Bond Fund                    2.00%                    7
Gartmore International Index Fund                2.00%                    7
Gartmore Mid Cap Market Index Fund               2.00%                    7
Gartmore S&P 500 Index Fund                      2.00%                    7
Gartmore Short Duration Bond Fund                2.00%                    7
Gartmore Small Cap Index Fund                    2.00%                    7
Gartmore Tax-Free Income Fund                    2.00%                    7

                                       34

Section 5:  DISTRIBUTIONS AND TAXES

The  following  information  is provided to help you  understand  the income and capital gains you may earn while you own Fund shares, as well as certain federal income  tax  consequences  of owning  Fund  shares.  The Fund has  elected to be treated as a regulated  investment  company  under  Subchapter M of the Internal
Revenue  Code. As such,  the Fund  generally  pays no federal  income tax on the income and gains it  distributes  to you.  The amount of any  distribution  will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gain  distribution.  For tax advice about your  personal tax  situation, please speak with your tax adviser.

Income and Capital Gains Distributions
The Fund expects to declare and distribute its net investment income, if any, to shareholders as dividends  quarterly.  Capital gains, if any, may be distributed at least annually.  All income and capital gains distributions are automatically reinvested in shares of the  applicable  Fund. You may request a payment in cash in writing if the distribution is in excess of $5.

If you choose to have dividends or capital gain  distributions,  or both, mailed to you and  the  distribution  check  is  returned  as  undeliverable  or is not presented  for  payment  within  six  months,  the Trust  reserves  the right to reinvest  the check  proceeds  and  future  distributions  in the  shares of the particular  Fund at the Fund's  then-current  net asset value until you give the
Trust different instructions.

If you are a taxable  investor,  dividends  and capital gain  distributions  you receive from the Fund,  whether you reinvest  your  distributions  in additional
Fund shares or receive them in cash,  are subject to federal  income tax,  state taxes or local taxes:

o    distributions are taxable to you at either ordinary income or capital gains tax rates,  although the Fund's  investment  techniques  may result in more ordinary taxable income than might otherwise be the case for an equity fund that does not employ such techniques.
o    distributions  of  short-term   capital  gains  are  federally  taxable  at
     applicable ordinary income tax rates.
o    distributions  of long-term  capital  gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
o    for  individuals,  a portion of the income  dividends paid may be qualified dividend  income  eligible for long-term  capital gain tax rates,  provided that certain holding period requirements are met.
o    for  corporate  shareholders,  a portion  of income  dividends  paid may be eligible for the corporate dividend-received  deduction, subject to certain limitations.
o    distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

The amount and type of income  dividends and the tax status of any capital gains distributed  to you are  reported  on Form 1099,  which we send to you  annually during tax season (unless you hold your shares in a qualified  tax-deferred plan or account or are otherwise not subject to federal income tax). Mutual funds may reclassify income after your tax reporting  statement is mailed to you. This can result from the rules in the Internal Revenue Code that effectively

                                       35

prevent mutual funds, such as the Fund, from ascertaining with certainty,  until after the calendar  year end, and in some cases the Fund's  fiscal year end, the final  amount  and  character  of  distributions  the Fund has  received  on its investments during the prior calendar year. Prior to issuing your statement, the
Fund makes every effort to search for  reclassified  income to reduce the number of corrected forms mailed to  shareholders.  However,  when necessary,  the Fund will send you a corrected Form 1099 to reflect reclassified information.

If you invest in the Fund shortly  before it makes a capital gain  distribution, some  of  your  investment  may be  returned  to you in the  form  of a  taxable distribution. This is commonly known as "buying a dividend."

Selling and Exchanging Shares
Selling  your  shares may result in a realized  capital  gain or loss,  which is subject to federal  income tax. For tax purposes,  an exchange from one Gartmore
Fund to another is the same as a sale. For  individuals,  any long-term  capital gains you realize  from  selling  Fund shares are taxed at a maximum rate of 15%
(or 5% for  individuals  in the 10% and 15% federal  income tax rate  brackets).
Short-term capital gains are taxed at ordinary income tax rates. You or your tax adviser should track your purchases,  tax basis, sales and any resulting gain or loss.  If you sell Fund shares for a loss,  you may be able to use this  capital loss to offset any other capital gains you have.

Other Tax Jurisdictions
Distributions  may be subject to state and local  taxes,  even if not subject to federal  income taxes.  State and local tax laws vary;  please  consult your tax adviser.  Non-U.S.  investors may be subject to U.S.  withholding or estate tax, and are subject to special U.S. tax certification requirements.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts
When  you  invest  in the  Fund  through  a  qualified  employee  benefit  plan, retirement plan or some other tax-deferred account, income dividends and capital gain distributions generally are not subject to current federal income taxes. In general,  these plans or accounts are governed by complex tax rules.  You should ask your tax adviser or plan  administrator  for more information about your tax situation, including possible state or local taxes.

Backup Withholding
By law,  you may be subject to backup  withholding  on a portion of your taxable distributions  and  redemption  proceeds  unless you provide your correct Social
Security or taxpayer  identification  number and certify that (1) this number is correct,  (2) you are not subject to backup withholding,  and (3) you are a U.S.
person (including a U.S. resident alien). You may also be subject to withholding if the  Internal  Revenue  Service  instructs  us to  withhold a portion of your distributions and proceeds.  When withholding is required,  the amount is 28% of any distributions or proceeds paid.

This  discussion of  "Distributions  And Taxes" is not intended or written to be used as tax advice.  Because  everyone's  tax  situation  is unique,  you should consult  your tax  professional  about  federal,  state,  local or  foreign  tax consequences before making an investment in the Fund.

                                       36

Section 6:  FINANCIAL HIGHLIGHTS

Financial  information is not provided because the Fund did not begin operations until the date of this prospectus.

                                       37

Back Cover

Information from Gartmore Funds

Please read this  Prospectus  before you invest,  and keep it with your records.
The  following  documents--  which  may be  obtained  free of  charge--  contain additional information about the Fund:

     o    Statement of Additional  Information  (incorporated  by reference into this Prospectus)
     o    Annual Reports (which contain discussions of the market conditions and
          investment   strategies   that   significantly   affected  the  Fund's
          performance during its last fiscal year)
     o    Semiannual Reports

To  obtain  any  of the  above  documents  free  of  charge,  to  request  other information about a Fund or to make other shareholder  inquiries,  contact us at the address or number  listed  below.  The Fund's  first  annual  report will be available on or about December 31, 2006.

To reduce the volume of mail you receive,  only one copy of  financial  reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at  800-848-0920,  or write to us at the address  listed  below,  to request (1)
additional  copies free of charge,  or (2) that we  discontinue  our practice of mailing regulatory materials together.

For additional information contact:

By Regular Mail:
Gartmore Funds
P.O. Box 182205
Columbus, Ohio 43218-2205
(614) 428-3278 (fax)

By Overnight Mail:
Gartmore Funds
3435 Stelzer Road
Columbus, Ohio 43219

For 24-hour access:
800-848-0920 (toll free) Customer Service Representatives are available 8 a.m. -
9 p.m. Eastern Time,  Monday through Friday.  Call after 7 p.m. Eastern Time for
closing   share   prices.   Also,   visit  the   Gartmore   Funds'   website  at
www.gartmorefunds.com.

Information from the Securities and Exchange Commission (SEC)
You can obtain copies of Fund documents from the SEC
o    on the SEC's EDGAR database via the Internet at www.sec.gov,
o    by electronic request publicinfo@sec.gov,

                                       38

o    in person at the SEC's Public Reference Room in Washington, D.C. (For their hours of operation, call 202-551-8090.), or
o    by mail by sending  your  request to  Securities  and  Exchange  Commission
     Public Reference Section,  Washington,  D.C.  20549-0102 (The SEC charges a fee to copy any documents.)

The Trust's Investment Company Act File No.: 811-08495

(C)2006 Gartmore Global Investments, Inc. All rights reserved.

PR-HCE 9/06

                                       39

Gartmore Small Cap Growth Opportunities Fund
Gartmore Small Cap Value Fund

Fund Prospectus

September 29, 2006

As with all  mutual  funds,  the  Securities  and  Exchange  Commission  has not
approved  or  disapproved  these  Funds'  shares  or  determined   whether  this
prospectus is complete or accurate. To state otherwise is a crime.

                                                           www.gartmorefunds.com

Section 1:  Fund Summaries and Performance                             4
            Gartmore Small Cap Growth Opportunities Fund
            Gartmore Small Cap Value Fund

Section 2:  Fund Details                                              16
            Additional Information about Investments, Investment
             Techniques and Risks

Section 3:  Fund Management                                           18
            Investment Adviser
            Portfolio Management
            Multi-Manager Structure

Section 4:  Investing with Gartmore                                   21
            Choosing a Share Class
            Sales Charges and Fees
            Revenue Sharing
            Contacting Gartmore Funds
            Buying Shares
            Fair Value Pricing
            Customer Identification Information
            Exchanging Shares
            Automatic Withdrawal Program
            Selling Shares
            Excessive or Short-Term Trading
            Exchange and Redemption Fees

Section 5:  Distributions and Taxes                                   42
            Distributions and Capital Gains
            Selling and Exchanging Shares
            Other Tax Jurisdictions
            Tax Status for Retirement Plans and Other Tax-Deferred
             Accounts
            Backup Withholding

Section 6:  Financial Highlights                                      44

                                       1

This prospectus provides  information about two funds (the "Funds"),  the shares of which are offered by Gartmore Mutual Funds (the "Trust"):

Gartmore Small Cap Growth Opportunities Fund
Gartmore Small Cap Value Fund

These Funds are primarily intended:

o    to help investors seek to grow their capital by pursuing equity investments in small-cap companies.

The following  section  summarizes key  information  about the Funds,  including
information  regarding  their  investment   objectives,   principal  strategies,
principal risks,  performance and fees. As with any mutual fund, there can be no guarantee that either of the Funds will meet its respective investment objective or that the Fund's performance will be positive for any period of time.

Each Fund's investment objective can be changed without shareholder approval.

A Note about Share Classes

Each Fund offers six different  share classes - Class A, Class B, Class C, Class
R,  Institutional  Service Class and  Institutional  Class. An investment in any share class of a Fund  represents  an investment in the same assets of the Fund.
However,  the  fees,  sales  charges  and  expenses  for each  share  class  are different.  The different share classes simply let you choose the cost structure that is right for you. The fees and expenses for each of the Funds are set forth in the Fund Summaries.

Although  each Fund is currently  managed by Gartmore  Mutual Fund Capital Trust
(the "Adviser"), and the Adviser intends to manage each Fund for the foreseeable future, each Fund may employ a "multi-manager"  structure,  which means that the
Adviser, as each Fund's investment  adviser,  may hire, replace or terminate one or more  subadvisers,  not  affiliated  with  the  Adviser,  for a Fund  without shareholder  approval.  The  Adviser  believes  that  this  structure  gives  it increased  flexibility to manage the Funds in your best interests and to operate the Funds  more  efficiently.  See  Section  3, Fund  Management:  Multi-Manager
Structure for more information.

                                       2

Key Terms

In an effort to help you better  understand the many concepts involved in making an investment decision, we have defined the following terms:

Common stock - securities representing shares of ownership of a corporation.

Derivative - a contract or investment whose value is based on the performance of an underlying financial asset, index or economic measure.

Equity  securities  -  securities,  including  common  stock,  preferred  stock, securities  convertible  into common stock or securities (or other  investments)
with prices linked to the value of common stocks,  foreign  investment  funds or trusts and  depositary  receipts,  that  represent an ownership  interest in the issuer.

Growth style - a style of investing in equity  securities of companies  that the
Fund's management believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

Market capitalization - a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

Small-cap  companies - companies  which have market  capitalizations  similar to those of  companies  included in the Russell  2000(R)Index,  ranging from $218.4 million to $1.9 billion as of June 30, 2006.

Value  style - a style  of  investing  in  equity  securities  that  the  Fund's management believes are undervalued, which means that their prices are less than
Fund management  believes they are worth, based on such factors as price-to-book ratio,  price-to-earnings ratio and cash flow. Companies issuing such securities may be currently out of favor or  experiencing  poor operating  conditions  that
Fund management believes to be temporary.

                                       3

Section 1   Gartmore Small Cap Growth Opportunities Fund Summary and Performance

Objective

The Fund seeks long-term capital appreciation.

Principal Strategies

Under  normal  circumstances,  the Fund invests at least 80% of the value of its net assets in equity  securities  issued by  small-cap  companies  that,  in the opinion of the portfolio managers,  exhibit  characteristics that are consistent with a growth style of investing. The Fund invests primarily in the common stock of small-cap U.S.  companies in an attempt to provide investors with potentially higher returns than a fund that invests  primarily in larger,  more  established companies.

In managing a diversified  portfolio for the Fund, the portfolio  managers use a multi-step  research  and  analysis  process  involving  quantitative  screening measures followed by traditional  fundamental analysis of a company's prospects.
The  portfolio  managers  focus on  companies  that  exhibit  some or all of the following characteristics:

     o    strong financial characteristics,
     o    superior products and services,
     o    solid management teams,
     o    a threshold level of revenue growth rates,
     o    minimum price appreciation targets,
     o    accelerating earnings or revenue growth, and
     o    reasonable volume of trading in the market

Although the Fund looks for companies  with the  potential  for strong  earnings growth  rates,  some of the  Fund's  investments  may be in  companies  that are experiencing  losses.  There is no limit on the length of operating  history for the companies in which the Fund may invest.

The  Fund  also may use  derivatives,  such as  futures  and  options,  for more efficient portfolio management.  In addition,  the Fund may engage in securities lending in order to generate additional income.

The Fund's management considers selling a security when:

     o    the stock  attains  full  valuation  relative  to  stocks  of  similar companies or reaches the portfolio management team's price target,
     o    more compelling investment opportunities are identified,
     o    a company's market capitalization exceeds the benchmark capitalization range,
     o    any  change  in  company  fundamentals  occurs  from  the  time of the original investment, or
     o    deterioration  or  underperformance  of the stock's  market  valuation takes place.

                                       4

The Fund may  invest  without  limit in initial  public  offerings  ("IPOs")  of small-cap  companies,  although such IPOs may not be available for investment by the Fund or the impact of any such IPO would be uncertain.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Stock market risk - the Fund could lose value if the individual  stocks in which the Fund has invested or overall stock markets in which they trade go down.

Selection risk - the portfolio  managers may select securities that underperform the stock market, the Russell  2000(R)Growth  Index, or other funds with similar investment objectives and strategies.

Small-cap risk - results from investing in stocks of smaller companies.  Smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Initial public  offering risk - availability of IPOs may be limited and the Fund may not be able to buy any shares at the offering  price,  or may not be able to buy as many shares at the offering price as it would like.  Further,  IPO prices often are  subject to greater and more  unpredictable  price  changes  than more established stocks.

Growth  style risk - over time,  a growth  investing  style may go in and out of favor,  causing the Fund to sometimes  underperform  other equity funds that use different  investing  styles.  Growth  stocks as a group may be out of favor and underperform  the overall  equity  market for a long  period of time,  while the market concentrates on "value" stocks.

Derivatives risk -derivatives can disproportionately  increase losses and reduce opportunities  for gains when the  security  prices,  interest  rates,  currency values, or other such measures underlying derivatives change in unexpected ways.
They also present default risks if the  counterparty  to a derivatives  contract fails to fulfill its obligations to the Fund.

Portfolio  turnover  - the Fund may  engage in active  and  frequent  trading of portfolio  securities.  A higher portfolio  turnover rate increases  transaction costs and as a result may adversely impact the Fund's performance and may:

     o    increase share price volatility and
     o    result in additional tax consequences for Fund shareholders.

Securities  lending  risk - the  risk  that  the  loaned  securities  may not be returned if the borrower or the lending agent  defaults.  The collateral is also subject to the risks of the securities in which it is invested.

                                       5

If the value of the Fund's investments goes down, you may lose money.

                                       6

Performance

Performance  information  is  not  provided  because  the  Fund  did  not  begin operations until the date of this prospectus.

Fees and Expenses

This table  describes  the fees and  expenses  that you may pay when  buying and holding shares of the Fund depending on the share class you select.

--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------
Shareholder Fees (paid
directly from your          Class A    Class B      Class C    Class R    Institutional  Institutional
investment) (1)             Shares     Shares       Shares     Shares     Service        Class
                                                                          Class Shares   Shares
--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------
Maximum Sales Charge
(Load) imposed upon
purchases (as a
percentage of offering
price)                       5.75%(2)   None         None       None       None           None
--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------
Maximum Deferred Sales
Charge (Load) imposed
upon redemptions (as a
percentage of offering or
sale price, whichever is
less)                        None(3)    5.00%(4)     1.00%(5)   None       None           None
--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------
Redemption/Exchange Fee
(as a percentage of
amount redeemed or
exchanged)(6)                2.00%      2.00%        2.00%      2.00%      2.00%          2.00%
--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------

--------------------------------------------------------------------------------------------------------

--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------
Annual Fund Operating
Expenses (expenses that
are deducted from Fund
assets)
--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------
Management Fees (paid to
have the Fund's investments
professionally managed)      0.95%      0.95%        0.95%      0.95%      0.95%          0.95%
--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------
Distribution and/or Service
(12b-1) Fees (paid from
Fund assets to cover the
cost of sales, promotions
and other distribution
activities, as well as
certain shareholder
servicing costs)             0.25%      1.00%        1.00%      0.40%(7)   None           None
--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------
Other Expenses(8)            0.82%      0.77%        0.77%      0.97%      0.82%          0.77%
--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------
Total Annual Fund Operating
Expenses(9)                  2.02%      2.72%        2.72%      2.32%      1.77%          1.72%
--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------
Amount of Fee
Waiver/Expense
Reimbursement(10)            0.37%      0.37%        0.37%      0.37%      0.37%          0.37%
--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------
Total Annual Fund Operating
Expenses (After
Waivers/Reimbursements)      1.65%      2.35%        2.35%      1.95%      1.40%          1.35%
--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.
(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Gartmore:  Choosing a Share  Class--Reduction  and Waiver of
     Class A Sales Charges.

(3)  A  contingent  deferred  sales  charge  (CDSC) of up to 1.00% will apply to certain  redemptions  of Class A shares if purchased  without sales charges and for which a  finders  fee was  paid.  See  Section  4,  Investing  with
     Gartmore: Choosing a Share Class--Purchasing Class A Shares without a Sales
     Charge.

                                       7

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Gartmore: Choosing a Share Class--Class B Shares.
(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after  purchase.  See Section 4, Investing with Gartmore:  Choosing a Share
     Class--Class C Shares.
(6)  A redemption/exchange  fee of 2.00% applies to shares redeemed or exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4, Investing with Gartmore: Selling Shares--Exchange and Redemption
     Fees.
(7)  Pursuant  to the Fund's  Rule 12b-1  Plan,  Class R shares are subject to a maximum  Rule  12b-1 fee of 0.50% of the  average  daily net  assets of the
     Fund's Class R shares,  but such fees will be limited to no more than 0.40%
     during  the  current  fiscal  year.  For more  information  see  Section 4,
     Investing with Gartmore: Sales Charges and Fees.
(8)  "Other Expenses" include  administrative  services fees which currently are estimated  to  be  0.05%,  0.20%  and  0.05%  for  Class  A,  Class  R  and
     Institutional Service Class shares,  respectively,  but which are permitted to be as high as 0.25%. The full 0.25% in  administrative  services fees is not  reflected  in "Other  Expenses" at this time because the Fund does not
     currently  have   administrative   servicing   agreements   with  financial
     intermediaries that charge the full amount permitted.
(9)  Expenses are estimated based on the Fund's projected average net assets for the current fiscal year.
(10) Gartmore  Mutual Funds (the "Trust") and Gartmore Mutual Fund Capital Trust
     (the "Adviser")  have entered into a written  contract  limiting  operating expenses to 1.35% at least through February 28, 2008 for all share classes.
     This limit excludes  certain Fund expenses  including any taxes,  interest, brokerage  fees,  extraordinary  expenses,  Rule  12b-1  fees,  short  sale dividend expenses,  and administrative  services fees and may exclude other expenses as well.  The Trust is  authorized  to  reimburse  the Adviser for management  fees previously  waived and/or for expenses  previously paid by the Adviser,  as long as the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.  Any reimbursements to the Adviser must be  within  three  years of the end of the  fiscal  year in which  the
     Adviser made or waived the payment for which it is being reimbursed. If the maximum  amount of Rule 12b-1 fees and  administrative  services  fees were
     charged,    the   "Total   Annual   Fund    Operating    Expenses    (After
     Waivers/Reimbursements)"  could increase to 1.85% for Class A shares, 2.10%
     for Class R shares and 1.60% for Institutional  Service Class shares before the Adviser would be required to further limit the Fund's expenses.

                                       8

Example

This  Example is intended to help you compare the cost of  investing in the Fund with the cost of investing in other mutual funds.

The Example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated  and then  sell all of your  shares  at the end of those  periods.  It assumes  a 5%  return  each  year,  no  change  in  expenses,  and  the  expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                               1 year    3 years
        Class A shares*                          $733     $1,138
        Class B shares                           $738     $1,109
        Class C shares                           $338       $809
        Class R shares                           $198       $689
        Institutional Service Class shares       $143       $521
        Institutional Class shares               $137       $506

*    Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                               1 year    3 years
        Class B shares                           $238       $809
        Class C shares                           $238       $809

**   Expenses  paid on the same  investment  in Class A (unless your purchase is subject  to a  CDSC  for a  purchase  of  $1,000,000  or  more),  Class  R,
     Institutional  Service Class and Institutional  Class shares do not change, whether or not you sell your shares.

The Fund  does not  apply  sales  charges  on  reinvested  dividends  and  other distributions. If these sales charges (loads) were included, your costs would be higher.

                                       9

Section 1   Gartmore Small Cap Value Fund Summary and Performance

Objective

The Fund seeks long-term capital appreciation.

Principal Strategies

Under  normal  circumstances,  the Fund invests at least 80% of the value of its net assets in equity  securities  issued by  small-cap  companies  that,  in the opinion of the portfolio managers,  exhibit  characteristics that are consistent with a value style of investing.  The Fund invests primarily in the common stock of small-cap U.S.  companies in an attempt to provide investors with potentially higher returns than a fund that invests  primarily in larger,  more  established companies.

In managing a diversified  portfolio for the Fund, the portfolio  managers use a multi-step  research  and  analysis  process  involving  quantitative  screening measures followed by traditional  fundamental analysis of a company's prospects.
The portfolio  managers  look at factors such as earnings  momentum and relative value,  management action and price trends when selecting securities,  and focus on companies that exhibit some or all of the following characteristics:

     o    attractive  valuation and near-term  strength of business (e.g., based on estimate revisions and earnings surprises);
     o    long-term growth prospects of the company and its industry;
     o    level of duress a company  is  experiencing  relative  to its  stock's market price and market expectations;
     o    price-to-earnings ratio and price-to-free cash flow ratio that, in the team's opinion, reflect the best standards of value; and
     o    quality of earnings.

The Fund may also  invest in stocks that are not well  recognized  and stocks of special  situation  companies and turnarounds  (companies that have  experienced significant  business  problems but which the  portfolio  managers  believe have favorable prospects for recovery).  There is no limit on the length of operating history for the companies in which the Fund may invest.

The  Fund  also may use  derivatives,  such as  futures  and  options,  for more efficient  portfolio  management,  and may also invest in real estate investment trusts  ("REITs").  In addition,  the Fund may engage in  securities  lending in order to generate additional income.

The Fund's management considers selling a security when:

     o    long-term growth prospects deteriorate,
     o    more compelling investment values are identified,
     o    near-term  reported or  pre-announced  earnings are  disappointing  or recurring, or

                                       10

     o    the stock  attains  full  valuation  relative  to  stocks  of  similar companies or reaches the team's price target.

While the Fund may also sell a security if its market capitalization exceeds the definition of small-cap companies,  it is not required to sell solely because of that fact.

The Fund may  invest  without  limit in initial  public  offerings  ("IPOs")  of small-cap  companies,  although such IPOs may not be available for investment by the Fund or the impact of any such IPO would be uncertain.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Stock market risk - the Fund could lose value if the individual  stocks in which the Fund has invested or overall stock markets in which they trade go down.

Selection risk - the portfolio  managers may select securities that underperform the stock market,  the Russell  2000(R)Value  Index, or other funds with similar investment objectives and strategies.

Small-cap risk - results from investing in stocks of smaller companies.  Smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Initial public  offering risk - availability of IPOs may be limited and the Fund may not be able to buy any shares at the offering  price,  or may not be able to buy as many shares at the offering price as it would like.  Further,  IPO prices often are  subject to greater and more  unpredictable  price  changes  than more established stocks.

Special  situation  companies risk - special  situation  companies are companies that may be involved in acquisitions,  consolidations, mergers, reorganizations, or other unusual  developments  that can affect a company's market value. If the anticipated  benefits of the  developments  ultimately do not  materialize,  the value of a special situation company may decline.

Value  style  risk - over  time,  a value  investing  style may go in and out of favor,  causing the Fund to sometimes  underperform  other equity funds that use different  investing  styles.  Value  stocks  as a group may be out of favor and underperform  the overall  equity  market for a long  period of time,  while the market concentrates on "growth" stocks.

Derivatives risk -derivatives can disproportionately  increase losses and reduce opportunities  for gains when the  security  prices,  interest  rates,  currency values, or other such measures underlying

                                       11

derivatives  change in unexpected  ways.  They also present default risks if the counterparty  to a derivatives  contract fails to fulfill its obligations to the
Fund.

REIT risk- the risk associated with direct ownership of real estate and with the real estate industry in general.  These risks include  possible  declines in the value of real estate,  possible  lack of  availability  of mortgage  funds,  and unexpected  vacancies of properties.  REITs that invest in real estate mortgages are subject to prepayment risk.

Securities  lending  risk - the  risk  that  the  loaned  securities  may not be returned if the borrower or the lending agent  defaults.  The collateral is also subject to the risks of the securities in which it is invested.

Portfolio  turnover  - the Fund may  engage in active  and  frequent  trading of portfolio  securities.  A higher portfolio  turnover rate increases  transaction costs and as a result may adversely impact the Fund's performance and may:

     o    increase share price volatility and
     o    result in additional tax consequences for Fund shareholders.

If the value of the Fund's investments goes down, you may lose money.

                                       12

Performance

Performance  information  is  not  provided  because  the  Fund  did  not  begin operations as of the date of this prospectus.

Fees and Expenses

This table  describes  the fees and  expenses  that you may pay when  buying and holding shares of the Fund depending on the share class you select.

--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------
Shareholder Fees (paid
directly from your          Class A    Class B      Class C    Class R    Institutional  Institutional
investment) (1)             Shares     Shares       Shares     Shares     Service        Class
                                                                          Class Shares   Shares
--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------
Maximum Sales Charge
(Load) imposed upon
purchases (as a
percentage of offering
price)                       5.75%(2)   None         None       None       None           None
--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------
Maximum Deferred Sales
Charge (Load) imposed
upon redemptions (as a
percentage of offering or
sale price, whichever is
less)                        None(3)    5.00%(4)     1.00%(5)   None       None           None
--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------
Redemption/Exchange Fee
(as a percentage of
amount redeemed or
exchanged)(6)                2.00%      2.00%        2.00%      2.00%      2.00%          2.00%
--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------

--------------------------------------------------------------------------------------------------------

--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------
Annual Fund Operating
Expenses (expenses that
are deducted from Fund
assets)
--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------
Management Fees (paid to
have the Fund's investments
professionally managed)      0.95%      0.95%        0.95%      0.95%      0.95%          0.95%
--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------
Distribution and/or Service
(12b-1) Fees (paid from
Fund assets to cover the
cost of sales, promotions
and other distribution
activities, as well as
certain shareholder
servicing costs)             0.25%      1.00%        1.00%      0.40%(7)   None           None
--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------
Other Expenses(8)            0.82%      0.77%        0.77%      0.97%      0.82%          0.77%
--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------
Total Annual Fund Operating
Expenses(9)                  2.02%      2.72%        2.72%      2.32%      1.77%          1.72%
--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------
Amount of Fee
Waiver/Expense
Reimbursement(10)            0.37%      0.37%        0.37%      0.37%      0.37%          0.37%
--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------
Total Annual Fund Operating
Expenses (After
Waivers/Reimbursements)      1.65%      2.35%        2.35%      1.95%      1.40%          1.35%
--------------------------- ---------- ------------ ---------- ---------- -------------- ---------------

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.
(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Gartmore:  Choosing a Share  Class--Reduction  and Waiver of
     Class A Sales Charges.

(3)  A  contingent  deferred  sales  charge  (CDSC) of up to 1.00% will apply to certain  redemptions  of Class A shares if purchased  without sales charges and for which a  finders  fee was  paid.  See  Section  4,  Investing  with
     Gartmore: Choosing a Share Class--Purchasing Class A Shares without a Sales
     Charge.

                                       13

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Gartmore: Choosing a Share Class--Class B Shares.
(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after  purchase.  See Section 4, Investing with Gartmore:  Choosing a Share
     Class--Class C Shares.
(6)  A redemption/exchange  fee of 2.00% applies to shares redeemed or exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4, Investing with Gartmore: Selling Shares--Exchange and Redemption
     Fees.
(7)  Pursuant  to the Fund's  Rule 12b-1  Plan,  Class R shares are subject to a maximum  Rule  12b-1 fee of 0.50% of the  average  daily net  assets of the
     Fund's class R shares,  but such fees will be limited to no more than 0.40%
     during  the  current  fiscal  year.  For more  information  see  Section 4,
     Investing with Gartmore: Sales Charges and Fees.
(8)  "Other Expenses" include  administrative  services fees which currently are estimated  to  be  0.05%,  0.20%  and  0.05%  for  Class  A,  Class  R  and
     Institutional Service Class shares,  respectively,  but which are permitted to be as high as 0.25%. The full 0.25% in  administrative  services fees is not  reflected  in "Other  Expenses" at this time because the Fund does not
     currently  have   administrative   servicing   agreements   with  financial
     intermediaries that charge the full amount permitted.
(9)  Expenses are estimated based on the Fund's projected average net assets for the current fiscal year.

(10) Gartmore  Mutual Funds (the "Trust") and Gartmore Mutual Fund Capital Trust
     (the "Adviser")  have entered into a written  contract  limiting  operating expenses to 1.35% at least through February 28, 2008 for all share classes.
     This limit excludes certain Fund expenses,  including any taxes,  interest,
     brokerage  fees,   extraordinary  expenses,  Rule  12b-1  fees,  short-sale
     dividend expenses,  and administrative  services fees and may exclude other expenses as well.  The Trust is  authorized  to  reimburse  the Adviser for management  fees previously  waived and/or for expenses  previously paid by the Adviser,  as long as the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.  Any reimbursements to the Adviser must be  within  three  years of the end of the  fiscal  year in which  the
     Adviser made or waived the payment for which it is being reimbursed. If the maximum  amount of Rule 12b-1 fees and  administrative  services  fees were
     charged,    the   "Total   Annual   Fund    Operating    Expenses    (After
     Waivers/Reimbursements)"  could increase to 1.85% for Class A shares, 2.10%
     for Class R shares and 1.60% for Institutional  Service Class shares before the Adviser would be required to further limit the Fund's expenses.

                                       14

Example

This  Example is intended to help you compare the cost of  investing in the Fund with the cost of investing in other mutual funds.

The Example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated  and then  sell all of your  shares  at the end of those  periods.  It assumes  a 5%  return  each  year,  no  change  in  expenses,  and  the  expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                               1 year    3 years
        Class A shares*                          $733     $1,138
        Class B shares                           $738     $1,109
        Class C shares                           $338       $809
        Class R shares                           $198       $689
        Institutional Service Class shares       $143       $521
        Institutional Class shares               $137       $506

*    Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                               1 year    3 years
        Class B shares                           $238       $809
        Class C shares                           $238       $809

**   Expenses  paid on the same  investment  in Class A (unless your purchase is subject  to a  CDSC  for a  purchase  of  $1,000,000  or  more),  Class  R,
     Institutional  Service Class and Institutional  Class shares do not change, whether or not you sell your shares.

The Fund  does not  apply  sales  charges  on  reinvested  dividends  and  other distributions. If these sales charges (loads) were included, your costs would be higher.

                                       15

Section 2 - Fund Details

Additional Information about Investments, Investment Techniques and Risks

Stock market risk - A Fund could lose value if the individual stocks in which it has invested  and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience  short-term  volatility (price fluctuation)  as well as  extended  periods of price  decline or little  growth.
Individual stocks are affected by many factors, including:

o corporate earnings;
o production;
o management;
o sales; and
o market trends,  including investor demand for a particular type of stock, such as  growth  or value  stocks,  small or large cap  stocks,  or  stocks  within a particular industry.

Stock markets are affected by numerous  factors,  including  interest rates, the outlook for corporate  profits,  the health of the national and world economies, national and world social and political  events,  and the  fluctuation  of other stock markets around the world.

Small-cap  risk - in  general,  stocks  of  small-cap  companies  trade in lower volumes  and are subject to greater or more  unpredictable  price  changes  than larger  cap  securities  or the market  overall.  Small-cap  companies  may have limited  product  lines or  markets,  be less  financially  secure  than  larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund's investment in a small-cap  company  may lose  substantial  value.  Investing  in  small-cap companies  requires a longer term investment view and may not be appropriate for all investors.

Derivatives  - Each Fund may  invest in  derivatives,  which  are  contracts  or investments  with  their  values  based  on  the  performance  of an  underlying financial asset, index or other measure.  For example, an option is a derivative because its value changes in relation to the performance of an underlying stock.
The  value of an  option  on a  futures  contract  varies  with the value of the underlying  futures  contract,  which  in turn  varies  with  the  value  of the
underlying   commodity   or   security.   Derivatives   present   the   risk  of
disproportionately  increased losses and/or reduced opportunities for gains when the  financial  asset to which the  derivative  is linked  changes in unexpected ways. Some risks of investing in derivatives include the risk that:

o the  other  party  to  the  derivatives  contract  may  fail  to  fulfill  its obligations;
o their use may reduce liquidity and make a Fund harder to value,  especially in declining markets;
o a Fund may  suffer  disproportionately  heavy  losses  relative  to the amount invested; and
o changes in the value of  derivatives  may not match or fully offset changes in the value of the hedged  portfolio  securities,  thereby  failing to achieve the original purpose for using the derivatives.

                                       16

Securities lending - Each Fund may lend securities, which involves the risk that the borrower  may fail to return the  securities  in a timely  manner or at all.
Consequently, a Fund may lose money and there could be a delay in recovering the loaned  securities.  A Fund  could also lose  money if it does not  recover  the loaned securities and/or the value of the collateral falls,  including the value of investments made with cash  collateral.  Under certain  circumstances,  these events could trigger adverse tax consequences to a Fund.

Temporary investments - Each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if a  Fund's  management  believes  that  business,  economic,  political  or financial  conditions  warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

o short-term U.S. government securities;
o certificates of deposit,  bankers' acceptances,  and interest-bearing  savings deposits of commercial banks;
o prime quality commercial paper;
o  repurchase  agreements  covering  any of the  securities  in which a Fund may invest directly; and
o shares of other investment companies that invest in securities in which a Fund may invest, to the extent permitted by applicable law.

The use of  temporary  investments  prevents  a Fund  from  fully  pursuing  its investment objective, and a Fund may miss potential market upswings.

The Statement of Additional Information ("SAI") contains more information on the
Funds'  principal  investments  and  strategies  and can be requested  using the addresses and telephone numbers on the back of this prospectus.

Each Fund will post its top 10 portfolio  holdings for its calendar  quarters on the Trust's internet site at www.gartmorefunds.com.  The top 10 holdings will be available no earlier than 10 business days after the end of the Funds'  calendar quarter  and will  remain  available  until the Funds file their next  quarterly portfolio  holdings  report on Form  N-CSR or Form N-Q with the  Securities  and
Exchange  Commission.  A  description  of the  Funds'  policies  and  procedures regarding  the release of  portfolio  holdings  information  is available in the
Funds' SAI.

                                       17

Section 3:  Fund Management

Investment Adviser

Gartmore Mutual Fund Capital Trust (the "Adviser"),  located at 1200 River Road,
Suite 1000, Conshohocken,  Pennsylvania 19428, is the Fund's investment adviser.
The Adviser manages the investment of the Funds' assets and supervises the daily business  affairs  of the  Funds.  The  Adviser  was  organized  in  1999  as an investment  adviser for mutual funds. The Adviser is part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company.

The total annual advisory fees that can be paid to the Adviser for each Fund (as a percentage of the average daily net assets of each Fund) are as follows:

Fund/Assets                             Management Fee

Up to $500 million                      0.95%

$500 million up to $2 billion           0.85%

$2 billion or more                      0.80%

A  discussion  regarding  the basis for the Board of  Trustees'  approval of the investment advisory agreement for the Funds will be available in the Funds' next annual  report to  shareholders,  which will  cover the  period  from the Funds'
inception to October 31, 2006.

Portfolio Management

Gartmore Small Cap Growth Opportunities Fund

Jayne Stevlingson, CFA, and Joseph Crivelli are the co-portfolio managers of the
Fund  and are  responsible  for the  day-to-day  management  of the Fund and the selection of the Fund's investments.

Ms. Stevlingson joined the Adviser in August 2005 as a Senior Portfolio Manager.
Prior to joining the  Adviser,  she was a principal  responsible  for managing a hedge fund of small and mid-cap  equities at Altura Asset  Management,  LLC from
November  2004 to July 2005.  Previously,  she was a vice  president  and senior portfolio manager at Oppenheimer Funds, Inc. from 1999 to 2003. Prior to joining
Oppenheimer,  she was a senior  portfolio  manager  at Morgan  Stanley.  She has managed  traditional and alternative funds at major asset management firms since
1992. Ms. Stevlingson  currently also manages the Gartmore Global Technology and
Communications  Fund and the Gartmore GVIT Global Technology and  Communications
Fund.

Mr. Crivelli joined the Adviser from J.A.G.  Funds in 2006,  where he had worked for the  previous  five years.  Prior to this,  he worked as a Senior  Portfolio
Manager at McGlinn Capital Partners from 1997 until 2000. He also spent 10 years working at Merrill Lynch Asset  Management  in  Princeton,  New Jersey from 1987 until 1997.

                                       18

Gartmore Small Cap Value Fund

Gary  D.  Haubold,  CFA,  Senior  Portfolio  Manager,  is  responsible  for  the day-to-day  management  of the  Fund,  including  the  selection  of the  Fund's investments.  William  Gerlach,  CFA and  Charles  Purcell,  CFA will assist Mr.
Haubold in the management of the Fund.

Mr. Haubold joined the Adviser in December 2003 from Edge Capital Management, an equity  hedge  fund he  founded in 2000.  Between  1997 and 2000,  he was senior portfolio manager of several small, mid, and large-cap funds at Pilgrim Baxter &
Associates. Prior to Pilgrim Baxter, he was a senior portfolio manager at Miller
Anderson  &  Sherrard,  LLP,  which is now  part of  Morgan  Stanley  Investment
Management.  Mr. Haubold has over 23 years investment management experience. Mr.
Haubold  currently also manages the Gartmore Small Cap Fund,  Gartmore Small Cap
Leaders Fund, Gartmore Nationwide Leaders Fund, Gartmore GVIT Nationwide Leaders
Fund and a portion  of each of the GVIT  Small  Company  Fund and GVIT Small Cap
Value Fund, and co-manages  the Gartmore  Nationwide  Fund and the Gartmore GVIT
Nationwide Fund.

Mr. Gerlach  joined the Adviser in December 2003.  From 1991 until he joined the
Adviser,  he held numerous positions at Morgan Stanley  Investment  Management -
Miller Anderson & Sherrard, LLP. Mr. Gerlach currently also manages the Gartmore
Small Cap Fund, the Gartmore Global Natural Resources Fund and a portion of each of the GVIT Small Company Fund and GVIT Small Cap Value Fund.

Mr. Purcell  joined the Adviser in December 2003.  From 1994 until 2003, he held numerous positions at Morgan Stanley  Investment  Management - Miller Anderson &
Sherrard,  LLP, including co-portfolio manager for both Mid Cap Core and Mid Cap
Value portfolios. Mr. Purcell currently also manages the Gartmore Small Cap Fund and a portion  of each of the GVIT Small  Company  Fund and GVIT Small Cap Value
Fund.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation,  other  accounts  managed  by  each  portfolio  manager  and  each portfolio  manager's  ownership  of  securities  in the  Fund(s)  managed by the portfolio manager, if any.

Multi-Manager Structure

The  Adviser  and the Trust  have  received  an  exemptive  order  from the U.S.
Securities and Exchange Commission for a multi-manager structure that allows the
Adviser  to  hire,  replace  or  terminate  a  subadviser  (excluding  hiring  a subadviser  which is an  affiliate  of the  Adviser)  without  the  approval  of shareholders.  The  order  also  allows  the  Adviser  to  revise a  subadvisory agreement with a non-affiliated subadviser with the approval of the Trustees but without shareholder  approval.  Currently,  each Fund is managed by the Adviser, but if a new  non-affiliate  subadviser  is hired for either Fund,  shareholders will receive  information about the new subadviser within 90 days of the change.
The exemptive  order allows these Funds greater  flexibility and enables them to operate efficiently.

                                       19

Should the Adviser hire a  subadviser,  the Adviser  would perform the following oversight and evaluation services to these Funds:

     o    initial due diligence on prospective Fund subadvisers;
     o    monitoring  subadviser  performance,  including  ongoing  analysis and periodic consultations;
     o    communicating   performance   expectations   and  evaluations  to  the
          subadvisers; and
     o    making  recommendations  to the Board of Trustees  regarding  renewal, modification or termination of a subadviser's contract.

The  Adviser  does not expect to  recommend  a  subadviser  for the  foreseeable future.  In the event that the  Adviser  does  recommend  a  subadviser  that is approved by the Board of Trustees, the Adviser will periodically provide written reports  to the Board of  Trustees  regarding  its  evaluation  and  monitoring.
Although  the Adviser  will  monitor  the  subadviser  performance,  there is no certainty  that any  subadviser  or either of these Funds will obtain  favorable results at any given time.

                                       20

Section 4:  Investing with Gartmore

Choosing a Share Class

When selecting a share class, you should consider the following:
     o    which share classes are available to you,
     o    how long you expect to own your shares,
     o    how much you intend to invest,
     o    total costs and expenses associated with a particular share class and
     o    whether you qualify for any reduction or waiver of sales charges.

Your  financial  adviser can help you to decide which share class is best suited to your needs.

The Gartmore  Funds offer several  different  share classes each with  different price and cost  features.  The table below compares Class A, Class B and Class C shares, which are available to all investors.

Class  R,  Institutional  Service  Class  and  Institutional  Class  shares  are
available  only  to  certain  investors.   For  eligible  investors,   Class  R,
Institutional  Service Class shares and  Institutional  Class shares may be more suitable than Class A, Class B or Class C shares.

Before you invest,  compare the  features of each share  class,  so that you can choose the class that is right for you. We  describe  each share class in detail on the following pages. Your financial adviser can help you with this decision.

Comparing Class A, Class B and Class C Shares

Classes and Charges                    Points to Consider
Class A Shares
Front-end sales charge up to 5.75%     A front-end sales charge means that a
                                       portion of your initial investment goes
                                       toward the sales charge and is not
                                       invested.
Contingent deferred sales charge       Reduction and waivers of sales charges
(CDSC)(1)                              may be available.
Annual service and/or 12b-1 fee up to  Total annual operating expenses are lower
0.25%                                  than Class B and Class C charges which
Administrative services fee up to      means higher dividends and/or net asset
0.25%                                  value ("NAV") per share.

                                       No conversion feature.
                                       No maximum investment amount.
Class B Shares
CDSC up to 5.00%                       No front-end sales charge means your full
                                       investment immediately goes toward buying
                                       shares.
                                       No reduction of CDSC, but waivers may be
                                       available.
                                       The CDSC declines 1% in most years to
                                       zero after six years.
Annual service and/or 12b-1 fee up to  Total annual operating expenses are
1.00%                                  higher than Class A charges which means
No administrative services fee         lower dividends and/or NAV per share.

                                       21

                                       Automatic conversion to Class A shares
                                       after seven years, which means lower
                                       annual expenses in the future.
                                       Maximum investment amount of $100,000.
                                       Larger investments may be rejected.
Class C Shares
CDSC of 1.00%                          No front-end sales charge means your full
                                       investment immediately goes toward buying
                                       shares.
                                       No reduction of CDSC, but waivers may be
                                       available.
                                       The CDSC declines to zero after one year.
Annual service and/or 12b-1 fee up to  Total annual operating expenses are
1.00%                                  higher than Class A charges which means
No administrative services fee         lower dividends and/or NAV per share.
                                       No conversion feature.
                                       Maximum investment amount of
                                       $1,000,000(2).
                                       Larger investments may be rejected.

(1) Unless you are eligible to purchase Class A shares without a sales charge, a
CDSC of up to 1.00% may be charged on Class A shares  redeemed  within 18 months of purchase if you paid no sales charge on the  original  purchase and a finders fee was paid.
(2) This limit was calculated based on a one-year holding period.

Class A Shares

Class A  shares  may be most  appropriate  for  investors  who want  lower  fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

Front-end Sales Charges for Class A Shares.
------------------------ ----------------------------------- -------------------
                           Sales Charge as a percentage of         Dealer
                         ----------------- -----------------     Commission
                                           Net Amount                as
Amount of Purchase       Offering Price    Invested             Percentage of
                                           (approximately)     Offering Price
------------------------ ----------------- ----------------- -------------------
Less than $50,000              5.75%             6.10%              5.00%
------------------------ ----------------- ----------------- -------------------
$50,000 to $99,999             4.75              4.99               4.00
------------------------ ----------------- ----------------- -------------------
$100,000 to $249,999           3.50              3.63               3.00
------------------------ ----------------- ----------------- -------------------
$250,000 to $499,999           2.50              2.56               2.00
------------------------ ----------------- ----------------- -------------------
$500,000 to $999,999           2.00              2.04               1.75
------------------------ ----------------- ----------------- -------------------
$1 million or more             None              None               None*
------------------------ ----------------- ----------------- -------------------

*    Dealer may be eligible for a finders fee as described in "Purchasing  Class
     A Shares without a Sales Charge" below.

Reduction and Waiver of Class A Sales Charges

If you  qualify  for a reduction  or waiver of Class A sales  charges,  you must notify Customer  Service,  your financial  adviser or other  intermediary at the time of purchase and must also provide any  required  evidence  showing that you qualify.  The value of cumulative  quantity  discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by  multiplying  the number of shares by their current NAV.
In order to  obtain  a sales  charge  reduction,  you may need to  provide  your financial  intermediary  or the Fund's  transfer agent, at the time of purchase, with information  regarding shares of the

                                       22

Funds  held in other  accounts  which  may be  eligible  for  aggregation.  Such information may include account  statements or other records regarding shares of the Funds held in (i) all accounts  (e.g.,  retirement  accounts) with the Funds
and  your   financial   intermediary;   (ii)  accounts   with  other   financial
intermediaries  and (iii)  accounts in the name of  immediate  family  household members (spouse and children under 21). You should retain any records  necessary to  substantiate  historical  costs  because the Fund,  its  transfer  agent and financial  intermediaries may not maintain this information.  Otherwise, you may not receive the reduction or waiver.  See  "Reduction of Class A Sales  Charges"
and  "Waiver of Class A Sales  Charges"  below and  "Reduction  of Class A Sales
Charges" and "Net Asset Value Purchase  Privilege  (Class A Shares Only)" in the
SAI  for  more  information.  This  information  regarding  breakpoints  is also available free of charge at www.gartmorefunds.com/invest/salesinformation.

Reduction of Class A Sales Charges

Investors may be able to reduce or eliminate  front-end sales charges on Class A shares through one or more of these methods:

o    A larger  investment.  The sales  charge  decreases  as the  amount of your investment increases.
o    Rights of  accumulation.  To qualify for the reduced  Class A sales  charge that would apply to a larger purchase than you are currently  making (shown in the  table  above),  you and  other  family  members  living at the same address can add the current value of any Class A, Class D, Class B or Class
     C shares in all Gartmore Funds (except Gartmore Money Market Fund) that you currently  own or are  currently  purchasing  to the value of your  Class A purchase.
o    Insurance proceeds or benefits discount privilege.  If you use the proceeds of an  insurance  policy  issued by any  Nationwide  Insurance  company  to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.
o    Share repurchase privilege.  If you sell Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class  without  paying an  additional sales charge within 30 days of selling shares on which you previously  paid a sales  charge.  (Reinvestment  does not affect the amount of any  capital gains  tax  due.  However,  if you  realize  a loss on your  sale  and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)
o    Letter of Intent discount. If you declare in writing that you or a group of family  members  living at the same  address  intend to  purchase  at least
     $50,000 in Class A shares  (except the Gartmore Money Market Fund) during a
     13-month period,  your sales charge is based on the total amount you intend to invest.  You are  permitted  to backdate  the letter in order to include purchases  made during the  previous  90 days.  You can also  combine  your purchase  of Class A shares with your Class D, Class B or Class C shares to fulfill your Letter of Intent. You are not legally required to complete the purchases  indicated  in your  Letter  of  Intent.  However,  if you do not fulfill  your  Letter of Intent,  additional  sales  charges may be due and shares in your account would be liquidated to cover those sales charges.

Waiver of Class A Sales Charges

                                       23

Front-end  sales  charges  on  Class A  shares  are  waived  for  the  following purchasers:

     o    investors  purchasing  shares through an  unaffiliated  brokerage firm that has an agreement with Gartmore Distribution  Services,  Inc. (the
          "Distributor") to waive sales charges;
     o    directors,  officers,  full-time employees,  sales representatives and their  employees and investment  advisory  clients of a  broker-dealer that has a dealer/selling agreement with the Distributor;
     o    any investor who pays for shares with  proceeds from sales of Gartmore
          Fund  Class D shares  (Class D shares are  offered  by other  Gartmore
          Funds, but not these Funds);
     o    retirement plans;
     o    investment advisory clients of the Adviser,  Gartmore SA Capital Trust and their affiliates and
     o    directors,  officers, full-time employees (and their spouses, children or immediate  relatives) of sponsor groups that may be affiliated with the Nationwide  Insurance and Nationwide Financial companies from time to time.

The SAI lists other investors eligible for sales charge waivers.

Purchasing Class A Shares without a Sales Charge

Purchases  of $1  million  or more of Class A  shares  have no  front-end  sales charge.  You can purchase $1 million or more in Class A shares in one or more of the  funds  offered  by  Gartmore  Mutual  Funds  (including  the  Funds in this prospectus) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales  charge  (CDSC) of up to 1.00%  applies if a "finders  fee" is paid by the
Distributor to your financial adviser or intermediary and you redeem your shares within  18 months of  purchase.  The CDSC  covers  the  finders  fee paid to the selling dealer.

The CDSC also does not apply:

     o    if you are eligible to purchase  Class A shares without a sales charge for another reason or
     o    to shares acquired  through  reinvestment of dividends or capital gain distributions.

Contingent Deferred Sales Charge on Certain Sales of Class A Shares

------------------- ------------------- --------------------- ------------------
Amount of               $1 million           $4 million          $25 million
Purchase              to $3,999,999        to $24,999,999          or more
------------------- ------------------------------------------------------------
If sold within                               18 months
------------------- ------------------- --------------------- ------------------
Amount of CDSC            1.00%                0.50%                0.25%
------------------- ------------------- --------------------- ------------------

Any CDSC is based on the original  purchase price or the current market value of the shares being sold,  whichever is less. If you sell a portion of your shares, shares that are not  subject to a CDSC are sold  first,  followed by shares that you have owned the longest.  This minimizes the CDSC you pay. Please see "Waiver of Contingent  Deferred Sales Charges-Class A, Class B and Class C Shares" for a
list of situations where a CDSC is not charged.

                                       24

The CDSC for Class A shares of the Fund(s) is described above; however, the CDSC for Class A shares of other Gartmore Funds may be different and are described in their respective  prospectuses.  If you purchase more than one Gartmore Fund and subsequently  redeem  those  shares,  the  amount  of the  CDSC is  based on the specific  combination of Gartmore  Funds  purchased and is  proportional  to the amount you redeem from each Gartmore Fund.

Waiver of Contingent Deferred Sales Charges
Class A, Class B and Class C Shares

The CDSC is waived on:

o    the sale of Class A, Class B or Class C shares purchased through reinvested dividends  or  distributions.  However,  a CDSC is charged if you sell your
     Class B or Class C shares  and then  reinvest  the  proceeds  in Class B or
     Class C shares  within  30 days.  The CDSC is  re-deposited  into  your new account;
o    Class B shares which are qualifying redemptions of Class B shares under the
     Automatic Withdrawal Program;
o    Class B or Class C shares  sold  following  the  death or  disability  of a shareholder,  provided the sale occurs within one year of the shareholder's death or disability;
o    mandatory  withdrawals  from  traditional IRA accounts after age 70-1/2 and for other required distributions from retirement accounts and
o    sales of Class C shares from  retirement  plans  offered by the  Nationwide
     Trust Company

For more complete information, see the SAI.

Class B Shares

Class B shares may be  appropriate  if you do not want to pay a front-end  sales charge,  are investing less than $100,000 and anticipate holding your shares for longer than six years.

If you sell Class B shares  within six years of purchase you must pay a CDSC (if you are not entitled to a waiver).  The amount of the CDSC decreases as shown in the following table:

------------------ -------- -------- -------- -------- -------- -------- ---------------
                                                                          7 years or
Sale within         1 year   2 years  3 years  4 years  5 years  6 years  more
------------------ -------- -------- -------- -------- -------- -------- ---------------
Sales charge          5%       4%       3%       3%       2%       1%       0%
------------------ -------- -------- -------- -------- -------- -------- ---------------

Conversion of Class B shares

After you hold your Class B shares for seven years, they  automatically  convert at no charge  into  Class A shares,  which  have  lower  fund  expenses.  Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the number of Class
B shares converted; however, the total dollar value will be the same.

Class C Shares

                                       25

Class C shares may be  appropriate  if you are  uncertain how long you will hold your  shares.  If you sell your  Class C shares  within the first year after you purchase them you must pay a CDSC of 1%.

For both Class B and Class C shares,  the CDSC is based on the original purchase price or the current  market value of the shares being sold,  whichever is less.
If you sell a portion of your shares,  shares that are not subject to a CDSC are sold first,  followed by shares that you have owned the longest.  This minimizes the CDSC that you pay. See "Waiver of Contingent Deferred Sales Charges-Class A,
Class  B and  Class  C  Shares"  for a list  of  situations  where a CDSC is not charged.

Share Classes Available Only to Institutional Accounts
The Funds offer  Institutional  Service Class,  Institutional  Class and Class R
shares. Only certain types of entities and selected  individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an  intermediary  and is eligible to invest in more than one class of shares,  the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account.  Plan fiduciaries  should consider their  obligations  under ERISA when determining which class is appropriate for the retirement plan.

Other  fiduciaries  should also consider their  obligations  in determining  the appropriate share class for a customer including:

o    the level of distribution and administrative services the plan requires;

o    the total expenses of the share class and

o    the appropriate  level and type of fee to compensate the  intermediary.  An intermediary may receive different compensation depending on which class is chosen.

Class R Shares

Class R Shares are available to retirement plans including:

o    401(k) plans,

o    457 plans,

o    403(b) plans,

o    profit sharing and money purchase pension plans,

o    defined benefit plans,

o    non-qualified deferred compensation plans and

o    other  retirement  accounts in which the retirement  plan or the retirement plan's financial  service firm has an agreement with the Distributor to use
     Class R shares.

                                       26

The  above-referenced  plans are generally small and mid-sized retirement plans, having at least $1 million in assets and shares held  through  omnibus  accounts
that  are  represented  by  an  intermediary  such  as  a  broker,   third-party
administrator, registered investment adviser or other plan service provider.

Class R shares are not available to:

o    retail retirement accounts,
o    institutional non-retirement accounts,
o    traditional and Roth IRAs,
o    Coverdell Education Savings Accounts,
o    SEPs and SAR-SEPs,
o    SIMPLE IRAs,
o    one-person Keogh plans,
o    individual 403(b) plans or
o    529 Plan accounts.

Institutional Service Class Shares

Institutional  Service  Class  shares are  available  for  purchase  only by the following:

o    retirement plans advised by financial  professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

o    retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Fund(s) for these services;

o    a bank, trust company or similar  financial  institution  investing for its own  account  or for  trust  accounts  for which it has  authority  to make investment  decisions  as long as the  accounts  are part of a program that collects an administrative services fee;

o    registered investment advisers investing on behalf of institutions and high net-worth  individuals  where the adviser is compensated by the Fund(s) for providing services; or

o    life insurance  separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(k) plans.

Institutional Class Shares

Institutional Class shares are available for purchase only by the following:

     o    funds of funds offered by the  Distributor or other  affiliates of the
          Fund;
     o    retirement  plans  for  which no  third-party  administrator  receives compensation from the Fund(s);

                                       27

     o    institutional  advisory  accounts  of the  Adviser or its  affiliates, those  accounts which have client  relationships  with an affiliate of the Adviser, its affiliates and their corporate sponsors, subsidiaries and related retirement plans;
     o    rollover  individual   retirement  accounts  from  such  institutional
          advisory accounts;
     o    a bank, trust company or similar financial  institution  investing for its own account or for trust  accounts  for which it has  authority to make  investment  decisions  as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative services fees to the financial institution;
     o    registered investment advisers investing on behalf of institutions and high net-worth  individuals  where advisers  derive  compensation  for advisory services exclusively from clients; or
     o    high  net-worth  individuals  who invest  directly  without  using the
          services  of  a  broker,   investment   adviser  or  other   financial
          intermediary.

Sales Charges and Fees

Sales Charges
Sales charges, if any, are paid to the Funds' distributor, Gartmore Distribution
Services,  Inc. (the "Distributor").  These fees are either kept or paid to your financial adviser or other intermediary.

Distribution and Services Fees
Each Fund has  adopted a  Distribution  Plan under Rule 12b-1 of the  Investment
Company Act of 1940,  which permits Class A, Class B, Class C and Class R shares of the  Funds  to  compensate  the  Distributor  for  expenses  associated  with distributing  and selling  shares and  providing  shareholder  services  through distribution  and/or  services fees.  These fees are paid to the Distributor and are either  kept or paid to your  financial  adviser or other  intermediary  for distribution and shareholder  services.  Institutional  Class and  Institutional
Service Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to  applicable  sales charges and are paid from the Funds'  assets on an ongoing  basis.  (The fees are  accrued  daily and paid monthly.) As a result,  12b-1 fees increase the cost of your investment and over time may cost more than other  types of sales  charges.  Under the  Distribution
Plan,  Class A, Class B, Class C and Class R shares pay the  Distributor  annual amounts not exceeding the following:

------------------------------- -------------------------------------------
Class                           as a % of daily net assets
------------------------------- -------------------------------------------
Class A shares                  0.25% (distribution or service fee)
------------------------------- -------------------------------------------
Class B shares                  1.00% (0.25% service fee)
------------------------------- -------------------------------------------
Class C shares                  1.00% (0.25% service fee)
------------------------------- -------------------------------------------
Class R shares                  0.50% (0.25% of which may be either a
                                distribution or service fee)
------------------------------- -------------------------------------------

Administrative Services Fees

                                       28

Class A, Class R and Institutional Service Class shares of the Funds are subject to fees  pursuant to an  Administrative  Services  Plan  adopted by the Board of
Trustees of the Trust.  (These fees are in addition to Rule 12b-1 fees for Class
A and Class R shares as  described  above.)  These fees are paid by the Funds to broker-dealers  or other  financial  intermediaries  who provide  administrative support  services to beneficial  shareholders on behalf of the Funds.  Under the
Administrative   Services  Plan,  a  Fund  may  pay  a  broker-dealer  or  other
intermediary   a  maximum  annual  fee  of  0.25%  for  Class  A,  Class  R  and
Institutional  Service Class shares;  however, many intermediaries do not charge the maximum permitted fee or even a portion thereof.

Because  these fees are paid out of a Fund's Class A, Class R and  Institutional
Service Class assets on an ongoing  basis,  these fees will increase the cost of your  investment in such share class over time and may cost you more than paying other types of fees.

Revenue Sharing

The Adviser and/or it affiliates  (collectively,  "Gartmore")  may make payments for marketing,  promotional or related services provided by  broker-dealers  and other  financial  intermediaries  that sell shares of the Trust or which include them as investment options for their respective customers.

These  payments  are  often  referred  to as  "revenue  sharing  payments."  The existence  or level of such  payments  may be based  on  factors  that  include, without  limitation,  differing  levels  or types of  services  provided  by the broker-dealer or other financial  intermediary,  the expected level of assets or sales of shares,  the  placing of some or all of the Funds on a  recommended  or preferred list, and/or access to an intermediary's  personnel and other factors.
Revenue  sharing  payments are paid from  Gartmore's own legitimate  profits and other of its own  resources  (not from the Funds) and may be in  addition to any
Rule  12b-1  payments  that are paid.  The Board of  Trustees  of the Funds will monitor these revenue  sharing  arrangements  as well as the payment of advisory fees paid by the Funds to their respective advisers to ensure that the levels of such  advisory  fees do not involve the indirect use of the Funds' assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by Gartmore,  and not from the Funds' assets, the amount of any revenue sharing payments is determined by Gartmore.

In addition to the revenue sharing payments described above,  Gartmore may offer other  incentives  to sell  shares  of the Funds in the form of  sponsorship  of educational or other client  seminars  relating to current  products and issues,
assistance  in  training  or  educating  an  intermediary's  personnel,   and/or
entertainment or meals.  These payments may also include,  at the direction of a retirement plan's named fiduciary,  amounts to a retirement plan intermediary to offset  certain plan expenses or otherwise for the benefit of plan  participants and beneficiaries.

The recipients of such payments may include:

o    the Funds' Distributor and other affiliates of the investment adviser,
o    broker-dealers,
o    financial institutions and
o    other financial  intermediaries through which investors may purchase shares of a Fund.

                                       29

Payments may be based on current or past sales,  current or historical assets or a flat fee for specific services provided. In some circumstances,  such payments may create an incentive  for an  intermediary  or its  employees  or  associated persons to sell  shares of a Fund to you  instead of shares of funds  offered by competing fund families.

Contact your financial  intermediary  for details about revenue sharing payments it may receive.

Notwithstanding  the revenue sharing  payments  described  above, all investment advisers  and  subadvisers  to the  Trust  are  prohibited  from  considering  a
broker-dealer's   sale  of  any  of  the  Trust's   shares  in  selecting   such
broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally  may have  assisted  customers  in the  purchase of Fund  shares, although  neither such  assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the investment  adviser's selection of such broker-dealer for portfolio  transaction execution.

Contacting Gartmore Funds

Customer  Service  Representatives  are available 8 a.m. to 9 p.m. Eastern Time,
Monday through Friday at 800-848-0920.

Automated Voice Response Call  800-848-0920,  24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

     o    make transactions,
     o    hear fund price information and
     o    obtain mailing and wiring instructions.

Internet Go to www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provided instructions on how to select a password and perform transactions. On the website, you can:

     o    download Fund prospectuses;
     o    obtain information on the Gartmore Funds;
     o    access your account information and
     o    request transactions, including purchases, redemptions and exchanges.

By Regular Mail Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205

By Overnight Mail Gartmore Funds, 3435 Stelzer Road, Columbus, Ohio 43219

By Fax 614-428-3278

                                       30

Fund Transactions--Class A, Class B and Class C Shares
All transaction orders must be received by the Funds' agent in Columbus, Ohio or an  authorized  intermediary  prior to the  calculation  of each  Fund's  NAV to receive that day's NAV.

---------------------------------- ------------------------------------
How to Buy Shares                  How to Exchange* or Sell** Shares
Be sure to specify the class of    Uncashed or undeliverable checks
shares you wish to purchase.       may be redeposited after six
Each Fund may reject any order     months in a Fund.
to buy shares and may suspend      *  Exchange privileges may be
the offering of shares at any         amended or discontinued upon
time.                                 60-day written notice to
                                      shareholders.
                                   ** A medallion signature guarantee
                                      may be required. See "Medallion
                                      Signature Guarantee" below.

---------------------------------- ------------------------------------
Through an authorized              Through an authorized
intermediary. The Funds'           intermediary. The Funds'
Distributor has relationships      Distributor has relationships with
with certain brokers and other     certain brokers and other
financial intermediaries who are   financial intermediaries who are
authorized to accept purchase,     authorized to accept purchase,
exchange and redemption orders     exchange and redemption orders for
for the Funds. Your transaction    the Funds. Your transaction is
is processed at the NAV next       processed at the NAV next
calculated after the Funds'        calculated after the Funds' agent
agent or an authorized             or an authorized intermediary
intermediary receives your order   receives your order in proper form.
in proper form.

---------------------------------- ------------------------------------
By mail. Complete an application   By mail or fax. You may request an
and send with a check made         exchange or redemption by mailing
payable to: Gartmore Funds.        or faxing a letter to Gartmore
Payment must be made in U.S.       Funds. The letter must include
dollars and drawn on a U.S.        your account number(s) and the
bank. The Funds do not accept      name(s) of the Fund(s) you wish to
cash, starter checks,              exchange from and to. The letter
third-party checks, travelers'     must be signed by all account
checks, credit card checks or      owners. We reserve the right to
money orders.                      request original documents for any
                                   faxed requests.

---------------------------------- ------------------------------------
By telephone. You will have        By telephone. You will have
automatic telephone privileges     automatic telephone privileges
unless you decline this option     unless you decline this option on
on your application. The Funds     your application. The Funds follow
follow procedures to confirm       procedures to confirm that
that telephone instructions are    telephone instructions are genuine
genuine and will not be liable     and will not be liable for any
for any loss, injury, damage or    loss, injury, damage or expense
expense that results from          that results from executing such
executing such instructions. The   instructions. The Funds may revoke
Funds may revoke telephone         telephone privileges at any time,
privileges at any time, without    without notice to shareholders.
notice to shareholders.            For redemptions, shareholders who
                                   own shares in an IRA account
                                   should call 800-848-0920.

                                   Additional information for selling
                                   shares: The following types of
                                   accounts can use the
                                   voice-response system to sell
                                   shares: Individual, Joint,
                                   Transfer on Death, Trust and
                                   Uniform Gift/Transfer to Minors.

                                   A check made payable to the
                                   shareholder(s) of record will be
                                   mailed to the address of record.

                                   The Funds may record telephone
                                   instructions to sell shares. and
                                   may request sale instructions in
                                   writing, signed by all
                                   shareholders on the account.

---------------------------------- ------------------------------------
On-line. Transactions may be       On-line. Transactions may be made
made through the Gartmore Funds'   through the Gartmore Funds'
website. However, the Funds may    website. However, the Funds may
discontinue on-line transactions   discontinue on-line transactions
of Fund shares at any time.        of Fund shares at any time.

---------------------------------- ------------------------------------

                                       31

---------------------------------- ------------------------------------
By bank wire. You may have your    By bank wire. The Funds can wire
bank transmit funds by federal     the proceeds of your sale directly
funds wire to the Funds'           to your account at a commercial
custodian bank. (The               bank. A voided check must be
authorization will be in effect    attached to your application. (The
unless you give the Funds          authorization will be in effect
written notice of its              unless you give the Fund written
termination.)                      notice of its termination.)
o    if you choose this            o    your proceeds typically
     method to open a new               will be wired to your bank on
     account, you must call our         the next business day after
     toll-free number before you        your order has been
     wire your investment and           processed.
     arrange to fax your           o    Gartmore deducts a $20
     completed application.             service fee from the sale
o    your bank may charge a             proceeds for this service.
     fee to wire funds.            o    your financial
                                        institution may also charge a
                                        fee for receiving the wire.
                                   o    funds sent outside the
                                        U.S. may be subject to higher
                                        fees.

                                   Bank wire is not an option for
                                   exchanges.

---------------------------------- ------------------------------------
By Automated Clearing House        By Automated Clearing House (ACH).
(ACH).                             Your redemption proceeds can be
You can fund your Gartmore         sent to your bank via ACH on the
Funds' account with proceeds       second business day after your
from your bank via ACH on the      order has been processed. A voided
second business day after your     check must be attached to your
purchase order has been            application. Money sent through
processed. A voided check must     ACH should reach your bank in two
be attached to your application.   business days. There is no fee for
Money sent through ACH typically   this service. (The authorization
reaches Gartmore Funds from your   will be in effect unless you give
bank in two business days. There   the Funds written notice of its
is no fee for this service. (The   termination.)
authorization will be in effect
unless you give the Fundswritten   ACH is not an option for exchanges.
notice of its termination.)

---------------------------------- ------------------------------------
Retirement plan participants       Retirement plan participants
should contact their retirement    should contact their retirement
plan administrator regarding       plan administrator regarding
transactions. Retirement plans     transactions. Retirement plans or
or their administrators wishing    their administrators wishing to
to conduct transactions should     conduct transactions should call
call our toll-free number.         our toll-free number. Eligible
Eligible entities or individuals   entities or individuals wishing to
wishing to conduct transactions    conduct transactions in
in Institutional Service Class     Institutional Service Class or
or Institutional Class shares      Institutional Class shares should
should call our toll-free number.  call our toll-free number.

---------------------------------- ------------------------------------

Buying Shares

Share Price
The net asset value or "NAV" is the value of a single  share.  A separate NAV is calculated for each share class of a Fund. The NAV is:

     o    calculated  at the close of regular  trading  (usually 4 p.m.  Eastern
          Time) each day the New York Stock Exchange is open.
     o    generally  determined  by dividing  the total net market  value of the securities  and other assets owned by a Fund allocated to a particular class,  less the  liabilities  allocated  to that class,  by the total number outstanding shares of that class.

                                       32

The  purchase or  "offering"  price for Fund shares is the NAV (for a particular class) next determined  after the order is received,  plus any applicable  sales charge.

Fair Value Pricing

The Board of Trustees of the Trust has adopted  Valuation  Procedures  governing the method by which individual portfolio securities held by the Funds are valued in order to determine  each Fund's NAV. The  Valuation  Procedures  provide that each Fund's assets are valued primarily on the basis of market quotations. Where such market quotations are either unavailable or are deemed by the Adviser to be unreliable, a Fair Valuation Committee,  consisting of employees of the Adviser, meets to determine a manual "fair  valuation" in  accordance  with the Valuation
Procedures.  In addition,  the Valuation  Committee will "fair value" securities whose value is  affected by a  "significant  event."  Pursuant to the  Valuation
Procedures,  any "fair  valuation"  decisions  are  subject to the review of the
Board of Trustees.

A  "significant  event" is defined by the Valuation  Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal  market on which such security  trades but before the calculation  of a Fund's NAV.  Significant  events that could affect  individual portfolio  securities  may include  corporate  actions such as  reorganizations,
mergers  and  buy-outs,   corporate   announcements  on  earnings,   significant
litigation,  regulatory news such as government approvals,  and news relating to natural disasters  affecting the issuer's  operations.  Significant  events that could affect a large  number of  securities  in a particular  market may include
significant  market   fluctuations,   market  disruptions  or  market  closings,
governmental  actions  or other  developments,  or  natural  disasters  or armed conflicts that affect a country or region.

Due to the  time  differences  between  the  closings  of the  relevant  foreign securities  exchanges and the time that a Fund's NAV is  calculated,  a Fund may
fair  value  its  foreign   investments  more  frequently  than  it  does  other
securities.  When fair value prices are  utilized,  these prices will attempt to reflect  the  impact of the U.S.  financial  markets'  perceptions  and  trading activities on a Fund's foreign  investments since the last closing prices of the foreign  investments were calculated on their primary foreign securities markets or  exchanges.  For  these  purposes,  the  Board of  Trustees  of the Trust has determined  that  movements  in  relevant  indices or other  appropriate  market indicators, after the close of the foreign securities exchanges, may demonstrate that market  quotations are  unreliable,  and may trigger fair value pricing for certain securities.  Consequently,  fair value pricing of foreign securities may occur on a daily basis,  for instance,  using data  furnished by an  independent pricing service that draws upon, among other  information,  the market values of foreign  investments.  Therefore,  the fair values  assigned to a Fund's foreign investments  may not be the quoted or  published  prices of the  investments  on their primary markets or exchanges.

By fair  valuing a security  whose price may have been  affected by  significant events or by news  after the last  market  pricing  of the  security,  each Fund attempts to  establish a price that it might  reasonably  expect to receive upon the current sale of that security.  These procedures are intended to help ensure that the prices at which a Fund's  shares are  purchased  and redeemed are fair,
and

                                       33

do  not  result  in  dilution  of   shareholder   interests  or  other  harm  to
shareholders.

In-Kind Purchases.
Each Fund may  accept  payment  for  shares in the form of  securities  that are permissible investments for the Fund.

The Funds do not  calculate  NAV on days  when the New York  Stock  Exchange  is closed.
- New Year's Day
- Martin Luther King, Jr. Day
- Presidents' Day
- Good Friday
- Memorial Day
- Independence Day
- Labor Day
- Thanksgiving Day
- Christmas Day
- Other days when the New York Stock Exchange is closed.

Minimum Investments

Class A, Class B and Class C Shares

To open an account $2,000 (per Fund)
To open an IRA account $1,000 (per Fund)
Additional investments $100 (per Fund)
To start an Automatic Asset
Accumulation Plan $1,000
Additional investments (Automatic Asset
Accumulation Plan) $50
---------------------------------------------------------------------------
Institutional Service Class Shares

To open an account $50,000 (per Fund)
Additional investments No Minimum
---------------------------------------------------------------------------
Institutional Class Shares

To open an account $1,000,000 (per Fund)
Additional investments No Minimum
---------------------------------------------------------------------------
Minimum investment requirements do not apply to certain retirement plans or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

Customer Identification Information

To help the  government  fight the  funding of  terrorism  and money  laundering activities,  federal law requires all financial  institutions to obtain,  verify and record information that identifies each

                                       34

 person that opens a new account, and
to determine  whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result,  unless such  information  is  collected  by the  broker-dealer  or financial  intermediary  pursuant  to an  agreement,  the Funds must  obtain the following information for each person that opens a new account:

     o    name,
     o    date of birth (for individuals),
     o    residential or business street address (although post office boxes are still permitted for mailing) and
     o    Social  Security  number,  taxpayer  identification  number  or  other identifying number.

You may also be asked for a copy of your  driver's  license,  passport  or other identifying  document in order to verify your identity.  In addition,  it may be necessary  to verify your  identity  by  cross-referencing  your  identification information  with a consumer  report or other  electronic  database.  Additional information  may be  required  to  open  accounts  for  corporations  and  other entities.  Federal law prohibits the Funds and other financial institutions from opening a new account  unless they receive the minimum  identifying  information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified.  The Funds may close your account or take other appropriate  action if they are unable to verify your identity  within a reasonable  time.  If your account is closed for this reason, your shares will be  redeemed  at the NAV next  calculated  after the account is closed.

Accounts with Low Balances
Maintaining  small  accounts  is costly  for the  Funds and may have a  negative effect on performance.  Shareholders are encouraged to keep their accounts above each Fund's minimum.

o    If the value of your account falls below $2,000  ($1,000 for IRA accounts), you are generally  subject to a $5 quarterly fee.  Shares from your account are sold each  quarter to cover the fee,  which is  returned to the Fund to offset small  account  expenses.  Under some  circumstances,  each Fund may waive the quarterly fee.
o    Each Fund reserves the right to sell your  remaining  shares and close your account if a sale of shares  brings the value of your account  below $2,000
     ($1,000 for IRA accounts). In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

Exchanging Shares
You may  exchange  your Fund  shares  for  shares of any  Gartmore  Fund that is currently accepting new investments as long as:

o    both accounts have the same registration;
o    your  first  purchase  in  the  new  fund  meets  its  minimum   investment
     requirement and

                                       35

o    you  purchase  the same  class of shares.  For  example,  you may  exchange between Class A shares of any Gartmore Funds,  but may not exchange between
     Class A shares and Class B shares.

The  exchange  privileges  may be amended or  discontinued  upon 60-day  written notice to shareholders.

Generally,  there are no sales  charges for exchanges of Class B, Class C, Class
R, Institutional Class or Institutional Service Class shares. However,

o    if you exchange from Class A shares of a Fund to a Fund with a higher sales charge, you may have to pay the difference in the two sales charges.
o    if you exchange  Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original Fund is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted  exchange (except exchanges to Gartmore Money Market Fund).

Exchanges into Gartmore Money Market Fund
You may  exchange  between  Class A, Class B, Class C or  Institutional  Service
Class shares and the Prime Shares of the Gartmore Money Market Fund. However, if
a sales charge was never paid on your Prime  Shares,  applicable  sales  charges apply to  exchanges  into other  fund(s).  In addition,  if you exchange  shares subject to a CDSC, the length of time you own Prime Shares of the Gartmore Money
Market Fund is not included for purposes of  determining  the CDSC.  Redemptions from the Gartmore  Money Market Fund are subject to any CDSC that applies to the original purchase.

Automatic Withdrawal Program
You may elect to  automatically  redeem Class A, Class B and Class C shares in a minimum amount of $50 or more.  Complete the  appropriate  section of the Mutual
Fund Application for New Accounts or contact your financial  intermediary or the
Transfer  Agent.  Your account  value must meet the minimum  initial  investment amount at the time the program is  established.  This  program  may reduce,  and eventually deplete, your account.  Generally, it is not advisable to continue to purchase  Class A or Class C shares  subject to a sales charge  while  redeeming shares using this program. An automatic  withdrawal plan for Class C shares will be subject to any  applicable  CDSC. If you own Class B shares,  you will not be charged a CDSC on redemptions if you redeem 12% or less of your account value in a single year. More information  about the waiver of the CDSC for Class B shares is located in the SAI.

Selling Shares

You can sell or, in other words redeem, your Fund shares at any time, subject to the  restrictions  described  below.  The price you  receive  when you sell your shares is the net asset value (minus any applicable  sales charges or redemption fee) next determined after the Fund's authorized

                                       36

intermediary or an agent of the Fund receives your properly completed redemption request.  The value of the  shares you sell may be worth more or less than their original purchase price depending on the market value of the Fund's  investments at the time of the sale.

You may not be able to sell your Fund shares or Gartmore  Funds may delay paying your redemption proceeds if:

     o    the New York Stock  Exchange is closed (other than  customary  weekend and holiday closings),
     o    trading is restricted or
     o    an emergency  exists (as  determined  by the  Securities  and Exchange
          Commission).

Generally,  the Fund will pay you for the shares that you sell within three days after your redemption request is received.  Payment for shares that you recently purchased  may be delayed up to 10 business days from the purchase date to allow time for your  payment  to  clear.  The Fund  may  delay  forwarding  redemption proceeds for up to seven days if the account holder:

     o    is engaged in excessive trading or
     o    if the  amount  of the  redemption  request  would  disrupt  efficient portfolio management or adversely affect the Fund.

If you choose to have your redemption  proceeds mailed to you and the redemption check is returned as  undeliverable  or is not presented for payment  within six months,  the Trust  reserves the right to reinvest the check proceeds and future distributions  in the shares of the particular  Fund at the Fund's  then-current
NAV until you give the Trust different instructions.

Under extraordinary circumstances,  a Fund, in its sole discretion, may elect to honor  redemption  requests by  transferring  some of the securities held by the
Fund  directly  to an account  holder as a  redemption  in-kind.  For more about
Gartmore Funds' ability to make a redemption-in-kind, see the SAI.

The Board of  Trustees  of the  Trust has  adopted  procedures  for  redemptions in-kind of affiliated  persons of a Fund.  Affiliated  persons of a Fund include shareholders who are affiliates of a Fund's investment  adviser and shareholders of a Fund  owning  5% or more of the  outstanding  shares  of that  Fund.  These procedures  provide that a redemption in-kind shall be effected at approximately the  affiliated  shareholder's  proportionate  share of the Fund's  current  net assets,  and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

Medallion Signature Guarantee

A medallion signature guarantee is required for sales of shares of a Fund in any of the following instances:

                                       37

o    your account address has changed within the last 15 calendar days,
o    the  redemption  check is made payable to anyone other than the  registered shareholder,
o    the proceeds are mailed to any address other than the address of record or
o    the  redemption  proceeds are being wired to a bank for which  instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank,  brokerage firm or other  financial  institution  that a customer's  signature is valid.  Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion  signature  guarantee  in other  circumstances, without notice.

Excessive or Short-Term Trading

The Gartmore  Funds seek to discourage  excessive or short-term  trading  (often described as "market  timing").  Excessive  trading (either  frequent  exchanges between Gartmore Funds or sales and repurchases of Gartmore Funds within a short time period) may:

     o    disrupt portfolio management strategies,
     o    increase brokerage and other transaction costs and
     o    negatively affect fund performance.

Each Fund may be more or less  affected by  short-term  trading in Fund  shares, depending on various  factors such as the size of the Fund, the amount of assets the Fund  typically  maintains in cash or cash  equivalents,  the dollar amount, number,  and frequency of trades in Fund shares and other  factors.  A Fund that invests in foreign  securities  may be at greater  risk for  excessive  trading.
Investors  may attempt to take  advantage  of  anticipated  price  movements  in securities held by a Fund based on events occurring after the close of a foreign market that may not be  reflected  in a Fund's NAV  (referred  to as  "arbitrage market  timing").  Arbitrage  market  timing may also be attempted in funds that hold significant  investments in small-cap  securities,  high-yield (junk) bonds and other types of investments that may not be frequently  traded.  There is the possibility  that arbitrage  market  timing,  under certain  circumstances,  may dilute the value of Fund shares if redeeming  shareholders receive proceeds (and
buying  shareholders   receive  shares)  based  on  NAVs  that  do  not  reflect
appropriate fair value prices.

The Board of Trustees of the Trust has adopted  and  implemented  the  following
policies  and  procedures  to  detect,   discourage  and  prevent  excessive  or
short-term trading in the Funds:

Monitoring of Trading Activity

The Funds,  through the  investment  adviser and its  agents,  monitor  selected trades  and  flows of  money in and out of the  Funds  in an  effort  to  detect excessive  short-term  trading  activities.  If a  shareholder  is found to have engaged in excessive short-term trading, the Funds may, in their discretion, ask the  shareholder  to stop such  activities  or refuse to  process  purchases  or exchanges in the shareholder's account.

                                       38

Restrictions on Transactions

Whenever a Fund is able to identify short-term trades and or traders,  such Fund has broad  authority to take  discretionary  action  against  market  timers and against  particular  trades  and  uniformly  will apply the  short-term  trading restrictions  to all such  trades  that the  Fund  identifies.  It also has sole discretion to:

     o    restrict  purchases or exchanges  that the Fund or its agents  believe constitute excessive trading and
     o    reject transactions that violate the Fund's excessive trading policies or its exchange limits.

Each  Fund has also  implemented  redemption  and  exchange  fees to  discourage excessive trading and to help offset the expense of such trading.

In general:

o    as exchange equaling 1% or more of a Fund's NAV may be rejected and
o    redemption and exchange fees are imposed on certain  Gartmore Funds.  These
     Gartmore  Funds will assess  either a redemption  fee if you sell your Fund shares or an exchange  fee if you  exchange  your Fund shares into  another
     Gartmore Fund.  The short-term  trading fees are deducted from the proceeds of the sale of the affected Fund shares.

Fair Valuation

The Funds have fair value  pricing  procedures  in place as  described  above in
Section 4, Investing with Gartmore, Buying Shares-Share Price.

Despite its best  efforts,  a Fund may be unable to identify or deter  excessive trades  conducted  through  intermediaries  or omnibus  accounts  that  transmit aggregate purchase, exchange and redemption orders on behalf of their customers.
In short,  a Fund may not be able to prevent all market timing and its potential negative impact.

Exchange and Redemption Fees

In order to discourage  excessive trading,  the Gartmore Funds impose redemption and exchange  fees on certain funds if you sell or exchange your shares within a designated  holding period. The redemption fee is paid directly to the fund from which the  shares  are  being  redeemed  and is  designed  to  offset  brokerage commissions, market impact and other costs associated with short-term trading of fund shares.  For  purposes of  determining  whether a  redemption  fee applies, shares that were held the longest are redeemed  first.  If you  exchange  assets into a Fund with a  redemption/exchange  fee, a new period begins at the time of the exchange.

Redemption and exchange fees do not apply to:

     o    shares sold or exchanged under regularly scheduled withdrawal plans.

                                       39

     o    shares purchased through reinvested dividends or capital gains.
     o    shares  sold  (or  exchanged  into the  Gartmore  Money  Market  Fund)
          following the death or disability of a  shareholder.  The  disability, determination  of disability  and  subsequent  sale must have occurred during the period the fee applied.
     o    shares sold in connection with mandatory  withdrawals from traditional
          IRAs after age 70-1/2 and other required distributions from retirement accounts.
     o    shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction.
     o    shares sold or  exchanged  by any "fund of funds"  that is  affiliated with a Fund.

With respect to shares sold or exchanged  following the death or disability of a shareholder,  mandatory  retirement plan distributions or sale within 30 days of an  automatic  payroll  deduction,  you must  inform  Customer  Service  or your intermediary  that the fee does not apply.  You may be required to show evidence that you qualify for the exception.

Only certain  intermediaries  have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

     o    broker wrap fee and other fee-based programs;
     o    omnibus  accounts  where there is no capability to impose a redemption fee on underlying customers' accounts and
     o    intermediaries that do not or cannot report sufficient  information to impose a redemption fee on their customer accounts.

To the  extent  that  exchange  and  redemption  fees  cannot  be  collected  on particular  transactions  and  excessive  trading  occurs,  the  remaining  Fund shareholders bear the expense of such frequent trading.

The following  Gartmore Funds may assess the fee listed below on the total value of shares that are redeemed or exchanged  out of one of these Funds into another
Gartmore  Fund if you have held the shares of the Fund for less than the minimum holding period listed below:

                    Fund                     Exchange/     Minimum Holding
                                           Redemption Fee       Period
                                                           (calendar days)
Gartmore China Opportunities Fund                    2.00%          90
Gartmore Emerging Markets Fund                       2.00%          90
Gartmore Global Financial Services Fund              2.00%          90
Gartmore Global Health Sciences Fund                 2.00%          90
Gartmore Global Natural Resources Fund               2.00%          90
Gartmore Global Technology and
  Communications Fund                                2.00%          90
Gartmore Global Utilities Fund                       2.00%          90
Gartmore Hedged Core Equity Fund                     2.00%          90
Gartmore International Growth Fund                   2.00%          90
Gartmore Market Neutral Fund                         2.00%          90
Gartmore Micro Cap Equity Fund                       2.00%          90
Gartmore Mid Cap Growth Fund                         2.00%          90
Gartmore Mid Cap Growth Leaders Fund                 2.00%          90

                                       40

Gartmore Small Cap Fund                              2.00%          90
Gartmore Small Cap Core Fund                         2.00%          90
Gartmore Small Cap Growth Opportunities Fund         2.00%          90
Gartmore Small Cap Leaders Fund                      2.00%          90
Gartmore Small Cap Value Fund                        2.00%          90
Gartmore U.S. Growth Leaders Long-Short Fund         2.00%          90
Gartmore Value Opportunities Fund                    2.00%          90
Gartmore Worldwide Leaders Fund                      2.00%          90
Gartmore Growth Fund                                 2.00%          30
Gartmore Large Cap Value Fund                        2.00%          30
Gartmore Nationwide Fund                             2.00%          30
Gartmore Nationwide Leaders Fund                     2.00%          30
Gartmore U.S. Growth Leaders Fund                    2.00%          30
Gartmore Bond Fund                                   2.00%           7
Gartmore Bond Index Fund                             2.00%           7
Gartmore Convertible Fund                            2.00%           7
Gartmore Government Bond Fund                        2.00%           7
Gartmore High Yield Bond Fund                        2.00%           7
Gartmore International Index Fund                    2.00%           7
Gartmore Mid Cap Market Index Fund                   2.00%           7
Gartmore S&P 500 Index Fund                          2.00%           7
Gartmore Short Duration Bond Fund                    2.00%           7
Gartmore Small Cap Index Fund                        2.00%           7
Gartmore Tax-Free Income Fund                        2.00%           7

                                       41

Section 5:  DISTRIBUTIONS AND TAXES

The  following  information  is provided to help you  understand  the income and capital gains you may earn while you own Fund shares, as well as certain federal income  tax  consequences  of owning  Fund  shares.  The Fund has  elected to be treated as a regulated  investment  company  under  Subchapter M of the Internal
Revenue  Code. As such,  the Fund  generally  pays no federal  income tax on the income and gains it  distributes  to you.  The amount of any  distribution  will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gain  distribution.  For tax advice about your  personal tax  situation, please speak with your tax adviser.

Income and Capital Gains Distributions
The Fund expects to declare and distribute its net investment income, if any, to shareholders as dividends  quarterly.  Capital gains, if any, may be distributed at least annually.  All income and capital gains distributions are automatically reinvested in shares of the  applicable  Fund. You may request a payment in cash in writing if the distribution is in excess of $5.

If you choose to have dividends or capital gain  distributions,  or both, mailed to you and  the  distribution  check  is  returned  as  undeliverable  or is not presented  for  payment  within  six  months,  the Trust  reserves  the right to reinvest  the check  proceeds  and  future  distributions  in the  shares of the particular  Fund at the Fund's  then-current  net asset value until you give the
Trust different instructions.

If you are a taxable  investor,  dividends  and capital gain  distributions  you receive from the Fund,  whether you reinvest  your  distributions  in additional
Fund shares or receive them in cash,  are subject to federal  income tax,  state taxes or local taxes:

o    distributions are taxable to you at either ordinary income or capital gains tax rates.
o    distributions  of  short-term   capital  gains  are  federally  taxable  at
     applicable ordinary income tax rates.
o    distributions  of long-term  capital  gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
o    for  individuals,  a portion of the income  dividends paid may be qualified dividend  income  eligible for long-term  capital gain tax rates,  provided that certain holding period requirements are met.
o    for  corporate  shareholders,  a portion  of income  dividends  paid may be eligible for the corporate dividend-received  deduction, subject to certain limitations.
o    distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

The amount and type of income  dividends and the tax status of any capital gains distributed  to you are  reported  on Form 1099,  which we send to you  annually during tax season (unless you hold your shares in a qualified  tax-deferred plan or account or are otherwise not subject to federal income tax). Mutual funds may reclassify income after your tax reporting  statement is mailed to you. This can result from the rules in the  Internal  Revenue  Code that  effectively  prevent mutual funds, such as the Fund, from  ascertaining  with certainty,  until after the calendar  year end, and in some cases the Fund's  fiscal year end, the final amount and character of

                                       42

distributions the Fund has received on its investments during the prior calendar year. Prior to issuing your statement, the Fund makes every effort to search for
reclassified   income  to  reduce  the  number  of  corrected  forms  mailed  to shareholders.  However, when necessary,  the Fund will send you a corrected Form
1099 to reflect reclassified information.

If you invest in the Fund shortly  before it makes a capital gain  distribution, some  of  your  investment  may be  returned  to you in the  form  of a  taxable distribution. This is commonly known as "buying a dividend."

Selling and Exchanging Shares
Selling  your  shares may result in a realized  capital  gain or loss,  which is subject to federal  income tax. For tax purposes,  an exchange from one Gartmore
Fund to another is the same as a sale. For  individuals,  any long-term  capital gains you realize  from  selling  Fund shares are taxed at a maximum rate of 15%
(or 5% for  individuals  in the 10% and 15% federal  income tax rate  brackets).
Short-term capital gains are taxed at ordinary income tax rates. You or your tax adviser should track your purchases,  tax basis, sales and any resulting gain or loss.  If you sell Fund shares for a loss,  you may be able to use this  capital loss to offset any other capital gains you have.

Other Tax Jurisdictions
Distributions  may be subject to state and local  taxes,  even if not subject to federal  income taxes.  State and local tax laws vary;  please  consult your tax adviser.  Non-U.S.  investors may be subject to U.S.  withholding or estate tax, and are subject to special U.S. tax certification requirements.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts
When  you  invest  in the  Fund  through  a  qualified  employee  benefit  plan, retirement plan or some other tax-deferred account, income dividends and capital gain distributions generally are not subject to current federal income taxes. In general,  these plans or accounts are governed by complex tax rules.  You should ask your tax adviser or plan  administrator  for more information about your tax situation, including possible state or local taxes.

Backup Withholding
By law,  you may be subject to backup  withholding  on a portion of your taxable distributions  and  redemption  proceeds  unless you provide your correct Social
Security or taxpayer  identification  number and certify that (1) this number is correct,  (2) you are not subject to backup withholding,  and (3) you are a U.S.
person (including a U.S. resident alien). You may also be subject to withholding if the  Internal  Revenue  Service  instructs  us to  withhold a portion of your distributions and proceeds.  When withholding is required,  the amount is 28% of any distributions or proceeds paid.

This  discussion of  "Distributions  And Taxes" is not intended or written to be used as tax advice.  Because  everyone's  tax  situation  is unique,  you should consult  your tax  professional  about  federal,  state,  local or  foreign  tax consequences before making an investment in the Fund.

                                       43

Section 6:  FINANCIAL HIGHLIGHTS

Financial  information  is not provided  because  neither Fund began  operations until the date of this prospectus.

                                       44

Back Cover

Information from Gartmore Funds

Please read this  Prospectus  before you invest,  and keep it with your records.
The  following  documents--  which  may be  obtained  free of  charge--  contain additional information about the Fund:

     o    Statement of Additional  Information  (incorporated  by reference into this Prospectus)
     o    Annual Reports (which contain discussions of the market conditions and
          investment   strategies  that   significantly   affected  each  Fund's
          performance during its last fiscal year)
     o    Semiannual Reports

To obtain any of the  documents  free of charge,  to request  other  information about a Fund or to make  shareholder  inquiries,  contact  us at the  address or number listed below.  The first annual report for each Fund will be available on or about December 31, 2006.

To reduce the volume of mail you receive,  only one copy of  financial  reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at  800-848-0920,  or write to us at the address  listed  below,  to request (1)
additional  copies free of charge,  or (2) that we  discontinue  our practice of mailing regulatory materials together.

For additional information contact:

By Regular Mail:
Gartmore Funds
P.O. Box 182205
Columbus, Ohio 43218-2205
(614) 428-3278 (fax)

By Overnight Mail:
Gartmore Funds
3435 Stelzer Road
Columbus, Ohio 43219

For 24-hour access:
800-848-0920 (toll free) Customer Service Representatives are available 8 a.m. -
9 p.m. Eastern Time,  Monday through Friday.  Call after 7 p.m. Eastern Time for
closing   share   prices.   Also,   visit  the   Gartmore   Funds'   website  at
www.gartmorefunds.com.

Information from the Securities and Exchange Commission (SEC)

You can obtain copies of Fund documents from the SEC

o    on the SEC's EDGAR database via the Internet at www.sec.gov,
o    by electronic request publicinfo@sec.gov,

                                       45

o    in person at the SEC's Public Reference Room in Washington, D.C. (For their hours of operation, call 202-551-8090.) or
o    by mail by sending  your  request to  Securities  and  Exchange  Commission
     Public Reference Section,  Washington,  D.C.  20549-0102 (The SEC charges a fee to copy any documents.)

The Trust's Investment Company Act File No.: 811-08495

(C)2006 Gartmore Global Investments, Inc. All rights reserved.

PR-SC 9/06

                                       46

                       STATEMENT OF ADDITIONAL INFORMATION

                               September 29, 2006

                              GARTMORE MUTUAL FUNDS

GARTMORE HEDGED CORE EQUITY FUND

     Gartmore  Mutual Funds (the  "Trust"),  a Delaware  statutory  trust,  is a registered  open-end,  management  investment company currently consisting of 50 series.  This  Statement of  Additional  Information  relates to a series of the
Trust referenced above (the "Fund").

     This  Statement  of  Additional  Information  is  not a  prospectus  but is incorporated  by reference  into the  prospectus  for the  Gartmore  Hedged Core
Equity Fund dated September 29, 2006 (the "Prospectus"). It contains information in addition to in more detail than that set forth in the  Prospectus  and should be read in conjunction with the Prospectus.

     Terms not defined in this  Statement  of  Additional  Information  have the meanings assigned to them in the Prospectus. The Prospectus may be obtained from
Gartmore Funds, P.O. Box 182205,  Columbus, Ohio 43218-2205,  or by calling toll free 800-848-0920.

             THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-08495

                                                                          PAGE

General Information and History..........................................    1
Additional Information on Portfolio Instruments and Investment Policies..    1

                                       ii

GENERAL INFORMATION AND HISTORY

     Gartmore  Mutual  Funds (the  "Trust"),  formerly  Nationwide  Mutual Funds
(until January 25, 2002) and Nationwide Investing Foundation III (until March 1,
2000),  is an open-end  management  investment  company formed under the laws of
Delaware by Declaration of Trust dated February 28, 2005. The Trust,  originally organized as an Ohio business  trust under the laws of Ohio by a Declaration  of
Trust dated October 30, 1997, redomesticated as a Delaware statutory trust on or about February 28, 2005 in a reorganization approved by vote of the shareholders of the Ohio business trust in a  shareholders'  meeting on December 23, 2004. In the  reorganization the Ohio business trust transferred all of its assets to the
Trust in exchange for shares of the Trust and  assumption by the Trust of all of the liabilities of the Ohio business trust.  The Trust currently  consists of 50 separate series, each with its own investment objective.

     The Fund is a diversified fund as defined in the Investment  Company Act of
1940, as amended (the "1940 Act").

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

     The Fund  invests  in a  variety  of  securities  and  employs  a number of investment techniques,  which involve certain risks. The Prospectus for the Fund highlights the principal investment strategies, investment techniques and risks.
This Statement of Additional Information ("SAI") contains additional information regarding  both the principal  and  non-principal  investment  strategies of the
Fund.

     The  following   table  sets  forth   additional   information   concerning
permissible investment and techniques for the Fund.

Gartmore Hedged Core Equity Fund - Type of Investment or Technique

       U.S. common stocks
       Preferred stocks
       Small company stocks
       Special situation companies
       Illiquid securities
       Restricted securities
       When-issued/delayed-delivery securities
       Investment companies
       Real estate investment trusts (REITS)
       Securities of foreign issuers
       Depositary receipts
       Convertible securities
       Short-term debt
       Long-term debt when originally issued but with 397 days or less remaining to maturity
       Floating and variable rate securities
       Loan participations and assignments
       U.S. government securities
       Money market instruments
       Bank and/or savings and loan obligations
       Repurchase agreements
       Derivatives
       Reverse repurchase agreements
       Warrants
       Futures
       Options
       Foreign currencies
       Forward currency contracts
       Borrowing money

                                       1

       Lending portfolio securities
       Short sales
       Swap agreements
       Indexed securities

DESCRIPTION OF PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

DEBT OBLIGATIONS

     Debt  obligations are subject to the risk of an issuer's  inability to make principal and interest  payments,  when due, on its obligations  ("credit risk")
and are  subject  to price  volatility  due to such  factors  as  interest  rate sensitivity,  market  perception  of the  creditworthiness  of the  issuer,  and general  market  liquidity.  Lower-rated  securities are more likely to react to developments affecting these risks than are more highly rated securities,  which react  primarily to movements in the general level of interest  rates.  Although the  fluctuation  in the price of debt  securities is normally less than that of common  stocks,  in the past  there  have  been  extended  periods  of  cyclical increases in interest rates that have caused  significant  declines in the price of debt  securities  in  general  and have  caused  the  effective  maturity  of securities with prepayment features to be extended,  thus effectively converting short- or intermediate-term securities (which tend to be less volatile in price)
into longer term securities (which tend to be more volatile in price).

     Ratings  as   Investment   Criteria.   High-quality,   medium-quality   and
non-investment  grade debt obligations are  characterized as such based on their ratings by nationally  recognized  statistical rating organizations  ("NRSROs"), such as Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor
Services  ("Moody's").  In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities  that they rate. Such ratings, however, are relative and subjective,  and are not absolute standards of quality and do not evaluate the market value risk of the  securities.  These ratings are used by the Fund as initial criteria for the selection of portfolio  securities, but the Fund also relies upon the  independent  advice of the Fund's  adviser to evaluate potential investments. This is particularly important for lower-quality securities.  Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer's capital structure, existing debt and earnings history. Appendix A to this SAI contains further  information  about the rating categories of NRSROs and their significance.

     Subsequent to its purchase by a Fund,  an issue of securities  may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In addition,  it is possible that an NRSRO might not change its rating of a  particular  issue to  reflect  subsequent  events.  None of  these  events generally  will require  sale of such  securities,  but the Fund's  adviser will consider such events in its determination of whether the Fund should continue to hold the securities.

     In addition,  to the extent that the ratings  change as a result of changes
in  such  organizations  or  their  rating  systems,   or  due  to  a  corporate
reorganization, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

     Medium-Quality   Securities.   The  Fund  may   invest  in   medium-quality
obligations,  which are obligations  rated in the fourth highest rating category by any NRSRO. Medium-quality securities,  although considered  investment-grade, may  have  some  speculative  characteristics  and  may be  subject  to  greater fluctuations in value than higher-rated securities.  In addition, the issuers of medium-quality  securities may be more vulnerable to adverse economic conditions or changing circumstances than issues of higher-rated securities.

     Lower Quality (High-Risk)  Securities.  Non-investment  grade debt or lower quality/rated  securities  (commonly  known as  "junk  bonds,"  and  hereinafter referred to as "lower-quality  securities") include: (i) bonds rated as low as C by Moody's, Standard & Poor's, or Fitch Investors Service, Inc. ("Fitch") ; (ii)
commercial paper rated as low as C by Standard & Poor's, Not Prime by Moody's or
Fitch 4 by Fitch;  and (iii)  unrated debt  securities  of  comparable  quality.
Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities,  involve greater risks,  including the possibility of default or bankruptcy.  There is more risk  associated with these investments because of reduced  creditworthiness  and increased risk of default.
Under NRSRO guidelines,  lower quality  securities will likely have some quality and protective characteristics that are outweighed

                                       2

by large  uncertainties  or major risk  exposures to adverse  conditions.  Lower quality  securities  are  considered to have  extremely  poor  prospects of ever
attaining  any  real  investment  standing,   to  have  a  current  identifiable
vulnerability  to  default  or to be in  default,  to be  unlikely  to have  the capacity to make required  interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest  or  principal.  They are  regarded as predominantly  speculative with respect to the issuer's capacity to pay interest and  repay  principal.  The  special  risk  considerations  in  connection  with investments in these securities are discussed below.

     Effect  of  Interest  Rates  and  Economic  Changes.  All  interest-bearing securities  typically  experience  appreciation  when interest rates decline and depreciation  when interest rates rise. The market values of  lower-quality  and comparable unrated securities tend to reflect individual corporate  developments to a greater extent than do higher rated  securities,  which react  primarily to
fluctuations  in  the  general  level  of  interest  rates.   Lower-quality  and
comparable  unrated  securities  also  tend to be  more  sensitive  to  economic conditions than are higher-rated securities. As a result, they generally involve more credit  risk than  securities  in the  higher-rated  categories.  During an economic  downturn  or a  sustained  period of  rising  interest  rates,  highly leveraged  issuers  of  lower-quality  and  comparable  unrated  securities  may experience  financial stress and may not have sufficient  revenues to meet their payment  obligations.  The issuer's ability to service its debt obligations also may be affected  adversely  by specific  corporate  developments,  the  issuer's inability to meet specific projected business forecasts or the unavailability of additional  financing.  The risk of loss due to  default  by an  issuer of these securities  is  significantly  greater than issuers of  higher-rated  securities because such  securities are generally  unsecured and are often  subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security  defaulted,  the Fund might incur additional expenses to seek recovery.
Periods of economic  uncertainty  and  changes  would also  generally  result in increased  volatility in the market prices of these  securities  and thus in the
Fund's net asset value.

     As previously  stated,  the value of a lower-quality or comparable  unrated security  will  generally  decrease  in  a  rising  interest  rate  market,  and accordingly so will a Fund's net asset value. If the Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio  securities  without  regard to their  investment  merits.  Due to the limited liquidity of lower-quality and comparable unrated securities  (discussed below),  the Fund may be forced to liquidate  these  securities at a substantial discount which would result in a lower rate of return to the Fund.

     Payment  Expectations.  Lower-quality  and  comparable  unrated  securities typically  contain  redemption,  call or prepayment  provisions which permit the issuer of such  securities  containing  such  provisions to, at its  discretion, redeem the  securities.  During periods of falling  interest  rates,  issuers of these  securities  are likely to redeem or prepay the  securities  and refinance them with debt  securities at a lower  interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Fund may have to replace the securities with a lower yielding  security,  which would result in a lower return for the Fund.

     Liquidity and Valuation.  The Fund may have difficulty disposing of certain lower-quality  and  comparable  unrated  securities  because there may be a thin trading market for such securities.

     Because  not  all  dealers  maintain  markets  in  all   lower-quality  and
comparable  unrated  securities,  there may be no established  retail  secondary market for many of these  securities.  The Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary  trading market does exist, it generally is not as liquid as the  secondary  market  for  higher-rated  securities.  The  lack of a liquid secondary market may have an adverse impact on the market price of the security.
As a result,  the Fund's  asset  value and  ability  to  dispose  of  particular securities,  when necessary to meet the Fund's liquidity needs or in response to a specific  economic  event,  may be  impacted.  The lack of a liquid  secondary market for certain  securities  may also make it more  difficult for the Fund to obtain accurate market  quotations for purposes of valuing the Fund's portfolio.
Market quotations are generally  available on many  lower-quality and comparable unrated  issues only from a limited  number of dealers  and may not  necessarily represent  firm bids of such dealers or prices for actual sales.  During periods of thin trading,  the spread  between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions,  whether or not based on fundamental  analysis,  may decrease the values and liquidity of lower-quality and comparable unrated  securities,  especially in a thinly traded market.

                                       3

     U.S.  Government  Securities.  U.S.  government  securities  are  issued or guaranteed  by  the  U.S.  government  or  its  agencies  or  instrumentalities.
Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

     o    the Federal Housing Administration,  Farmers Home Administration,  and
the  Government   National  Mortgage   Association   ("GNMA"),   including  GNMA
pass-through certificates,  whose securities are supported by the full faith and credit of the United States;

     o    the Federal  Home Loan Banks whose  securities  are  supported  by the right of the agency to borrow from the U.S. Treasury;

     o    the Federal Farm Credit Banks,  government-sponsored institutions that consolidate  the  financing  activities  of the Federal Land Banks,  the Federal
Intermediate Credit Banks and the Banks for Cooperatives; and

     o    the Federal Home Loan Mortgage  Corporation  ("FHLMC") and the Federal
National Mortgage Association  ("FNMA"),  whose securities are supported only by the  credit of such  agencies  and are not  guaranteed  by the U.S.  government.
However,  the  Secretary of the Treasury has the  authority to support FHLMC and
FNMA by purchasing limited amounts of their respective obligations.

     Although the U.S.  government or its agencies provide  financial support to such  entities,  no assurance can be given that they will always do so. The U.S.
government  and its agencies and  instrumentalities  do not guarantee the market value of their  securities;  consequently,  the  value of such  securities  will fluctuate.

     The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an  outstanding  Treasury  security and selling them as  individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest  periodically,  but accrue interest until  maturity.  To the extent the
Fund  purchases the principal  portion of the STRIPS,  the Fund will not receive regular interest  payments.  Instead they are sold at a deep discount from their face  value.  Because the  principal  portion of the STRIPS does not pay current income, its price can be volatile when interest rates change. In calculating its dividend,  the Fund  takes into  account  as income a portion of the  difference between the principal portion of the STRIPS' purchase price and its face value.

     Money  Market  Instruments.   Money  market  instruments  may  include  the
following types of instruments:

     o    obligations  issued or  guaranteed as to interest and principal by the
          U.S. government, its agencies, or instrumentalities,  or any federally chartered corporation, with remaining maturities of 397 days or less;

     o    obligations  of  sovereign   foreign   governments,   their  agencies,
          instrumentalities   and   political   subdivisions,   with   remaining
          maturities of 397 days or less;

     o    obligations of municipalities and states, their agencies and political subdivisions with remaining maturities of 397 days or less;

     o    asset-backed  commercial  paper  whose own rating or the rating of any guarantor is in one of the highest categories of any NRSRO;

     o    repurchase agreements;

     o    bank and savings and loan obligations;

     o    commercial  paper,  which are short-term  unsecured  promissory  notes issued by corporations  in order to finance their current  operations.
          It  may  also  be  issued  by  foreign  governments,  and  states  and municipalities.  Generally the commercial  paper or its guarantor will be rated within the top two rating  categories by an NRSRO,  or if not rated,  is issued  and  guaranteed  as to  payment  of

                                       4

          principal  and interest by companies  which at the date of  investment have a high quality outstanding debt issue;

     o    bank  loan  participation   agreements  representing   obligations  of
          corporations  having a high quality  short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank,  which is obligated to make  payments of principal and  interest  on the  loan,  as  well as to  creditworthiness  of the borrower;

     o    high  quality  short-term  (maturity  in 397 days or  less)  corporate obligations rated within the top two rating categories by an NRSRO or, if not rated,  deemed to be of  comparable  quality by the  applicable adviser;

     o    extendable commercial notes, which differ from traditional  commercial paper because the issuer can extend the maturity of the note up to 397 days with the option to call the note any time  during  the  extension period; and

     o    unrated  short-term  (maturity  in 397 days or less) debt  obligations that are determined by the Fund's adviser to be of compatible  quality to the securities described above.

REPURCHASE AGREEMENTS

     In connection with the purchase of a repurchase agreement from member banks of the  Federal  Reserve  System or certain  non-bank  dealers by the Fund,  the
Fund's  custodian,  or a subcustodian,  will have custody of, and will hold in a
segregated  account,   securities  acquired  by  the  Fund  under  a  repurchase
agreement.  Repurchase  agreements  are  contracts  under  which  the buyer of a security  simultaneously  commits  to resell  the  security  to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the  Securities  and  Exchange  Commission  (the "SEC") to be loans by the Fund.
Repurchase agreements may be entered into with respect to securities of the type in which  the Fund may  invest  or  government  securities  regardless  of their remaining  maturities,  and will require that additional securities be deposited with the  Fund's  custodian  or  subcustodian  if the  value  of the  securities purchased  should  decrease  below their  resale  price.  Repurchase  agreements involve  certain risks in the event of default or insolvency by the other party, including  possible delays or restrictions upon the Fund's ability to dispose of the underlying  securities,  the risk of a possible  decline in the value of the underlying  securities  during  the period in which the Fund seeks to assert its rights to them, the risk of incurring  expenses  associated with asserting those rights  and the risk of losing  all or part of the  income  from the  repurchase agreement.  The Fund's adviser reviews the  creditworthiness  of those banks and non-bank  dealers  with which the Fund  enters  into  repurchase  agreements  to evaluate these risks.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS

     When  securities  are purchased on a  "when-issued"  basis or purchased for delayed  delivery,  then payment and delivery occur beyond the normal settlement date at a stated  price and  yield.  When-issued  transactions  normally  settle within  45 days.  The  payment  obligation  and the  interest  rate that will be received on  when-issued  securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a  when-issued  or  delayed-delivery  basis,  the  yields  obtained  on  such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The greater the
Fund's outstanding commitments for these securities, the greater the exposure to
potential   fluctuations  in  the  net  asset  value  of  the  Fund.  Purchasing when-issued or delayed-delivery  securities may involve the additional risk that the yield or market price  available in the market when the delivery  occurs may be  higher  or the  market  price  lower  than  that  obtained  at the  time  of commitment.

     If the Fund agrees to purchase when-issued or delayed-delivery  securities, to the extent  required by the SEC,  its  custodian  will set aside  permissible liquid  assets equal to the amount of the  commitment  in a segregated  account.
Normally,  the  custodian  will set  aside  portfolio  securities  to  satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place  additional  assets in the segregated  account in order to ensure that the value of the  segregated  account  remains  equal to the  amount  of the  Fund's commitment.  It may be expected  that the Fund's net assets will  fluctuate to a greater degree when it sets aside portfolio securities to cover such

                                       5

purchase commitments than when it sets aside cash. In addition, because the Fund will set aside  cash or liquid  portfolio  securities  to satisfy  its  purchase commitments in the manner  described above, the Fund's liquidity and the ability of its adviser to manage it might be affected  in the event its  commitments  to purchase  "when-issued"  securities  ever  exceed  25% of the value of its total assets.  Under normal  market  conditions,  however,  the Fund's  commitment  to purchase  "when-issued" or "delayed-delivery"  securities will not exceed 25% of the  value of its  total  assets.  When  the  Fund  engages  in  when-issued  or delayed-delivery  transactions,  it relies on the other party to consummate  the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

LENDING PORTFOLIO SECURITIES

     The Fund may lend its portfolio  securities  to brokers,  dealers and other financial  institutions,  provided it receives  collateral,  with respect to the loan of U.S.  securities,  equal to at least 102% of the value of the  portfolio securities  loaned,  and with respect to each such loan of non-U.S.  securities, collateral of at least 105% of the value of the portfolio securities loaned, and at all times  thereafter  shall  require  the  borrower  to mark to market  such collateral on a daily basis so that the market value of such collateral does not fall below 100% of the market value of the portfolio  securities  so loaned.  By lending its portfolio  securities,  the Fund can increase its income through the investment  of the cash  collateral.  For the purposes of this policy,  the Fund considers collateral  consisting of cash, U.S. government  securities or letters of credit  issued by qualified  banks whose  securities  meet the  standards for investment by the Fund to be the equivalent of cash. From time to time, the Fund may return to the borrower or a third party which is  unaffiliated  with it, and which is acting as a "placing  broker," a part of the  interest  earned from the investment of collateral received for securities loaned.

     The SEC  currently  requires  that  the  following  conditions  must be met whenever  portfolio  securities  are loaned:  (1) the Fund must receive at least
100%  collateral  of the type  discussed  in the  preceding  paragraph  from the borrower;  (2) the borrower must increase  such  collateral  whenever the market value of the securities loaned rises above the level of such collateral; (3) the
Fund must be able to terminate  the loan at any time;  (4) the Fund must receive reasonable  interest on the loan,  as well as any  dividends,  interest or other distributions  payable  on the loaned  securities,  and any  increase  in market value;  (5) the Fund may pay only  reasonable  custodian fees in connection with the loan;  and (6) while any voting rights on the loaned  securities may pass to the  borrower,  the Fund's Board of Trustees  must be able to terminate the loan and  regain  the right to vote the  securities  if a  material  event  adversely affecting  the  investment  occurs.  These  conditions  may be subject to future modification.  Loan agreements  involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the
Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

INVESTMENT OF SECURITIES LENDING COLLATERAL

     The cash  collateral  received  from a  borrower  as a result of the Fund's securities  lending  activities  will  be  used to  purchase  both  fixed-income securities and other securities with debt-like characteristics that are rated A1 or P1 on a fixed rate or  floating  rate  basis,  including:  bank  obligations;
commercial  paper;  investment  agreements,  funding  agreements,  or guaranteed investment  contracts entered into with, or guaranteed by an insurance  company;
loan participations; master notes; medium term notes; repurchase agreements; and
U.S.  government  securities.  Except  for the  investment  agreements,  funding agreements  or  guaranteed  investment  contracts  guaranteed  by  an  insurance company,  master notes, and medium term notes (which are described below), these types of  investments  are  described  elsewhere in the  Statement of Additional
Information.  Collateral  may  also be  invested  in a money  market  investment company or short-term collective investment trust.

     Investment  agreements,   funding  agreements,   or  guaranteed  investment
contracts  entered  into  with,  or  guaranteed  by  an  insurance  company  are agreements where an insurance  company either provides for the investment of the
Fund's  assets or may  provide  for a minimum  guaranteed  rate of return to the investor.

     Master notes are promissory  notes issued usually with large,  creditworthy broker-dealers  on either a fixed rate or floating rate basis.  Master notes may or may not be  collateralized  by underlying  securities.  If the master note is issued by an  unrated  subsidiary  of a  broker-dealer,  then the  unconditional guarantee is provided by the issuer's parent.

                                       6

     Medium-term  notes  are  unsecured,  continuously  offered  corporate  debt obligations.  Although medium-term notes may be offered with a maturity from one to ten years, in the context of securities lending  collateral,  the maturity of the medium-term note will not generally exceed two years.

REAL ESTATE INVESTMENT TRUSTS

     Although  the Fund will not invest in real  estate  directly,  the Fund may invest in securities of real estate  investment  trusts ("REITs") and other real estate industry  companies or companies with substantial real estate investments and,  as a result,  the Fund may be  subject to certain  risks  associated  with direct  ownership  of real estate and with the real estate  industry in general.
These  risks  include,  among  others:  possible  declines  in the value of real estate;  possible lack of availability of mortgage funds;  extended vacancies of
properties;   risks   related  to  general   and  local   economic   conditions;
overbuilding;  increases in competition,  property taxes and operating expenses;
changes in zoning laws;  costs  resulting from the clean-up of, and liability to third parties for damages resulting from,  environmental  problems;  casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters;  limitations  on and  variations  in rents;  and  changes in interest rates.

     REITs are pooled  investment  vehicles  which  invest  primarily  in income producing  real  estate or real estate  related  loans or  interests.  REITs are generally  classified as equity REITs,  mortgage  REITs or hybrid REITs.  Equity
REITs invest the majority of their assets  directly in real  property and derive income  primarily  from the  collection of rents.  Equity REITs can also realize capital gains by selling  properties  that have  appreciated in value.  Mortgage
REITs invest the majority of their  assets in real estate  mortgages  and derive income  from the  collection  of interest  payments.  Hybrid  REITs  combine the investment strategies of Equity REITs and Mortgage REITs. REITs are not taxed on
income   distributed   to   shareholders   provided  they  comply  with  several
requirements of Internal Revenue Code, as amended (the "Code").

CONVERTIBLE SECURITIES

     Convertible securities are bonds,  debentures,  notes, preferred stocks, or other  securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular  period of time at a  specified  price or  formula.  Convertible  securities  have  general characteristics  similar to both debt  obligations  and equity  securities.  The value  of a  convertible  security  is a  function  of  its  "investment  value"
(determined  by its yield in comparison  with the yields of other  securities of comparable maturity and quality that do not have a conversion privilege) and its
"conversion value" (the security's worth, at market value, if converted into the underlying  common  stock).  The investment  value of a convertible  security is influenced by changes in interest  rates,  the credit standing of the issuer and other factors.  The market value of convertible  securities  tends to decline as interest  rates  increase and,  conversely,  tends to increase as interest rates decline.  The  conversion  value of a convertible  security is determined by the market price of the  underlying  common stock.  The market value of  convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore  will react to  variations in the general  market for equity  securities.  If the  conversion  value is low relative to the investment value,  the price of the  convertible  security is governed  principally  by its investment value.  Generally,  the conversion value decreases as the convertible security approaches  maturity.  To the extent the market price of the underlying common  stock  approaches  or exceeds  the  conversion  price,  the price of the convertible security will be increasingly  influenced by its conversion value. A convertible  security generally will sell at a premium over its conversion value by the  extent  to which  investors  place  value on the  right to  acquire  the underlying  common  stock  while  holding  a fixed  income  security.  While  no securities  investments are without risk,  investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     A convertible  security  entitles the holder to receive  interest  normally paid or  accrued  on debt or the  dividend  paid on  preferred  stock  until the
convertible   security  matures  or  is  redeemed,   converted,   or  exchanged.
Convertible  securities  have  unique  investment  characteristics  in that they generally  (i) have  higher  yields than common  stocks,  but lower  yields than comparable non-convertible  securities,  (ii) are less subject to fluctuation in value than the  underlying  stock since they have fixed income  characteristics, and (iii) provide the potential for capital  appreciation if the market price of the underlying common stock increases. Most convertible securities currently are
issued  by  U.S.  companies,   although  a  substantial  Eurodollar  convertible
securities  market has  developed,  and the markets for  convertible  securities denominated in local currencies are increasing.

                                       7

     A  convertible  security may be subject to  redemption at the option of the
issuer  at  a  price  established  in  the  convertible   security's   governing
instrument.  If a convertible  security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the  security,  convert it into the underlying common stock, or sell it to a third party.

     Convertible  securities  generally  are  subordinated  to other similar but non-convertible  securities of the same issuer,  although  convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities,  and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, some convertible securities  typically  are  rated  below  investment  grade  or are  not  rated, depending on the general creditworthiness of the issuer.

WARRANTS

     Warrants  are  securities   giving  the  holder  the  right,  but  not  the
obligation,  to buy the stock of an issuer at a given  price  (generally  higher than the  value of the  stock at the time of  issuance),  on a  specified  date, during a specified period, or perpetually.  Warrants may be acquired  separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or  attached  to  securities  are not  subject  to these  restrictions.
Warrants  do not carry with them the right to  dividends  or voting  rights with respect to the securities  that they entitle their holder to purchase,  and they do not represent any rights in the assets of the issuer.  As a result,  warrants may be considered more speculative  than certain other types of investments.  In addition,  the value of a warrant does not necessarily  change with the value of the  underlying  securities,  and a warrant  ceases  to have  value if it is not exercised prior to its expiration date.

INDEXED SECURITIES

     The Fund may invest in securities  whose  potential  return is based on the change  in  particular  measurements  of  value  or rates  (an  "index").  As an illustration,  the Fund may invest in a debt  security  that pays  interest  and returns  principal  based on the change in the value of a securities  index or a basket of securities.  If the Fund invests in such securities, it may be subject to reduced or eliminated  interest payments or loss of principal in the event of an adverse movement in the relevant index.

EXCHANGE-TRADED FUNDS

     The Fund may invest in exchange-traded  funds (ETFs). ETFs are regulated as registered  investment  companies  under the 1940 Act. ETFs are publicly  traded trusts  that  acquire  and hold  stocks of all  companies,  or a  representative sampling of  companies,  that are  components  of a particular  index.  ETFs are
intended  to  provide  investment  results  that,  before  expenses,   generally
correspond to the price and yield performance of the corresponding market index, and the value of their shares should, under normal circumstances,  closely track the  value of the  index 's  underlying  component  stocks.  Because  an ETF has operating  expenses and transaction  costs,  while a market index does not, ETFs that track particular  indices typically will be unable to match the performance of the index  exactly.  ETF shares may be  purchased  and sold in the  secondary trading market on a securities exchange, in lots of any size, at any time during the  trading  day.  The  Fund  will  bear  its  proportionate  share of an ETF's operating and transaction  costs.  As a result,  an investment by the Fund in an
ETF could  cause the  Fund's  operating  expenses  to be  higher  and,  in turn, performance  to be lower than if it were to invest  directly  in the  securities underlying the ETF.

     The shares of an ETF may be assembled in a block (typically  50,000 shares)
known as a creation unit and redeemed in kind for a portfolio of the  underlying securities  (based on the ETF's net asset  value)  together  with a cash payment generally  equal  to  accumulated  dividends  as  of  the  date  of  redemption.
Conversely,  a  creation  unit may be  purchased  from the ETF by  depositing  a specified  portfolio  of the  ETF's  underlying  securities,  as  well as a cash payment  generally  equal to  accumulated  dividends of the  securities  (net of expenses)  up to the  time of  deposit.  Although  the  Fund,  like  most  other investors  in ETFs,  intends to purchase  and sell ETF shares  primarily  in the secondary trading market,  the Fund may redeem creation units for the underlying securities  (and any  applicable  cash),  and may  assemble a  portfolio  of the underlying  securities and use it (and any required  cash) to purchase  creation units,  if the Fund's  adviser  believes it is in the Fund's best interest to do
so.

                                       8

     An investment in an ETF also is subject to all of the risks of investing in the securities held by the ETF. In addition,  the market value of the ETF shares may  differ  from  their net asset  value  because  the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Because of the
ability  of  large  market   participants  to  arbitrage  price  differences  by
purchasing or redeeming  creation units, the difference between the market value and the net  asset  value of ETF  shares  should in most  cases be small.  Under certain circumstances, an ETF could be terminated. Should termination occur, the
ETF might have to liquidate its  portfolio  securities at a time when the prices for those securities are falling.

SMALL COMPANY STOCKS

     Investing in  securities  of  small-sized,  including  micro-capitalization companies,  may involve  greater  risks than  investing in the stocks of larger, more established companies,  including possible risk of loss. Also because these securities  may have limited  marketability,  their prices may be more  volatile than securities of larger, more established  companies or the market averages in general.  Because  small-sized and emerging growth companies normally have fewer shares outstanding than larger companies,  it may be more difficult for the Fund to buy or sell significant  numbers of such shares without an unfavorable impact on prevailing  prices.  Small-sized  companies may have limited  product  lines, markets or  financial  resources  and may lack  management  depth.  In addition, small-sized  companies are typically subject to wider variations in earnings and business  prospects  than  are  larger,  more  established  companies.  There is typically less publicly available information  concerning  small-sized companies than for larger, more established ones.

SPECIAL SITUATION COMPANIES

     "Special  situation  companies"  include  those  involved  in an  actual or prospective  acquisition  or  consolidation;  reorganization;  recapitalization;
merger,  liquidation  or  distribution  of cash,  securities or other assets;  a tender or  exchange  offer;  a breakup  or  workout  of a  holding  company;  or litigation  which,  if  resolved  favorably,  would  improve  the  value  of the company's stock. If the actual or prospective  situation does not materialize as anticipated, the market price of the securities of a "special situation company"
may decline significantly.  Therefore,  an investment in the Fund, to the extent that it invests a  significant  portion of its assets in these  securities,  may involve a greater  degree of risk than an  investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies.
The Fund's adviser  believes,  however,  that if the adviser  analyzes  "special situation  companies" carefully and invests in the securities of these companies at the appropriate  time, the Fund may achieve  capital growth.  There can be no assurance  however,  that a special  situation  that exists at the time the Fund makes its  investment  will be  consummated  under the terms and within the time period contemplated, if it is consummated at all.

FOREIGN SECURITIES

     Investing in foreign  securities  (including  through the use of depositary receipts)  involves  certain  special  considerations  which  typically  are not associated with investing in securities in the United States.  Since investments in foreign companies will frequently  involve  currencies of foreign  countries, and since the Fund may hold securities and funds in foreign currencies, the Fund may be affected  favorably or  unfavorably  by changes in currency  rates and in exchange  control  regulations,  if any, and may incur costs in connection  with conversions  between  various  currencies.  Most foreign  stock  markets,  while growing in volume of trading activity,  have less volume than the New York Stock
Exchange,  and  securities  of some foreign  companies  are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most  foreign bond markets are less than in the United  States and, at times,  volatility of price can be greater than in the United  States.  Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges,  although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges,  brokers and listed  companies in foreign  countries than in the United States.  In addition, with respect to certain foreign countries,  there is the possibility of exchange control  restrictions,  expropriation or confiscatory  taxation,  and political, economic  or  social  instability,  which  could  affect  investments  in  those countries.  Foreign  securities,  such as those  purchased  by the Fund,  may be subject to foreign  government  taxes,  higher custodian fees,  higher brokerage costs  and  dividend  collection  fees  which  could  reduce  the  yield on such securities.

                                       9

     Foreign economies may differ favorably or unfavorably from the U.S. economy in  various  respects,  including  growth of gross  domestic  product,  rates of
inflation,    currency    depreciation,    capital    reinvestment,     resource
self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time,  foreign  securities may be difficult to liquidate rapidly without adverse price effects.

     Trading in futures contracts on foreign commodity  exchanges may be subject to the same or similar risks as trading in foreign securities.

     Depositary  Receipts.   The  Fund  may  invest  in  foreign  securities  by
purchasing depositary receipts, including American Depositary Receipts ("ADRs"),
European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or
other  securities  convertible  into  securities  of  issuers  based in  foreign countries.  These  securities  may not  necessarily  be  denominated in the same currency as the securities which they represent.  Generally, ADRs, in registered form,  are  denominated  in U.S.  dollars and are  designed  for use in the U.S.
securities  markets,  GDRs,  in bearer  form,  are issued and  designed  for use outside the United States and EDRs (also referred to as  Continental  Depositary
Receipts  ("CDRs")),  in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company  evidencing  ownership of the  underlying securities.  EDRs are European receipts evidencing a similar  arrangement.  GDRs are receipts  typically  issued by non-United  States banks and trust  companies that evidence ownership of either foreign or domestic  securities.  For purposes of the Fund's  investment  policies,  ADRs, GDRs and EDRs are deemed to have the same classification as the underlying  securities they represent.  Thus, an ADR,
GDR or EDR  representing  ownership  of common  stock  will be treated as common stock.

     The  Fund  may  invest  in  depositary   receipts  through  "sponsored"  or
"unsponsored" facilities. While depositary receipts issued under these two types of facilities are in some respects similar,  there are distinctions between them relating to the rights and  obligations  of depositary  receipt  holders and the practices of market participants.

     A depositary may establish an unsponsored facility without participation by
(or  even   necessarily  the  acquiescence  of)  the  issuer  of  the  deposited securities, although typically the depositary requests a letter of non-objection from  such  issuer  prior  to the  establishment  of the  facility.  Holders  of unsponsored ADRs generally bear all the costs of such facilities. The depositary
usually   charges  fees  upon  the  deposit  and  withdrawal  of  the  deposited securities,  the conversion of dividends into U.S.  dollars,  the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited  securities.  In addition,  an unsponsored  facility is generally not  obligated to  distribute  communications received  from the issuer of the deposited  securities  or to disclose  material information  about  such  issuer  in  the  U.S.  and  thus  there  may  not be a correlation  between such  information  and the market  value of the  depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

     Sponsored  ADR  facilities  are  created in  generally  the same  manner as unsponsored  facilities,  except  that the  issuer of the  deposited  securities enters into a deposit agreement with the depositary.  The deposit agreement sets out the rights and  responsibilities of the issuer, the depositary,  and the ADR holders.  With  sponsored  facilities,  the issuer of the  deposited  securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the  depositary),  although ADR holders continue to bear certain other  costs  (such as deposit  and  withdrawal  fees).  Under the terms of most sponsored arrangements,  depositories agree to distribute notices of shareholder meetings and voting instructions,  and to provide shareholder communications and other  information  to the ADR  holders  at the  request  of the  issuer  of the deposited securities.

SHORT SELLING OF SECURITIES

     In a short sale of securities,  the Fund sells stock which it does not own, making  delivery  with  securities  "borrowed"  from a broker.  The Fund is then obligated to replace the security  borrowed by purchasing it at the market price at the time of replacement.  This price may or may not be less than the price at which the  security was sold by the Fund.  Until the  security is replaced,  the
Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security,  the Fund may also have to pay a premium  and/or  interest which would increase the cost of the security sold. The proceeds of the short sale will be

                                       10

retained by the broker,  to the extent  necessary  to meet margin  requirements, until the short position is closed out. In addition,  the broker may require the deposit of collateral (generally,  up to 50% of the value of the securities sold short).

     The Fund will  incur a loss as a result  of the short  sale if the price of the security  increases between the date of the short sale and the date on which the Fund  replaces  the borrowed  security.  The Fund will realize a gain if the security  declines in price between those two dates. The amount of any gain will be  decreased  and the amount of any loss will be  increased  by any  premium or interest the Fund may be required to pay in connection with the short sale. When a cash  dividend  is  declared  on a  security  for  which  the Fund has a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security.  However, any such dividend on a security sold short  generally  reduces the market  value of the shorted  security,  thus increasing the Fund's  unrealized gain or reducing the Fund's unrealized loss on its short-sale  transaction.  Whether the Fund will be successful in utilizing a short sale will depend, in part, on the ability of the Fund's adviser to predict correctly  whether  the  price of a  security  it  borrows  to sell  short  will decrease.

     In a short sale,  the seller does not  immediately  deliver the  securities sold and is said to have a short  position in those  securities  until  delivery occurs.  The Fund must  segregate  or earmark an amount of cash or other  liquid assets equal to the difference  between (a) the market value of securities  sold short at the time that they were sold short and (b) the value of the  collateral deposited  with the broker to meet margin  requirements  in connection  with the short sale (not  including  the proceeds  from the short sale).  While the short position  is  open,  the Fund  must  maintain  on a daily  basis  segregated  or earmarked liquid assets at such a level that the amount  segregated or earmarked plus the amount of  collateral  deposited  with the broker as margin  equals the current market value of the securities sold short.

     The Fund also may engage in short  sales,  if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment  technique is known as a short sale  "against  the  box." The Fund  does not  intend  to engage in short  sales against the box for investment  purposes.  The Fund may,  however,  make a short sale as a hedge,  when it  believes  that the price of a security  may  decline, causing a decline  in the value of a  security  owned by the Fund (or a security convertible or exchangeable  for such security),  or when the Fund wants to sell the security at an attractive  current price.  In such a case, any future losses in the Fund's  long  position  should be offset by a gain in the short  position and,  conversely,  any gain in the long position  should be reduced by a loss in the short  position.  The extent to which such gains or losses are reduced  will depend  upon the amount of the  security  sold short  relative to the amount the
Fund owns. There will be certain  additional  transaction  costs associated with short sales against the box. For tax purposes, the Fund that enters into a short sale "against the box" may be treated as having made a  constructive  sale of an
"appreciated  financial  position,"  causing the Fund to realize  gain,  but not loss.

RESTRICTED, NON-PUBLICLY TRADED AND ILLIQUID SECURITIES

     The Fund may not invest more than 15% of its net assets,  in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer  than seven  days,  time  deposits  maturing  in more than seven days and securities  that are  illiquid  because of the  absence  of a readily  available market or legal or contractual  restrictions on resale or other factors limiting the marketability of the security.  Repurchase  agreements subject to demand are deemed to have a maturity equal to the notice period.

     Historically,  illiquid  securities  have  included  securities  subject to contractual  or  legal  restrictions  on  resale  because  they  have  not  been registered under the Securities Act of 1933, as amended (the "Securities  Act"), securities which are otherwise not readily marketable and repurchase  agreements having a maturity  of longer  than seven  days.  Securities  which have not been registered  under the  Securities  Act are referred to as private  placements or restricted  securities  and are  purchased  directly  from the  issuer or in the secondary market. Unless subsequently  registered for sale, these securities can only be sold in privately  negotiated  transactions  or pursuant to an exemption from  registration.  Investment  companies  typically do not hold a  significant amount of these restricted or other illiquid securities because of the potential for delays on resale and  uncertainty  in valuation.  Limitations  on resale may have an adverse  effect on the  marketability  of portfolio  securities,  and an investment  company might be unable to dispose of  restricted or other  illiquid securities  promptly  or at  reasonable  prices  and  might  thereby  experience difficulty satisfying redemptions within seven days. An investment company might also have to register  such  restricted

                                       11

securities  in order to dispose of them  resulting  in  additional  expense  and delay.  Adverse  market  conditions  could  impede  such a  public  offering  of securities.

     In recent years,  however, a large  institutional  market has developed for certain  securities  that are not registered  under the Securities Act including
repurchase   agreements,   commercial  paper,   foreign  securities,   municipal
securities and corporate bonds and notes.  Institutional  investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment.  The fact that there are  contractual or legal  restrictions on resale to the general public or to  certain  institutions  may  not be  indicative  of  the  liquidity  of  such investments.

     The SEC has  adopted  Rule 144A which  allows  for a broader  institutional trading market for securities  otherwise subject to restriction on resale to the general  public.  Rule 144A  establishes a "safe  harbor" from the  registration requirements  of the  Securities  Act  for  resales  of  certain  securities  to qualified institutional buyers.

     Any such  restricted  securities  will be  considered  to be  illiquid  for purposes of the Fund's limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust, the Fund's adviser has determined  such securities to be liquid because such securities are eligible  for resale  pursuant  to Rule 144A and are  readily  saleable.  To the extent that qualified institutional buyers may become uninterested in purchasing
Rule 144A securities, the Fund's level of illiquidity may increase.

     The Fund may sell  over-the-counter  ("OTC")  options  and,  in  connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund.  The assets  used as cover for OTC  options  written by the
Fund will be  considered  illiquid  unless the OTC options are sold to qualified dealers  who agree  that the Fund may  repurchase  any OTC option it writes at a maximum price to be  calculated by a formula set forth in the option  agreement.
The  cover  for an OTC  option  written  subject  to  this  procedure  would  be considered  illiquid only to the extent that the maximum  repurchase price under the formula exceeds the intrinsic value of the option.

     The Fund's  adviser will monitor the liquidity of restricted  securities in the  portion  of the Fund it  manages.  In  reaching  liquidity  decisions,  the following factors are considered:  (1) the unregistered  nature of the security;
(2) the  frequency  of trades  and quotes  for the  security;  (3) the number of dealers  wishing  to  purchase  or sell the  security  and the  number  of other potential  purchasers;  (4) dealer undertakings to make a market in the security and (5) the  nature of the  security  and the nature of the  marketplace  trades
(e.g.,  the time  needed to dispose of the  security,  the method of  soliciting offers and the mechanics of the transfer).

     Private Placement  Commercial  Paper.  Commercial paper eligible for resale under  Section  4(2)  of  the  Securities  Act is  offered  only  to  accredited investors.  Rule 506 of  Regulation  D in the  Securities  Act lists  investment companies as accredited investors.

     Section  4(2)  paper not  eligible  for  resale  under  Rule 144A under the
Securities  Act shall be  deemed  liquid if (1) the  Section  4(2)  paper is not traded flat or in default as to  principal  and  interest;  (2) the Section 4(2)
paper is rated  in one of the two  highest  rating  categories  by at least  two
NRSROs,  or if only one NRSRO rates the security,  it is rated in one of the two highest  categories by that NRSRO;  and (3) the adviser  believes that, based on the trading  markets for such security,  such security can be disposed of within seven days in the  ordinary  course of business at  approximately  the amount at which the Fund has valued the security.

BORROWING

     The Fund may borrow  money from  banks,  limited by the Fund's  fundamental investment  restriction  (generally,  33-1/3% of its total assets (including the amount borrowed)), including borrowings for temporary or emergency purposes. The
Fund may engage in mortgage dollar roll and reverse repurchase  agreements which may be  considered  a form of  borrowing  unless the Fund covers its exposure by segregating or earmarking liquidassets.

DERIVATIVE INSTRUMENTS

                                       12

     The Fund's adviser may use a variety of derivative  instruments,  including options,  futures  contracts  (sometimes  referred to as "futures"),  options on futures contracts,  stock index options,  forward currency contracts,  swaps and structured  contracts,  to hedge the Fund's  portfolio or for risk management or for any  other  permissible  purposes  consistent  with that  Fund's  investment objective. Derivative instruments are securities or agreements with their values based on the value of an underlying asset (e.g., a security,  currency or index)
or the level of a reference index.

     Derivatives  generally have investment  characteristics that are based upon either  forward  contracts  (under  which one party is  obligated to buy and the other party is obligated to sell an  underlying  asset at a specific  price on a specified  date) or option  contracts  (under which the holder of the option has the  right  but not the  obligation  to buy or sell  an  underlying  asset  at a specified  price on or before a  specified  date).  Consequently,  the change in value of a  forward-based  derivative  generally is roughly  proportional to the change  in  value  of  the  underlying  asset.  In  contrast,  the  buyer  of an option-based  derivative  generally will benefit from favorable movements in the price of the  underlying  asset but is not exposed to the  corresponding  losses that result from adverse  movements in the value of the  underlying  asset.  The seller  (writer) of an  option-based  derivative  generally will receive fees or premiums but generally is exposed to losses  resulting from changes in the value of the  underlying  asset.  Derivative  transactions  may  include  elements  of leverage  and,  accordingly,  the  fluctuation  of the  value of the  derivative transaction in relation to the underlying asset may be magnified.

     The use of these  instruments  is subject to applicable  regulations of the
SEC, the several  options and futures  exchanges  upon which they may be traded, and the Commodity Futures Trading Commission ("CFTC").

     Special Risks of Derivative Instruments.  The use of derivative instruments involves special  considerations  and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

     (1)  Successful  use of most of these  instruments  depends upon the Fund's adviser's  ability to predict  movements of the overall  securities and currency markets,  which requires  skills  different from those  necessary for predicting changes in the prices of individual  securities.  There can be no assurance that any particular strategy adopted will succeed.

     (2) There might be imperfect correlation,  or even no correlation,  between price  movements  of an  instrument  and price  movements of  investments  being hedged.  For example,  if the value of an instrument used in a short hedge (such as writing a call option,  buying a put option,  or selling a futures  contract)
increased by less than the decline in value of the hedged investment,  the hedge would not be fully  successful.  Such a lack of  correlation  might occur due to factors  unrelated  to the  value  of the  investments  being  hedged,  such  as speculative  or other  pressures on the markets in which these  instruments  are traded.  The effectiveness of hedges using instruments on indices will depend on the  degree  of  correlation  between  price  movements  in the  index and price movements in the investments  being hedged, as well as, how similar the index is to the  portion  of the  Fund's  assets  being  hedged  in terms  of  securities composition.

     (3)  Hedging  strategies,  if  successful,  can  reduce the risk of loss by wholly  or  partially  offsetting  the  negative  effect  of  unfavorable  price movements in the investments being hedged. However,  hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged  investments.  For  example,  if the Fund entered into a short  hedge  because the Fund's  adviser  projected a decline in the price of a security  in the  Fund's  portfolio,  and the price of that  security  increased instead,  the gain from that increase  might be wholly or partially  offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security,  the Fund could suffer a loss.

     (4) As described  below,  the Fund might be required to maintain  assets as
"cover,"  maintain  segregated  accounts,  or make margin payments when it takes positions in these  instruments  involving  obligations  to third parties (i.e., instruments other than purchased options).  If the Fund were unable to close out its positions in such instruments,  it might be required to continue to maintain such assets or  accounts or make such  payments  until the  position  expired or matured.  The  requirements  might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio  security at a  disadvantageous time.  The  Fund's  ability to close out a position  in an  instrument  prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market,  the ability and willingness of the other party to the transaction  ("counterparty") to enter into a transaction closing out the position.

                                       13

Therefore,  there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

     Options.  The Fund may purchase or write put and call options on securities and indices,  and may purchase options on foreign currencies and interest rates, and enter into closing transactions with respect to such options to terminate an existing position.  The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable  the  Fund to  enhance  income  by  reason  of the  premiums  paid by the purchaser of such options.  Writing call options serves as a limited short hedge because  declines in the value of the hedged  investment  would be offset to the extent of the premium received for writing the option.  However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price  greater  than that at which the  security  must be sold under the  option.  All or a portion of any assets used as cover for OTC options written by the Fund would be considered  illiquid to the extent  described under
"Restricted,  Non-Publicly  Traded and Illiquid  Securities" above.  Writing put options  serves as a limited  long hedge  because  increases in the value of the hedged  investment  would be offset to the extent of the  premium  received  for writing the option.  However, if the security  depreciates to a price lower than the  exercise  price of the put option,  it can be expected  that the put option will be  exercised,  and the Fund will be  obligated to purchase the security at more than its market value.

     The value of an option  position  will  reflect,  among other  things,  the historical  price  volatility of the underlying  investment,  the current market value of the underlying  investment,  the time remaining until expiration of the option,  the  relationship  of the  exercise  price to the  market  price of the underlying  investment,  and  general  market  conditions.  Options  that expire unexercised have no value.  Options used by the Fund may include  European-style options,  which can only be  exercised  at  expiration.  This is in  contrast to
American-style  options  which  can  be  exercised  at  any  time  prior  to the expiration date of the option.

     The Fund may effectively  terminate its right or obligation under an option by entering into a closing transaction.  For example, the Fund may terminate its obligation  under a call or put  option  that it had  written by  purchasing  an identical call or put option;  this is known as a closing purchase  transaction.
Conversely,  the Fund may  terminate  a position  in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction.  Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

     The Fund may  purchase  or write both OTC  options  and  options  traded on foreign  and U.S.  exchanges.  Exchange-traded  options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect,  guarantees completion of every exchange-traded option transaction.  OTC options  are  contracts  between  the  Fund  and  the  counterparty  (usually  a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund  purchases or writes an OTC option,  it relies on the  counterparty  to make or take delivery of the underlying  investment upon exercise of the option.
Failure by the  counterparty  to do so would  result in the loss of any  premium paid by the Fund as well as the loss of any expected benefit of the transaction.

     The Fund's ability to establish and close out positions in  exchange-listed options  depends  on the  existence  of a liquid  market.  The Fund  intends  to purchase or write only those exchange-traded  options for which there appears to be a liquid  secondary  market.  However,  there can be no assurance that such a market will exist at any particular time.  Closing  transactions can be made for
OTC  options  only  by  negotiating  directly  with  the  counterparty,  or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options  only with  counterparties  that are  expected to be capable  of  entering  into  closing  transactions  with the  Fund,  there is no assurance  that the Fund  will in fact be able to close  out an OTC  option at a favorable  price  prior  to  expiration.  In  the  event  of  insolvency  of the counterparty,  the Fund might be unable to close out an OTC option  position  at any time prior to its expiration.

     If the Fund is unable to effect a closing  transaction for an option it had purchased,  it would have to  exercise  the option to realize  any  profit.  The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the  investment  used as a cover for the written option until the option expires or is exercised.

                                       14

     The Fund may  engage in  options  transactions  on indices in much the same manner as the options on securities  discussed above,  except that index options may serve as a hedge against overall  fluctuations in the securities  markets in general.

     The writing and purchasing of options is a highly specialized activity that involves  investment  techniques and risks different from those  associated with ordinary portfolio securities  transactions.  Imperfect  correlation between the options and securities  markets may detract from the  effectiveness of attempted hedging.

     Transactions  using OTC options (other than purchased  options)  expose the
Fund to counterparty  risk. To the extent  required by SEC guidelines,  the Fund will  not  enter  into  any  such  transactions  unless  it owns  either  (1) an offsetting ("covered") position in securities,  other options, or futures or (2)
cash and liquid  obligations with a value sufficient at all times to cover their potential  obligations  to the extent not covered as provided in (1) above.  The
Fund will also set aside cash and/or  appropriate  liquid assets in a segregated custodial account if required to do so by the SEC and CFTC  regulations.  Assets used as cover or held in a segregated  account cannot be sold while the position in the  corresponding  option  or  futures  contract  is open,  unless  they are replaced with similar assets. As a result,  the commitment of a large portion of the Fund's  assets to  segregated  accounts  as a cover could  impede  portfolio management's or the Fund's ability to meet redemption  requests or other current obligations.

     An interest  rate option is an  agreement  with a  counterparty  giving the buyer the right but not the  obligation  to buy or sell one of an interest  rate hedging  vehicle  (such as a treasury  future or interest rate swap) at a future date at a  predetermined  price.  The  option  buyer  would pay a premium at the inception  of the  agreement.  An  interest  rate option can be used to actively manage the Fund's  interest rate risk with respect to either an individual  bond or an overlay of the entire portfolio.

     Spread  Transactions.  The Fund may purchase  covered  spread  options from
securities   dealers.   Such   covered   spread   options   are  not   presently
exchange-listed  or  exchange-traded.  The purchase of a spread option gives the
Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own,  but  which is used as a  benchmark.  The  risk to the  Fund in  purchasing covered spread options is the cost of the premium paid for the spread option and any  transaction  costs.  In  addition,  there  is  no  assurance  that  closing transactions  will be available.  The purchase of spread options will be used to protect the Fund against  adverse  changes in prevailing  credit quality spreads
(i.e., the yield spread between high quality and lower quality securities). Such protection is only provided during the life of the spread option.

     Futures  Contracts.  The Fund may enter into futures  contracts,  including interest  rate,  index,  and  currency  futures,  and  purchase and write (sell)
related options.  The purchase of futures or call options thereon can serve as a long hedge,  and the sale of futures or the purchase of put options  thereon can serve as a short hedge.  Writing  covered call options on futures  contracts can serve as a limited  short  hedge,  and  writing  covered  put options on futures contracts  can serve as a limited long hedge,  using a strategy  similar to that used for writing covered  options in securities.  The Fund's hedging may include purchases  of futures as an offset  against the effect of expected  increases in securities  prices or currency  exchange rates and sales of futures as an offset against  the  effect of  expected  declines  in  securities  prices or  currency exchange rates. The Fund may write put options on futures contracts while at the same time  purchasing  call  options on the same  futures  contracts in order to create  synthetically a long futures contract position.  Such options would have the same  strike  prices  and  expiration  dates.  The Fund will  engage in this strategy only when the Fund's adviser  believes it is more  advantageous  to the
Fund than purchasing the futures contract.

     To the extent required by regulatory authorities,  the Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade  approved  by the  CFTC  and are  standardized  as to  maturity  date  and underlying  financial  instrument.  These  transactions  may be entered into for
"bona  fide  hedging"   purposes  as  defined  in  CFTC  regulations  and  other
permissible  purposes including increasing return and hedging against changes in the value of portfolio  securities due to anticipated changes in interest rates, currency values and/or market conditions.

     The Fund will not enter into  futures  contracts  and  related  options for other than "bona fide hedging"  purposes for which the aggregate  initial margin and premiums  required to establish  positions exceed 5% of the Fund's net asset value after taking into account  unrealized profits and unrealized losses on any such contracts it has

                                       15

entered into.  There is no overall limit on the  percentage of the Fund's assets that may be at risk with  respect to  futures  activities.  Although  techniques other than sales and purchases of futures  contracts could be used to reduce the
Fund's exposure to market, currency, or interest rate fluctuations, the Fund may be able to hedge its  exposure  more  effectively  and  perhaps  at a lower cost through using futures contracts.

     A futures  contract  provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures  contract is an agreement  pursuant to which the parties agree  to take or make  delivery  of an  amount  of cash  equal  to a  specified multiplier  times the difference  between the value of the index at the close of the last trading day of the  contract  and the price at which the index  futures contract was originally written.  Transactions costs are incurred when a futures contract is bought or sold and margin  deposits  must be  maintained.  A futures contract may be  satisfied  by delivery or purchase,  as the case may be, of the instrument or the currency, or by payment of the change in the cash value of the index.  More  commonly,  futures  contracts  are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index  might be a  function  of the value of  certain  specified securities,  no physical delivery of those securities is made. If the offsetting purchase  price is less than the original sale price,  the Fund realizes a gain;
if it is more, a Fund realizes a loss. Conversely,  if the offsetting sale price is more than the original  purchase  price,  the Fund  realizes a gain; if it is less, the Fund realizes a loss. The  transaction  costs must also be included in these calculations.  There can be no assurance,  however,  that the Fund will be able to enter  into an  offsetting  transaction  with  respect  to a  particular futures  contract at a particular time. If the Fund is not able to enter into an offsetting  transaction,  the Fund will  continue to be required to maintain the margin deposits on the futures contract.

     No  price  is paid by the  Fund  upon  entering  into a  futures  contract.
Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated  account with its  custodian,  in the name of the futures broker through whom the transaction was effected,  "initial margin" consisting of cash,
U.S. government  securities or other liquid obligations,  in an amount generally equal to 10% or less of the contract  value.  Margin must also be deposited when writing  a call  or  put  option  on a  futures  contract,  in  accordance  with applicable  exchange rules.  Unlike margin in securities  transactions,  initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith  deposit that is returned to the Fund at the termination of the transaction if all contractual  obligations  have been satisfied. Under certain circumstances,  such as periods of high volatility, the
Fund may be required by an exchange to increase the level of its initial  margin payment,  and initial margin  requirements  might be increased  generally in the future by regulatory action.

     Subsequent  "variation  margin"  payments  are made to and from the futures broker daily as the value of the futures  position  varies,  a process  known as
"marking to market."  Variation  margin does not involve  borrowing,  but rather represents a daily  settlement  of the Fund's  obligations  to or from a futures broker.  When the Fund  purchases  an option on a future,  the premium paid plus transaction  costs is all that is at risk. In contrast,  when the Fund purchases or sells a  futures  contract  or  writes a call or put  option  thereon,  it is subject to daily  variation  margin calls that could be substantial in the event of adverse  price  movements.  If the Fund has  insufficient  cash to meet daily variation margin  requirements,  it might need to sell securities at a time when such sales are disadvantageous.  Purchasers and sellers of futures positions and options on futures can enter into offsetting closing  transactions by selling or purchasing,  respectively,  an instrument  identical to the  instrument  held or written.  Positions  in futures  and options on futures may be closed only on an exchange or board of trade on which they were  entered into (or through a linked exchange).  Although the Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be an active  market,  there can be no assurance that such a market will exist for a particular contract at a particular time.

     Under certain  circumstances,  futures exchanges may establish daily limits on the  amount  that the price of a future or option on a futures  contract  can vary from the previous day's settlement  price;  once that limit is reached,  no trades may be made that day at a price  beyond the limit.  Daily price limits do not limit  potential  losses  because  prices  could move to the daily limit for
several  consecutive  days  with  little  or  no  trading,   thereby  preventing
liquidation of unfavorable positions.

     If the Fund were  unable to  liquidate  a futures  contract  or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses,  because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased

                                       16

options,  the Fund would continue to be required to make daily variation  margin payments  and might be required to maintain  the  position  being  hedged by the future or option or to maintain cash or securities in a segregated account.

     Certain  characteristics of the futures market might increase the risk that movements  in the prices of futures  contracts  or options on futures  contracts might not correlate  perfectly with  movements in the prices of the  investments being  hedged.  For  example,  all  participants  in the  futures and options on futures  contracts markets are subject to daily variation margin calls and might be  compelled  to liquidate  futures or options on futures  contracts  positions whose prices are moving  unfavorably  to avoid being  subject to further  calls.
These  liquidations  could  increase  price  volatility of the  instruments  and distort  the normal  price  relationship  between the futures or options and the investments being hedged.  Also, because initial margin deposit  requirements in the futures markets are less onerous than margin  requirements in the securities markets,  there might be increased  participation  by  speculators in the future markets.  This participation  also might cause temporary price  distortions.  In addition, activities of large traders in both the futures and securities markets involving  arbitrage,  "program  trading" and other investment  strategies might result in temporary price distortions.

     Swap Agreements.  The Fund may enter into interest rate,  securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with the Fund's investment objective, such as for the purpose of attempting to obtain or preserve a particular  desired  return or spread at a lower cost to the Fund than if the Fund had invested  directly in an  instrument that yielded that desired  return or spread.  The Fund also may enter into swaps in order to  protect  against  an  increase  in the price  of,  or the  currency exchange rate applicable to, securities that the Fund anticipates  purchasing at a later date. Swap agreements are two-party  contracts entered into primarily by institutional  investors  for periods  ranging  from one or more days to several years.  In a standard  "swap"  transaction,  two parties  agree to exchange  the returns (or  differentials  in rates of return) earned or realized on particular predetermined  investments or instruments.  The gross returns to be exchanged or
"swapped"  between  the  parties  are  calculated  with  respect to a  "notional amount," (i.e., the return on or increase in value of a particular dollar amount invested at a particular  interest rate, in a particular foreign currency) or in a "basket" of securities  representing a particular  index.  Swap agreements may include  interest  rate caps,  under which,  in return for a premium,  one party agrees to make payments to the other to the extent that interest  rates exceed a specified  rate,  or "cap";  interest  rate floors under which,  in return for a premium,  one party  agrees to make  payments  to the other to the  extent  that interest  rates fall below a specified  level,  or "floor";  and  interest  rate collars,  under which a party sells a cap and purchases a floor,  or vice versa, in an attempt to protect itself against interest rate movements  exceeding given minimum or maximum levels. "Total return swaps" are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified  period,  in return for payments  equal to a fixed or floating rate of interest or the total return from another underlying asset.

     The  "notional  amount" of the swap  agreement is the agreed upon basis for calculating the obligations  that the parties to a swap agreement have agreed to exchange.  Under most swap agreements  entered into by the Fund, the obligations of the parties  would be exchanged on a "net  basis."  Consequently,  the Fund's obligation  (or rights) under a swap  agreement  will generally be equal only to the net amount to be paid or received under the agreement  based on the relative values of the positions  held by each party to the agreement (the "net amount").
The Fund's  obligation  under a swap  agreement  will be accrued  daily  (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty  will be covered by the maintenance of a segregated  account consisting of cash or liquid assets.

     Whether the Fund's use of swap  agreements will be successful in furthering its investment  objective will depend,  in part, on the Fund's adviser's ability to predict  correctly whether certain types of investments are likely to produce greater returns than other investments.  Swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received  under a swap  agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is largely unregulated.

     The Fund will  enter  swap  agreements  only with  counterparties  that the
Fund's  adviser  reasonably  believes are capable of  performing  under the swap agreements. If there is a default by the other party to such a transaction,  the
Fund will have to rely on its  contractual  remedies  (which  may be  limited by bankruptcy,  insolvency or similar laws) pursuant to the  agreements  related to the transaction.

                                       17

     Structured  Products.  The Fund may use  structured  products  to hedge its portfolio.  Structured products generally are individually negotiated agreements and  may  be  traded  over-the-counter.  They  are  organized  and  operated  to restructure  the investment  characteristics  of the underlying  security.  This restructuring  involves  the deposit  with or  purchase by an entity,  such as a corporation or trust, of specified  instruments  (such as commercial bank loans)
and  the  issuance  by  that  entity  of  one  or  more  classes  of  securities
("structured   securities")  backed  by,  or  representing   interests  in,  the
underlying  instruments.  The cash  flow on the  underlying  instruments  may be apportioned  among the newly issued  structured  securities to create securities with different investment characteristics,  such as varying maturities,  payment priorities  and interest rate  provisions,  and the extent of such payments made with  respect to  structured  securities  is dependent on the extent of the cash flow on the underlying instruments.

     With  respect  to  structured  products,   because  structured   securities
typically  involve no credit  enhancement,  their credit risk  generally will be equivalent  to that of the  underlying  instruments.  Investments  in structured
securities   are   generally  of  a  class  that  is  either   subordinated   or
unsubordinated to the right of payment of another class. Subordinated structured
securities   typically  have  higher  yields  and  present  greater  risks  than unsubordinated  structured securities.  Structured securities are typically sold in private  placement  transactions,  and there is currently  no active  trading market for these securities.

     Hybrid  Instruments.  Hybrid  instruments  combine  elements of  derivative contracts with those of another  security  (typically a fixed-income  security).
All or a portion of the  interest or principal  payable on a hybrid  security is determined  by  reference to changes in the price of an  underlying  asset or by reference to another benchmark (such as interest rates,  currency exchange rates or  indices).  Hybrid  instruments  also  include  convertible  securities  with conversion terms related to an underlying asset or benchmark.

     The risks of investing in hybrid  instruments  reflect a combination of the risks of investing in securities,  options,  futures and currencies,  and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail  significant  risks in  addition  to those  associated  with  traditional fixed-income or convertible securities.  Hybrid instruments are also potentially
more   volatile  and  carry  greater   interest  rate  risks  than   traditional
instruments.  Moreover,  depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

     Credit  Linked  Notes.  A credit  linked  note  ("CLN") is a type of hybrid instrument in which a special purpose entity issues a structured note (the "Note
Issuer")  that is intended  to  replicate  a  corporate  bond or a portfolio  of corporate bonds. The purchaser of the CLN (the "Note  Purchaser")  invests a par amount and receives a payment  during the term of the CLN that equals a fixed or floating  rate of interest  equivalent  to a high rated  funded asset (such as a bank  certificate of deposit) plus an additional  premium that relates to taking on the credit risk of an identified bond (the "Reference  Bond").  Upon maturity of the CLN, the Note Purchaser will receive a payment equal to: (i) the original par amount paid to the Note Issuer,  if there is neither a  designated  event of default  (an  "Event of  Default")  with  respect  to the  Reference  Bond nor a restructuring of the issuer of the Reference Bond (a "Restructuring  Event"); or
(ii) the value of the Reference  Bond if an Event of Default or a  Restructuring
Event has  occurred.  Depending  upon the terms of the CLN, it is also  possible that the  Note  Purchaser  may be  required  to take  physical  delivery  of the
Reference Bond if an Event of Default or a Restructuring Event occurs.

     Foreign  Currency-Related  Derivative Strategies - Special  Considerations.
The Fund  may use  options  and  futures  and  options  on  futures  on  foreign currencies  and forward  currency  contracts to hedge  against  movements in the values of the foreign currencies in which the Fund's securities are denominated.
The Fund may  engage  in  currency  exchange  transactions  to  protect  against uncertainty  in the  level of  future  exchange  rates  and may also  engage  in currency  transactions to increase income and total return. Such currency hedges can protect  against  price  movements in a security the Fund owns or intends to acquire that are  attributable  to changes in the value of the currency in which it is denominated.  Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

     The Fund might seek to hedge  against  changes in the value of a particular currency  when no hedging  instruments  on that  currency are  available or such hedging  instruments are more expensive than certain other hedging  instruments.
In such cases,  the Fund may hedge against  price  movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which the

                                       18

Fund's adviser  believes will have a high degree of positive  correlation to the value of the currency being hedged.  The risk that movements in the price of the hedging  instrument will not correlate  perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

     The value of derivative  instruments on foreign  currencies  depends on the value of the underlying  currency  relative to the U.S. dollar.  Because foreign
currency   transactions   occurring  in  the  interbank   market  might  involve
substantially  larger  amounts  than those  involved in the use of such  hedging instruments,  the Fund could be  disadvantaged  by having to deal in the odd lot market  (generally  consisting of  transactions of less than $1 million) for the underlying  foreign  currencies at prices that are less favorable than for round lots.

     There is no  systematic  reporting  of last sale  information  for  foreign currencies or any  regulatory  requirement  that  quotations  available  through dealers or other market sources be firm or revised on a timely basis.  Quotation information  generally  is  representative  of very  large  transactions  in the interbank  market and thus might not reflect  odd-lot  transactions  where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock  market.  To the extent the U.S.  options or futures markets are closed while the markets for the underlying currencies remain open,  significant price and rate movements might take place in the underlying  markets that cannot be reflected in the markets for the derivative instruments until they reopen.

     Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying  foreign currency  in  accordance  with any U.S.  or foreign  regulations  regarding  the maintenance  of foreign  banking  arrangements  by U.S.  residents  and might be required  to pay any  fees,  taxes and  charges  associated  with such  delivery assessed in the issuing country.

     Permissible  foreign currency options will include options traded primarily in the OTC market.  Although options on foreign  currencies are traded primarily in the OTC  market,  the Fund will  normally  purchase  OTC  options  on foreign currency only when the Fund's adviser  believes a liquid  secondary  market will exist for a particular option at any specific time.

FORWARD CURRENCY CONTRACTS

     A forward  currency  contract  involves an obligation to purchase or sell a specific  currency at a future date,  which may be any fixed number of days from the date of the contract agreed upon by the parties,  at a price set at the time of the  contract.  These  contracts  are entered  into in the  interbank  market conducted directly between currency traders (usually large commercial banks) and their customers.

     At or before the maturity of a forward currency contract, a Fund may either sell a  portfolio  security  and make  delivery of the  currency,  or retain the security and fully or partially offset its contractual obligation to deliver the currency by  purchasing  a second  contract.  If a Fund  retains  the  portfolio security  and engages in an  offsetting  transaction,  the Fund,  at the time of execution  of the  offsetting  transaction,  will  incur a gain or a loss to the extent that movement has occurred in forward currency contract prices.

     The precise matching of forward currency  contract amounts and the value of the securities involved generally will not be possible because the value of such securities,  measured in the  foreign  currency,  will change  after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell  foreign  currencies  in the spot (cash)  market to the extent such foreign currencies  are not covered by forward  currency  contracts.  The  projection of short-term currency market movements is extremely difficult,  and the successful execution of a short term hedging strategy is highly uncertain.

     Currency Hedging. While the values of forward currency contracts,  currency options,  currency  futures and options on futures may be expected to  correlate with  exchange  rates,  they will not reflect  other factors that may affect the value of a Fund's investments.  A currency hedge, for example,  should protect a
Yen-denominated  bond  against a decline in the Yen, but will not protect a Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a Fund's  investments  denominated  in foreign  currency will change in response to many factors other than exchange  rates, a currency hedge may not be entirely  successful in mitigating  changes in the value of a Fund's investments denominated in that currency over time.

                                       19

     A  decline  in the  dollar  value of a foreign  currency  in which a Fund's securities are denominated will reduce the dollar value of the securities,  even if their value in the foreign  currency  remains  constant.  The use of currency hedges  does  not  eliminate  fluctuations  in  the  underlying  prices  of  the securities, but it does establish a rate of exchange that can be achieved in the future.  In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency.  If the value of the currency does decline,  the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset,  in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which  securities  to be acquired are  denominated is projected,  thereby  potentially  increasing the cost of the securities,  a Fund may purchase call options on the  particular  currency.  The purchase of these options could offset,  at least partially,  the effects of the adverse movements in exchange rates.  Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency,  at the same time, they also limit any potential gain that might result should the value of the currency increase.

     A Fund may enter into foreign currency  exchange  transactions to hedge its currency exposure in specific  transactions or portfolio positions.  Transaction hedging is the  purchase or sale of forward  currency  with  respect to specific receivables  or payables of a Fund  generally  accruing in  connection  with the purchase or sale of its portfolio  securities.  Position  hedging is the sale of forward currency with respect to portfolio  security  positions.  A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.

FLOATING AND VARIABLE RATE INSTRUMENTS

     Floating or variable rate  obligations  bear interest at rates that are not fixed, but vary with changes in specified  market rates or indices,  such as the prime rate,  or at  specified  intervals.  The  interest  rate on  floating-rate securities  varies with  changes in the  underlying  index (such as the Treasury bill rate),  while the interest rate on variable or adjustable  rate  securities changes at preset times based upon an underlying index.  Certain of the floating or  variable  rate  obligations  that may be  purchased  by the Fund may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

     Some of the demand instruments purchased by the Fund may not be traded in a secondary  market and derive  their  liquidity  solely  from the  ability of the holder to demand  repayment  from the  issuer or third  party  providing  credit support.  If a demand instrument is not traded in a secondary  market,  the Fund will nonetheless  treat the instrument as "readily  marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument  will be  characterized  as "not readily  marketable"  and  therefore illiquid.

     Such  obligations  include  variable rate master  demand  notes,  which are unsecured instruments issued pursuant to an agreement between the issuer and the holder  that  permit the  indebtedness  thereunder  to vary and to  provide  for periodic  adjustments in the interest rate. The Fund will limit its purchases of floating and  variable  rate  obligations  to those of the same quality as it is otherwise  allowed to  purchase.  The Fund's  adviser will monitor on an ongoing basis the  ability  of an issuer of a demand  instrument  to pay  principal  and interest on demand.

     The Fund's right to obtain payment at par on a demand  instrument  could be affected by events occurring  between the date the Fund elects to demand payment and the date  payment is due that may  affect  the  ability of the issuer of the instrument  or third party  providing  credit  support to make payment when due, except when such demand  instruments  permit same day settlement.  To facilitate settlement,  these same day demand instruments may be held in book entry form at a bank other  than the Fund's  custodian  subject  to a  subcustodian  agreement approved by the Fund between that bank and the Fund's custodian.

SECURITIES OF INVESTMENT COMPANIES

     As  permitted  by the 1940 Act,  the Fund may invest up to 10% of its total assets,  calculated  at the  time of  investment,  in the  securities  of  other open-end or closed-end investment companies. No more than 5% of the Fund's total assets may be invested in the securities of any one  investment  company nor may it  acquire  more  than 3% of the  voting  securities  of any  other  investment company. The Fund indirectly will bear its proportionate share of any

                                       20

management fees paid by an investment company in which it invests in addition to the advisory fee paid by the Fund.  Some of the  countries in which the Fund may invest may not permit direct  investment by outside  investors.  Investments  in such  countries may only be permitted  through  foreign  government-approved  or government-authorized  investment  vehicles,  which may include other investment companies.

BANK OBLIGATIONS

     Bank obligations that may be purchased by the Fund include  certificates of deposit,  banker's acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either  interest-bearing or purchased on a discount basis. A banker's acceptance is a short-term draft drawn on a commercial bank by a borrower,  usually in connection with an international commercial transaction.
The  borrower  is  liable  for  payment  as is the bank,  which  unconditionally guarantees to pay the draft at its face amount on the maturity date.  Fixed time deposits are  obligations  of branches of U.S.  banks or foreign banks which are payable at a stated  maturity  date and bear a fixed rate of interest.  Although fixed time deposits do not have a market, there are no contractual  restrictions on the right to transfer a beneficial interest in the deposit to a third party.

     Bank  obligations  may be general  obligations of the parent bank or may be limited to the issuing  branch by the terms of the  specific  obligations  or by government  regulation.  Bank  obligations  may  be  issued  by  domestic  banks
(including  their  branches  located  outside the United  States),  domestic and foreign branches of foreign banks and savings and loan associations.

     Eurodollar  and  Yankee   Obligations.   Eurodollar  bank  obligations  are
dollar-denominated  certificates of deposit and time deposits issued outside the
U.S.  capital  markets by foreign  branches of U.S.  banks and by foreign banks.
Yankee bank obligations are  dollar-denominated  obligations  issued in the U.S.
capital markets by foreign banks.

     Eurodollar and Yankee bank  obligations  are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk.
Additionally,  Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain  sovereign  risks.  One such risk is the  possibility  that a sovereign  country might prevent capital,  in the form of dollars,  from flowing across  their  borders.  Other risks  include:  adverse  political  and economic developments;  the extent and  quality of  government  regulation  of  financial markets and institutions;  the imposition of foreign  withholding taxes, and the expropriation  or  nationalization  of foreign issues.  However,  Eurodollar and
Yankee bank  obligations  held in the Fund will undergo the same credit analysis as domestic  issues in which the Fund  invests,  and will have at least the same financial strength as the domestic issuers approved for the Fund.

LOAN PARTICIPATIONS AND ASSIGNMENTS

     Loan Participations  typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive  payments of  principal,  interest  and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan
Participations,  the Fund generally will have no right to enforce  compliance by the borrower with the terms of the loan agreement  relating to the loan, nor any rights of set-off  against the borrower,  and the Fund may not benefit  directly from  any  collateral  supporting  the  loan  in  which  it  has  purchased  the
Participation.  As a result,  the Fund will  assume the credit  risk of both the borrower and the lender that is selling the  Participation.  In the event of the insolvency of the lender selling a  Participation,  the Fund may be treated as a general  creditor of the lender and may not benefit from any set-off between the lender and the borrower.  The Fund will acquire Loan  Participations only if the lender  interpositioned  between the Fund and the borrower is  determined by the applicable adviser to be creditworthy.  When the Fund purchases Assignments from lenders,  the Fund will acquire  direct rights against the borrower on the loan, except that under  certain  circumstances  such rights may be more  limited than those held by the assigning lender.

     The  Fund  may  have   difficulty   disposing  of   Assignments   and  Loan
Participations.  Because the market for such  instruments  is not highly liquid, the Fund  anticipates  that  such  instruments  could be sold  only to a limited number of institutional  investors. The lack of a highly liquid secondary market may have an  adverse  impact on the value of such  instruments  and will have an adverse impact on the

                                       21

Fund's ability to dispose of particular  Assignments or Loan  Participations  in
response  to  a  specific   economic  event,   such  as   deterioration  in  the
creditworthiness of the borrower.

     In valuing a Loan  Participation or Assignment held by the Fund for which a secondary  trading market  exists,  the Fund will rely upon prices or quotations provided  by banks,  dealers or  pricing  services.  To the  extent a  secondary trading market does not exist,  the Fund's Loan  Participations  and Assignments will be valued in accordance with  procedures  adopted by the Board of Trustees, taking into consideration,  among other factors: (i) the creditworthiness of the borrower under the loan and the lender;  (ii) the current interest rate;  period until next rate  reset and  maturity  of the loan;  (iii)  recent  prices in the market for similar loans;  and (iv) recent prices in the market for  instruments of similar quality, rate, period until next interest rate reset and maturity.

REVERSE REPURCHASE AGREEMENTS

     The  Fund  may  engage  in  reverse  repurchase  agreements  to  facilitate portfolio  liquidity,  a practice  common in the mutual  fund  industry,  or for arbitrage transactions  discussed below. In a reverse repurchase agreement,  the
Fund  would  sell a  security  and enter into an  agreement  to  repurchase  the security at a specified  future date and price.  The Fund generally  retains the right to  interest  and  principal  payments  on the  security.  Since  the Fund receives  cash upon  entering  into a reverse  repurchase  agreement,  it may be considered a borrowing  (see  "Borrowing").  When  required by guidelines of the
SEC, the Fund will segregate or earmark  permissible liquid assets to secure its obligations  to  repurchase  the  security.  At the time the Fund  enters into a reverse  repurchase  agreement,  it will  establish  and maintain  segregated or earmarked liquid assets with an approved  custodian having a value not less than the repurchase price (including accrued  interest).  The segregated or earmarked liquid  assets  will be  marked-to-market  daily and  additional  assets will be segregated or earmarked on any day in which the assets fall below the repurchase price (plus accrued  interest).  The Fund's  liquidity and ability to manage its assets  might be affected  when it sets aside cash or  portfolio  securities  to cover such commitments.  Reverse repurchase agreements involve the risk that the market value of the  securities  retained in lieu of sale may decline  below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities  under a reverse  repurchase  agreement  files for bankruptcy  or becomes  insolvent,  such buyer or its  trustee or  receiver  may receive  an  extension  of time to  determine  whether  to  enforce  the  Fund's obligation to repurchase the  securities,  and the Fund's use of the proceeds of the reverse  repurchase  agreement may  effectively  be restricted  pending such determination.  Reverse  repurchase  agreements  are considered to be borrowings under the 1940 Act.

     Reverse  repurchase  agreements  may be used as arbitrage  transactions  in which the Fund will  maintain an offsetting  position in  repurchase  agreements that mature on or before the settlement date on the related  reverse  repurchase agreements. Since the Fund will receive interest on the repurchase agreements in which it  invests  the  transaction  proceeds,  such  transactions  may  involve leverage.  However,  since such  repurchase  agreements will be high quality and will  mature  on or  before  the  settlement  date  of  the  reverse  repurchase agreement,  the Fund's adviser believes that such arbitrage  transactions do not present the risks to the Fund that are associated with other types of leverage.

TEMPORARY INVESTMENTS

     Generally the Fund will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, the Fund may invest  without limit in cash or money market cash  equivalents,  including:
(1) short-term U.S. government securities; (2) certificates of deposit, bankers'
acceptances,  and  interest-bearing  savings  deposits of commercial  banks; (3)
prime quality  commercial paper; (4) repurchase  agreements  covering any of the securities in which the Fund may invest directly;  and (5) subject to regulatory limits,  shares of other investment companies that invest in securities in which the Fund may  invest.  Should  this  occur,  the Fund will not be  pursuing  its investment objective and may miss potential market upswings.

INVESTMENT RESTRICTIONS

     The following are fundamental  investment  restrictions  for the Fund which cannot be changed without the vote of the majority of the outstanding  shares of the Fund for  which a  change  is  proposed.  The  vote of the  majority  of the outstanding  securities  means  the  vote  of (1)  67%  or  more  of the  voting securities present at such meeting, if

                                       22

the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (2) a majority of the outstanding securities,  whichever is less.

The Fund:

o    May not  purchase  securities  of any one  issuer,  other than  obligations
     issued  or   guaranteed   by  the  U.S.   Government,   its   agencies   or
     instrumentalities, if, immediately after such purchase, more than 5% of the
     Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding  voting  securities of the issuer,  except that 25% or less of the Fund's total assets may be invested  without regard to such limitations  There is no limit to the percentage of assets that may be invested in U.S. Treasury bills,  notes, or other obligations  issued or guaranteed by the U.S. government, its agencies or instrumentalities.

o    May not lend any  security or make any other loan except that the Fund may, in  accordance  with  its  investment  objective  and  policies,  (i)  lend portfolio securities;  (ii) purchase and hold debt securities or other debt
     instruments,   including  but  not  limited  to  loan   participations  and
     subparticipations, assignments, and structured securities; (iii) make loans
     secured  by  mortgages  on  real  property;   (iv)  enter  into  repurchase
     agreements;  and (v) make time deposits  with  financial  institutions  and invest in instruments issued by financial institutions,  and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

o    May not purchase or sell real estate,  except that the Fund may (i) acquire real estate  through  ownership of securities or  instruments  and sell any real estate acquired thereby,  (ii) purchase or sell instruments secured by real  estate  (including  interests  therein),  and (iii)  purchase or sell securities  issued by entities or  investment  vehicles that own or deal in real estate (including interests therein).

o    May not borrow money or issue senior  securities,  except that the Fund may sell securities  short,  enter into reverse  repurchase  agreements and may otherwise  borrow  money and issue senior  securities  as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

o    May not purchase or sell  commodities or commodities  contracts,  except to the extent disclosed in the current Prospectus or SAI of the Fund.

o    May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the
     Securities  Act in  connection  with the  purchase  and  sale of  portfolio securities.

o    May not purchase the securities of any issuer if, as a result,  25% or more
     (taken at current  value) of the Fund's  total  assets would be invested in the  securities of issuers,  the  principal  activities of which are in the same industry; provided, that in replicating the weightings of a particular industry  in its target  index,  the Fund may  invest  more than 25% of its total assets in securities  of issuers in that  industry.  This  limitation does not apply to securities issued by the U.S.  government or its agencies or  instrumentalities  and obligations issued by state, county or municipal governments.  The following  industries are considered  separate industries
     for  purposes  of  this  investment  restriction:   electric,  natural  gas
     distribution,  natural gas  pipeline,  combined  electric  and natural gas, telephone utilities,  captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer finance and other finance.

     The following are the NON-FUNDAMENTAL operating policies of the Fund, which
MAY BE  CHANGED  by the  Board of  Trustees  of the  Trust  WITHOUT  SHAREHOLDER
APPROVAL:

The Fund may not:

o    Purchase  securities on margin,  except that the Fund may use margin to the extent  necessary to engage in short sales of securities and to obtain such short-term credits as are necessary for the clearance of

                                       23

     transactions; and provided that margin deposits in connection with options, futures  contracts,  options  on futures  contracts,  and  transactions  in currencies or other derivative  instruments shall not constitute purchasing securities on margin.

o    Purchase or otherwise  acquire any security if, as a result,  more than 15%
     of its net assets would be invested in securities that are illiquid.

     If any percentage  restriction or requirement  described above is satisfied at the time of  investment,  a later  increase or  decrease  in such  percentage resulting  from a change in net asset value will not  constitute  a violation of such restriction or requirement.  However, should a change in net asset value or other  external  events  cause the Fund's  investments  in  illiquid  securities including  repurchase  agreements  with  maturities  in excess of seven days, to exceed  the  limit  set  forth  above  for the  Fund's  investment  in  illiquid securities,  the Fund will act to cause the aggregate  amount of such securities to come  within  such  limit as soon as is  reasonably  practicable.  In such an event,  however,  the Fund would not be  required  to  liquidate  any  portfolio securities where the Fund would suffer a loss on the sale of such securities.

     The  investment  objectives  of the  Fund  are not  fundamental  and may be changed by the Board of Trustees without shareholder approval.

INTERNAL REVENUE CODE RESTRICTIONS

     In  addition  to the  investment  restrictions  above,  the  Fund  must  be diversified  according to Internal Revenue Code requirements.  Specifically,  at each tax quarter end, the Fund's  holdings  must be  diversified  so that (1) at least 50% of the market value of its total assets is represented  by cash,  cash items (including receivables),  U.S. government securities,  securities of other
U.S. regulated investment  companies,  and other securities,  limited so that no one issuer has a value  greater  than 5% of the value of the Fund's total assets and that the Fund holds no more than 10% of the outstanding voting securities of such  issuer,  and (2) not more than 25% of the value of the Fund's total assets is invested in the securities (other than those of the U.S.  Government or other
U.S.  regulated  investment  companies)  of any  one  issuer,  or of two or more issuers which the Fund controls and which are engaged in the same,  similar,  or related  trades  or  businesses,  or the  securities  of one or  more  qualified publicly traded partnerships.

PORTFOLIO TURNOVER

     The  portfolio  turnover  rate for the Fund is  calculated  by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less.  High  portfolio  turnover  rates will  generally  result in  higher  brokerage  expenses,  and may  increase  the volatility  of the  Fund.  As of the  date of this  SAI,  the  Fund  has not yet commenced operation and thus no portfolio turnover rate information is provided.

DISCLOSURE OF PORTFOLIO HOLDINGS

     The Board of  Trustees  of the Trust has adopted  policies  and  procedures regarding  the  disclosure  of  portfolio  holdings  information  to protect the interests of Fund  shareholders and to address  potential  conflicts of interest that could arise between the interests of Fund shareholders and the interests of the Fund's investment  adviser,  principal  underwriter or affiliated persons of the Fund's  investment  adviser or principal  underwriter.  The Trust's  general policy with respect to the release of portfolio  holdings is to withhold release of information  regarding the securities  that comprise the Fund's  portfolio on any given date,  until at least 15 days after such date and, when  released,  to release such information  only as consistent with applicable legal  requirements and the fiduciary duties owed to shareholders. The policy and related procedures are applicable to the Fund's  investment  adviser.  The Fund applies this policy
uniformly     to     all     including      individual     and     institutional
investors,intermediaries, affiliated persons of the Fund, and to all third party
service  providers  and  rating  agencies  except  in  the  limited   exceptions
specifically set forth below. Subject to the limited exceptions described below, the Trust will not make available to anyone non-public  information with respect to its portfolio holdings,  until such time as the information is made available to all shareholders or the general public.

                                       24

     The policies and procedures are applicable to the Fund's investment adviser and any subadviser to the Fund. Pursuant to the policy, the Fund, its investment adviser and their agents are obligated to:

     o    Act in the best interest of Fund shareholders by protecting non-public and potentially material portfolio holdings information;
     o    Ensure  that  portfolio  holdings  information  is not  provided  to a favored group of clients or potential clients; and
     o    Adopt  such  safeguards  and  controls  around  the  release of client information  so that  no  client  or  group  of  clients  is  unfairly disadvantaged as a result of such release.

     Portfolio  holdings  information  that is not  publicly  available  will be released only pursuant to the exceptions described above. In most cases where an exception  applies,  the release of  portfolio  holdings is strictly  prohibited until the information is at least 10 business days old. Nevertheless,  the Chief
Investment Officer,  the Chief  Administrative  Officer or their duly authorized delegate may authorize, where circumstances dictate, the release of more current portfolio  holding  information.  The Fund currently  posts the top 10 portfolio
holdings   for   the   Fund   on   the   Trust's   public   Internet   site   at
www.gartmorefunds.com.  The top 10 portfolio  holdings are updated quarterly and are  available 10 business days after the end of each quarter end. The Fund also discloses its complete portfolio holdings information quarterly to the SEC using
Form N-Q  within 60 days of the end of the first and third  quarter  ends of the
Fund's  fiscal year and on Form N-CSR on the second and fourth  quarter  ends of the Fund's fiscal year.  Form N-Q is not required to be mailed to  shareholders, but is made public  through the SEC  electronic  filings.  Shareholders  receive either complete  portfolio  holdings  information or summaries of Fund portfolio holdings with their annual and semi-annual reports.

     Exceptions to the portfolio  holdings  release policy  described  above can only be authorized by the Chief  Investment  Officer,  the Chief  Administration
Officer or their duly authorized delegate and will be made only when:

     o    The Fund has a legitimate  business  purpose for  releasing  portfolio holdings  information in advance of release to all shareholders or the general public;
     o    The recipient of the information  provides written assurances that the non-public portfolio holdings information will remain confidential and that persons with access to the  information  will be prohibited  from trading based on the information; and
     o    The  release  of such  information  would not  otherwise  violate  the antifraud  provisions  of the  federal  securities  laws or the Fund's fiduciary duties.

     Under this policy,  the receipt of compensation by the Fund, the investment
adviser,  a  subadviser,   or  an  affiliate  as  consideration  for  disclosing
non-public portfolio holdings information is not be deemed a legitimate business purpose and is strictly forbidden.

     Eligible  third  parties  to whom  portfolio  holdings  information  may be released in connection with the Fund's legitimate business purpose for releasing such information in advance of general release include the following:

     o    Data consolidators (including ratings agencies),
     o    Fund rating/ranking services and other data providers, and
     o    Service providers to the Fund.

     If  portfolio  holdings  information  is  disclosed  to  third  parties  in violation of any provision of this policy,  the information  will be immediately filed  with the SEC,  or by another  method or  combination  of methods  that is reasonably  designed  to  effect  broad,  non-exclusionary  distribution  of the information to the public.

     The Fund's investment  adviser conducts periodic reviews of compliance with the policy and the Fund's Chief Compliance Officer provides annually a report to the Board of Trustees  regarding  the  operation  of the policy and any material changes  recommended  as a  result  of such  review.  The  investment  adviser's compliance  staff will also  annually  submit to the Board a list of  exceptions granted to the policy,  including  an  explanation  of the  legitimate  business purpose of the Fund that was served as a result of the exception.

                                       25

TRUSTEES AND OFFICERS OF THE TRUST

MANAGEMENT INFORMATION

TRUSTEES  WHO ARE NOT  INTERESTED  PERSONS  (AS  DEFINED IN THE 1940 ACT) OF THE
FUND

                    POSITION(S)                           NUMBER OF
                    HELD WITH                             PORTFOLIOS
                    THE TRUST      PRINCIPAL              IN FUND           OTHER
NAME, ADDRESS,      AND LENGTH     OCCUPATION(S)          COMPLEX           DIRECTORSHIPS
AND YEAR OF         OF TIME        DURING PAST FIVE       OVERSEEN BY       HELD
BIRTH               SERVED(1)      YEARS                  TRUSTEE           BY TRUSTEE (2)

Charles E.          Trustee        Mr. Allen is               97            None
Allen               since July     Chairman, Chief
                    2000           Executive Officer
c/o Gartmore                       and President of
Global                             Graimark Realty
Investments,                       Advisors, Inc.
Inc. 1200 River                    (real estate
Road, Suite                        development,
1000,                              investment and
Conshohocken,                      asset management).
PA 19428

1948

Paula H.J.          Trustee        Ms. Cholmondeley is        97            Director of
Cholmondeley        since July     an independent                           Dentsply
                    2000           strategy                                 International,
c/o Gartmore                       consultant.                              Inc., Ultralife
Global                             Ms. Cholmondeley                         Batteries, Inc.,
Investments,                       was Vice President                       Terex Corporation
Inc. 1200 River                    and General Manager                      Minerals
Road, Suite                        of Sappi Fine Paper                      Technologies Inc.
1000,                              North America from                       and Albany
Conshohocken,                      April 2000 through                       International
PA 19428                           December 2003.                           Corp.

1947

C. Brent DeVore     Trustee        Dr. DeVore is              97            None
(3)                 since 1990     President of
                                   Otterbein College.
c/o Gartmore
Global
Investments,
Inc. 1200 River
Road, Suite
1000,
Conshohocken,
PA 19428

1940

Phyllis Kay         Trustee        Beginning in               97            None
Dryden              since          February 2006 Ms.
                    December 2004  Dryden is employed
c/o Gartmore                       by Mitchell Madison
Global                             Group, a management
Investments,                       consulting company.
Inc. 1200 River                    Ms. Dryden was a
Road, Suite                        former Managing
1000,                              Partner of
Conshohocken,                      marchFIRST, a
PA 19428                           global management
                                   consulting firm
1947                               prior to February
                                   2002.

                                       26

Barbara L.          Trustee        Retired.                   97            None
Hennigar            since July
                    2000
c/o Gartmore
Global
Investments,
Inc. 1200 River
Road, Suite
1000,
Conshohocken,
PA 19428

1935

Barbara I.          Trustee        Ms. Jacobs has             97            None
Jacobs              since          served as Chairman
                    December 2004  of the Board of
c/o Gartmore                       Directors of KICAP
Global                             Network Fund, a
Investments,                       European (United
Inc. 1200 River                    Kingdom) hedge
Road, Suite                        fund, since
1000,                              December 2000.
Conshohocken,                      Prior to 2004, Ms.
PA 19428                           Jacobs was also a
                                   Managing Director
1950                               and European
                                   Portfolio Manager
                                   with Teachers
                                   Insurance and
                                   Annuity Association
                                   -- College
                                   Retirement Equities
                                   Fund.

Douglas F.          Trustee        Mr. Kridler has            97            None
Kridler             since          served as the
                    September      President and Chief
c/o Gartmore        1997           Executive Officer
Global                             of the Columbus
Investments,                       Foundation (a
Inc. 1200 River                    Columbus, OH-based
Road, Suite                        foundation which
1000,                              manages over 1,300
Conshohocken,                      individual
PA 19428                           endowment funds)
                                   since February
1955                               2002. Prior to
                                   January 31, 2002,
                                   Mr. Kridler was the
                                   President of the
                                   Columbus
                                   Association for the
                                   Performing Arts and
                                   Chairman of the
                                   Greater Columbus
                                   Convention and
                                   Visitors Bureau.

                                       27

Michael D.          Trustee        Retired. Mr.               97            None
McCarthy            since          McCarthy was
                    December 2004  Chairman of VMAC
c/o Gartmore                       (Commodity Swaps)
Global                             from October 2002
Investments,                       until June 2005;
Inc. 1200 River                    and a partner of
Road, Suite                        Pineville
1000,                              Properties LLC (a
Conshohocken,                      commercial real
PA 19428                           estate development
                                   firm).
1947

David C. Wetmore    Trustee        Retired.                   97            None
                    since 1995
c/o Gartmore        and
Global              Chairman
Investments,        since
Inc. 1200 River     February 2005
Road, Suite
1000,
Conshohocken,
PA 19428

1948

(1)  Length of time served includes time served with the Trust's predecessors.

(2)  Directorships held in (1) any other investment  companies  registered under the  1940  Act,  (2) any  company  with a class  of  securities  registered pursuant to Section 12 of the  Securities  Exchange Act of 1934, as amended
     (the  "Exchange  Act") or (3) any company  subject to the  requirements  of
     Section 15(d) of the Exchange Act.

(3)  Mr. DeVore has served as President of Otterbein  College  since 1984.  Mark
     Thresher,  President and Chief  Operating  Officer of Nationwide  Financial
     Services,  Inc.  ("NFS") has served as a member of the Board of Trustees of
     Otterbein  College  since  2000,  currently  serving  as  one  of 30 of its trustees,  and is currently one of two Vice  Chairmen of the Board.  NFS is under common control with each of the Gartmore  companies that serves as an investment  adviser or  principal  underwriter  to the Trust,  as each is a majority-owned subsidiary of Nationwide Corporation ("NC") and, through NC, of Nationwide  Mutual Insurance  Company (95.2%) and Nationwide Mutual Fire
     Insurance Company (4.8%).

TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) AND OFFICERS OF
THE FUND

                                       28

                    POSITION(S)                           NUMBER OF
                    HELD WITH                             PORTFOLIOS IN
                    TRUST AND      PRINCIPAL              FUND              OTHER
NAME, ADDRESS,      LENGTH         OCCUPATION(S)          COMPLEX           DIRECTORSHIPS
AND YEAR OF         OF TIME        DURING PAST FIVE       OVERSEEN BY       HELD
BIRTH               SERVED         YEARS                  TRUSTEE           BY TRUSTEE (2)

Paul J. Hondros     Trustee        Mr. Hondros has            97(4)         None
                    since July     been President and
Gartmore Global     2000           Chief Executive
Investments,                       Officer of various
Inc. 1200 River                    Gartmore entities,
Road, Suite                        including Gartmore
1000,                              Distribution
Conshohocken,                      Services, Inc.
PA 19428                           ("GDSI"),(3)
                                   Gartmore Investor
1948                               Services, Inc.
                                   ("GISI"),(3)
                                   Gartmore Morley
                                   Capital Management,
                                   Inc. ("GMCM"),(3)
                                   Gartmore Morley
                                   Financial Services,
                                   Inc. ("GMFS"),(3)
                                   NorthPointe
                                   Capital, LLC
                                   ("NorthPointe"),(3)
                                   Gartmore Global
                                   Asset Management
                                   Trust ("GGAMT")(3),
                                   Gartmore Global
                                   Investments, Inc.
                                   ("GGI")(3),
                                   Gartmore Mutual
                                   Fund Capital Trust
                                   ("GMFCT")(3) and
                                   Gartmore SA Capital
                                   Trust ("GSA")(3);
                                   and a Director of
                                   Nationwide
                                   Securities,
                                   Inc.(3), as well as
                                   several entities
                                   within Nationwide
                                   Financial Services,
                                   Inc.

Arden L. Shisler    Trustee        Retired; Mr.               97            Director of
                    since          Shisler is the                           Nationwide
c/o Gartmore        February 2000  former President                         Financial
Global                             and Chief Executive                      Services, Inc. (1)
Investments,                       Officer of KeB
Inc. 1200 River                    Transport, Inc., a
Road, Suite                        trucking firm (2000
1000,                              through 2002). He
Conshohocken,                      served as a
PA 19428                           consultant to KeB
                                   from January 2003
1941                               through December
                                   2004. Since 1992,
                                   Mr. Shisler has
                                   also been Chairman
                                   of the Board for
                                   Nationwide Mutual
                                   Insurance
                                   Company(3).

Gerald J.           Treasurer      Mr. Holland is             N/A           None
Holland             since March    Senior Vice
                    2001           President -
Gartmore Global                    Operations for
Investments,                       GGI,(3) GMFCT(3)
Inc. 1200 River                    and GSA (3).
Road, Suite
1000,
Conshohocken,
PA 19428

1951

                                       29

Michael A.          Chief                                     N/A           None
Krulikowski         Compliance
                    Officer
Gartmore Global     since June
Investments,        2004
Inc. 1200 River
Road, Suite
1000,
Conshohocken,
PA 19428

1959

Eric E. Miller      Secretary      Mr. Miller is              N/A           None
                    since          Senior Vice
Gartmore Global     December       President, Chief
Investments,        2002           Counsel for GGI,
Inc. 1200 River                    (3) GMFCT,(3) and
Road, Suite                        GSA(1). From August
1000,                              2000 to August
Conshohocken,                      2002, Mr. Miller
PA 19428                           was a Partner with
                                   Stradley Ronon
1953                               Stevens & Young,
                                   LLP.

(1)  Length of time served includes time served with predecessor of the Trust.

(2)  Directorships held in (1) any other investment company registered under the
     1940 Act, (2) any company with a class of securities registered pursuant to
     Section  12 of  the  Exchange  Act  or  (3)  any  company  subject  to  the requirements of Section 15(d) of the Exchange Act.

(3)  This position is held with an affiliated person or principal underwriter of the Trust.
(4)  Mr.  Hondros is also an  Administrative  Committee  Member for The Alphagen
     Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders  Long-Short Fund, LLC
     and The Leaders  Long-Short  Fund LDC,  four private  investment  companies
     (hedge funds) managed by Gartmore SA Capital Trust.

RESPONSIBILITIES OF THE BOARD OF TRUSTEES

                                       30

     The  business and affairs of the Trust are managed  under the  direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the  operation  of the Trust,  and  directs  the  officers  to perform the daily functions of the Trust.

BOARD OF TRUSTEE COMMITTEES

     The Board of Trustees has four standing  committees:  Audit,  Valuation and
Operations, Nominating and Fund Governance and Performance Committees.

     The  purposes  of the Audit  Committee  are to:  (a)  oversee  the  Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate,  the internal controls of certain of its service providers;
(b) oversee the quality and objectivity of the Trust's financial  statements and the  independent  audit thereof;  (c) ascertain the  independence of the Trust's independent  auditors;  (d) act as a liaison  between  the  Trust's  independent auditors and the Board;  (e) approve the  engagement of the Trust's  independent auditors  to (i)  render  audit and  non-audit  services  for the Trust and (ii)
render  non-audit  services for the Trust's  investment  advisers  (other than a subadviser  whose role is  primarily  portfolio  management  and is  overseen by another investment adviser) and certain other entities under common control with one of the Trust's investment  advisers if the engagement relates to the Trust's operations  and  financial  reporting;  (f) meet and consider the reports of the
Trust's independent  auditors;  (g) review and make recommendations to the Board regarding  the Code of  Ethics  of the  Trust  and that of all  Trust  advisers,
subadvisers,   and  principal  underwriters  and  annually  review  changes  to, violations of, and  certifications  with respect to such Code of Ethics; and (h)
oversee the Trust's written policies and procedures  adopted under Rule 38a-1 of the  1940  Act and  oversee  the  appointment  and  performance  of the  Trust's designated  Chief  Compliance  Officer.  The function of the Audit  Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors' responsibility to plan and carry out a proper  audit.  The  independent  auditors  are  ultimately accountable  to the Board and the Audit  Committee,  as  representatives  of the
Trust's  shareholders.  Each of the members  have a working  knowledge  of basic finance and accounting  matters and are not interested  persons of the Trust, as defined in the 1940 Act.  This  Committee  met six times  during the past fiscal
year  and  currently  consists  of  the  following  Trustees:   Mr.  Allen,  Ms.
Cholmondeley (Chairman), Ms. Jacobs and Mr. Wetmore.

     The purposes of the Valuation and  Operations  Committee are to (a) oversee the implementation and operation of the Trust's Valuation Procedures, applicable to all of the Trust's portfolio  securities;  (b) oversee the implementation and operation of the Trust's Rule 2a-7  Procedures,  applicable to the Trust's money market fund series;  (c) overseeing the Trust's portfolio  brokerage  practices;
and (d) overseeing  distribution  of the Trust's shares of beneficial  interest.
The  Valuation  and  Operations  Committee met five times during the past fiscal year and currently consists of the following  Trustees:  Mr. DeVore, Ms. Dryden,
Ms. Hennigar, Mr. Kridler (Chairman), and Mr. McCarthy.

     The Nominating and Fund Governance  Committee has the following  powers and responsibilities:  (1) selection  and  nomination of all persons for election or appointment  as Trustees of the Trust  (provided  that nominees for  independent
Trustee are  recommended  for  selection  and  approval by all of the  incumbent independent  Trustees  then serving on the Board);  (2)  periodic  review of the composition  of the Board to  determine  whether  it may be  appropriate  to add individuals  with specific  backgrounds,  diversity or skill sets;  (3) periodic review of Board  governance  procedures  (including  the Board's  effectiveness,
Trustee retirement, Trustee investment in the Funds and the process by which the
Trust's  principal  service  providers are  evaluated);  (4) review of completed
Trustee  and  Officer   Questionnaires   and  adjust  composition  of  Board  by
recommending the removal, replacement, or retirement of an incumbent Trustee and may  recommend the selection and  nomination of an  appropriate  candidate;  (5)
oversee the implementation of the Board's policies regarding  evaluations of the
Board and Trustee peer evaluations;  (6) review and make  recommendations to the
Board  regarding  the Proxy Voting  Guidelines,  Policies and  Procedures of all
Trust advisers and subadvisers;  (7) periodic review of Trustee compensation and
recommend  appropriate  changes  to  the  Independent   Trustees;   (8)  oversee
implementation  of the Trust's  Policy  Regarding the Service by Trustees on the
Boards of Directors of Public  Companies and  Unaffiliated  Fund Companies;  (9)
annual  review  and make  recommendations  to the Board  regarding  the  Board's
Statements of Policies  Regarding the Enhanced Fund Governance and Oversight By,
the  Enhanced  Independence  of, & the  Enhanced  Effectiveness  of the Board of
Trustees;  and (10) monitoring of the  performance of legal counsel  employed by the independent  Trustees,  supervision of counsel for the independent  Trustees and monitoring of the performance of legal counsel to the Trust,

                                       31

in consultation with the Trust's management.  The Nominating and Fund Governance
Committee  reports  to the full Board with  recommendations  of any  appropriate changes to the Board. This Committee met seven times during the past fiscal year and currently consists of the following  Trustees:  Mr. DeVore  (Chairman),  Ms.
Cholmondeley,  Ms. Dryden, Mr. Kridler, and Mr. Wetmore,  each of whom is not an interested person of the Trust, as defined in the 1940 Act.

     The  Nominating  and  Fund  Governance  Committee  has  adopted  procedures regarding its review of  recommendations  for trustee nominees,  including those recommendations  presented  by  shareholders.  When  considering  whether to add additional  or  substitute  Trustees to the Board of Trustees of the Trust,  the
Trustees shall take into account any proposals for candidates  that are properly submitted to the Trust's Secretary.  Shareholders wishing to present one or more candidates  for  Trustee  for  consideration  may do so by  submitting  a signed written  request to the Trust's  Secretary at attn:  Secretary,  Gartmore Mutual
Funds,  1200 River Road, Suite 1000,  Conshohocken,  Pennsylvania  19428,  which includes the following information:  (i) name and address of shareholder and, if applicable,  name of broker or record holder; (ii) number of shares owned; (iii)
name  of  Fund(s)  in  which  shares  are  owned;   (iv)  whether  the  proposed
candidate(s)  consent to being  identified  in any proxy  statement  utilized in
connecting  with  the  election  of  Trustees;   (v)  the  name  and  background
information  of the  proposed  candidates  and  (vi) a  representation  that the candidate or  candidates  are willing to provide  additional  information  about themselves, including assurances as to their independence.

     The functions of the Performance  Committee are: (1) in  consultation  with management of the Trust,  to review the kind,  scope and format of, and the time periods covered by, the investment performance data and related reports provided to the Board  and,  if the  Committee  determines  that  changes to such data or reports would be  appropriate  and  practicable,  the  Committee  will work with management of the Trust to implement any such changes;  (2) in consultation with management of the Trust,  to review the  investment  performance  benchmarks and peer groups used in reports  delivered to the Board for comparison of investment performance of the Funds and, if the Committee  determines  that changes to such benchmarks or peer groups would be  appropriate,  the  Committee  will work with management to implement any such change;  (3) in consultation with management of the Trust, to review such other matters that affect  performance,  including for example, fee structures,  expense ratios, as the Committee deems to be necessary and appropriate  and work with management to implement any recommended  changes;
(4) to review and monitor  the  performance  of the  Trust's  funds and the fund family,  as a whole,  in the manner and to the extent  directed  by the Board of
Trustees,  recognizing  that the ultimate  oversight of fund  performance  shall remain with the full Board of Trustees;  (5) to review and monitor the structure of, and the method used to determine, the compensation of each portfolio manager of the Trust's  funds with respect to  management  of the Trust's  funds and any other account  managed by the portfolio  manager;  and (6) to review and monitor material  conflicts  of  interest  that may  arise  from a  portfolio  manager's management of multiple accounts..  This Committee met four times during the past fiscal year and  currently  consists of the  following  Trustees:  Ms.  Hennigar
(Chairperson), Mr. Allen, Ms. Jacobs, Mr. McCarthy, and Mr. Shisler.

OWNERSHIP OF SHARES OF GARTMORE MUTUAL FUNDS AS OF DECEMBER 31, 2005

                                                      AGGREGATE DOLLAR RANGE OF
                                                      EQUITY SECURITIES AND/OR
                                                      SHARES IN ALL REGISTERED
                                                      INVESTMENT COMPANIES
                           DOLLAR RANGE OF EQUITY     OVERSEEN BY TRUSTEE IN
                         SECURITIES AND/OR SHARES IN  FAMILY OF INVESTMENT
     NAME OF TRUSTEE              THE FUND            COMPANIES

Charles E. Allen                    None              $10,001-$50,000
Paula H.J. Cholmondeley             None              $10,001-$50,000
C. Brent DeVore                     None              Over $100,000
Phyllis Kay Dryden                  None              $10,001-$50,000
Barbara L. Hennigar                 None              $10,001-$50,000
Barbara I. Jacobs                   None              $50,001-$100,000
Douglas F. Kridler                  None              $10,001-$50,000
Michael D. McCarthy                 None              None

                                       32

David C. Wetmore                    None              Over $100,000
Paul J. Hondros                     None              Over $100,000
Arden L. Shisler                    None              Over $100,000

OWNERSHIP IN THE TRUST'S INVESTMENT ADVISERS(1),  SUBADVISERS(2) OR DISTRIBUTOR3
AS OF DECEMBER 31, 2005

TRUSTEES  WHO ARE NOT  INTERESTED  PERSONS  (AS  DEFINED IN THE 1940 ACT) OF THE
FUNDS

                       NAME OF OWNERS
                       AND
                       RELATIONSHIPS     NAME OF    TITLE OF CLASS    VALUE OF      PERCENT
  NAME OF TRUSTEE      TO TRUSTEE        COMPANY    OF SECURITY       SECURITIES    OF CLASS

Charles E. Allen          N/A            N/A        N/A               None          N/A
Paula H.J.                N/A            N/A        N/A               None          N/A
Cholmondeley
C. Brent DeVore           N/A            N/A        N/A               None          N/A
Phyllis Kay Dryden        N/A            N/A        N/A               None          N/A
Barbara L. Hennigar       N/A            N/A        N/A               None          N/A
Barbara I. Jacobs         N/A            N/A        N/A               None          N/A
Douglas F. Kridler        N/A            N/A        N/A               None          N/A
Michael D. McCarthy       N/A            N/A        N/A               None          N/A
David C. Wetmore          N/A            N/A        N/A               None          N/A

(1)  Investment  advisers include  Gartmore Mutual Fund Capital Trust,  Gartmore
     Global Asset Management Trust and Gartmore Morley Capital Management, Inc.

(2)  Subadvisers  for  other  funds  not in this  SAI  include  Gartmore  Global
     Partners and NorthPointe Capital, LLC.

(3)  Gartmore  Distribution  Services,  Inc.,  or any  company,  other  than  an investment company, that controls the Fund's adviser or distributor.

COMPENSATION OF TRUSTEES

     The Trustees receive fees and reimbursement for expenses of attending board meetings  from the Trust.  Gartmore  Mutual Fund Capital  Trust,  the adviser to various  series of the Trust based upon a pro rata share for the funds for which it acts as investment  adviser,  reimburses the Trust for fees and expenses paid to Trustees who are interested  persons of the Trust and who are employees of an adviser or its  affiliates.  The  Compensation  Table below sets forth the total compensation paid to the Trustees of the Trust,  before  reimbursement,  for the fiscal year ended October 31, 2005. In addition,  the table sets forth the total compensation  to be paid to the  Trustees  from all the  Gartmore  Funds for the fiscal year ended October 31, 2005. Trust officers receive no compensation  from the Trust in their capacity as officers.

     The  Trust  does not  maintain  any  pension  or  retirement  plans for the
Officers or Trustees of the Trust.

                                           PENSION RETIREMENT
                       AGGREGATE           BENEFITS ACCRUED AS    ESTIMATED ANNUAL
                       COMPENSATION FROM   PART OF TRUST          BENEFITS UPON        TOTAL COMPENSATION
NAME OF TRUSTEE        THE TRUST           EXPENSES               RETIREMENT           FOR THE COMPLEX(1)

                                       33

Charles E. Allen         $ 49,750             $ 0                    $ 0                  $ 100,500
Paula H.J.                 58,333               0                      0                    117,667
Cholmondeley
C. Brent DeVore            50,500               0                      0                    101,000
Phyllis Kay Dryden         35,250               0                      0                     70,500
Barbara L. Hennigar        51,500               0                      0                    103,000
Paul J. Hondros(2)           NA                NA                     NA                      NA

Barbara I. Jacobs          36,000               0                      0                     73,000
Douglas F. Kridler         50,250               0                      0                    101,250
Michael D. McCarthy        33,500               0                      0                     67,750
Arden L. Shisler           40,750               0                      0                     81,875
David Wetmore              66,125               0                      0                    133,250

     (1) On October 31, 2005, the Fund Complex  included two trusts comprised of
     84 investment company funds or series.

     (2) Does not receive  compensation from the Trust for meeting attendance or serving as a Trustee.

CODE OF ETHICS

     Federal  law  requires  the  Trust,   each  of  its  investment   advisers,
subadvisers, and principal underwriter to adopt codes of ethics which govern the personal  securities  transactions of their respective  personnel.  Accordingly, each such entity has adopted a code of ethics pursuant to which their respective
personnel  may  invest  securities  for  their  personal   accounts   (including
securities that may be purchased or held by the Trust).

INVESTMENT ADVISORY AND OTHER SERVICES

TRUST EXPENSES

     The Trust pays the  compensation  of the Trustees who are not  employees of
Gartmore Global Investments,  Inc. ("GGI"), or its affiliates, and all expenses, including governmental fees, interest charges, taxes, and membership dues in the
Investment Company Institute  allocable to the Trust;  investment  advisory fees and any Rule 12b-1 fees;  fees under the Trust's Fund  Administration  Agreement which includes the expenses of calculating the Fund's net asset values; fees and expenses of independent  certified public  accountants,  legal counsel,  and any transfer agent, registrar,  and dividend disbursing agent of the Trust; expenses of  preparing,  printing,  and mailing  shareholders'  reports,  notices,  proxy statements,  and  reports to  governmental  offices  and  commissions;  expenses connected with the execution,  recording,  and settlement of portfolio  security transactions;  insurance  premiums;  fees and expenses of the  custodian for all services to the Trust;  expenses of calculating the net asset value of shares of the Trust;  expenses of  shareholders'  meetings;  and expenses  relating to the issuance,  registration,  and  qualification  of shares of the  Trust.  Gartmore
Mutual Fund Capital Trust ("GMF" or "Adviser") may, from time to time,  agree to voluntarily or  contractually  waive  advisory fees, and if necessary  reimburse expenses,  in  order to  limit  total  operating  expenses  for the Fund  and/or classes,  as described  below.  These expense  limitations  apply to the classes described;  if a  particular  class  is  not  referenced,  there  is no  expense limitation for that class.

INVESTMENT ADVISER

     Under an Investment Advisory Agreement with the Trust, GMF manages the Fund in accordance with the policies and procedures  established by the Trustees. GMF manages the day-to day investments of the Fund. GMF pays the compensation of the officers of the Trust employed by GMF and pays a pro rata portion of the

                                       34

compensation  and  expenses  of the  Trustees  who are  employed  by GGI and its affiliates. GMF also furnishes, at its own expense, all necessary administrative services,  office  space,  equipment,  and clerical  personnel for servicing the investments of the Trust and maintaining its investment advisory facilities, and executive and  supervisory  personnel for managing the investments and effecting the  portfolio  transactions  of the Trust.  In addition,  GMF pays,  out of its legitimate profits,  broker-dealers,  trust companies, transfer agents and other financial  institutions  in exchange for their  selling of shares of the Trust's series or for recordkeeping or other shareholder related services.

     The  Investment  Advisory  Agreement also  specifically  provides that GMF, including its directors,  officers,  and employees,  shall not be liable for any error of judgment, or mistake of law, any loss arising out of any investment, or any act or omission in the  execution and  management  of the Trust,  except for willful  misfeasance,  bad faith, or gross  negligence in the performance of its duties,  or by reason of reckless  disregard of its obligations and duties under the  Agreement.  The Agreement  continues in effect for an initial period of two years and thereafter shall continue  automatically for successive annual periods provided such  continuance  is  specifically  approved at least  annually by the
Trustees,  or by vote of a majority of the outstanding  voting securities of the
Trust, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement  terminates automatically  in the event of its  "assignment," as defined under the 1940 Act.
It may be terminated as to the Fund without penalty by vote of a majority of the outstanding  voting securities of the Fund, or by either party, on not less than
60 days written  notice.  The  Agreement  further  provides  that GMF may render similar services to others.

     GMF,  located at 1200 River Road,  Suite 1000,  Conshohocken,  Pennsylvania
19428,  is a wholly-owned  subsidiary of Gartmore  Global  Investments,  Inc., a holding  company  which is an indirect,  majority-owned  subsidiary  of Gartmore
Global Asset Management Trust ("GGAMT"),  also located at 1200 River Road, Suite
1000, Conshohocken,  Pennsylvania 19428. GGAMT, which is a registered investment adviser,  is a  wholly-owned  subsidiary of Nationwide  Corporation.  All of the common stock of Nationwide  Corporation is held by Nationwide  Mutual  Insurance
Company (95.2%) and Nationwide  Mutual Fire Insurance  Company  (4.8%),  each of which is a mutual company owned by its policyholders.

     For services provided under the Investment Advisory Agreement, GMF receives an annual fee of 1.25%  paid  monthly  based on average  daily net assets of the
Fund.

LIMITATION OF FUND EXPENSES

     In the interest of limiting the expenses of the Fund,  the Adviser may from time to time waive some or all of its investment advisory fee or reimburse other fees for the Fund.

     In  this  regard,  the  Adviser  has  entered  into an  expense  limitation agreement with the Trust on behalf of the Fund ("Expense Limitation Agreement").
Pursuant to the Expense Limitation  Agreement,  GMF has agreed to waive or limit its fees and to assume other expenses (except  generally for Rule 12b-1 fees and administrative  services  fees and other  expenses  listed  below) to the extent necessary to limit the total annual operating expenses of each class of the Fund as  described  below.  Please  note that the  waiver of such fees will cause the total return and yield of the Fund to be higher than they would  otherwise be in the absence of such a waiver.

     The Adviser may  request  and receive  reimbursement  from the Fund for the advisory  fees waived or limited and other  expenses  reimbursed  by the Adviser pursuant to the Expense Limitation  Agreements at a later date when the Fund has reached a  sufficient  asset  size to permit  reimbursement  to be made  without causing  the total  annual  operating  expense  ratio of the Fund to exceed  the limits set forth below. No  reimbursement  will be made by the Fund unless:  (i)
the Fund's assets exceed $100  million;  (ii) the total annual  expense ratio of the Class  making  such  reimbursement  is less than the limit set forth  below;
(iii) the payment of such  reimbursement is approved by the Board of Trustees on a quarterly  basis;  and (iv) the payment of such  reimbursement is made no more than three years from the fiscal year in which the  corresponding  reimbursement to the  Fund  was  made.  Except  as  provided  for in  the  Expense  Limitation
Agreement,  reimbursement of amounts previously waived or assumed by the Adviser is not permitted.

                                       35

     Until at least  February 28, 2008,  GMF has agreed  contractually  to waive advisory  fees and,  if  necessary,  reimburse  expenses in order to limit total annual  fund  operating  expenses  to 1.65% of all  share  classes  of the Fund, excluding any taxes, interest, brokerage commissions and other costs incurred in connection  with the  purchase  and  sale of  portfolio  securities,  short-sale dividend  expenses,  Rule 12b-1 fees,  fees paid pursuant to the  Administrative
Services Plan, and other  expenditures  which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses.

INVESTMENT ADVISORY FEES

     The Fund had not commenced  operations until the date of this SAI, and thus paid no investment advisory fees.

MULTI-MANAGER STRUCTURE

     The Adviser and the Trust have received from the SEC an exemptive order for a multi-manager structure which allows the Adviser to hire, replace or terminate subadvisers  without  the  approval of  shareholders;  the order also allows the
Adviser to revise a subadvisory  agreement without  shareholder  approval.  If a subadviser is hired,  the change will be communicated to shareholders  within 90 days of such  change,  and the change will be  approved by the Trust's  Board of
Trustees, including a majority of the Trustees who are not interested persons of the Trust or the  Adviser.  The order is intended to  facilitate  the  efficient operation of the Fund and afford the Trust increased management flexibility.

     The Adviser provides investment  management evaluation services to the Fund principally by performing  initial due diligence on prospective  subadvisers for the Fund and  thereafter  monitoring the  performance of the subadviser  through quantitative and qualitative analysis as well as periodic in-person,  telephonic and written  consultations  with the subadviser.  The Adviser has responsibility for communicating performance expectations and evaluations to the Subadviser and
ultimately   recommending   to  the  Trust's  Board  of  Trustees   whether  the
subadviser's  contract should be renewed,  modified or terminated;  however, the
Adviser  does not  expect to  recommend  frequent  changes of  subadvisers.  The
Adviser will regularly  provide written reports to the Trust's Board of Trustees regarding the results of their evaluation and monitoring functions. Although the
Adviser will monitor the performance of the  subadvisers,  there is no certainty that the  subadvisers  or the Fund will  obtain  favorable  results at any given time.

PORTFOLIO MANAGERS

     Appendix C contains  the  following  information  regarding  the  portfolio manager  identified  in the  Fund's  Prospectus:  (i) the  dollar  range  of the portfolio manager's investments in the Fund; (ii) a description of the portfolio manager's compensation structure; and (iii) information regarding other accounts managed by the portfolio manager and potential  conflicts of interest that might arise from the management of multiple accounts.

DISTRIBUTOR

     Gartmore Distribution Services, Inc. ("GDSI") serves as underwriter for the
Fund in the continuous  distribution  of its shares  pursuant to an Underwriting
Agreement dated as of February 28, 2005 (the "Underwriting  Agreement").  Unless
otherwise terminated, the Underwriting Agreement will continue from year to year thereafter for successive  annual periods,  if, such  continuance is approved at least annually by (i) the Trust's Board of Trustees or by the vote of a majority of the  outstanding  shares of that Fund, and (ii) the vote of a majority of the
Trustees  of the Trust who are not  parties  to the  Underwriting  Agreement  or interested persons (as defined in the 1940 Act) of any party to the Underwriting
Agreement,  cast in person at a meeting called for the purpose of voting on such approval.  The  Underwriting  Agreement  may be  terminated  in the event of any assignment,  as defined in the 1940 Act.  Until  September 30, 2002,  Nationwide
Securities,  Inc.  ("NSI")  served  as  the  Trust's  underwriter.   GDSI  is  a
wholly-owned  subsidiary of Gartmore Global Asset Management,  Inc. ("GGAMI"), a
Delaware  holding  company.  GGAMI is a  wholly-owned  subsidiary of Gartmore SA
Capital Trust,  which is an investment  adviser and is  wholly-owned by Gartmore
Global Investments,  Inc. ("GGI"), a Delaware holding company. GGI is a majority owned, indirect subsidiary of GGAMT.

                                       36

     The following  entities or people are  affiliates of the Trust and are also affiliates of GDSI:

     Gartmore Mutual Fund Capital Trust
     Gartmore Global Asset Management Trust
     Gartmore Global Partners*
     Gartmore SA Capital Trust
     Nationwide Life Insurance Company
     Nationwide Life and Annuity Insurance Company
     Nationwide Financial Services, Inc.
     Nationwide Corporation
     Nationwide Mutual Insurance Company
     Paul Hondros
     Gerald Holland
     Eric Miller

     *On May 25, 2006, Nationwide Mutual Insurance Company and Nationwide Mutual
     Fire Insurance Company entered into a definitive agreement to sell Gartmore
     Group Limited and certain of its  subsidiaries,  including  Gartmore Global
     Partners,  to an  unaffiliated  third party.  The sale is expected to close before the end of 2006.

     In its  capacity  as  Distributor,  GDSI  solicits  orders  for the sale of
Shares, advertises and pays the costs of distribution, advertising, office space and the personnel  involved in such  activities.  GDSI receives no  compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the sales  charge and 12b-1  fee,  if any,  imposed  upon sales of the Fund's shares.

DISTRIBUTION PLAN

     The Trust,  with respect to shares of the Fund,  has adopted a Distribution
Plan (the "Plan") under Rule 12b-1 of the 1940 Act. The Plan permits the Fund to compensate GDSI, as the Fund's principal  underwriter,  for expenses  associated with  the  distribution  of the  Fund's  Class A,  Class B,  Class C, or Class R
shares,  as applicable.  Although  actual  distribution  expenses may be more or less, the Fund, or the applicable  class, as indicated below, pay GDSI an annual fee under the Plan,  regardless  of  expenses,  in annual  amount  that will not exceed the following amounts:

AMOUNT

0.25% of the average daily net assets of the
Fund's Class A shares (distribution or
services fee).

1.00% of the average daily net assets of the
Fund's Class B shares (0.25% services fee).

1.00% of the average daily net assets of the
Fund's Class C shares (0.25% services fee).

0.50% of the average daily net assets of the
Fund's Class R shares (0.25% of which may be
either a distribution or services fee).

     As required by Rule 12b-1,  the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the

                                       37

operation  of the Plan  (the  "Independent  Trustees").  The Plan was  initially approved by the Board of Trustees on March 5, 1998. The Plan may be amended from time to time by vote of a majority of the Trustees,  including a majority of the
Independent  Trustees,  cast in person at a meeting called for that purpose. The
Plan may be  terminated  as to the  applicable  shares  of the Fund by vote of a majority  of  the  Independent  Trustees,  or  by  vote  of a  majority  of  the outstanding shares of that Class or Fund, as applicable.  Any change in the Plan
that  would  materially   increase  the  distribution  cost  to  the  applicable
shareholders  requires  shareholder  approval.  The Trustees review  quarterly a written  report of such  costs and the  purposes  for which such costs have been incurred.  For so long as the Plan is in effect,  selection  and  nomination  of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such  disinterested  persons.  All agreements  with any person relating to the  implementation  of the Plan may be terminated at any time on 60 days' written  notice without  payment of any penalty,  by vote of a majority of the  Independent  Trustees  or by a vote  of  the  majority  of the  outstanding applicable  shares.  The Plan will  continue in effect for  successive  one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the  entire  Board of  Trustees  cast in person at a meeting  called for that purpose.  The  Board  of  Trustees  has a duty  to  request  and  evaluate  such information  as may be  reasonably  necessary  for  them  to  make  an  informed determination  of  whether  the Plan  should be  implemented  or  continued.  In addition the Trustees in approving the Plan as to the Fund must  determine  that there is a  reasonable  likelihood  that the Plan will  benefit the Fund and its
Shareholders.

     The Board of  Trustees of the Trust  believes  that the Plan is in the best interests of the Fund since it encourages  Fund growth and  maintenance  of Fund assets.  As the Fund  grows in  size,  certain  expenses,  and  therefore  total expenses  per share,  may be reduced  and overall  performance  per share may be improved.

     GDSI may enter into, from time to time, Rule 12b-1 Agreements with selected dealers  pursuant  to which  such  dealers  will  provide  certain  services  in connection with the distribution of the Fund's shares including, but not limited to, those discussed  above.  GMF or an affiliate of GMF pays additional  amounts from its own resources to dealers or other financial  intermediaries  for aid in distribution or for aid in providing administrative services to shareholders.

FUND ADMINISTRATION AND TRANSFER AGENCY SERVICES

     Under the terms of the Fund  Administration  and Transfer Agency Agreement,
Gartmore SA Capital Trust ("GSA"),  a wholly-owned  subsidiary of GGI,  provides for various administrative and accounting services, including daily valuation of the Fund's  shares,  preparation  of  financial  statements,  tax  returns,  and regulatory  reports,  and  presentation  of  quarterly  reports  to the Board of
Trustees.  GGI  is  a  wholly-owned,  indirect  subsidiary  of  GGAMT.  Gartmore
Investors  Services,  Inc.  ("GISI"),  an indirect  subsidiary of GSA, serves as transfer agent and dividend disbursing agent for the Fund. Both GSA and GISI are located at 1200 River Road, Suite 1000,  Conshohocken,  Pennsylvania  19428. For
the fund administration and transfer agency services, the Fund pays GSA and GISI a combined annual fee based on the Trust's average daily net assets according to the following schedule:

                                        AGGREGATE TRUST FEE
                ASSET LEVEL             AS A PERCENTAGE OF NET ASSETS

            $0 up to $1 billion              0.26%
            $1 up to $3 billion              0.19%
            $3 up to $4 billion              0.15%
            $4 up to $5 billion              0.08%
           $5 up to $10 billion              0.05%
          $10 up to $12 billion              0.03%
           $12 billion and more              0.02%

     GSA pays GISI from these fees for its services as the Trust's  transfer and dividend disbursing agent.

SUB-ADMINISTRATION

                                       38

     GSA and GISI  have  entered  into a  Services  Agreement  with  BISYS  Fund
Services Ohio, Inc.  ("BISYS"),  effective  November 1, 2001, to provide certain fund  administration  and  transfer  agency  services  for the  Fund.  For these services,  GSA pays  BISYS an annual  fee at the  following  rates  based on the average  daily net  assets of the  aggregate  of all the funds of the Trust that
BISYS is providing such services for:

                                        AGGREGATE TRUST FEE
                ASSET LEVEL             AS A PERCENTAGE OF NET ASSETS

            $0 up to $1 billion              0.20%
            $1 up to $3 billion              0.15%
            $3 up to $4 billion              0.10%
            $4 up to $5 billion              0.05%
           $5 up to $10 billion              0.02%
          $10 up to $12 billion              0.01%
           $12 billion and more             0.005%

ADMINISTRATIVE SERVICES PLAN

     Under the terms of an  Administrative  Services Plan, the Fund is permitted to  enter  into  Servicing  Agreements  with  servicing  organizations,  such as
broker-dealers  and  financial  institutions,   who  agree  to  provide  certain
administrative  support  services in  connection  with the Class A, Class R, and
Institutional  Service  Class shares of the Fund.  Such  administrative  support services  include,  but are not  limited  to, the  following:  establishing  and
maintaining   shareholder   accounts;   processing   purchase   and   redemption
transactions;  arranging for bank wires; performing shareholder  sub-accounting;
answering  inquiries  regarding the Fund;  providing periodic statements showing the account balance for beneficial  owners or for plan  participants or contract holders of insurance company separate  accounts;  transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders;
and,  with  respect to  meetings of  shareholders,  collecting,  tabulating  and forwarding to the Trust executed  proxies and obtaining  such other  information and performing  such other services as may reasonably be required.  With respect to the Class R shares,  these types of  administrative  support services will be exclusively provided for retirement plans and their plan participants.

     As authorized by the  Administrative  Services Plan for the Fund, the Trust
has entered into a Servicing Agreement for the Fund pursuant to which Nationwide
Financial  Services,  Inc. ("NFS") has agreed to provide certain  administrative support services in connection with the applicable Fund shares held beneficially by its customers.  NFS is a majority owned subsidiary of Nationwide Corporation, which also owns GGAMT. In  consideration  for providing  administrative  support services,  NFS and other  entities with which the Trust may enter into Servicing
Agreements  (which may include GDSI) will receive a fee,  computed at the annual rate of up to 0.25% of the average  daily net assets of the Class A, Class R and
Institutional Service Class shares of each Fund.

CUSTODIAN

     JPMorgan  Chase Bank, 4 New York Plaza,  New York,  New York 10008,  is the
Custodian  for the  Fund  and  makes  all  receipts  and  disbursements  under a
Custodian  Agreement.  The  Custodian  performs no  managerial  or policy making functions for the Fund.

LEGAL COUNSEL

     Stradley   Ronon  Stevens  &  Young,   LLP,   2600  One  Commerce   Square,
Philadelphia, Pennsylvania 19103, serves as the Trust's legal counsel.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     PricewaterhouseCoopers  LLP, Two Commerce  Square,  Suite 1700, 2001 Market
Street,  Philadelphia,   Pennsylvania  19103-7042,  serves  as  the  Independent
Registered Public Accounting Firm for the Trust.

                                       39

BROKERAGE ALLOCATIONS

     GMF  (or a  subadviser)  is  responsible  for  decisions  to buy  and  sell securities  and other  investments  for the Fund,  the  selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions  on stock and commodity  exchanges in the United States, these  commissions  are  negotiated,  whereas  on  foreign  stock and  commodity exchanges these  commissions  are generally fixed and are generally  higher than brokerage  commissions in the United States. In the case of securities traded on the  over-the-counter  markets or for  securities  traded on a principal  basis, there is generally no  commission,  but the price  includes a spread between the dealer's  purchase  and sale  price.  This  spread is the  dealer's  profit.  In underwritten  offerings,  the price  includes a disclosed,  fixed  commission or discount.  Most  short-term  obligations  are normally  traded on a  "principal"
rather than agency basis.  This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account  rather than as an agent for another client, or directly with the issuer.

     Except as described below, the primary  consideration in portfolio security transactions is best price and execution of the transaction (i.e.,  execution at the most favorable  prices and in the most  effective  manner  possible).  "Best price-best  execution"  encompasses  many factors  affecting the overall benefit obtained by the client account in the transaction including, but not necessarily limited to, the price paid or received for a security;  the commission  charged;
the promptness,  availability and reliability of execution;  the confidentiality and  placement  accorded  the order;  and  customer  service.  Therefore,  "best price-best  execution" does not necessarily  mean obtaining the best price alone but is evaluated in the context of all the execution services provided.  GMF has complete  freedom as to the markets in and the  broker-dealers  through which it seeks this result.

     Subject to the primary  consideration of seeking best price-best  execution and as discussed below,  securities may be bought or sold through broker-dealers who have furnished  statistical,  research, and other information or services to the Adviser. In placing orders with such broker-dealers, the Adviser will, where possible, take into account the comparative usefulness of such information. Such information  is  useful to the  Adviser  even  though  its  dollar  value may be indeterminable,  and its receipt or  availability  generally does not reduce the
Adviser's normal research activities or expenses.

     Fund portfolio  transactions may be effected with  broker-dealers  who have assisted  investors  in the purchase of variable  annuity  contracts or variable insurance  policies  issued by Nationwide  Life Insurance  Company or Nationwide
Life & Annuity Insurance Company.  However,  neither such assistance nor sale of other  investment  company shares is a qualifying or  disqualifying  factor in a broker-dealer's  selection,  nor is the selection of any broker-dealer  based on the volume of shares sold.

     There  may be  occasions  when  portfolio  transactions  for the  Fund  are executed  as part of  concurrent  authorizations  to  purchase  or sell the same security for trusts or other accounts  (including  other mutual funds) served by the  Adviser or by an  affiliated  company  thereof.  Although  such  concurrent authorizations  potentially could be either  advantageous or  disadvantageous to the Fund,  they are affected only when the Adviser  believes that to do so is in the  interest  of the  Fund.  When such  concurrent  authorizations  occur,  the executions will be allocated in an equitable manner.

     In purchasing and selling investments for the Fund, it is the policy of the
Adviser  to  obtain  best  execution  at  the  most  favorable   prices  through
responsible  broker-dealers.  The  determination  of what  may  constitute  best execution  in a  securities  transaction  by  a  broker  involves  a  number  of considerations,  including  the overall  direct net economic  result to the Fund
(involving  both price paid or  received  and any  commissions  and other  costs paid),  the efficiency  with which the  transaction is effected,  the ability to effect the transaction at all when a large block is involved,  the  availability of the broker to stand ready to execute possibly  difficult  transactions in the future,  the  professionalism  of the broker,  and the  financial  strength  and stability of the broker.  These considerations are judgmental and are weighed by the Adviser in determining the overall  reasonableness of securities  executions and  commissions  paid. In selecting  broker-dealers,  the Adviser will consider various relevant  factors,  including,  but not limited to, the size and type of the  transaction;  the nature and  character  of the markets for the security or asset to be purchased or sold; the execution efficiency,  settlement capability, and  financial  condition  of  the  broker-dealer's  firm;  the  broker-dealer's execution  services,  rendered on a continuing basis; and the  reasonableness of any commissions.

                                       40

     The  Adviser  may  cause  the  Fund to pay a  broker-dealer  who  furnishes brokerage  and/or  research  services  a  commission  that is in  excess  of the
commission  another   broker-dealer   would  have  received  for  executing  the
transaction if it is determined,  pursuant to the  requirements of Section 28(e)
of the Securities  Exchange Act of 1934,  that such  commission is reasonable in relation to the value of the brokerage and/or research services  provided.  Such research  services  may  include,  among  other  things,  analyses  and  reports
concerning  issuers,  industries,   securities,  economic  factors  and  trends,
portfolio  strategy,  analytic  or  modeling  software,  market  data  feeds and historical market information.  Any such research and other information provided by brokers to the Adviser are considered to be in addition to and not in lieu of services required to be performed by it under its investment advisory agreement.
The fees paid to the Adviser pursuant to its investment  advisory  agreement are not reduced by reason of its receiving any brokerage and research services.  The research  services  provided by  broker-dealers  can be useful to the Adviser in serving their other clients.  All research services received from the brokers to whom  commission are paid are used  collectively,  meaning such services may not actually be  utilized  in  connection  with each  client  account  that may have provided the commission paid to the brokers providing such services. The Adviser is prohibited from  considering the  broker-dealers  sale of shares of the Fund, except as may be specifically permitted by law.

     Under the 1940 Act,  "affiliated  persons" of the Fund are prohibited  from dealing with it as a principal in the purchase and sale of securities  unless an exemptive order allowing such  transactions  is obtained from the SEC.  However, the  Fund may  purchase  securities  from  underwriting  syndicates  of which an affiliate, as defined in the 1940 Act, is a member under certain conditions,  in accordance with Rule 10f-3 under the 1940 Act.

     The Fund  contemplates  that,  consistent with the policy of obtaining best
results,   brokerage   transactions   may  be  conducted   through   "affiliated
broker/dealers,"  as  defined in the 1940 Act.  Under the 1940 Act,  commissions paid by the Fund to an "affiliated  broker/dealer" in connection with a purchase or sale of securities offered on a securities  exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Fund's policy that the commissions to be paid to an affiliated  broker-dealer must, in its judgment, be
(1) at least as favorable as those that would be charged by other brokers having comparable  execution  capability  and (2) at least as favorable as  commissions contemporaneously  charged by such broker/dealer on comparable  transactions for its most  favored  unaffiliated  customers,  except for  accounts  for which the affiliated  broker/dealer  acts as a clearing broker for another  brokerage firm and  customers of an  affiliated  broker/dealer  considered by a majority of the independent trustees not to be comparable to the Fund. The Fund does not deem it
practicable  and  in  its  best  interests  to  solicit   competitive  bids  for
commissions on each transaction.  However,  consideration  regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.

                                       41

PURCHASES, REDEMPTIONS AND PRICING OF SHARES

     All investments in the Trust are credited to the  shareholder's  account in the form of full and fractional  shares of the  designated  Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

     The net asset value ("NAV") per share of the Fund is determined once daily, as of the  close  of  regular  trading  on the  New  York  Stock  Exchange  (the
"Exchange") (generally 4 P.M. Eastern Time) on each business day the Exchange is open for  regular  trading  (and on such  other  days as the Board  determines).
However,  to the extent that a Fund's investments are traded in markets that are open  when the New York  Stock  Exchange  is  closed,  the  value of the  Fund's investments may change on days when shares cannot be purchased or redeemed.

     The Trust will not compute NAV for the Fund on customary  national business holidays,  including the following: New Year's Day, Martin Luther King, Jr. Day,
Presidents'  Day,  Good  Friday,  Memorial  Day,  Independence  Day,  Labor Day,
Thanksgiving Day and Christmas Day.

     The Fund reserves the right to not determine NAV when: (i) the Fund has not received any orders to purchase, sell or exchange shares and (ii) changes in the value of the Fund's portfolio do not affect the Fund's net asset value.

     The offering  price for orders  placed  before the close of the Exchange on each  business  day the  Exchange  is open  for  trading,  will  be  based  upon calculation  of the NAV at the close of  regular  trading on the  Exchange.  For orders placed after the close of regular trading on the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon NAV at the close of the Exchange on the next day thereafter on which the Exchange is open  for  trading.  The  NAV of a  share  of the  Fund on  which  offering  and redemption  prices  are based is the NAV of the Fund,  divided  by the number of shares outstanding,  with the result adjusted to the nearer cent. The NAV of the
Fund is determined by subtracting  the liabilities of the Fund from the value of its assets (chiefly composed of investment securities).  The NAV per share for a class is  calculated by adding the value of all  securities  and other assets of the Fund allocable to the class,  deducting liabilities allocable to that class, and dividing by the number of that class' shares outstanding.

     Securities for which market  quotations are readily available are values at current  market value as of  Valuation  Time.  Valuation  Time will be as of the close of regular trading on the New York Stock Exchange  (usually 4 P.M. Eastern
Time).  Equity  securities are valued at the last quoted sale price, or if there is no sale price,  the last quoted bid price provided by an independent  pricing service  approved  by the Board of  Trustees.  Securities  traded on NASDAQ  are valued at the NASDAQ Official  Closing Price.  Prices are taken from the primary market or exchange in which each security trades.

     Debt and other fixed-income  securities (other than short-term obligations)
are valued at the last quoted bid price and/or by using a  combination  of daily quotes and matrix evaluations  provided by an independent  pricing service,  the use of which has been approved by the Board of Trustees of the Trust. Short-term debt  securities  such as commercial  paper and U.S.  treasury  bills,  having a remaining  maturity of 60 days or less are considered to be "short-term" and are valued at amortized cost which  approximates  market value.  The pricing service activities and results are reviewed by an officer of the Trust.

     The pricing  service  activities  and results are reviewed by an officer of the Trust.  Securities for which market quotations are not readily available, or for which an independent  pricing service does not provide a value or provides a value that does not represent fair value in the judgment of GMF or designee, are valued at fair value under procedures  approved by the Fund's Board of Trustees.
Fair value determinations are required for securities whose value is affected by a  significant  event that will  materially  affect  the value of a domestic  or foreign  security  and which occurs  subsequent  to the time of the close of the principal  market on which such domestic or foreign security trades but prior to the calculation of the Fund's NAV.

     The  Fund  values   foreign   equity   securities  at  fair  value  in  the
circumstances described below. Generally,  trading in foreign securities markets is completed  each day at various times prior to the Valuation  Time. Due to the time  differences  between  the  closings  of the  relevant  foreign  securities exchanges  and the  Valuation  Time for the Fund,  the Fund will fair  value its foreign  investments  when the market  quotations  for the  foreign  investments either

                                       42

are not readily  available or are unreliable  and,  therefore,  do not represent fair value.  When fair value prices are  utilized,  these prices will attempt to reflect  the  impact of the U.S.  financial  markets'  perceptions  and  trading activities on the Fund's  foreign  investments  since the last closing prices of the foreign  investments  were  calculated on their primary  foreign  securities markets or  exchanges.  For these  purposes,  the Board of Trustees of the Trust have determined that movements in relevant indices or other  appropriate  market indicators, after the close of the foreign securities exchanges, may demonstrate that market  quotations are  unreliable,  and may trigger fair value pricing for certain  securities.  Consequently,  fair valuation of portfolio  securities may occur on a daily  basis.  The fair  value  pricing  by the Trust  utilizes  data furnished by an  independent  pricing  service (and that data draws upon,  among other  information,  the market values of foreign  investments).  The fair value prices of portfolio securities generally will be used when it is determined that the use of such  prices  will have an impact on the net asset value of the Fund.
When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments  may not be the quoted or  published  prices of the  investments  on their primary markets or exchanges.

     The pricing  service  activities  and results are reviewed by an officer of the  Trust.  Securities  and other  assets,  for which  such  market  prices are unavailable or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of GMF or its designee,  are valued at fair value under procedures approved by the Trust's
Board of Trustees.

     The Trust may  suspend  the right of  redemption  for such  periods  as are permitted under the 1940 Act and under the following unusual circumstances:  (a)
when the New York Stock Exchange is closed (other than weekends and holidays) or trading  is  restricted;  (b)  when an  emergency  exists,  making  disposal  of portfolio securities or the valuation of net assets not reasonably  practicable;
or (c) during any period  when the SEC has by order  permitted a  suspension  of redemption for the protection of shareholders.

SYSTEMATIC INVESTMENT STRATEGIES

     Automatic  Asset  Accumulation - This is a systematic  investment  strategy which combines  automatic  monthly transfers from your personal checking account to your mutual fund account with the concept of Dollar Cost Averaging. With this strategy,  you invest a fixed amount  monthly  over an extended  period of time, during  both  market  highs and lows.  Dollar  Cost  Averaging  can allow you to achieve a  favorable  average  share cost over time  since  your  fixed  monthly investment buys more shares when share prices fall during low markets, and fewer shares at higher prices  during  market highs.  Although no formula can assure a profit or protect against loss in a declining market,  systematic  investing has proven a  valuable  investment  strategy  in the past.  Once you have  opened an account  with  at  least  $1,000,  you  can  contribute  to an  Automatic  Asset
Accumulation plan for as little as $50 a month in the Fund.

     Automatic  Asset Transfer - This  systematic  investment plan allows you to transfer $25 or more to one Fund from another  Fund  systematically,  monthly or quarterly,  after Fund minimums have been met. The money is  transferred  on the
25th day of the month as selected or on the preceding business day. Dividends of any amount can be moved  automatically from one Fund to another at the time they are paid.  This strategy can provide  investors with the benefits of Dollar Cost
Averaging  through an opportunity to achieve a favorable average share cost over time. With this plan, your fixed monthly or quarterly  transfer from the Fund to any other Fund you select  buys more  shares  when share  prices fall during low markets and fewer  shares at higher  prices  during  market  highs.  Although no formula  can  assure a profit or protect  against  loss in a  declining  market, systematic  investing has proven a valuable investment strategy in the past. For transfers  from the Prime Shares of the Gartmore  Money Market Fund to the Fund,
sales charges may apply if not already paid.

     Automatic Withdrawal Plan ($50 or More) - You may have checks for any fixed amount  of  $50 or  more  automatically  sent  bi-monthly,  monthly,  quarterly, semiannually or annually, to you (or anyone you designate) from your account for
Class A, Class B and Class C shares.  Complete  the  appropriate  section of the
Mutual Fund Application for New Accounts or contact your financial  intermediary or the  Transfer  Agent.  Your  account  value  must  meet the  minimum  initial investment  amount at the time the  program is  established.  This  program  may reduce and eventually  deplete your account.  Generally,  it is not advisable to continue to purchase  Class A or Class C shares  subject to a sales charge.  The
$50  minimum  is waived  for  Required  Minimum  Distributions  from  Individual
Retirement Accounts.

                                       43

NOTE:  If you  are  withdrawing  more  shares  than  your  account  receives  in dividends,  you will be decreasing  your total shares  owned,  which will reduce your future dividend potential.

Automatic  Withdrawal  Plan  (AWP) on Class B Shares - You will not be charged a
CDSC on  redemptions if you redeem 12% or less of your account value in a single year.

     For each  AWP  payment,  assets  that are not  subject  to a CDSC,  such as appreciation  on shares and shares  acquired  through  reinvestment of dividends and/or capital gain distributions,  will be redeemed first and will count toward the 12% limit.  If there is an  insufficient  amount of assets not  subject to a
CDSC to cover a particular  AWP payment,  shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.  Any dividends  and/or  capital gain distributions  taken in cash by a shareholder who receives payments through
AWP will also count  toward the 12% limit.  In the case of AWP, the 12% limit is calculated  at the  time  of an  automatic  redemption  is  first  made,  and is recalculated at the time each additional automatic redemption is made.

INVESTOR PRIVILEGES

     The Fund  offers  the  following  privileges  to  shareholders.  Additional information may be obtained by calling GDSI toll free at 800-848-0920.

     No Sales Charge on  Reinvestments - All dividends and capital gains will be automatically  reinvested free of charge in the form of additional shares within the same Fund and class or  another  specifically  requested  Fund (but the same class)  unless  you have  chosen to  receive  them in cash on your  application.
Unless requested in writing by the  shareholder,  the Trust will not mail checks for dividends  and capital gains of less than $5 but instead they  automatically will be  reinvested  in the form of  additional  shares,  and you will receive a confirmation.

     Exchange Privilege - The exchange privilege is a convenient way to exchange shares  from one Fund to  another  Fund in order to  respond  to changes in your goals or in market conditions.  The registration of the account to which you are making an  exchange  must be exactly the same as that of the Fund  account  from which the exchange is made, and the amount you exchange must meet the applicable minimum  investment of the Fund being purchased.  The exchange  privilege may be limited due to excessive trading or market timing of fund shares.

Exchanges among Funds

     Exchanges may be made among any of the Gartmore Funds within the same class of shares (except for any other Fund not currently  accepting purchase orders or
Class X or Class Y shares of the Fixed Income  Funds),  as long as both accounts have the same  owner,  and your  first  purchase  in the new Fund  meets the new
Fund's minimum investment  requirement (and subject to the investor  eligibility requirements for the Gartmore Short Duration Bond Fund).

     Because  Class R  shares  of the Fund are  held  within  retirement  plans, exchange  privileges  with other Class R shares of the Gartmore Funds may not be available  unless  the  Class R shares  of the  other  Gartmore  Funds  are also available within a plan.  Please contact your retirement plan  administrator for information on how to exchange your Class R shares within your retirement plan.

     Generally,  there is no sales  charge  for  exchanges  of Class B, Class C,
Institutional  Service Class or  Institutional  Class shares.  However,  if your exchange  involves  certain Class A shares,  you may have to pay the  difference between  the sales  charges if a higher  sales  charge  applies to the Fund into which you are  exchanging.  If you exchange your Class A shares that are subject to a CDSC into another Gartmore Fund and then redeem those Class A shares within
18 months of the original  purchase (24 months for Gartmore  Short Duration Bond
Fund),  the  applicable  CDSC will be the CDSC for the Fund.  Exchanges into the
Prime Shares of the Money Market Fund are only  permitted from Class A, Class B,
Class C and  Institutional  Service  Class  shares of the Fund.  If you exchange
Class B or Class C shares  (or  certain  Class A shares  subject  to a CDSC) for
Prime Shares of the Money Market Fund, the time you hold the shares in the Money
Market  Fund will not be counted  for  purposes of  calculating  any CDSC.  As a result,  if you then sell your Prime Shares of the Money  Market Fund,  you will pay the sales  charge  that would have been  charged if the  initial  Class B or
Class C shares (or  certain  Class A shares) had been sold at the time they were originally  exchanged  into the Money  Market Fund.  If you exchange  your Prime
Shares of the Money

                                       44

Market Fund back into Class B or Class C shares (or certain Class A shares), the time you held Class B or Class C shares (or certain Class A shares) prior to the initial  exchange  into the Money  Market Fund will be counted  for  purposes or calculating  the CDSC.  If you wish to purchase  shares of the Fund or class for which the exchange privilege does not apply, you will pay any applicable CDSC at the time you redeem your shares and pay any applicable front-end load on the new
Fund you are purchasing unless a sales charge waiver otherwise applies.

Exchanges May Be Made Four Convenient Ways:

By Telephone

     Automated Voice Response System - You can  automatically  process exchanges for  the by  calling  800-848-0920,  24  hours  a day,  seven  days a week.
     However,  if you declined the option on the application,  you will not have this automatic exchange  privilege.  This system also gives you quick, easy access to mutual fund information. Select from a menu of choices to conduct transactions  and hear the  Fund  price  information,  mailing  and  wiring instructions  as well as other mutual fund  information.  You must call our toll free number by the Valuation  Time to receive that day's closing share price.  The Valuation Time is the close of regular  trading of the New York
     Stock Exchange, which is usually 4:00 p.m. Eastern Time.

     Customer Service Line - By calling 800-848-0920, you may exchange shares by telephone. Requests may be made only by the account owner(s). You must call our toll free number by the  Valuation  Time to receive that day's  closing share price.

     The Fund may record all instructions to exchange shares.  The Fund reserves the right at any time without  prior notice to suspend,  limit or terminate the telephone  exchange privilege or its use in any manner by any person or class.

     The Fund will employ the same procedure  described  under "Buying,  Selling and  Exchanging  Fund  Shares"  in  the  Prospectus  to  confirm  that  the instructions are genuine.

     The Fund will not be liable for any loss,  injury,  damage, or expense as a result of acting upon  instructions  communicated  by telephone  reasonably believed to be genuine,  and the Fund will be held  harmless from any loss, claims or liability  arising from its  compliance  with such  instructions.
     These  options  are  subject to the terms and  conditions  set forth in the
     Prospectus and all telephone  transaction  calls may be tape recorded.  The
     Fund reserves the right to revoke this privilege at any time without notice to  shareholders  and request  the  redemption  in  writing,  signed by all shareholders.

     By Mail or Fax - Write  Gartmore  Funds,  P.O. Box 182205,  Columbus,  Ohio
     43218-2205  or fax (614)  428-3278.  Please  be sure  that  your  letter or facsimile  is signed  exactly as your account is  registered  and that your account  number and the Fund from which you wish to make the  exchange  are included.  For example,  if your account is  registered  "John Doe and Mary
     Doe", "Joint Tenants With Right of  Survivorship,'  then both John and Mary must sign the exchange  request.  The exchange will be processed  effective the date the signed letter or fax is received.  Fax requests received after the Valuation  Time will be processed as of the next business day. The Fund reserves  the right to require  the  original  document  if you use the fax method.

     By On-Line Access - Log on to our website  www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts.  Once you have reached the  website,  you will be  instructed  on how to select a password and perform transactions. You can choose to receive information on all of our  funds  as well as your  own  personal  accounts.  You may  also perform  transactions,  such as purchases,  redemptions and exchanges.  The
     Fund may  terminate  the  ability to buy Fund  shares on its website at any time,  in which case you may continue to exchange  shares by mail,  wire or telephone pursuant to the Prospectus.

     Free Check Writing  Privilege  (Prime  Shares of the Gartmore  Money Market
     Fund) - You may request a supply of free checks for your  personal  use and there is no monthly  service fee. You may use them to make  withdrawals  of
     $500 or more from your account at any time.  Your account will  continue to earn daily income dividends until your check clears your account.  There is no limit on the number of checks you may write.  Cancelled  checks will not be returned to you. However,  your monthly statement will provide the check

                                       45

     number,  date and  amount of each check  written.  You will also be able to obtain copies of cancelled  checks,  the first five free and $2.00 per copy
     thereafter,   by  contacting   one  of  our  service   representatives   at
     800-848-0920.

INVESTOR SERVICES

     Automated  Voice Response System - Our toll free number  800-848-0920  will connect  you 24 hours a day,  seven  days a week to the  system.  Through a selection of menu options,  you can conduct  transactions,  hear fund price
     information,   mailing  and  wiring  instructions  and  other  mutual  fund information.

     Toll Free Information and Assistance - Customer service representatives are available  to  answer  questions  regarding  the Fund  and your  account(s)
     between  the  hours  of 8 a.m.  and 9 p.m.  Eastern  Time  (Monday  through
     Friday).  Call toll free:  800-848-0920  or contact us at our FAX telephone number 614- 428-3278.

     Retirement  Plans-  Shares of the Fund may be purchased  for  Self-Employed
     Retirement  Plans,   Individual  Retirement  Accounts  (IRAs),  Roth  IRAs,
     Coverdell IRAs, Simplified Employee Pension Plans, Corporate Pension Plans,
     Profit Sharing Plans and Money Purchase Plans.  For a free information kit, call 800-848-0920.

     Shareholder  Confirmations - You will receive a confirmation statement each time a requested  transaction is processed.  However,  no confirmations are
     mailed  on  certain  pre-authorized,   systematic  transactions,  or  IRAs.
     Instead, these will appear on your next consolidated statement.

     Consolidated  Statements  -  Shareholders  of the  Fund  receive  quarterly statements as of the end of March,  June,  September  and December.  Please
     review your  statement  carefully and notify us  immediately  if there is a discrepancy or error in your account.

     For shareholders with multiple accounts,  your consolidated  statement will reflect all your current holdings in the Gartmore Funds.  Your accounts are consolidated  by Social  Security  number  and zip code.  Accounts  in your household  under  other  Social  Security  numbers  may be  added  to  your statement  at  your  request.  Depending  on  which  Funds  you  own,  your consolidated  statement  will be sent  either  monthly or  quarterly.  Only
     transactions   during  the  reporting  period  will  be  reflected  on  the statements.  An  annual  summary  statement  reflecting  all  calendar-year transactions in all your Funds will be sent after year-end.

     Average Cost  Statement - This  statement may aid you in preparing your tax return  and in  reporting  capital  gains  and  losses  to the IRS.  If you redeemed any shares during the calendar year, a statement  reflecting  your taxable gain or loss for the  calendar  year (based on the average cost you paid  for  the  redeemed  shares)  will be  mailed  to you  following  each year-end.  Average  cost can only be  calculated  on accounts  opened on or after January 1, 1984. Fiduciary accounts and accounts with shares acquired by gift,  inheritance,  transfer,  or by any means  other  than a  purchase cannot be calculated.

     Average cost is one of the IRS approved methods  available to compute gains or  losses.  You may wish to  consult a tax  adviser  on the other  methods available. The average cost information will not be provided to the IRS. If you have any  questions,  contact  one of our  service  representatives  at
     800-848-0920.

     Shareholder  Reports - All shareholders  will receive reports  semiannually detailing the financial operations of the Fund.

     Prospectuses  - An  updated  prospectus  will  be  mailed  to you at  least annually.

     Undeliverable  Mail - If mail from the Fund to a shareholder is returned as undeliverable on two or more consecutive occasions,  the Fund will not send any future mail to the  shareholder  unless it receives  notification  of a correct mailing address for the shareholder. With respect to any redemption checks or  dividend/capital  gains distribution checks that are returned as undeliverable  or not  presented for payment  within six months,  the Trust
     reserves  the  right  to  reinvest  the  check   proceeds  and  any  future
     distributions  in shares of the Fund at the then-current net asset value of the Fund until the Fund receives further instructions from the shareholder.

                                       46

PERFORMANCE ADVERTISING

     The Fund may use past performance in advertisements,  sales literature, and its prospectus,  including  calculations of average annual total return,  30-day yield, and seven-day yield, as described below.

TOTAL RETURN

     The Fund may from time to time advertise historical performance, subject to
Rule 482 under the Securities Act, or Rule 34b-1 under the 1940 Act. An investor should keep in mind that any return or yield quoted  represents past performance and is not a guarantee of future  results.  The investment  return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     All  performance  advertisements  shall include average annual total return quotations for the most recent one-,  five-,  and ten-year  periods (or life, if the Fund has been in operation less than one of the prescribed periods). Average annual  total  return  represents  the rate  required  each year for an  initial investment to equal the redeemable value at the end of the quoted period.  It is calculated  in a uniform  manner by dividing  the ending  redeemable  value of a hypothetical  initial  payment of $1,000 for a specified  period of time, by the amount of the  initial  payment,  assuming  reinvestment  of all  dividends  and distributions.  The one-,  five-,  and ten-year  periods are calculated based on periods that end on the last day of the calendar  quarter  preceding the date on which an advertisement is submitted for publication.

ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

     The Amended Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional  shares of beneficial  interest of the Fund and to divide or combine such shares into a greater or lesser number of shares  without thereby  exchanging the  proportionate  beneficial  interests in the Trust. Each share of the Fund  represents an equal  proportionate  interest in the Fund with each other share.  The Trust  reserves the right to create and issue a number of different funds.  Shares of the Fund would participate  equally in the earnings, dividends,  and assets those  particular  funds.  Upon  liquidation of the Fund, shareholders  are  entitled  to  share  pro rata in the net  assets  of the Fund available for distribution to shareholders.

     The Trust is currently  authorized to offer shares of beneficial  interest, without  par  value,  in 50  series.  With  respect  to the  Fund,  the Trust is authorized  to offer the  following  share  classes:  Class A, Class B, Class C,
Class R, Institutional Service Class, and Institutional Class.

     You have an interest only in the assets of the shares of the Fund which you own. Shares of a particular  class are equal in all respects to the other shares of that class. In the event of liquidation of the Fund, shares of the same class will share pro rata in the  distribution  of the net assets of the Fund with all other shares of that class. All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as  described  in this SAI and in the  Prospectus  but will have no other preference, conversion, exchange or preemptive rights.

VOTING RIGHTS

     Shareholders  of each class of shares have one vote for each share held and a  proportionate  fractional  vote for any  fractional  share held. An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except,  under certain circumstances,  to amend the  Declaration  of  Trust,  the  Investment  Advisory
Agreement, fundamental investment objectives, investment policies and investment restrictions,  to elect and  remove  Trustees,  to  reorganize  the Trust or any series or class  thereof and to act upon  certain  other  business  matters.  In regard to  termination,  sale of assets,  the change of  investment  objectives, policies and restrictions or the approval of an Investment  Advisory  Agreement, the right to vote is limited to the

                                       47

holders of shares of the particular fund affected by the proposal.  In addition, holders of shares  subject to a Rule 12b-1 fee will vote as a class and not with holders of any other  class with  respect to the  approval  of the  Distribution
Plan.

     To the  extent  that such a meeting  is not  required,  the Trust  does not intend to have an annual  or  special  meeting  of  shareholders.  The Trust has represented  to the SEC  that  the  Trustees  will  call a  special  meeting  of shareholders  for purposes of  considering  the removal of one or more  Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding  votes of the Trust and the Trust will assist in communicating  with other  shareholders  as  required  by  Section  16(c) of the 1940  Act.  At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all  outstanding  shares of the Trust),  by majority  vote,  has the power to remove one or more Trustees.

SHAREHOLDER INQUIRIES

     All  inquiries  regarding  the Trust should be directed to the Trust at the telephone number or address shown on the cover page of this SAI.

ADDITIONAL GENERAL TAX INFORMATION FOR THE FUND

Buying a dividend

     If you  invest in the Fund  shortly  before  the  record  date of a taxable distribution,  the distribution will lower the value of the Fund's shares by the amount  of the  distribution,  and  you  will  in  effect  receive  some of your investment back, but in the form of a taxable distribution.

Multi-class funds

     The Fund calculates  dividends and capital gain  distributions  in the same manner for each  class.  The  amount of any  dividends  per share  will  differ, however,  generally due to the difference in the  distribution and service (Rule
12b-1) and administrative services fees applicable to each class.

Distributions of net investment income

     The Fund receives income generally in the form of dividends and interest on its  investments.  This income,  less expenses  incurred in the operation of the
Fund,  constitutes the Fund's net investment  income from which income dividends may be paid to you. If you are a taxable investor, any distributions by the Fund from such income (other than qualified  dividend income received by individuals)
will be taxable to you at ordinary income tax rates, whether you receive them in cash or in additional shares.  Distributions from qualified dividend income will be taxable to  individuals  at long-term  capital gain rates,  provided  certain holding period requirements are met. See the discussion below under the heading,
"Qualified Dividend Income for Individuals."

Distributions of capital gain

     The Fund may  realize a capital  gain or loss in  connection  with sales or
other  dispositions  of  its  portfolio   securities.   Distributions  from  net
short-term capital gain will be taxable to you as ordinary income. Distributions paid from the excess of net long-term  capital gain over net short-term  capital loss will be taxable to you as long-term  capital  gain,  regardless of how long you have held your shares in the Fund. Any net  short-term or long-term  capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital

     If the Fund's  distributions  exceed its taxable  income and capital  gains realized  during a taxable year, all or a portion of the  distributions  made in the same taxable year may be recharacterized as a return of capital to

                                       48

shareholders.  A return of capital  distribution  will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported  capital gain or lower reported capital loss when those shares on which the  distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

Investments in foreign securities

     Effect of  Foreign  Withholding  Taxes.  A Fund may be  subject  to foreign withholding  taxes on income from certain  foreign  securities.  This,  in turn, could reduce the Fund's distributions paid to you.

     Effect of foreign debt investments on distributions.  Most foreign exchange gains realized on the sale of debt  securities are treated as ordinary income by the  Fund.  Similarly,  foreign  exchange  losses  realized  on the sale of debt
securities   generally  are  treated  as  ordinary  losses.   These  gains  when
distributed  are taxable to you as ordinary  income,  and any losses  reduce the
Fund's  ordinary  income  otherwise  available  for  distribution  to you.  This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

     PFIC securities. The Fund may invest in securities of foreign entities that could be deemed for tax  purposes  to be passive  foreign  investment  companies
(PFICs).  When investing in PFIC securities,  the Fund intends to mark-to-market these  securities  and  recognizes any gains at the end of its fiscal and excise
(described  below) tax years.  Deductions  for losses are allowable  only to the extent of any current or previously  recognized  gains.  These gains (reduced by allowable  losses) are  treated as ordinary  income that the Fund is required to distribute, even though it has not sold the securities. You should also be aware that the  designation  of a foreign  security as a PFIC security would cause its income  dividends  to  fall  outside  of the  definition  of  qualified  foreign corporation dividends.  These dividends will not qualify for the reduced rate of taxation on qualified  dividends for individuals  when distributed to you by the
Fund.  If the Fund is unable to identify an  investment  as a PFIC and thus does not make a  mark-to-market  election,  the Fund may be subject  to U.S.  federal income  tax  on a  portion  of  any  "excess  distribution"  or  gain  from  the disposition  of such  shares  even if such  income is  distributed  as a taxable dividend by the Fund to its  shareholders.  Additional  charges in the nature of interest  may be imposed on the Fund in respect of deferred  taxes  arising from such distributions or gains.

Information on the amount and tax character of distributions

     The Fund will inform you of the amount of your ordinary  income and capital gain  dividends  at the time they are  paid,  and will  advise  you of their tax status for federal  income tax purposes  shortly  after the end of each calendar year.  If you have not held Fund shares for a full year,  the Fund may designate and distribute to you, as ordinary income, qualified dividends or capital gains, and in the case of non-U.S.  shareholders,  the Fund may further  designate  and distribute as interest-related  dividends and short-term capital gain dividends, a percentage  of income that may not be equal to the actual  amount of this type of income  earned  during the  period of your  investment  in the Fund.  Taxable distributions  declared by the Fund in December  but paid in January are taxable to you as if they were paid in December.

Election to be taxed as a regulated investment company

     The Fund  intends to elect or has  elected  to be  treated  as a  regulated investment  company under  Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund generally pays no federal  income tax on the income and gain it distributes to you. The Trust's
Board of Trustees  reserves the right not to maintain the  qualification  of the
Fund as a regulated  investment company if it determines such a course of action to be beneficial to  shareholders.  In such a case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions  to you would be taxed as  dividend  income  to the  extent of the
Fund's earnings and profits.

                                       49

     In order to qualify as a regulated  investment  company for federal  income tax purposes, the Fund must meet certain specific requirements, including:

     (i)  the Fund must maintain a diversified  Fund of  securities,  wherein no security,  including the securities of a qualified  publicly traded  partnership
(other  than  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 25% of the Fund's  total  assets,  and,  with respect to 50% of the Fund's total assets,  no  investment  (other than cash and cash  items,  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 5% of the Fund's  total  assets or 10% of the outstanding voting securities of the issuer;

     (ii) the Fund must derive at least 90% of its gross income from  dividends, interest,  payments  with respect to  securities  loans,  gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with  respect  to its  business  of  investing  in such  stock,  securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii) the Fund  must  distribute  to its  shareholders  at least 90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

Excise tax distribution requirements

     To avoid federal excise taxes,  the Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month  period ending October 31; and 100% of any  undistributed  amounts from the prior year. The Fund intends to declare and pay these  distributions  in December (or to pay them in January,  in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Sales of Fund shares

     Sales and exchanges of Fund shares are taxable transactions for federal and state income tax  purposes.  If you sell your Fund  shares,  whether you receive cash or exchange them for shares of a different  Gartmore Fund, the IRS requires you to report  any gain or loss on your  sale or  exchange.  If you  owned  your shares as a capital  asset,  any gain or loss that you  realize  generally  is a capital gain or loss, and is long-term or short-term,  depending on how long you owned your shares. Any redemption/exchange  fees you incur on shares redeemed or exchanged  within 90 days after the date they were  purchased  will decrease the amount of any capital  gain (or  increase  any capital  loss) you realize on the sale or exchange.

     Sales at a loss  within six months of  purchase.  Any loss  incurred on the sale or  exchange  of Fund  shares  owned for six months or less is treated as a long-term  capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

     Deferral of basis - Class A shares only . In reporting  gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

     IF:
     o In your  original  purchase of Fund shares,  you received a  reinvestment right (the right to  reinvest  your sales  proceeds at a reduced or with no sales charge), and
     o You sell  some or all of your  original  shares  within  90 days of their purchase, and
     o You reinvest the sales proceeds in the Fund or in another  Gartmore Fund, and the sales charge that would otherwise apply is reduced or eliminated;

     THEN:
     In reporting  any gain or loss on your sale,  all or a portion of the sales charge that you paid for your  original  shares is  excluded  from your tax basis in the shares sold and added to your tax basis in the new shares.

                                       50

     Wash  sales.  All or a portion of any loss that you  realize on the sale of your Fund shares is  disallowed  to the extent that you buy other  shares in the
Fund within 30 days before or after your sale. Any loss  disallowed  under these rules is added to your tax basis in the new shares.

U.S. government securities

     The income  earned on certain  U.S.  government  securities  is exempt from state and local  personal  income taxes if earned  directly by you.  States also grant  tax-free  status to dividends  paid to you from interest  earned on these
securities,   subject  in  some  states  to  minimum   investment  or  reporting
requirements  that must be met by the Fund.  The income on Fund  investments  in certain securities, such as repurchase agreements,  commercial paper and federal
agency-backed   obligations  (e.g.,  Government  National  Mortgage  Association
(Ginnie Mae) or Federal National Mortgage  Association (Fannie Mae) securities), generally  does not qualify for  tax-free  treatment.  The rules on exclusion of this income are different for corporations.

Qualified dividend income for individuals

     For  individual  shareholders,  a portion of the dividends paid by the Fund may be qualified  dividends  eligible  for  taxation at  long-term  capital gain rates.  This reduced rate  generally is available for dividends paid by the Fund out  of  dividends  earned  on the  Fund's  investment  in  stocks  of  domestic corporations and qualified  foreign  corporations.  Dividends from PFICs are not eligible to be treated as qualified dividend income.

     Both  the  Fund  and  the  investor  must  meet  certain   holding   period
requirements  to qualify Fund dividends for this  treatment.  Specifically,  the
Fund  must  hold the  stock  for at  least 61 days  during  the  121-day  period beginning 60 days before the stock  becomes  ex-dividend.  Similarly,  investors must hold their  Fund  shares for at least 61 days  during  the  121-day  period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date  following  the  declaration  of a dividend  on which the purchaser  of stock is not  entitled  to  receive  the  dividend  payment.  When counting the number of days you held your Fund shares,  include the day you sold your shares but not the day you acquired these shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal year,  the Fund will designate the portion of its ordinary  dividend  income that meets the  definition of qualified  dividend income  taxable at reduced  rates.  If 95% or more of the Fund's  income is from qualified  sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

Dividends-Received Deduction for Corporations

     The portion of dividends  paid by the Fund that qualifies for the corporate dividends-received  deduction will be designated each year in a notice mailed to the  Fund's  shareholders,  and  cannot  exceed  the gross  amount of  dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received  deduction in the hands of the Fund if the Fund was a regular  corporation.  Because  the Fund's  investment  strategy is to invest in
non-U.S. companies, none of the Fund's dividends are expected to qualify for the corporate dividends received deduction.

     The availability of the dividends-received  deduction is subject to certain holding  period and debt  financing  restrictions  imposed under the Code on the corporation  claiming the  deduction.  The amount that the Fund may designate as eligible for the  dividends-received  deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were  debt-financed or held by the Fund for less than a minimum period of time,

                                       51

generally  46 days  during a 91-day  period  beginning  45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or  eliminated.  Even if designated as  dividends  eligible  for the  dividends-received  deduction,  all  dividends
(including any deducted  portion) must be included in your  alternative  minimum taxable income calculation.

Investment in complex securities

     The Fund may invest in complex securities (e.g., futures,  options, forward currency  contracts,  short-sales,  PFICs, etc.) that may be subject to numerous special and complex tax rules.  These rules could  affect  whether  gain or loss recognized  by the Fund is treated as  ordinary  or  capital,  or as interest or dividend income.  These rules could also accelerate the recognition of income to the Fund  (possibly  causing the Fund to sell  securities  to raise the cash for necessary  distributions).  These  rules  could  defer  the  Fund's  ability  to recognize a loss, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain  foreign  securities.  These rules could,  therefore, affect the amount,  timing, or character of the income distributed to you by the
Fund.

     Derivatives.  The  Fund  is  permitted  to  invest  in a  options,  futures contracts,  options  on futures  contracts,  stock  index  options  and  forward currency  contracts to hedge the Fund's  portfolio or for any other  permissible purposes  consistent with that Fund's  investment  objective.  If the Fund makes these  investments,  it could be required to mark-to-market  these contracts and realize  any  unrealized  gains and losses at its fiscal year end even though it continues  to hold the  contracts.  Under  these  rules,  gains or losses on the contracts  generally would be treated as 60% long-term and 40% short-term  gains or losses,  but gains or losses on certain foreign  currency  contracts would be treated as ordinary  income or losses.  In determining its net income for excise tax purposes,  the Fund also would be required to mark-to-market these contracts annually  as of October 31 (for  capital  gain net  income and  ordinary  income arising from certain foreign currency contracts),  and to realize and distribute any resulting income and gains.

     Constructive  Sales.  The Fund's entry into a short sale  transaction or an option or other  contract  could be  treated  as the  "constructive  sale" of an
"appreciated  financial  position," causing it to realize gain, but not loss, on the position.

     Tax Straddles.  The Fund's  investment in options,  futures,  forwards,  or foreign currency contracts (or in substantially  similar or related property) in connection with certain hedging  transactions  could cause it to hold offsetting positions  in  securities.  If the Fund's risk of loss with  respect to specific securities  in its  portfolio is  substantially  diminished  by the fact that it holds  other  securities,  the Fund could be deemed to have  entered  into a tax
"straddle"  or to hold a  "successor  position"  that  would  require  any  loss realized by it to be deferred for tax purposes.

     Short sales and securities  lending  transactions.  The Fund's entry into a short sale  transaction  or an option or other  contract could be treated as the
"constructive  sale"  of an  "appreciated  financial  position,"  causing  it to realize gain, but not loss, on the position. Additionally, the Fund's entry into securities  lending  transactions may cause the replacement income earned on the loaned  securities  to fall  outside of the  definition  of  qualified  dividend income. This replacement income generally will not be eligible for reduced rates of  taxation  on  qualified  dividend  income,  and,  to the  extent  that  debt securities are loaned,  will generally not qualify as qualified  interest income for foreign withholding tax purposes.

     Investments in securities of uncertain tax  character.  The Fund may invest in securities the U.S. Federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such  securities  or the income  from such  securities  differs  from the tax treatment  expected  by the Fund,  it could  affect the timing or  character  of income  recognized  by  the  Fund,  requiring  the  Fund  to  purchase  or  sell securities,  or otherwise change its portfolio,  in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding.

     By law,  the Fund must  withhold a portion of your  taxable  dividends  and sales proceeds unless you:

                                       52

     o    provide  your  correct  social  security  or  taxpayer  identification number,
     o    certify that this number is correct,
     o    certify that you are not subject to backup withholding, and
     o    certify that you are a U.S. person (including a U.S. resident alien).

     The  Fund  also  must  withhold  if the  IRS  instructs  it to do so.  When withholding  is  required,  the amount will be 28% of any  dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to non-U.S.
investors are described under the "Non-U.S. Investors" heading below.

Non-U.S. Investors.

     Non-U.S.  Investors may be subject to U.S.  withholding  and estate tax and are subject to special  U.S. tax  certification  requirements.  Foreign  persons
should  consult  their  tax  advisors  about  the   applicability  of  U.S.  tax
withholding and the use of the appropriate forms to certify their status.

     In general.  The United States imposes a flat 30% withholding tax (or lower treaty rate) on U.S. source dividends.

     Capital Gain  Dividends & Short-Term  Capital Gain  Dividends.  In general, capital gain  dividends  paid by the Fund from either  long-term  or  short-term capital  gains (other than gain  realized on  disposition  of U.S. real property interests) are not subject to U.S.  withholding tax unless you are a nonresident alien  individual  present  in  the  United  States  for  a  period  or  periods aggregating 183 days or more during the taxable year.

     Interest-Related  Dividends.  Interest-related  dividends  paid by the Fund from  qualified  interest  income  are  not  subject  to U.S.  withholding  tax.
"Qualified interest income" includes,  in general,  U.S. source (1) bank deposit interest,  (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in  registered  form,  unless  it is  earned  on an  obligation  issued  by a corporation or  partnership in which the Fund is a 10-percent  shareholder or is
contingent  interest,  and  (4)  any  interest-related   dividend  from  another
regulated investment company.  While the Fund makes every effort to disclose any amounts of interest-related dividends distributed to its non-U.S.  shareholders,
intermediaries  who  have  assumed  tax  reporting   responsibilities  on  these
distributions  may not have fully  developed  systems  that will allow these tax withholding benefits to be passed through to them.

     Sunset Date for  Short-Term  Capital Gain  Dividends  and  Interest-Related
Dividends.  The exemption from withholding for short-term capital gain dividends and interest-related  dividends paid by the Fund is effective for dividends paid with respect to taxable years of the Fund beginning  after December 31, 2004 and before January 1, 2008, unless such exemption is extended or made permanent.

     Other.  Ordinary  dividends  paid by the Fund to non-U.S.  investors on the income earned on portfolio  investments in (i) the stock of domestic and foreign corporations,  and (ii) the debt of foreign  issuers  continue  to be subject to
U.S.  withholding  tax. If you hold your Fund shares in  connection  with a U.S.
trade  or  business,  your  income  and  gains  will be  considered  effectively connected  income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

     U.S. Estate Tax. A partial exemption from U.S estate tax may apply to stock in the Fund held by the estate of a nonresident decedent.  The amount treated as exempt is based upon the proportion of the assets held by the Fund at the end of
the  quarter   immediately   preceding  the  decedent's   death  that  are  debt
obligations,  deposits,  or other  property  that would  generally be treated as situated  outside  the  United  States  if held  directly  by the  estate.  This provision  applies to decedents dying after December 31, 2004 and before January
1, 2008, unless such provision is extended or made permanent.

     U.S Tax Certification  Rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United

                                       53

States  and the  shareholder's  country of  residence.  In  general,  a non-U.S.
shareholder  must  provide  a Form W-8 BEN (or  other  applicable  Form  W-8) to establish that you are not a U.S.  person,  to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number  will  remain in effect  for a period  beginning  on the date  signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

     This discussion of "Additional General Tax Information For The Fund" is not
intended  or written to be used as tax advice and does not  purport to deal with all federal tax consequences applicable to all categories of investors,  some of which may be subject to special  rules.  You should consult your own tax advisor regarding your particular circumstances before making an investment in the Fund.

MAJOR SHAREHOLDERS

     Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance
Company,  each  located  at One  Nationwide  Plaza,  Columbus,  Ohio  43215  and
Nationwide  Life  Insurance  Company  of  America  ("NLICA"),  located  at  1000
Chesterbrook  Boulevard,   Berwyn,   Pennsylvania  19312,  are  wholly-owned  by
Nationwide  Financial  Services,  Inc.  ("NFS").  Nationwide  Life  and  Annuity
Insurance Company of America, located at 300 Continental Drive, Newark, Delaware
19713,  is  wholly-owned by NLICA.  NFS, a holding  company,  has two classes of common stock  outstanding  with  different  voting  rights  enabling  Nationwide
Corporation (the holder of all outstanding Class B Common Stock) to control NFS.
Nationwide  Corporation is also a holding  company in the  Nationwide  Insurance
Enterprise.  All of the  common  stock  of  Nationwide  Corporation  is  held by
Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance
Company (4.7%), each of which is a mutual company owned by its policyholders.

     The  Nationwide  Life  Insurance  Company  and its  affiliates  directly or indirectly own the Adviser. Since the Fund has not yet commenced operations,  it is expected that upon commencement of the public offering, the Adviser or one of its affiliates will own all or  substantially  all of the Fund's shares.  To the extent  Nationwide  Life  Insurance  Company  and  its  affiliates  directly  or indirectly  own,  control and hold power to vote 25% or more of the  outstanding shares of the Fund,  they are deemed to have  "control"  over matters  which are subject to a vote of the Fund's shares.

FINANCIAL STATEMENTS

     A copy of the Fund's  annual  report may be  obtained  without  charge upon request by writing the Fund or by calling toll free 800-848-0920. As the Fund is new, the first annual report will be available on or about December 31, 2006.

                                       54

                                   APPENDIX A

                                  DEBT RATINGS

                         STANDARD & POOR'S DEBT RATINGS

A Standard & Poor's  corporate or municipal debt rating is a current  assessment of the  creditworthiness  of an obligor with  respect to a specific  obligation.
This  assessment  may  take  into  consideration  obligors  such as  guarantors, insurers, or lessees.

The debt rating is not a recommendation  to purchase,  sell, or hold a security, inasmuch  as it does  not  comment  as to  market  price  or  suitability  for a particular investor.  The ratings are based on current information  furnished by the issuer or  obtained by  Standard & Poor's  from other  sources it  considers reliable.  Standard & Poor's  does not perform an audit in  connection  with any rating and may,  on  occasion,  rely on  unaudited  financial  information.  The ratings may be changed,  suspended,  or  withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

     1.   Likelihood of default - capacity and  willingness of the obligor as to
          the  timely   payment  of  interest  and  repayment  of  principal  in
          accordance with the terms of the obligation.

     2.   Nature of and provisions of the obligation.

     3.   Protection  afforded by, and relative  position of, the  obligation in the event of bankruptcy,  reorganization,  or other  arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                INVESTMENT GRADE

AAA -     Debt rated 'AAA' has the highest rating assigned by Standard & Poor's.
          Capacity to pay interest and repay principal is extremely strong.

AA -      Debt rated 'AA' has a very strong  capacity to pay  interest and repay principal  and  differs  from the highest  rated  issues only in small degree.

A -       Debt  rated  'A' has a  strong  capacity  to pay  interest  and  repay principal  although it is  somewhat  more  susceptible  to the adverse effects of changes in circumstances and economic  conditions than debt in higher rated categories.

BBB -     Debt rated 'BBB' is  regarded  as having an  adequate  capacity to pay interest and repay principal.  Whereas it normally  exhibits  adequate
          protection   parameters,   adverse  economic  conditions  or  changing
          circumstances  are more  likely to lead to a weakened  capacity to pay interest and repay  principal for debt in this category than in higher rated categories.

                                SPECULATIVE GRADE

Debt rated 'BB',  'B', 'CCC',  'CC' and 'C' is regarded as having  predominantly speculative  characteristics  with respect to capacity to pay interest and repay principal.  'BB' indicates the least degree of speculation  and 'C' the highest.
While such debt will likely have some  quality and  protective  characteristics, these are outweighed by large  uncertainties  or major risk exposures to adverse conditions.

BB -      Debt rated 'BB' is less  vulnerable to default than other  speculative issues.  However, it faces major ongoing  uncertainties or exposure to adverse business,  financial,  or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

                                      A-1

B -       Debt rated 'B' has a greater vulnerability to default than obligations rated BB but currently has the capacity to meet interest  payments and
          principal  repayments.   Adverse  business,   financial,  or  economic
          conditions  will likely impair capacity or willingness to pay interest and repay principal.

CCC -     Debt rated 'CCC' is currently  vulnerable to default, and is dependent upon favorable  business,  financial,  and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business,  financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC -      Debt  rated  'CC'   typically  is  currently   highly   vulnerable  to
          nonpayment.

C -       Debt rated 'C'  signifies  that a bankruptcy  petition has been filed, but debt service payments are continued.

D -       Debt rated 'D' is in payment default.  The 'D' rating category is used when interest payments or principal  payments are not made on the date due  even if the  applicable  grace  period  has not  expired,  unless
          Standard & Poor's believes that such payments will be made during such grace  period.  The 'D' rating  also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                         MOODY'S LONG-TERM DEBT RATINGS

Aaa -     Bonds which are rated Aaa are judged to be of the best  quality.  They carry  the  smallest  degree  of  investment  risk  and are  generally referred to as "gilt  edged."  Interest  payments  are  protected by a large or by an  exceptionally  stable  margin and principal is secure.
          While the  various  protective  elements  are likely to  change,  such changes  as  can  be  visualized  are  most  unlikely  to  impair  the fundamentally strong position of such issues.

Aa -      Bonds  which are  rated Aa are  judged  to be of high  quality  by all standards.  Together  with  the  Aaa  group  they  comprise  what  are generally  known as high grade  bonds.  They are rated  lower than the best bonds because margins of protection may not be as large as in Aaa securities or  fluctuation  of  protective  elements may be of greater amplitude  or  there  may be other  elements  present  which  make the long-term risk appear somewhat larger than in Aaa securities.

A -       Bonds which are rated A possess many favorable  investment  attributes and are to be considered as upper-medium  grade  obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a  susceptibility  to impairment some time in the future.

Baa -     Bonds which are rated Baa are considered as  medium-grade  obligations
          (i.e., they are neither highly protected nor poorly secured). Interest payments and principal  security  appear  adequate for the present but
          certain    protective    elements   may   be   lacking   or   may   be
          characteristically  unreliable  over any great  length  of time.  Such bonds lack  outstanding  investment  characteristics  and in fact have speculative characteristics as well.

Ba -      Bonds  which are rated Ba are  judged  to have  speculative  elements;
          their future cannot be considered  well-assured.  Often the protection of interest and principal  payments may be very moderate,  and thereby not well  safeguarded  during both good and bad times over the future.
          Uncertainty of position characterizes bonds in this class.

B -       Bonds  which  are  rated  B  generally  lack  characteristics  of  the desirable investment.  Assurance of interest and principal payments or of  maintenance of other terms of the contract over any long period of time may be small.

Caa -     Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present  elements  of danger  with  respect to principal or interest.

                                      A-2

Ca -      Bonds which are rated Ca represent  obligations  which are speculative in a high  degree.  Such  issues  are often in  default  or have other marked shortcomings.

C -       Bonds  which  are rated C are the  lowest  rated  class of bonds,  and issues so rated can be regarded as having  extremely poor prospects of ever attaining any real investment standing.

                            STATE AND MUNICIPAL NOTES

Excerpts from Moody's, description of state and municipal note ratings:

MIG-1--   Notes  bearing  this  designation  are of the best  quality,  enjoying strong  protection  from  established  cash  flows of funds  for their servicing from  established and  board-based  access to the market for refinancing, or both.

MIG-2--   Notes bearing this  designation  are of high quality,  with margins of protection ample although not so large as in the preceding group.

MIG-3--   Notes  bearing this  designation  are of favorable  quality,  with all security  elements  accounted  for but  lacking  the  strength  of the preceding  grade.  Market access for  refinancing,  in particular,  is likely to be less well established.

               FITCH IBCA INFORMATION SERVICES, INC. BOND RATINGS

Fitch IBCA Information  Services,  Inc. ("Fitch")  investment grade bond ratings provide a guide to investors in determining  the credit risk  associated  with a particular  security.  The ratings represent Fitch's  assessment of the issuer's ability to meet the  obligations  of a specific debt issue or class of debt in a timely manner.

The  rating  takes  into  consideration  special  features  of  the  issue,  its relationship  to other  obligations of the issuer,  the current and  prospective financial  condition and operating  performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch  ratings do not  reflect  any credit  enhancement  that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same  rating are of similar  but not  necessarily  identical
credit  quality  since  the  rating   categories  do  not  fully  reflect  small
differences in the degrees of credit risk.

Fitch  ratings  are not  recommendations  to buy,  sell,  or hold any  security.
Ratings do not comment on the adequacy of market price,  the  suitability of any security for a particular  investor,  or the tax-exempt  nature or taxability of payments made in respect of any security.

Fitch ratings are based on information  obtained from issuers,  other  obligors, underwriters,  their  experts,  and other sources Fitch believes to be reliable.
Fitch  does not  audit or  verify  the truth or  accuracy  of such  information.
Ratings may be changed,  suspended,  or  withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA       Bonds   considered   investment  grade  and  representing  the  lowest
          expectation  of credit risk. The obligor has an  exceptionally  strong capacity for timely payment of financial commitments,  a capacity that is highly unlikely to be adversely affected by foreseeable events.

AA        Bonds  considered  investment  grade and of very high credit  quality.
          This rating  indicates a very strong  capacity  for timely  payment of financial commitments, a capacity that is not significantly vulnerable to foreseeable events.

                                      A-3

A         Bonds  considered  investment grade and representing a low expectation of credit  risk.  This rating  indicates a strong  capacity for timely payment of financial commitments.  This capacity may, nevertheless, be more  vulnerable to changes in economic  conditions  or  circumstances than long term debt with higher ratings.

BBB       Bonds  considered in the lowest  investment grade and indicateing that there is currently low  expectation  of credit risk.  The capacity for timely payment of financial  commitments is considered  adequate,  but adverse  changes in economic  conditions  and  circumstances  are more likely to impair this capacity.

BB        Bonds are considered speculative.  This rating indicates that there is a possibility of credit risk developing, particularly as the result of adverse  economic  changes over time;  however,  business or financial alternatives  may be available to allow  financial  commitments  to be met. Securities rated in this category are not investment grade.

B         Bonds are considered  highly  speculative.  This rating indicates that significant  credit  risk is present,  but a limited  margin of safety remains.  Financial  commitments  are  currently  being met;  however, capacity  for  continued  payment  is  contingent  upon  a  sustained, favorable business and economic environment.

CCC, CC   Bonds  are  considered  a  high  default   risk.  Default  is  a  real
and C     possibility.  Capacity  for meeting  financial  commitments  is solely reliant upon sustained, favorable business or economic developments. A
          'CC' rating indicates that default of some kind appears probable.  'C'
          rating signals imminent default.

DDD, DD   Bonds are  in default. Such bonds are not meeting  current obligations
and D     and are extremely speculative.  'DDD' designates the highest potential for recovery of amounts outstanding on any securities involved and 'D'
          represents the lowest potential for recovery.

                               SHORT-TERM RATINGS

                   STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's  ("S&P")commercial  paper rating is a current  assessment of the likelihood of timely payment of debt  considered  short-term in the relevant market.

Ratings are graded into several  categories,  ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

A-1  This highest category  indicates that the degree of safety regarding timely payment is strong.  Those issues  determined  to possess  extremely  strong safety characteristics are denoted with a plus sign (+) designation.

A-2  Capacity   for  timely   payment  on  issues  with  this   designation   is
     satisfactory.  However, the relative degree of safety is not as high as for issues designated 'A-1'.

A-3  Issues carrying this designation have adequate capacity for timely payment.
     They are,  however,  more  vulnerable to the adverse  effects of changes in circumstances than obligations carrying the higher designations.

B    Issues  rated 'B' are  regarded as having  only  speculative  capacity  for timely payment.

C    This  rating is assigned  to  short-term  debt  obligations  with  doubtful capacity for payment.

D    Debt rated 'D' is in payment default.  the 'D' rating category is used when interest payments or principal  payments are not made on the date due, even if the applicable  grace period has not expired,  unless  Standard & Poor's believes that such payments will be made during such grace period.

                                      A-4

                         STANDARD & POOR'S NOTE RATINGS

An S&P note rating reflects the liquidity factors and market-access risks unique to notes.  Notes  maturing  in three  years or less will  likely  receive a note rating.  Notes maturing  beyond three years will most likely receive a long-term debt rating.

     The following criteria will be used in making the assessment:

     1.   Amortization  schedule  - the larger the final  maturity  relative  to other  maturities,  the more  likely  the issue is to be  treated as a note.

     2.   Source of  payment - the more the issue  depends on the market for its refinancing, the more likely it is to be considered a note.

Note rating symbols and definitions are as follows:

SP-1      Strong  capacity to pay principal and interest.  Issues  determined to possess very strong capacity to pay principal and interest are given a plus (+) designation.

SP-2      Satisfactory  capacity  to  pay  principal  and  interest,  with  some vulnerability to adverse  financial and economic changes over the term of the notes.

SP-3      Speculative capacity to pay principal and interest.

                           MOODY'S SHORT-TERM RATINGS

Moody's  short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations.  These obligations have an original maturity not exceeding one year, unless  explicitly noted.  Moody's employs the following three designations,  all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or supporting  institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be  evidenced  by the  following  characteristics:  (I) leading  market positions  in well  established  industries,  (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset  protection,  (IV) broad  margins in  earnings  coverage of fixed  financial  charges  and  high  internal  cash  generation,  and (V)  well established  access to a range of  financial  markets  and  assured  sources  of alternative liquidity.

Issuers rated Prime-2 (or supporting  institutions)  have a strong  capacity for repayment of short-term promissory obligations.  This will normally be evidenced by many of the  characteristics  cited above,  but to a lesser degree.  Earnings trends and  coverage  ratios,  while sound,  will be more subject to  variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting  institutions) have an acceptable  capacity for  repayment  of  short-term  promissory  obligations.  The effect of industry characteristics  and market  composition may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements  and may  require  relatively  high  financial  leverage.  Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the prime rating categories.

                                      A-5

                              MOODY'S NOTE RATINGS

MIG 1/
VMIG 1    This  designation  denotes  best  quality.  There  is  present  strong protection by established cash flows,  superior  liquidity  support or demonstrated broad based access to the market for refinancing.

MIG 2/
VMIG 2    This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/
VMIG 3    This designation denotes favorable quality.  All security elements are accounted  for but there is lacking  the  undeniable  strength  of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/
VMIG 4    This  designation   denotes  adequate  quality.   Protection  commonly
          regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG        This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

                           FITCH'S SHORT-TERM RATINGS

Fitch's  short-term ratings apply to debt obligations that are payable on demand or have original  maturities of up to three years,  including  commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The  short-term  rating places greater  emphasis than a long-term  rating on the existence of liquidity  necessary to meet the issuer's  obligations  in a timely manner.

     F-1+ Exceptionally  strong credit quality.  Issues assigned this rating are regarded  as having  the  strongest  degree of  assurance  for  timely payment.

     F-1  Very strong credit  quality.  Issues  assigned this rating  reflect an assurance of timely  payment only  slightly less in degree than issues rated F-1+.

     F-2  Good credit  quality.  Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

                                      A-6

                                   APPENDIX B

                        PROXY VOTING GUIDELINES SUMMARIES

GARTMORE MUTUAL FUNDS CAPITAL TRUST
GENERAL

     The Boards of Trustees of the Funds has confirmed the continued  delegation of the  authority  to  vote  proxies  relating  to the  securities  held  in the portfolios of the Funds to the Fund's investment adviser or sub-adviser,  as the case may be,  after each such Board  reviewed  and  considered  the proxy voting policies and procedures used by each of the investment advisers and sub-advisers of the Funds, some of which advisers and sub-advisers use an independent service provider, as described below.

     Gartmore Mutual Fund Capital Trust. ( "Gartmore") is an investment  adviser that is registered with the U.S.  Securities and Exchange Commission (the "SEC")
pursuant to the  Investment  Advisers  Act of 1940,  as amended  (the  "Advisers
Act").  Gartmore  provides  investment  advisory  services  to various  types of clients, including registered and unregistered investment companies,  collective trusts,  institutional  separate  accounts,  wrap  accounts,  insurance  general
accounts,   charitable   endowments,   Taft-Hartley  Act  plans,   ERISA  plans,
state-sponsored funds, managed separate accounts,  and individuals  (hereinafter referred to collectively as the "Clients").

     Voting proxies that are received in connection  with  underlying  portfolio securities held by Clients is an important  element of the portfolio  management services that Gartmore performs for Clients.  Gartmore's goal in performing this service is to make proxy voting decisions: (i) to vote or not to vote proxies in a manner that serves the best economic  interests of advisory clients;  and (ii)
that avoid the  influence  of conflicts  of  interest.  To implement  this goal,
Gartmore  has adopted  proxy  voting  guidelines  (the  "Gartmore  Proxy  Voting
Guidelines")  to  assist  Gartmore  in  making  proxy  voting  decisions  and in developing  procedures for effecting those decisions.  The Gartmore Proxy Voting
Guidelines  are designed to ensure that where Gartmore has the authority to vote proxies, all legal, fiduciary, and contractual obligations will be met.

     The Gartmore  Proxy Voting  Policies  address a wide variety of  individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures and the election of directors, executive and director compensation,  reorganizations,  mergers, and various shareholder proposals. The proxy voting  records of the Funds are  available to  shareholders  on the SEC's website.

HOW PROXIES ARE VOTED

     Gartmore has delegated to Institutional  Shareholder  Services ("ISS"),  an
independent  service  provider,  the  administration  of proxy voting for Client portfolio securities directly managed by Gartmore.  ISS, a Delaware corporation, provides  proxy-voting  services  to many asset  managers on a global  basis.  A committee  of  Gartmore  personnel  has  reviewed,  and will  continue to review annually,  Gartmore's relationship with ISS and the quality and effectiveness of the various services provided by ISS.

     Specifically,  ISS  assists  Gartmore  in the proxy  voting  and  corporate governance  oversight  process by developing  and updating the "ISS Proxy Voting
Guidelines,"  which are incorporated into the Gartmore Proxy Voting  Guidelines, and  by  providing  research  and  analysis,  recommendations  regarding  votes, operational implementation, and recordkeeping and reporting services. Gartmore's decision to retain ISS is based  principally  on the view that the services that
ISS provides,  subject to oversight by Gartmore,  generally will result in proxy voting  decisions which serve the best economic  interests of Clients.  Gartmore has reviewed,  analyzed, and determined that the ISS Proxy Voting Guidelines are consistent  with the views of Gartmore on the various types of proxy  proposals.
When the ISS Proxy Voting Guidelines do not cover a specific proxy issue and ISS does not  provide  a  recommendation:  (i) ISS will  notify  Gartmore;  and (ii)
Gartmore will use its best judgment in voting  proxies on behalf of the Clients.
A summary of the ISS Proxy Voting Guidelines is set forth below.

                                      B-1

CONFLICTS OF INTEREST

     Gartmore  and  its  subsidiaries  do  not  engage  in  investment  banking, administration  or  management  of  corporate  retirement  plans,  or any  other activity that is likely to create a potential conflict of interest. In addition, because Client proxies are voted by ISS pursuant to the pre-determined ISS Proxy
Voting Guidelines,  Gartmore generally does not make an actual  determination of how to vote a particular proxy, and,  therefore,  proxies voted on behalf of the
Clients do not reflect any  conflict of  interest.  Nevertheless,  the  Gartmore
Proxy Voting  Guidelines  address the possibility of such a conflict of interest arising.

     The Gartmore Proxy Voting Guidelines provide that, if a proxy proposal were to create a conflict of interest  between the interests of a Client and those of
Gartmore  (or  between  a  Client  and  those of any of  Gartmore's  affiliates, including Gartmore Distribution Services, Inc., and Nationwide),  then the proxy should be voted  strictly  in  conformity  with the  recommendation  of ISS.  To monitor  compliance  with this policy,  any proposed or actual  deviation from a recommendation  of ISS must be reported to the chief counsel for  Gartmore.  The chief counsel for Gartmore then will provide  guidance  concerning  the proposed deviation and whether a deviation  presents any potential  conflict of interest.
If Gartmore then casts a proxy vote that  deviates  from an ISS  recommendation, the affected  Client (or other  appropriate  Client  authority)  will be given a report of this deviation.

CIRCUMSTANCES UNDER WHICH PROXIES WILL NOT BE VOTED

     Gartmore, through ISS, shall attempt to process every vote for all domestic and foreign proxies that Gartmore receives; however, there may be cases in which
Gartmore will not process a proxy because it is  impractical or too expensive to do so. For  example,  Gartmore  will not  process a proxy in  connection  with a foreign  security if the cost of voting a foreign proxy outweighs the benefit of voting the  foreign  proxy,  when  Gartmore  has not been given  enough  time to process the vote, or when a sell order for the foreign  security is  outstanding and proxy voting would impede the sale of the foreign security.  Also,  Gartmore generally  will not seek to recall  the  securities  on loan for the  purpose of voting the securities.

DELEGATION OF PROXY VOTING TO SUB-ADVISERS TO FUNDS

     For  any  Fund,  or  portion  of a  Fund  that  is  directly  managed  by a sub-adviser  (other than  Gartmore),  the Trustees of the Fund and Gartmore have delegated  proxy voting  authority to that  sub-adviser.  Each  sub-adviser  has provided  its proxy  voting  policies  to the Board of  Trustees of the Fund and
Gartmore  for their  respective  review  and these  proxy  voting  policies  are described  below.  Each  sub-adviser  is required (1) to represent  quarterly to
Gartmore that all proxies of the Fund(s) advised by this  sub-adviser were voted in  accordance  with the  sub-adviser's  proxy  voting  policies  as provided to
Gartmore  and (2) to confirm  that there  have been no  material  changes to the sub-adviser's proxy voting policies.

INSTITUTIONAL SHAREHOLDER SERVICES ("ISS")

1.   AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:

     o    An  auditor  has a  financial  interest  in or  association  with  the company, and is therefore not independent
     o    Fees for non-audit services are excessive, or
     o    There is reason to believe that the  independent  auditor has rendered an opinion which is neither  accurate nor  indicative of the company's financial position.

2.   BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS
Votes on director nominees should be made on a CASE-BY-CASE basis, examining the
following  factors:   independence  of  the  board  and  key  board  committees, attendance at board meetings, corporate governance

                                      B-2

provisions and takeover activity, long-term company performance,  responsiveness to  shareholder  proposals,  any  egregious  board  actions,  and any  excessive non-audit fees or other potential auditor conflicts.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD
Vote AGAINST proposals to classify the board.
Vote FOR  proposals  to repeal  classified  boards  and to elect  all  directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)
Vote on a CASE-BY-CASE basis shareholder  proposals requiring that the positions of chairman and CEO be held  separately.  Because some companies have governance structures in place that  counterbalance  a combined  position,  certain factors should be taken into  account  in  determining  whether  the  proposal  warrants support.  These  factors  include  the  presence of a lead  director,  board and committee independence,  governance guidelines,  company performance, and annual review by outside directors of CEO pay.

MAJORITY  OF  INDEPENDENT   DIRECTORS/ESTABLISHMENT   OF  COMMITTEES   VOTE  FOR
SHAREHOLDER PROPOSALS ASKING THAT A MAJORITY OR MORE OF DIRECTORS BE INDEPENDENT
UNLESS THE BOARD  COMPOSITION  ALREADY  MEETS THE  PROPOSED  THRESHOLD  BY ISS'S
DEFINITION OF INDEPENDENCE.

VOTE FOR SHAREHOLDER  PROPOSALS  ASKING THAT BOARD AUDIT,  COMPENSATION,  AND/OR
NOMINATING  COMMITTEES ARE COMPOSED EXCLUSIVELY OF INDEPENDENT DIRECTORS IF THEY
CURRENTLY DO NOT MEET THAT STANDARD.

3.   SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT
Vote  AGAINST  proposals  to restrict or  prohibit  shareholder  ability to take action by written consent.

Vote FOR  proposals  to allow  or make  easier  shareholder  action  by  written consent.

Shareholder Ability to Call Special Meetings
Vote  AGAINST  proposals  to restrict or  prohibit  shareholder  ability to call special meetings.

Vote FOR proposals that remove  restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS
Vote AGAINST proposals to require a supermajority shareholder vote.

VOTE FOR PROPOSALS TO LOWER SUPERMAJORITY VOTE REQUIREMENTS.

CUMULATIVE VOTING
Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit  cumulative  voting on a CASE-BY-CASE  basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING
Vote FOR shareholder  proposals  requesting that corporations adopt confidential voting,  use  independent  vote  tabulators  and use  independent  inspectors of election,  as long as the proposal  includes a provision  for proxy  contests as follows: In the case of a contested election,  management should be permitted to request that the dissident group honor its  confidential  voting policy.  If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

                                      B-3

4.   PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS
Votes in a contested  election of directors  must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's  track record,  qualifications  of director nominees (both slates), and an evaluation of what each side is offering shareholders.

REIMBURSING PROXY SOLICITATION EXPENSES
Vote  CASE-BY-CASE.  Where ISS  recommends in favor of the  dissidents,  we also recommend voting for reimbursing proxy solicitation expenses.

5.   POISON PILLS

Vote FOR shareholder  proposals that ask a company to submit its poison pill for shareholder  ratification.  Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's  poison pill and  management  proposals to ratify a poison pill.

6.   MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness  opinion,  pricing,  strategic  rationale,  and the  negotiating process.

7.   REINCORPORATION PROPOSALS

PROPOSALS TO CHANGE A COMPANY'S STATE OF INCORPORATION  SHOULD BE EVALUATED ON A
CASE-BY-CASE  BASIS,  GIVING  CONSIDERATION  TO  BOTH  FINANCIAL  AND  CORPORATE
GOVERNANCE CONCERNS, INCLUDING THE REASONS FOR REINCORPORATING,  A COMPARISON OF
THE GOVERNANCE PROVISIONS, AND A COMPARISON OF THE JURISDICTIONAL LAWS. VOTE FOR
REINCORPORATION  WHEN THE  ECONOMIC  FACTORS  OUTWEIGH  ANY  NEUTRAL OR NEGATIVE
GOVERNANCE CHANGES.

8.   CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION
Votes on proposals  to increase the number of shares of common stock  authorized for issuance are determined on a CASE-BY-CASE  basis using a model  developed by
ISS.

Vote AGAINST  proposals at  companies  with  dual-class  capital  structures  to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve  increases  beyond the  allowable  increase when a company's  shares are in danger of being  delisted or if a company's  ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK
Vote  AGAINST  proposals  to create a new class of common  stock  with  superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting  common stock if:

     o    It is intended for  financing  purposes with minimal or no dilution to current shareholders
     o    It is not  designed  to  preserve  the  voting  power of an insider or significant shareholder

9.   EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation  plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of  shareholder  wealth  (the dollar cost of pay plans to  shareholders instead  of  simply  focusing  on voting  power  dilution).  Using the  expanded compensation  data disclosed

                                      B-4

under the SEC's rules,  ISS will value every award type. ISS will include in its analyses an  estimated  dollar  cost for the  proposed  plan and all  continuing plans. This cost, dilution to shareholders'  equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power.  Once ISS  determines  the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly  permit repricing or where the company has a history of repricing without shareholder approval.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS
Votes on management  proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

     o    Historic trading patterns
     o    Rationale for the repricing
     o    Value-for-value exchange
     o    Option vesting
     o    Term of the option
     o    Exercise price
     o    Participation

EMPLOYEE STOCK PURCHASE PLANS
Votes on employee  stock  purchase  plans should be determined on a CASE-BY-CASE basis. Vote FOR employee stock purchase plans where all of the following apply:

     o    Purchase price is at least 85 percent of fair market value
     o    Offering period is 27 months or less, and
     o    Potential voting power dilution is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite  conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION
Vote on a  CASE-BY-CASE  basis for all  other  shareholder  proposals  regarding executive and director pay, taking into account company  performance,  pay level versus peers, pay level versus industry, and long term corporate outlook.

10.  SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment  and energy,  general  corporate  issues,  labor standards and human rights, military business, and workplace diversity.

In general,  vote  CASE-BY-CASE.  While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations  focuses on how the proposal will enhance the economic value of the company.

                                      B-5

                                   APPENDIX C

                                PORTFOLIO MANAGER

INVESTMENTS IN EACH FUND

Name of Portfolio Manager    Fund Name                Dollar Range of
                                                      Investments in the Fund as
                                                      of June 30, 2006

Joseph Cerniglia             Gartmore Hedged Core     None
                             Equity Fund

DESCRIPTION OF COMPENSATION STRUCTURE

Gartmore Mutual Funds Capital Trust ("Gartmore"):

     Gartmore  uses a  compensation  structure  that is  designed to attract and retain high-caliber investment professionals. Portfolio managers are compensated based primarily on the scale and complexity of their portfolio  responsibilities and the total return  performance of mutual funds, other managed pooled vehicles and  managed  separate  accounts  over  which they have  responsibility,  versus appropriate  peer  groups and  benchmarks.  Portfolio  manager  compensation  is reviewed  annually and may be modified at any time as  appropriate to adjust the factors used to determine bonuses or other compensation components.

     Each  portfolio  manager is paid a base  salary that  Gartmore  believes is industry  competitive  in  light  of  the  portfolio  manager's  experience  and responsibility.  In addition,  each portfolio  manager is eligible to receive an annual cash bonus that is derived from both  quantitative  and  non-quantitative factors. Quantitative factors include fund/account performance and the financial performance of Gartmore or its parent company. The performance of the investment companies and other  accounts  each  portfolio  manager  manages has a paramount impact on such person's  compensation.  For equity funds, pre-tax performance is measured, on a one-year basis, for each of the previous three calendar years, as compared  to each such  fund's or  account's  stated  benchmark  index.  Pre-tax investment  performance  of most  fixed-income  portfolio  managers  is measured against a fund's stated  benchmark over various time periods (e.g., on a one- or three-year  basis,  etc.).  Additionally,  mutual fund  performance  is measured against industry peer group rankings, which may provide performance rankings for both shorter  periods as well as blended  rankings for longer term  performance.
Gartmore  uses this dual  approach in order to create  incentives  for portfolio managers to sustain  favorable  results from one year to the next, and to reward managers  for  performance  that has  improved  considerably  during  the recent period.  Less significant in annual  compensation  determinations are subjective factors as  identified  by  Gartmore's  Chief  Investment  Officer or such other managers as may be appropriate.

     The bonus determination components apply on an aggregate basis with respect
to  all  accounts  managed  by  a  particular   portfolio   manager,   including
unregistered   pooled  investment  vehicles  and  separate  investment  advisory accounts. The compensation of portfolio managers with other job responsibilities
(such as managerial, providing analytical support for other accounts, etc.) will include  consideration of the scope of such  responsibilities  and the managers'
performance  in meeting  them.  Funds and accounts  that have  performance-based
advisory  fees  are  not  accorded  disproportionate   weightings  in  measuring
aggregate portfolio manager performance.

     Annual  bonuses may vary  significantly  from one year to the next based on all of these  factors.  High  performing  portfolio  managers may receive annual bonuses  that  constitute  a  substantial  portion  of  their  respective  total compensation.

     Portfolio  managers  also may be  awarded  unregistered  restricted  equity interests in a related  Gartmore  entity that  typically  vest over time and are designed to create  incentives  to retain key talent and,  with the exception of personnel of Gartmore Global  Partners  (which is based in the United  Kingdom), they are eligible to participate in a non-qualified  deferred  compensation plan sponsored by Nationwide Mutual Life Insurance Company, Gartmore's

                                      C-1

ultimate parent company.  Such plan affords  participating  U.S.-based employees the  tax  benefits  of  deferring  the  receipt  of  a  portion  of  their  cash compensation.  Portfolio  managers  also may  participate  in benefit  plans and programs available generally to all Gartmore employees.

OTHER MANAGED ACCOUNTS

     The following chart summarizes  information  regarding  accounts other than
the  Fund  for  which  the   portfolio   manager   has   day-to-day   management
responsibilities.  Accounts are grouped into the following three categories: (1)
mutual funds; (2) other pooled investment vehicles;  and (3) other accounts.  To the  extent  that any of these  accounts  pay  advisory  fees  that are based on account performance ("performance-based fees"), information on those accounts is provided separately.

-------------------------- -----------------------------------------------------
                           Number of Accounts Managed by Each Portfolio Manager
Name of Portfolio Manager  and Total Assets by Category as of June 30, 2006
-------------------------- -----------------------------------------------------

-------------------------- -----------------------------------------------------
Joseph A. Cerniglia        Mutual Funds: 2 accounts, $2,926,934,363 total assets
                           Other Pooled Investment
                           Vehicles: 7 accounts, $2,540,156,465 billion total
                           assets
                           Other Accounts:  3 accounts, $52,393,102 million
                           total assets ($2,540,154,560 billion total assets
                           for which advisory fee is based on performance)
-------------------------- -----------------------------------------------------

POTENTIAL CONFLICTS OF INTEREST

Gartmore Mutual Fund Capital Trust ("Gartmore"):

     It is possible that conflicts of interest may arise in connection  with the portfolio  managers'  management of the Funds on the one hand and other accounts for which the portfolio  manager is  responsible  on the other.  For example,  a portfolio manager may have conflicts of interest in allocating  management time, resources  and  investment  opportunities  among the Fund and other  accounts he advises.  In  addition,  due to  differences  in the  investment  strategies  or restrictions  between the Fund and the other accounts,  a portfolio  manager may take action with  respect to another  account that differs from the action taken with respect to the Fund.  In some cases,  another  account  managed by the same portfolio  manager  may  compensate  Gartmore  or its  affiliates  based  on the performance  of the  portfolio  held by that  account.  The  existence of such a performance-based  fee may  create  additional  conflicts  of  interest  for the portfolio manager in the allocation of management time, resources and investment opportunities.  Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all  interested  persons.  The Trust has adopted  policies  that are designed to eliminate or minimize conflicts of interest, although there is no guarantee that procedures  adopted under such policies will detect each and every  situation in which a conflict arises.

                                      C-2

             THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-08495

                       STATEMENT OF ADDITIONAL INFORMATION

                               September 29, 2006

                              GARTMORE MUTUAL FUNDS

GARTMORE SMALL CAP GROWTH OPPORTUNITIES FUND
GARTMORE SMALL CAP VALUE FUND

     Gartmore  Mutual Funds (the  "Trust"),  a Delaware  statutory  trust,  is a registered  open-end,  management  investment company currently consisting of 50 series.  This Statement of Additional  Information  relates to two series of the
Trust referenced above (each, a "Fund", or collectively, the "Funds").

     This  Statement  of  Additional  Information  is  not a  prospectus  but is incorporated  by reference into the prospectus for the Gartmore Small Cap Growth
Opportunities  Fund and the Gartmore  Small Cap Value Fund dated  September  29,
2006 (the  "Prospectus").  It  contains  information  in addition to and in more detail than that set forth in the  Prospectus  and should be read in conjunction with the Prospectus.

     Terms not defined in this  Statement  of  Additional  Information  have the meanings assigned to them in the Prospectus. The Prospectus may be obtained from
Gartmore Funds, P.O. Box 182205,  Columbus, Ohio 43218-2205,  or by calling toll free 800-848-0920.

                                       ii

GENERAL INFORMATION AND HISTORY

     Gartmore  Mutual  Funds (the  "Trust"),  formerly  Nationwide  Mutual Funds
(until January 25, 2002) and Nationwide Investing Foundation III (until March 1,
2000),  is an open-end  management  investment  company formed under the laws of
Delaware by Declaration of Trust dated February 28, 2005. The Trust,  originally organized as an Ohio business  trust under the laws of Ohio by a Declaration  of
Trust dated October 30, 1997, redomesticated as a Delaware statutory trust on or about February 28, 2005 in a reorganization approved by vote of the shareholders of the Ohio business trust in a  shareholders'  meeting on December 23, 2004. In the  reorganization the Ohio business trust transferred all of its assets to the
Trust in exchange for shares of the Trust and  assumption by the Trust of all of the liabilities of the Ohio business trust.  The Trust currently  consists of 50 separate series, each with its own investment objective.

     Each Fund is a diversified fund as defined in the Investment Company Act of
1940, as amended (the "1940 Act").

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

     The  Funds  invest  in a  variety  of  securities  and  employ a number  of investment techniques, which involve certain risks. The Prospectus for the Funds highlights the principal investment strategies, investment techniques and risks.
This Statement of Additional Information ("SAI") contains additional information regarding  both the principal  and  non-principal  investment  strategies of the
Funds.

     The  following   table  sets  forth   additional   information   concerning
permissible  investments  and  techniques  for  the  Fund.  A "Y" in  the  table indicates that the Fund may invest in or follow the corresponding  instrument or technique.  An empty box indicates that the Fund does not intend to invest in or follow the corresponding  instrument or technique.  Please review the discussion in the Prospectus for further  information  regarding the investment  objectives and policies of each Fund.

-------------------------------------------------- -------------  ----------
                                                   Gartmore
                                                   Small Cap      Gartmore
                                                   Growth         Small Cap
                                                   Opportunities  Value
                                                   Fund           Fund
         Type of Investment or Technique
-------------------------------------------------- -------------  ----------
U.S. common stocks                                 Y              Y
-------------------------------------------------- -------------  ----------
Preferred stocks                                   Y              Y
-------------------------------------------------- -------------  ----------
Small company stocks                               Y              Y
-------------------------------------------------- -------------  ----------
Special situation companies                        Y              Y
-------------------------------------------------- -------------  ----------
Illiquid securities                                Y              Y
-------------------------------------------------- -------------  ----------
Restricted securities                              Y              Y
-------------------------------------------------- -------------  ----------
When-issued / delayed-delivery securities          Y              Y
-------------------------------------------------- -------------  ----------
Investment companies                               Y              Y
-------------------------------------------------- -------------  ----------
Real estate investment trusts (REITS)              Y              Y
-------------------------------------------------- -------------  ----------
Securities of foreign issuers                      Y              Y
-------------------------------------------------- -------------  ----------
Depositary receipts                                Y              Y
-------------------------------------------------- -------------  ----------
Securities  from  developing   countries/emerging  Y              Y
markets
-------------------------------------------------- -------------  ----------

                                       1

-------------------------------------------------- -------------  ----------
Convertible securities                             Y              Y
-------------------------------------------------- -------------  ----------
Long-term debt
-------------------------------------------------- -------------  ----------
Long-term  debt when  originally  issued but with
397 days or less remaining to maturity
-------------------------------------------------- -------------  ----------
Short-term debt                                    Y              Y
-------------------------------------------------- -------------  ----------
Floating and variable rate securities              Y              Y
-------------------------------------------------- -------------  ----------
Zero coupon securities
-------------------------------------------------- -------------  ----------
Pay-in-kind bonds
-------------------------------------------------- -------------  ----------
Deferred payment securities
-------------------------------------------------- -------------  ----------
Non-investment grade debt
-------------------------------------------------- -------------  ----------
Loan participations and assignments                Y              Y
-------------------------------------------------- -------------  ----------
Sovereign debt (foreign) (denominated in U.S. $)
-------------------------------------------------- -------------  ----------
Foreign commercial paper (denominated in U.S. $)
-------------------------------------------------- -------------  ----------
Duration
-------------------------------------------------- -------------  ----------
U.S. government securities                         Y              Y
-------------------------------------------------- -------------  ----------
Money market instruments                           Y              Y
-------------------------------------------------- -------------  ----------
Mortgage-backed securities
-------------------------------------------------- -------------  ----------
Stripped mortgage securities
-------------------------------------------------- -------------  ----------
Collateralized mortgage obligations
-------------------------------------------------- -------------  ----------
Mortgage dollar rolls
-------------------------------------------------- -------------  ----------
Asset-backed securities
-------------------------------------------------- -------------  ----------
Bank and/or Savings and Loan obligations
-------------------------------------------------- -------------  ----------
Repurchase agreements                              Y              Y
-------------------------------------------------- -------------  ----------
Derivatives                                        Y              Y
-------------------------------------------------- -------------  ----------
Reverse repurchase agreements                      Y              Y
-------------------------------------------------- -------------  ----------
Warrants                                           Y              Y
-------------------------------------------------- -------------  ----------
Futures                                            Y              Y
-------------------------------------------------- -------------  ----------
Options                                            Y              Y
-------------------------------------------------- -------------  ----------
Foreign currencies                                 Y              Y
-------------------------------------------------- -------------  ----------
Forward currency contracts                         Y              Y
-------------------------------------------------- -------------  ----------
Borrowing money                                    Y              Y
-------------------------------------------------- -------------  ----------
Lending portfolio securities                       Y              Y
-------------------------------------------------- -------------  ----------
Investment of securities lending collateral        Y              Y
-------------------------------------------------- -------------  ----------
Short sales                                        Y              Y
-------------------------------------------------- -------------  ----------
Participation interests
-------------------------------------------------- -------------  ----------
Swap agreements
-------------------------------------------------- -------------  ----------
Credit default swaps
-------------------------------------------------- -------------  ----------

                                       2

-------------------------------------------------- -------------  ----------
Wrap contracts
-------------------------------------------------- -------------  ----------
Indexed securities                                 Y              Y
-------------------------------------------------- -------------  ----------
Strip bonds
-------------------------------------------------- -------------  ----------
Put bonds
-------------------------------------------------- -------------  ----------
Private activity and industrial development bonds
-------------------------------------------------- -------------  ----------
Custodial receipts
-------------------------------------------------- -------------  ----------
Nationwide contract
-------------------------------------------------- -------------  ----------
Extendable commercial notes
-------------------------------------------------- -------------  ----------
Standby commitment agreements
-------------------------------------------------- -------------  ----------
Municipal securities
-------------------------------------------------- -------------  ----------
Equity linked notes
-------------------------------------------------- -------------  ----------

DESCRIPTION OF PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

REPURCHASE AGREEMENTS

     In connection with the purchase of a repurchase agreement from member banks of the Federal  Reserve  System or certain  non-bank  dealers by the Funds,  the
Funds'  custodian,  or a subcustodian,  will have custody of, and will hold in a segregated  account,  securities  acquired  by  the  Funds  under  a  repurchase agreement.  Repurchase  agreements  are  contracts  under  which  the buyer of a security  simultaneously  commits  to resell  the  security  to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the  Securities  and Exchange  Commission  (the "SEC") to be loans by the Funds.
Repurchase agreements may be entered into with respect to securities of the type in which the  Funds may  invest or  government  securities  regardless  of their remaining  maturities,  and will require that additional securities be deposited with the  Funds'  custodian  or  subcustodian  if the  value  of the  securities purchased  should  decrease  below their  resale  price.  Repurchase  agreements involve  certain risks in the event of default or insolvency by the other party, including  possible delays or restrictions upon the Funds' ability to dispose of the underlying  securities,  the risk of a possible  decline in the value of the underlying  securities  during  the period in which the Funds seek to assert its rights to them, the risk of incurring  expenses  associated with asserting those rights  and the risk of losing  all or part of the  income  from the  repurchase agreement.  The Funds'  adviser or subadviser  reviews the  creditworthiness  of those banks and  non-bank  dealers  with which the Fund  enters into  repurchase agreements to evaluate these risks.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS

     When  securities  are purchased on a  "when-issued"  basis or purchased for delayed  delivery,  then payment and delivery occur beyond the normal settlement date at a stated  price and  yield.  When-issued  transactions  normally  settle within  45 days.  The  payment  obligation  and the  interest  rate that will be received on  when-issued  securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a  when-issued  or  delayed-delivery  basis,  the  yields  obtained  on  such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The greater the
Funds' outstanding commitments for these securities, the greater the exposure to potential  fluctuations  in  the  net  asset  value  of  the  Funds.  Purchasing when-issued or delayed-delivery  securities may involve the additional risk that the yield or market price  available in the market when the delivery  occurs may be  higher  or the  market  price  lower  than  that  obtained  at the  time  of commitment.

     If the Funds agree to purchase when-issued or delayed-delivery  securities, to the extent  required by the SEC,  its  custodian  will set aside  permissible liquid  assets equal to the amount of the  commitment  in a segregated  account.
Normally,  the  custodian  will set  aside  portfolio  securities  to  satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place  additional  assets in the segregated  account in order to ensure that the value of the  segregated  account  remains  equal to the  amount  of the  Funds'
commitment. It may be expected

                                       3

that the Funds' net assets will fluctuate to a greater degree when it sets aside portfolio  securities to cover such purchase commitments than when it sets aside cash.  In  addition,  because the Funds will set aside cash or liquid  portfolio securities to satisfy its purchase  commitments in the manner  described  above, the Funds'  liquidity  and the ability of its adviser or subadviser to manage it might be  affected  in the  event  its  commitments  to  purchase  "when-issued"
securities ever exceed 25% of the value of its total assets. Under normal market
conditions,   however,  the  Funds'  commitment  to  purchase  "when-issued"  or
"delayed-delivery"  securities  will not  exceed  25% of the  value of its total assets. When the Funds engage in when-issued or  delayed-delivery  transactions, it relies on the other party to consummate  the trade.  Failure of the seller to do so may result in the Funds  incurring  a loss or missing  an  opportunity  to obtain a price considered to be advantageous.

LENDING PORTFOLIO SECURITIES

     The  Funds may lend  their  respective  portfolio  securities  to  brokers, dealers and other financial institutions,  provided it receives collateral, with respect to the loan of U.S.  securities,  equal to at least 102% of the value of the portfolio  securities loaned, and with respect to each such loan of non-U.S.
securities, collateral of at least 105% of the value of the portfolio securities loaned, and at all times thereafter shall require the borrower to mark to market such  collateral  on a daily basis so that the market  value of such  collateral does not fall below  100% of the market  value of the  portfolio  securities  so loaned. By lending its portfolio securities, the Funds can increase their income through the investment of the cash collateral.  For the purposes of this policy, the Funds considers collateral consisting of cash, U.S. government securities or letters of credit issued by qualified banks whose  securities meet the standards for investment by the Funds to be the equivalent of cash. From time to time, the
Funds may return to the  borrower or a third party  which is  unaffiliated  with them, and which is acting as a "placing  broker," a part of the interest  earned from the investment of collateral received for securities loaned.

     The SEC  currently  requires  that  the  following  conditions  must be met whenever  portfolio  securities  are loaned:  (1) the Fund must receive at least
100%  collateral  of the type  discussed  in the  preceding  paragraph  from the borrower;  (2) the borrower must increase  such  collateral  whenever the market value of the securities loaned rises above the level of such collateral; (3) the
Funds must be able to terminate the loan at any time; (4) the Funds must receive reasonable  interest on the loan,  as well as any  dividends,  interest or other distributions  payable  on the loaned  securities,  and any  increase  in market value;  (5) the Funds may pay only reasonable  custodian fees in connection with the loan;  and (6) while any voting rights on the loaned  securities may pass to the  borrower,  the Funds' Board of Trustees  must be able to terminate the loan and  regain  the right to vote the  securities  if a  material  event  adversely affecting  the  investment  occurs.  These  conditions  may be subject to future modification.  Loan agreements  involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the
Funds' ability to recover the loaned securities or dispose of the collateral for the loan.

INVESTMENT OF SECURITIES LENDING COLLATERAL

     The cash  collateral  received  from a  borrower  as a result of the Funds'
securities  lending  activities  will  be  used to  purchase  both  fixed-income securities and other securities with debt-like characteristics that are rated A1 or P1 on a fixed rate or  floating  rate  basis,  including:  bank  obligations;
commercial  paper;  investment  agreements,  funding  agreements,  or guaranteed investment  contracts entered into with, or guaranteed by an insurance  company;
loan participations; master notes; medium term notes; repurchase agreements; and
U.S.  government  securities.  Except  for the  investment  agreements,  funding agreements  or  guaranteed  investment  contracts  guaranteed  by  an  insurance company,  master notes, and medium term notes (which are described below), these types of  investments  are  described  elsewhere in the  Statement of Additional
Information.  Collateral  may  also be  invested  in a money  market  investment company or short-term collective investment trust.

     Investment  agreements,   funding  agreements,   or  guaranteed  investment
contracts  entered  into  with,  or  guaranteed  by  an  insurance  company  are agreements where an insurance  company either provides for the investment of the
Fund's  assets or may  provide  for a minimum  guaranteed  rate of return to the investor.

     Master notes are promissory  notes issued usually with large,  creditworthy broker-dealers  on either a fixed rate or floating rate basis.  Master notes may or may not be  collateralized  by underlying  securities.  If the master note is issued by an  unrated  subsidiary  of a  broker-dealer,  then the  unconditional guarantee is provided by the issuer's parent.

                                       4

     Medium-term  notes  are  unsecured,  continuously  offered  corporate  debt obligations.  Although medium-term notes may be offered with a maturity from one to ten years, in the context of securities lending  collateral,  the maturity of the medium-term note will not generally exceed two years.

INDEXED SECURITIES

     The Funds may invest in securities  whose potential  return is based on the change  in  particular  measurements  of  value  or rates  (an  "index").  As an illustration,  the Funds may invest in a debt  security  that pays  interest and returns  principal  based on the change in the value of a securities  index or a basket of securities.  If the Funds invest in such securities, it may be subject to reduced or eliminated  interest payments or loss of principal in the event of an adverse movement in the relevant index.

SMALL COMPANY AND EMERGING GROWTH STOCKS

     Investing in  securities  of  small-sized,  including  micro-capitalization companies  and  emerging  growth  companies,  may  involve  greater  risks  than investing  in the  stocks  of  larger,  more  established  companies,  including possible  risk  of  loss.  Also,  because  these  securities  may  have  limited marketability, their prices may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized and emerging growth  companies  normally have fewer shares  outstanding  than larger companies,  it may be  more  difficult  for a Fund  to buy or  sell  significant numbers of such  shares  without an  unfavorable  impact on  prevailing  prices.
Small-sized  and  emerging  growth  companies  may have limited  product  lines, markets or  financial  resources  and may lack  management  depth.  In addition, small-sized  and  emerging  growth  companies  are  typically  subject  to wider variations in earnings and business prospects than are larger,  more established companies.  There is typically less publicly  available  information  concerning small-sized  and emerging  growth  companies than for larger,  more  established ones.

SPECIAL SITUATION COMPANIES

     "Special  situation  companies"  include  those  involved  in an  actual or prospective  acquisition  or  consolidation;  reorganization;  recapitalization;
merger,  liquidation  or  distribution  of cash,  securities or other assets;  a tender or  exchange  offer;  a breakup  or  workout  of a  holding  company;  or litigation  which,  if  resolved  favorably,  would  improve  the  value  of the company's stock. If the actual or prospective  situation does not materialize as anticipated, the market price of the securities of a "special situation company"
may decline significantly.  Therefore, an investment in the Funds, to the extent that they invest a significant portion of their assets in these securities,  may involve a greater  degree of risk than an  investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies.
The Funds'  adviser or  subadvisers  believe,  however,  that if the  adviser or subadviser analyzes "special situation  companies"  carefully and invests in the securities of these  companies at the  appropriate  time,  the Funds may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Funds make their investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

FOREIGN SECURITIES

     The Funds may invest in foreign  securities  (including  through the use of depositary  receipts),  which  involves  certain  special  considerations  which typically are not associated  with investing in securities in the United States.
Since  investments in foreign  companies will frequently  involve  currencies of foreign countries,  and since the Funds may hold securities and funds in foreign currencies,  the Funds may be affected  favorably or  unfavorably  by changes in currency rates and in exchange control regulations,  if any, and may incur costs in connection with conversions  between various  currencies.  Most foreign stock markets, while growing in volume of trading activity,  have less volume than the
New York Stock  Exchange,  and  securities  of some foreign  companies  are less liquid and more volatile  than  securities  of  comparable  domestic  companies.
Similarly,  volume and  liquidity  in most foreign bond markets are less than in the United States and, at times,  volatility of price can be greater than in the
United States.  Fixed commissions on foreign securities  exchanges are generally higher than  negotiated  commissions  on United States  exchanges,  although the
Funds  endeavor  to achieve  the most  favorable  net  results on its  portfolio transactions.  There is generally less government  supervision and regulation of securities exchanges,  brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there
is  the  possibility  of  exchange   control   restrictions,   expropriation  or
confiscatory taxation, and political,

                                       5

economic  or  social  instability,  which  could  affect  investments  in  those countries.  Foreign  securities,  such as those  purchased by the Funds,  may be subject to foreign  government  taxes,  higher custodian fees,  higher brokerage costs  and  dividend  collection  fees  which  could  reduce  the  yield on such securities.

     Foreign economies may differ favorably or unfavorably from the U.S. economy in  various  respects,  including  growth of gross  domestic  product,  rates of
inflation,    currency    depreciation,    capital    reinvestment,     resource
self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time,  foreign  securities may be difficult to liquidate rapidly without adverse price effects.

     Investment in Companies in Developing  Countries.  Investments  may be made from time to time in companies in  developing  countries as well as in developed countries.  Although there is no universally accepted  definition,  a developing country is generally  considered to be a country which is in the initial  stages of industrialization.  Shareholders should be aware that investing in the equity and fixed income markets of developing  countries  involves exposure to unstable governments,  economies based on only a few industries,  and securities  markets which  trade a small  number of  securities.  Securities  markets of  developing countries  tend to be more  volatile  than the markets of  developed  countries;
however, such markets have in the past provided the opportunity for higher rates of return to investors.

     The value and  liquidity of  investments  in  developing  countries  may be affected favorably or unfavorably by political,  economic, fiscal, regulatory or other  developments  in the  particular  countries or neighboring  regions.  The extent  of  economic  development,  political  stability  and  market  depth  of different  countries  varies  widely.  Certain  countries  in the  Asia  region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand,
and Vietnam  are either  comparatively  underdeveloped  or are in the process of becoming  developed.  Such investments  typically  involve greater potential for gain or loss than investments in securities of issuers in developed countries.

     The securities markets in developing  countries are substantially  smaller, less liquid and more  volatile than the major  securities  markets in the United
States. A high proportion of the shares of many issuers may be held by a limited number of  persons  and  financial  institutions,  which may limit the number of shares  available for investment by an Underlying  Fund.  Similarly,  volume and liquidity  in the bond  markets  in  developing  countries  are less than in the
United States and, at times,  price volatility can be greater than in the United
States. A limited number of issuers in developing  countries' securities markets may represent a disproportionately large percentage of market capitalization and trading  volume.  The limited  liquidity  of  securities  markets in  developing countries may also affect an Underlying  Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of  rising  securities  prices  in the  more  illiquid  securities  markets,  an
Underlying  Fund's ability to participate  fully in such price  increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid  securities.  Conversely,  an Underlying  Fund's inability to dispose  fully and promptly of  positions  in  declining  markets will cause the
Underlying  Fund's  net  asset  value to  decline  as the  value  of the  unsold positions  is  marked  to lower  prices.  In  addition,  securities  markets  in developing  countries are  susceptible  to being  influenced by large  investors trading significant blocks of securities.

     Political and economic  structures in many such countries may be undergoing significant  evolution and rapid  development,  and such  countries may lack the social,  political and economic  stability  characteristic of the United States.
Certain of such countries have in the past failed to recognize  private property rights  and have at times  nationalized  or  expropriated  the assets of private companies.  As a  result,  the risks  described  above,  including  the risks of nationalization  or  expropriation  of assets,  may be heightened.  In addition, unanticipated  political  or  social  developments  may  affect  the value of an
Underlying  Fund's  investments in those  countries and the  availability to the
Underlying Fund of additional investments in those countries.

     Economies of developing  countries may differ favorably or unfavorably from the United States'  economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment,  resource self-sufficiency and balance of payments  position.  As  export-driven  economies,  the  economies of countries in the Asia Region are affected by  developments  in the  economies of their principal trading partners. Hong Kong, Japan and

                                       6

Taiwan have  limited  natural  resources,  resulting  in  dependence  on foreign
sources  for  certain  raw  materials  and  economic   vulnerability  to  global
fluctuations of price and supply.

     Certain  developing  countries do not have  comprehensive  systems of laws, although substantial changes have occurred in many such countries in this regard in recent years.  Laws regarding  fiduciary duties of officers and directors and the protection of shareholders  may not be well  developed.  Even where adequate law exists in such  developing  countries,  it may be impossible to obtain swift and equitable  enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

     Trading in futures contracts on foreign commodity  exchanges may be subject to the same or similar risks as trading in foreign securities.

     Depositary  Receipts.  The  Funds  may  invest  in  foreign  securities  by purchasing depositary receipts, including American Depositary Receipts ("ADRs"),
European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or
other  securities  convertible  into  securities  of  issuers  based in  foreign countries.  These  securities  may not  necessarily  be  denominated in the same currency as the securities which they represent.  Generally, ADRs, in registered form,  are  denominated  in U.S.  dollars and are  designed  for use in the U.S.
securities  markets,  GDRs,  in bearer  form,  are issued and  designed  for use outside the United States and EDRs (also referred to as  Continental  Depositary
Receipts  ("CDRs")),  in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company  evidencing  ownership of the  underlying securities.  EDRs are European receipts evidencing a similar  arrangement.  GDRs are receipts  typically  issued by non-United  States banks and trust  companies that evidence ownership of either foreign or domestic  securities.  For purposes of the Funds'  investment  policies,  ADRs, GDRs and EDRs are deemed to have the same classification as the underlying  securities they represent.  Thus, an ADR,
GDR or EDR  representing  ownership  of common  stock  will be treated as common stock.

     The  Funds  may  invest  in  depositary  receipts  through  "sponsored"  or
"unsponsored" facilities. While depositary receipts issued under these two types of facilities are in some respects similar,  there are distinctions between them relating to the rights and  obligations  of depositary  receipt  holders and the practices of market participants.

     A depositary may establish an unsponsored facility without participation by
(or  even   necessarily  the  acquiescence  of)  the  issuer  of  the  deposited securities, although typically the depositary requests a letter of non-objection from  such  issuer  prior  to the  establishment  of the  facility.  Holders  of unsponsored ADRs generally bear all the costs of such facilities. The depositary
usually   charges  fees  upon  the  deposit  and  withdrawal  of  the  deposited securities,  the conversion of dividends into U.S.  dollars,  the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited  securities.  In addition,  an unsponsored  facility is generally not  obligated to  distribute  communications received  from the issuer of the deposited  securities  or to disclose  material information  about  such  issuer  in  the  U.S.  and  thus  there  may  not be a correlation  between such  information  and the market  value of the  depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

     Sponsored  ADR  facilities  are  created in  generally  the same  manner as unsponsored  facilities,  except  that the  issuer of the  deposited  securities enters into a deposit agreement with the depositary.  The deposit agreement sets out the rights and  responsibilities of the issuer, the depositary,  and the ADR holders.  With  sponsored  facilities,  the issuer of the  deposited  securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the  depositary),  although ADR holders continue to bear certain other  costs  (such as deposit  and  withdrawal  fees).  Under the terms of most sponsored arrangements,  depositories agree to distribute notices of shareholder meetings and voting instructions,  and to provide shareholder communications and other  information  to the ADR  holders  at the  request  of the  issuer  of the deposited securities.

                                       7

CONVERTIBLE SECURITIES

     Convertible securities are bonds,  debentures,  notes, preferred stocks, or other  securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular  period of time at a  specified  price or  formula.  Convertible  securities  have  general characteristics  similar to both debt  obligations  and equity  securities.  The value  of a  convertible  security  is a  function  of  its  "investment  value"
(determined  by its yield in comparison  with the yields of other  securities of comparable maturity and quality that do not have a conversion privilege) and its
"conversion value" (the security's worth, at market value, if converted into the underlying  common  stock).  The investment  value of a convertible  security is influenced by changes in interest  rates,  the credit standing of the issuer and other factors.  The market value of convertible  securities  tends to decline as interest  rates  increase and,  conversely,  tends to increase as interest rates decline.  The  conversion  value of a convertible  security is determined by the market price of the  underlying  common stock.  The market value of  convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore  will react to  variations in the general  market for equity  securities.  If the  conversion  value is low relative to the investment value,  the price of the  convertible  security is governed  principally  by its investment value.  Generally,  the conversion value decreases as the convertible security approaches  maturity.  To the extent the market price of the underlying common  stock  approaches  or exceeds  the  conversion  price,  the price of the convertible security will be increasingly  influenced by its conversion value. A convertible  security generally will sell at a premium over its conversion value by the  extent  to which  investors  place  value on the  right to  acquire  the underlying  common  stock  while  holding  a  fixed-income  security.  While  no securities  investments are without risk,  investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     A convertible  security  entitles the holder to receive  interest  normally paid or  accrued  on debt or the  dividend  paid on  preferred  stock  until the
convertible   security  matures  or  is  redeemed,   converted,   or  exchanged.
Convertible  securities  have  unique  investment  characteristics  in that they generally  (i) have  higher  yields than common  stocks,  but lower  yields than comparable non-convertible  securities,  (ii) are less subject to fluctuation in value than the underlying  stock since they have  fixed-income  characteristics, and (iii) provide the potential for capital  appreciation if the market price of the underlying common stock increases. Most convertible securities currently are
issued  by  U.S.  companies,   although  a  substantial  Eurodollar  convertible
securities  market has  developed,  and the markets for  convertible  securities denominated in local currencies are increasing.

     A  convertible  security may be subject to  redemption at the option of the
issuer  at  a  price  established  in  the  convertible   security's   governing
instrument. If a convertible security held by a Fund is called for redemption, a
Fund will be  required to permit the issuer to redeem the  security,  convert it into the underlying common stock, or sell it to a third party.

     Convertible  securities  generally  are  subordinated  to other similar but non-convertible  securities of the same issuer,  although  convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities,  and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, some convertible securities  typically  are  rated  below  investment  grade  or are  not  rated, depending on the general creditworthiness of the issuer.

     The  Funds may also  invest in zero  coupon  convertible  securities.  Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any  periodic  payments of interest prior to maturity.  Rather,  interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity.  Zero coupon convertible securities are convertible into a specific number of  shares  of the  issuer's  common  stock.  In  addition,  zero  coupon convertible  securities  usually have put features  that provide the holder with the  opportunity  to sell the  securities  back to the issuer at a stated  price before maturity. Generally, the prices of zero coupon convertible securities may be more  sensitive  to  market  interest  rate  fluctuations  then  conventional convertible  securities.  For more  information  about  zero  coupon  securities generally,  see "Zero Coupon  Securities,  Pay-In-Kind  Bonds ("PIK  Bonds") and
Deferred Payment Securities" below.

WARRANTS

                                       8

     Warrants  are  securities   giving  the  holder  the  right,  but  not  the
obligation,  to buy the stock of an issuer at a given  price  (generally  higher than the  value of the  stock at the time of  issuance),  on a  specified  date, during a specified period, or perpetually.  Warrants may be acquired  separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or  attached  to  securities  are not  subject  to these  restrictions.
Warrants  do not carry with them the right to  dividends  or voting  rights with respect to the securities  that they entitle their holder to purchase,  and they do not represent any rights in the assets of the issuer.  As a result,  warrants may be considered more speculative  than certain other types of investments.  In addition,  the value of a warrant does not necessarily  change with the value of the  underlying  securities,  and a warrant  ceases  to have  value if it is not exercised prior to its expiration date.

PREFERRED STOCK

     Preferred stocks,  like some debt obligations,  are generally  fixed-income securities.  Shareholders of preferred stocks normally have the right to receive dividends  at a fixed  rate  when  and as  declared  by the  issuer's  board  of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all  cumulative  dividends  usually  must be paid  prior to common  shareholders receiving any dividends.  Because  preferred stock dividends must be paid before common stock dividends,  preferred stocks generally entail less risk than common
stocks.  Upon  liquidation,   preferred  stocks  are  entitled  to  a  specified
liquidation preference,  which is generally the same as the par or stated value, and are  senior in right of  payment  to common  stock.  Preferred  stocks  are, however,  equity  securities in the sense that they do not represent a liability of the issuer and,  therefore,  do not offer as great a degree of  protection of capital or assurance  of  continued  income as  investments  in  corporate  debt securities.  Preferred  stocks generally are subordinated in right of payment to all debt  obligations  and creditors of the issuer,  and  convertible  preferred stocks may be subordinated to other preferred stock of the same issuer.

INTERESTS IN PUBLICLY TRADED LIMITED PARTNERSHIPS

     The  Funds  may  also  invest  in  interests  in  publicly  traded  limited partnerships  (limited  partnership  interests or units) which represent  equity interests  in the assets and  earnings of the  partnership's  trade or business.
Unlike common stock in a corporation, limited partnership interests have limited or no voting  rights.  However,  many of the risks of investing in common stocks are still  applicable  to  investments  in  limited  partnership  interests.  In addition,  limited  partnership  interests  are  subject to risks not present in common stock. For example,  interest income generated from limited  partnerships deemed not to be "publicly  traded" will not be considered  "qualifying  income"
under the Internal Revenue Code of 1986, as amended, and may trigger adverse tax consequences. Also, since publicly traded limited partnerships are a less common form of  organizational  structure than  corporations,  the limited  partnership units may be less liquid than publicly traded common stock. Also, because of the difference in organizational  structure,  the fair value of limited  partnership units in a Fund's portfolio may be based either upon the current market price of such units,  or if there is no current market price,  upon the pro rata value of the underlying  assets of the partnership.  Limited  partnership units also have the risk that the limited  partnership  might, under certain  circumstances,  be treated as a general  partnership  giving rise to broader liability  exposure to the limited  partners for activities of the  partnership.  Further,  the general partners  of a  limited  partnership  may be able to  significantly  change  the business  or asset  structure  of a  limited  partnership  without  the  limited partners  having any ability to disapprove any such changes.  In certain limited partnerships,  limited  partners  may also be required  to return  distributions previously  made in the event that  excess  distributions  have been made by the partnership, or in the event that the general partners, or their affiliates, are entitled to indemnification.

SHORT SELLING OF SECURITIES

     In a short sale of  securities,  a Fund sells  stock which it does not own, making  delivery  with  securities  "borrowed"  from a broker.  The Fund is then obligated to replace the security  borrowed by purchasing it at the market price at the time of replacement.  This price may or may not be less than the price at which the  security was sold by the Fund.  Until the  security is replaced,  the
Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security,  the Fund may also have to pay a premium  and/or  interest which would increase the cost of the security sold.  The  proceeds of the short sale will be  retained  by the broker,  to the extent necessary to meet margin requirements, until the short position is closed out. In

                                       9

addition, the broker may require the deposit of collateral (generally, up to 50%
of the value of the securities sold short).

     A Fund will  incur a loss as a result of the short sale if the price of the security  increases between the date of the short sale and the date on which the
Fund  replaces  the  borrowed  security.  The Fund  will  realize  a gain if the security  declines in price between those two dates. The amount of any gain will be  decreased  and the amount of any loss will be  increased  by any  premium or interest the Fund may be required to pay in connection with the short sale. When a cash  dividend  is  declared  on a  security  for  which  the Fund has a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security.  However, any such dividend on a security sold short  generally  reduces the market  value of the shorted  security,  thus increasing the Fund's  unrealized gain or reducing the Fund's unrealized loss on its  short-sale  transaction.  Whether a Fund will be  successful in utilizing a short sale will depend, in part, on the ability of the Fund's adviser to predict correctly  whether  the  price of a  security  it  borrows  to sell  short  will decrease.

     In a short sale,  the seller does not  immediately  deliver the  securities sold and is said to have a short  position in those  securities  until  delivery occurs.  A Fund must  segregate  or  earmark  an amount of cash or other  liquid assets equal to the difference  between (a) the market value of securities  sold short at the time that they were sold short and (b) the value of the  collateral deposited  with the broker to meet margin  requirements  in connection  with the short sale (not  including  the proceeds  from the short sale).  While the short position  is  open,  the Fund  must  maintain  on a daily  basis  segregated  or earmarked liquid assets at such a level that the amount  segregated or earmarked plus the amount of  collateral  deposited  with the broker as margin  equals the current market value of the securities sold short.

     Each Fund also may engage in short sales,  if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment  technique is known as a short sale "against the box." The Funds do not intend to engage in short sales against the box for investment  purposes.  A Fund may,  however,  make a short sale as a hedge,  when it believes  that the price of a security  may  decline,  causing a decline in the value of a security owned by the Fund (or a security  convertible or exchangeable for such security), or when a Fund wants to sell the security at an attractive  current  price.  In such a case,  any future losses in the Fund's long position should be offset by a gain in the short position and,  conversely, any gain in the long position should be reduced by a loss in the short position.
The extent to which such gains or losses are reduced will depend upon the amount of the security sold short  relative to the amount the Fund owns.  There will be certain  additional  transaction  costs  associated with short sales against the box. For tax  purposes,  a Fund that enters into a short sale  "against the box"
may be treated as having made a constructive  sale of an "appreciated  financial position," causing the Fund to realize gain, but not loss.

RESTRICTED, NON-PUBLICLY TRADED AND ILLIQUID SECURITIES

     Each Fund may not invest more than 15% of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer  than seven  days,  time  deposits  maturing  in more than seven days and securities  that are  illiquid  because of the  absence  of a readily  available market or legal or contractual  restrictions on resale or other factors limiting the marketability of the security.  Repurchase  agreements subject to demand are deemed to have a maturity equal to the notice period.

     Historically,  illiquid  securities  have  included  securities  subject to contractual  or  legal  restrictions  on  resale  because  they  have  not  been registered under the Securities Act of 1933, as amended (the "Securities  Act"), securities which are otherwise not readily marketable and repurchase  agreements having a maturity  of longer  than seven  days.  Securities  which have not been registered  under the  Securities  Act are referred to as private  placements or restricted  securities  and are  purchased  directly  from the  issuer or in the secondary market. Unless subsequently  registered for sale, these securities can only be sold in privately  negotiated  transactions  or pursuant to an exemption from  registration.  Investment  companies  typically do not hold a  significant amount of these restricted or other illiquid securities because of the potential for delays on resale and  uncertainty  in valuation.  Limitations  on resale may have an adverse  effect on the  marketability  of portfolio  securities,  and an investment  company might be unable to dispose of  restricted or other  illiquid securities  promptly  or at  reasonable  prices  and  might  thereby  experience difficulty satisfying redemptions within seven days. An investment company might also have to register  such  restricted  securities  in order to dispose of them resulting in  additional  expense and delay.  Adverse  market  conditions  could impede such a public offering of securities.

                                       10

     In recent years,  however, a large  institutional  market has developed for certain  securities  that are not registered  under the Securities Act including
repurchase   agreements,   commercial  paper,   foreign  securities,   municipal
securities and corporate bonds and notes.  Institutional  investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment.  The fact that there are  contractual or legal  restrictions on resale to the general public or to  certain  institutions  may  not be  indicative  of  the  liquidity  of  such investments.

     The SEC has  adopted  Rule 144A which  allows  for a broader  institutional trading market for securities  otherwise subject to restriction on resale to the general  public.  Rule 144A  establishes a "safe  harbor" from the  registration requirements  of the  Securities  Act  for  resales  of  certain  securities  to qualified institutional buyers.

     Any such  restricted  securities  will be  considered  to be  illiquid  for purposes of the Funds' limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust, the Funds'
adviser has determined  such securities to be liquid because such securities are eligible  for resale  pursuant  to Rule 144A and are  readily  saleable.  To the extent that qualified institutional buyers may become uninterested in purchasing
Rule 144A securities, the Funds' level of illiquidity may increase.

     The Funds may sell  over-the-counter  ("OTC")  options  and, in  connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Funds.  The assets used as cover for OTC  options  written by the
Funds will be considered  illiquid  unless the OTC options are sold to qualified dealers  who agree that the Funds may  repurchase  any OTC option it writes at a maximum price to be  calculated by a formula set forth in the option  agreement.
The  cover  for an OTC  option  written  subject  to  this  procedure  would  be considered  illiquid only to the extent that the maximum  repurchase price under the formula exceeds the intrinsic value of the option.

     The Funds'  adviser will monitor the liquidity of restricted  securities in the  portion  of the Fund it  manages.  In  reaching  liquidity  decisions,  the following factors are considered:  (1) the unregistered  nature of the security;
(2) the  frequency  of trades  and quotes  for the  security;  (3) the number of dealers  wishing  to  purchase  or sell the  security  and the  number  of other potential  purchasers;  (4) dealer undertakings to make a market in the security and (5) the  nature of the  security  and the nature of the  marketplace  trades
(e.g.,  the time  needed to dispose of the  security,  the method of  soliciting offers and the mechanics of the transfer).

     Private Placement  Commercial  Paper.  Commercial paper eligible for resale under  Section  4(2)  of  the  Securities  Act is  offered  only  to  accredited investors.  Rule 506 of  Regulation  D in the  Securities  Act lists  investment companies as accredited investors.

     Section  4(2)  paper not  eligible  for  resale  under  Rule 144A under the
Securities  Act shall be  deemed  liquid if (1) the  Section  4(2)  paper is not traded flat or in default as to  principal  and  interest;  (2) the Section 4(2)
paper is rated  in one of the two  highest  rating  categories  by at least  two nationally recognized statistical ratings organizations  ("NRSROs"),  or if only one NRSRO rates the security,  it is rated in one of the two highest  categories by that NRSRO;  and (3) the adviser  believes that, based on the trading markets for such  security,  such  security  can be disposed of within seven days in the ordinary course of business at approximately  the amount at which the Funds have valued the security.

BORROWING

     The Funds may borrow  money from banks,  limited by the Funds'  fundamental investment  restriction  (generally,  33-1/3% of its total assets (including the amount borrowed)), including borrowings for temporary or emergency purposes. The
Funds may engage in mortgage dollar roll and reverse repurchase agreements which may be  considered a form of  borrowing,  unless the Fund covers its exposure by segregating or earmarking liquid assets.

DERIVATIVE INSTRUMENTS

                                       11

     The Funds' adviser may use a variety of derivative  instruments,  including options,  futures  contracts  (sometimes  referred to as "futures"),  options on futures contracts,  stock index options,  forward currency contracts,  swaps and structured  contracts,  to hedge the Funds'  portfolio or for risk management or for any  other  permissible  purposes  consistent  with that  Funds'  investment objective. Derivative instruments are securities or agreements with their values based on the value of an underlying asset (e.g., a security,  currency or index)
or the level of a reference index.

     Derivatives  generally have investment  characteristics that are based upon either  forward  contracts  (under  which one party is  obligated to buy and the other party is obligated to sell an  underlying  asset at a specific  price on a specified  date) or option  contracts  (under which the holder of the option has the  right  but not the  obligation  to buy or sell  an  underlying  asset  at a specified  price on or before a  specified  date).  Consequently,  the change in value of a  forward-based  derivative  generally is roughly  proportional to the change  in  value  of  the  underlying  asset.  In  contrast,  the  buyer  of an option-based  derivative  generally will benefit from favorable movements in the price of the  underlying  asset but is not exposed to the  corresponding  losses that result from adverse  movements in the value of the  underlying  asset.  The seller  (writer) of an  option-based  derivative  generally will receive fees or premiums but generally is exposed to losses  resulting from changes in the value of the  underlying  asset.  Derivative  transactions  may  include  elements  of leverage  and,  accordingly,  the  fluctuation  of the  value of the  derivative transaction in relation to the underlying asset may be magnified.

     The use of these  instruments  is subject to applicable  regulations of the
SEC, the several  options and futures  exchanges  upon which they may be traded, and the Commodity Futures Trading Commission ("CFTC").

     Special Risks of Derivative Instruments.  The use of derivative instruments involves special  considerations  and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

     (1)  Successful  use of most of  these  instruments  depends  upon a Fund's adviser's  ability to predict  movements of the overall  securities and currency markets,  which requires  skills  different from those  necessary for predicting changes in the prices of individual  securities.  There can be no assurance that any particular strategy adopted will succeed.

     (2) There might be imperfect correlation,  or even no correlation,  between price  movements  of an  instrument  and price  movements of  investments  being hedged.  For example,  if the value of an instrument used in a short hedge (such as writing a call option,  buying a put option,  or selling a futures  contract)
increased by less than the decline in value of the hedged investment,  the hedge would not be fully  successful.  Such a lack of  correlation  might occur due to factors  unrelated  to the  value  of the  investments  being  hedged,  such  as speculative  or other  pressures on the markets in which these  instruments  are traded.  The effectiveness of hedges using instruments on indices will depend on the  degree  of  correlation  between  price  movements  in the  index and price movements in the investments  being hedged, as well as, how similar the index is to the  portion  of the  Funds'  assets  being  hedged  in terms  of  securities composition.

     (3)  Hedging  strategies,  if  successful,  can  reduce the risk of loss by wholly  or  partially  offsetting  the  negative  effect  of  unfavorable  price movements in the investments being hedged. However,  hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements  in the hedged  investments.  For example,  if the Funds  entered into short hedges because the Funds' adviser or subadviser projected a decline in the price of a security  in the  Funds'  portfolio,  and the price of that  security increased  instead,  the gain from that  increase  might be wholly or  partially offset by a decline in the price of the  instrument.  Moreover,  if the price of the instrument  declined by more than the increase in the price of the security, the Funds could suffer a loss.

     (4) As described  below,  the Funds might be required to maintain assets as
"cover," maintain  segregated  accounts,  or make margin payments when they take positions in these  instruments  involving  obligations  to third parties (i.e., instruments other than purchased options). If the Funds were unable to close out their  positions  in such  instruments,  they might be  required  to continue to maintain  such  assets or  accounts  or make such  payments  until the  position expired or matured.  The requirements  might impair the Funds' ability to sell a portfolio  security or make an investment  at a time when it would  otherwise be favorable  to do so, or require  that the Funds sell a  portfolio  security at a disadvantageous  time.  The  Funds'  ability  to  close  out  a  position  in an instrument  prior to expiration or maturity depends on the existence of a liquid secondary  market  or,  in  the  absence  of  such a  market,  the  ability  and willingness of the other party to the transaction ("counterparty") to enter into a transaction closing out the position.

                                       12

Therefore,  there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Funds.

     Options. The Funds may purchase or write put and call options on securities and indices,  and may purchase options on foreign currencies and interest rates, and enter into closing transactions with respect to such options to terminate an existing position.  The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable  the  Funds to  enhance  income by  reason  of the  premiums  paid by the purchaser of such options.  Writing call options serves as a limited short hedge because  declines in the value of the hedged  investment  would be offset to the extent of the premium received for writing the option.  However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be  exercised,  and the Funds will be obligated to sell the  security  at less than its  market  value or will be  obligated  to purchase the security at a price greater than that at which the security must be sold under the  option.  All or a portion  of any  assets  used as cover for OTC options  written  by the  Funds  would  be  considered  illiquid  to the  extent described under "Restricted, Non-Publicly Traded and Illiquid Securities" above.
Writing put options  serves as a limited  long hedge  because  increases  in the value of the  hedged  investment  would be offset to the  extent of the  premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option  will be  exercised,  and the Funds will be  obligated  to  purchase  the security at more than its market value.

     The value of an option  position  will  reflect,  among other  things,  the historical  price  volatility of the underlying  investment,  the current market value of the underlying  investment,  the time remaining until expiration of the option,  the  relationship  of the  exercise  price to the  market  price of the underlying  investment,  and  general  market  conditions.  Options  that expire unexercised have no value. Options used by the Funds may include  European-style options,  which can only be  exercised  at  expiration.  This is in  contrast to
American-style  options  which  can  be  exercised  at  any  time  prior  to the expiration date of the option.

     A Fund may effectively terminate its right or obligation under an option by entering  into a closing  transaction.  For example,  a Fund may  terminate  its obligation  under a call or put  option  that it had  written by  purchasing  an identical call or put option;  this is known as a closing purchase  transaction.
Conversely,  a Fund may  terminate  a  position  in a put or call  option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Funds to realize the profit or limit the loss on an option position prior to its exercise or expiration.

     The Funds may  purchase or write both OTC  options  and  options  traded on foreign  and U.S.  exchanges.  Exchange-traded  options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect,  guarantees completion of every exchange-traded option transaction.  OTC options are contracts between the Funds and a counterparty (usually a securities dealer or a bank) with no clearing organization guarantee.  Thus, when the Funds purchase or write an OTC option,  they rely on the  counterparty to make or take delivery of the underlying  investment  upon exercise of the option.  Failure by the  counterparty  to do so would  result in the loss of any premium paid by the
Funds as well as the loss of any expected benefit of the transaction.

     The Funds' ability to establish and close out positions in  exchange-listed options  depends  on the  existence  of a liquid  market.  The  Funds  intend to purchase or write only those exchange-traded  options for which there appears to be a liquid  secondary  market.  However,  there can be no assurance that such a market will exist at any particular time.  Closing  transactions can be made for
OTC  options  only  by  negotiating  directly  with  the  counterparty,  or by a transaction  in the  secondary  market if any such market  exists.  Although the
Funds will enter into OTC options only with  counterparties that are expected to be capable of entering  into closing  transactions  with the Funds,  there is no assurance  that the Funds  will in fact be able to close out an OTC  option at a favorable  price  prior  to  expiration.  In  the  event  of  insolvency  of the counterparty,  the Funds might be unable to close out an OTC option  position at any time prior to its expiration.

     If the Funds are unable to effect a closing  transaction for an option they had purchased, they would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Funds  could  cause  material  losses  because the Funds would be unable to sell the  investment  used as a cover for the written option until the option expires or is exercised.

                                       13

     The Funds may  engage in options  transactions  on indices in much the same manner as the options on securities  discussed above,  except that index options may serve as a hedge against overall  fluctuations in the securities  markets in general.

     The writing and purchasing of options is a highly specialized activity that involves  investment  techniques and risks different from those  associated with ordinary portfolio securities  transactions.  Imperfect  correlation between the options and securities  markets may detract from the  effectiveness of attempted hedging.

     Transactions  using OTC options (other than purchased  options)  expose the
Funds to counterparty risk. To the extent required by SEC guidelines,  the Funds will not  enter  into any  such  transactions  unless  they  own  either  (1) an offsetting ("covered") position in securities,  other options, or futures or (2)
cash and liquid  obligations with a value sufficient at all times to cover their potential  obligations  to the extent not covered as provided in (1) above.  The
Funds will also set aside cash and/or  appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC  regulations.  Assets used as cover or held in a segregated  account cannot be sold while the position in the  corresponding  option  or  futures  contract  is open,  unless  they are replaced with similar assets. As a result,  the commitment of a large portion of the Funds'  assets to  segregated  accounts  as a cover could  impede  portfolio management's or the Funds' ability to meet redemption  requests or other current obligations.

     An interest  rate option is an  agreement  with a  counterparty  giving the buyer the right but not the  obligation  to buy or sell an interest rate hedging vehicle (such as a treasury  future or interest rate swap) at a future date at a predetermined  price.  The option buyer would pay a premium at the  inception of the agreement. An interest rate option can be used to actively manage the Funds'
interest  rate risk with respect to either an  individual  bond or an overlay of the entire portfolio.

     Spread  Transactions.  The Funds may purchase  covered  spread options from
securities   dealers.   Such   covered   spread   options   are  not   presently
exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security  that it owns at a fixed dollar  spread or fixed yield spread in  relationship  to another  security that the Fund does not own,  but  which is used as a  benchmark.  The risk to the  Funds in  purchasing covered spread options is the cost of the premium paid for the spread option and any  transaction  costs.  In  addition,  there  is  no  assurance  that  closing transactions  will be available.  The purchase of spread options will be used to protect the Funds against adverse changes in prevailing  credit quality spreads,
(i.e., the yield spread between high quality and lower quality securities). Such protection is only provided during the life of the spread option.

     Futures Contracts.  The Funds may enter into futures  contracts,  including interest rate, index, and currency futures and purchase and write (sell) related options.  The  purchase of futures or call  options  thereon can serve as a long hedge,  and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures  contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered  options in  securities.  The Funds'  hedging may include  purchases  of futures as an offset  against the effect of  expected  increases  in  securities prices or currency  exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. The
Funds  may  write  put  options  on  futures  contracts  while at the same  time purchasing  call  options  on the same  futures  contracts  in  order to  create synthetically a long futures contract position. Such options would have the same strike prices and expiration  dates. The Funds will engage in this strategy only when the  Funds'  adviser  believes  it is more  advantageous  to the Funds than purchasing the futures contract.

     To the extent required by regulatory authorities, the Funds will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade  approved  by the  CFTC  and are  standardized  as to  maturity  date  and underlying  financial  instrument.  These  transactions  may be entered into for
"bona  fide  hedging"   purposes  as  defined  in  CFTC  regulations  and  other
permissible  purposes including increasing return and hedging against changes in the value of portfolio  securities due to anticipated changes in interest rates, currency values and/or market conditions.

     The Funds will not enter into  futures  contracts  and related  options for other than "bona fide hedging"  purposes for which the aggregate  initial margin and premiums  required to establish  positions exceed 5% of the Funds' net asset value after taking into account  unrealized profits and unrealized losses on any such contracts they

                                       14

have entered  into.  There is no overall  limit on the  percentage of the Funds'
assets  that  may be at  risk  with  respect  to  futures  activities.  Although techniques other than sales and purchases of futures  contracts could be used to reduce the Fund's exposure to market,  currency,  or interest rate fluctuations, the Funds may be able to hedge their exposure more  effectively and perhaps at a lower cost through using futures contracts.

     A futures  contract  provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures  contract is an agreement  pursuant to which the parties agree  to take or make  delivery  of an  amount  of cash  equal  to a  specified multiplier  times the difference  between the value of the index at the close of the last trading day of the  contract  and the price at which the index  futures contract was originally written.  Transactions costs are incurred when a futures contract is bought or sold and margin  deposits  must be  maintained.  A futures contract may be  satisfied  by delivery or purchase,  as the case may be, of the instrument or the currency, or by payment of the change in the cash value of the index.  More  commonly,  futures  contracts  are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index  might be a  function  of the value of  certain  specified securities,  no physical delivery of those securities is made. If the offsetting purchase  price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely,  if the offsetting sale price is more than the original  purchase price, a Fund realizes a gain; if it is less, a
Fund  realizes a loss.  The  transaction  costs must also be  included  in these calculations. There can be no assurance, however, that the Funds will be able to enter  into an  offsetting  transaction  with  respect to a  particular  futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain the margin deposits on the futures contract.

     No price is paid by a Fund upon entering into a futures contract.  Instead, at the  inception  of a futures  contract,  a Fund is  required  to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction  was effected,  "initial  margin"  consisting of cash, U.S.
government securities or other liquid obligations,  in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put  option on a  futures  contract,  in  accordance  with  applicable exchange  rules.  Unlike margin in securities  transactions,  initial  margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance  bond or  good-faith  deposit that is returned to the Funds at the termination  of  the  transaction  if  all  contractual  obligations  have  been satisfied.  Under certain circumstances,  such as periods of high volatility,  a
Fund may be required by an exchange to increase the level of its initial  margin payment,  and initial margin  requirements  might be increased  generally in the future by regulatory action.

     Subsequent  "variation  margin"  payments  are made to and from the futures broker daily as the value of the futures  position  varies,  a process  known as
"marking to market."  Variation  margin does not involve  borrowing,  but rather represents  a daily  settlement  of a Fund's  obligations  to or from a  futures broker.  When a Fund  purchases  an option on a future,  the  premium  paid plus transaction costs is all that is at risk. In contrast,  when a Fund purchases or sells a futures  contract or writes a call or put option thereon,  it is subject to daily  variation  margin  calls  that  could be  substantial  in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements,  it might need to sell securities at a time when such sales are disadvantageous.  Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively,  an  instrument  identical  to the  instrument  held  or  written.
Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered  into (or through a linked  exchange).
Although the Funds intend to enter into futures  transactions  only on exchanges or boards of trade where there appears to be an active  market,  there can be no assurance  that  such  a  market  will  exist  for a  particular  contract  at a particular time.

     Under certain  circumstances,  futures exchanges may establish daily limits on the  amount  that the price of a future or option on a futures  contract  can vary from the previous day's settlement  price;  once that limit is reached,  no trades may be made that day at a price  beyond the limit.  Daily price limits do not limit  potential  losses  because  prices  could move to the daily limit for
several  consecutive  days  with  little  or  no  trading,   thereby  preventing
liquidation of unfavorable positions.

     If a Fund was unable to liquidate a futures contract or option on a futures contract  position  due to the  absence  of a  liquid  secondary  market  or the imposition of price limits, it could incur substantial losses,  because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased

                                       15

options,  a Fund would  continue to be required to make daily  variation  margin payments  and might be required to maintain  the  position  being  hedged by the future or option or to maintain cash or securities in a segregated account.

     Certain  characteristics of the futures market might increase the risk that movements  in the prices of futures  contracts  or options on futures  contracts might not correlate  perfectly with  movements in the prices of the  investments being  hedged.  For  example,  all  participants  in the  futures and options on futures  contracts markets are subject to daily variation margin calls and might be  compelled  to liquidate  futures or options on futures  contracts  positions whose prices are moving  unfavorably  to avoid being  subject to further  calls.
These  liquidations  could  increase  price  volatility of the  instruments  and distort  the normal  price  relationship  between the futures or options and the investments being hedged.  Also, because initial margin deposit  requirements in the futures markets are less onerous than margin  requirements in the securities markets,  there might be increased  participation  by  speculators in the future markets.  This participation  also might cause temporary price  distortions.  In addition, activities of large traders in both the futures and securities markets involving  arbitrage,  "program  trading" and other investment  strategies might result in temporary price distortions.

     Swap Agreements.  The Funds may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose  consistent  with  the  Funds'  investment  objectives,  such as for the purpose of  attempting  to obtain or  preserve a  particular  desired  return or spread at a lower  cost to a Fund  than if a Fund had  invested  directly  in an instrument that yielded that desired return or spread.  The Funds also may enter into  swaps in order to  protect  against  an  increase  in the price of, or the currency  exchange rate  applicable  to,  securities  that the Funds  anticipate purchasing at a later date. Swap agreements are two-party contracts entered into primarily by  institutional  investors for periods ranging from one or more days to several  years.  In a  standard  "swap"  transaction,  two  parties  agree to exchange the returns (or differentials in rates of return) earned or realized on particular  predetermined  investments or  instruments.  The gross returns to be exchanged  or  "swapped"  between the parties are  calculated  with respect to a
"notional  amount,"  (i.e.,  the return on or increase in value of a  particular dollar amount  invested at a particular  interest rate, in a particular  foreign currency) or in a "basket" of securities  representing a particular  index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified  rate, or "cap";  interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest  rates fall below a specified  level,  or "floor";  and  interest  rate collars,  under which a party sells a cap and purchases a floor,  or vice versa, in an attempt to protect itself against interest rate movements  exceeding given minimum or maximum levels. "Total return swaps" are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified  period,  in return for payments  equal to a fixed or floating rate of interest or the total return from another underlying asset.

     The  "notional  amount" of the swap  agreement is the agreed upon basis for calculating the obligations  that the parties to a swap agreement have agreed to exchange.  Under most swap agreements entered into by the Funds, the obligations of the parties  would be  exchanged  on a "net  basis."  Consequently,  a Fund's obligation  (or rights) under a swap  agreement  will generally be equal only to the net amount to be paid or received under the agreement  based on the relative values of the positions  held by each party to the agreement (the "net amount").
A Fund's obligation under a swap agreement will be accrued daily (offset against amounts  owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty  will  be  covered  by  the  maintenance  of a  segregated  account consisting of cash or liquid assets.

     Whether a Fund's use of swap  agreements  will be  successful in furthering its investment  objective will depend,  in part, on the Funds' adviser's ability to predict  correctly whether certain types of investments are likely to produce greater returns than other investments.  Swap agreements may be considered to be illiquid. Moreover, the Funds bear the risk of loss of the amount expected to be received  under a swap  agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is largely unregulated.

     The Funds will  enter swap  agreements  only with  counterparties  that the
Funds' adviser or subadviser reasonably believes are capable of performing under the  swap  agreements.  If  there  is a  default  by the  other  party to such a transaction,  a Fund will have to rely on its contractual remedies (which may be limited by  bankruptcy,  insolvency or similar laws)  pursuant to the agreements related to the transaction.

                                       16

     Structured  Products.  The Funds may use structured products to hedge their portfolios. Structured products generally are individually negotiated agreements and  may  be  traded  over-the-counter.  They  are  organized  and  operated  to restructure  the investment  characteristics  of the underlying  security.  This restructuring  involves  the deposit  with or  purchase by an entity,  such as a corporation or trust, of specified  instruments  (such as commercial bank loans)
and  the  issuance  by  that  entity  of  one  or  more  classes  of  securities
("structured   securities")  backed  by,  or  representing   interests  in,  the
underlying  instruments.  The cash  flow on the  underlying  instruments  may be apportioned  among the newly issued  structured  securities to create securities with different investment characteristics,  such as varying maturities,  payment priorities  and interest rate  provisions,  and the extent of such payments made with  respect to  structured  securities  is dependent on the extent of the cash flow on the underlying instruments.

     With  respect  to  structured  products,   because  structured   securities
typically  involve no credit  enhancement,  their credit risk  generally will be equivalent  to that of the  underlying  instruments.  Investments  in structured
securities   are   generally  of  a  class  that  is  either   subordinated   or
unsubordinated to the right of payment of another class. Subordinated structured
securities   typically  have  higher  yields  and  present  greater  risks  than unsubordinated  structured securities.  Structured securities are typically sold in private  placement  transactions,  and there is currently  no active  trading market for these securities.

     Hybrid  Instruments.  Hybrid  instruments  combine  elements of  derivative contracts with those of another  security  (typically a fixed-income  security).
All or a portion of the  interest or principal  payable on a hybrid  security is determined  by  reference to changes in the price of an  underlying  asset or by reference to another benchmark (such as interest rates,  currency exchange rates or  indices).  Hybrid  instruments  also  include  convertible  securities  with conversion terms related to an underlying asset or benchmark.

     The risks of investing in hybrid  instruments  reflect a combination of the risks of investing in securities,  options,  futures and currencies,  and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail  significant  risks in  addition  to those  associated  with  traditional fixed-income or convertible securities.  Hybrid instruments are also potentially
more   volatile  and  carry  greater   interest  rate  risks  than   traditional
instruments.  Moreover,  depending on the structure of the particular hybrid, it may expose the Funds to leverage risks or carry liquidity risks.

     Credit  Linked  Notes.  A credit  linked  note  ("CLN") is a type of hybrid instrument in which a special purpose entity issues a structured note (the "Note
Issuer")  that is intended  to  replicate  a  corporate  bond or a portfolio  of corporate bonds. The purchaser of the CLN (the "Note  Purchaser")  invests a par amount and receives a payment  during the term of the CLN that equals a fixed or floating  rate of interest  equivalent  to a high rated  funded asset (such as a bank  certificate of deposit) plus an additional  premium that relates to taking on the credit risk of an identified bond (the "Reference  Bond").  Upon maturity of the CLN, the Note Purchaser will receive a payment equal to: (i) the original par amount paid to the Note Issuer,  if there is neither a  designated  event of default  (an  "Event of  Default")  with  respect  to the  Reference  Bond nor a restructuring of the issuer of the Reference Bond (a "Restructuring  Event"); or
(ii) the value of the Reference  Bond if an Event of Default or a  Restructuring
Event has  occurred.  Depending  upon the terms of the CLN, it is also  possible that the  Note  Purchaser  may be  required  to take  physical  delivery  of the
Reference Bond if an Event of Default or a Restructuring Event occurs.

     Foreign  Currency-Related  Derivative Strategies -- Special Considerations.
The Funds may use  options  and  futures  and  options  on  futures  on  foreign currencies  and forward  currency  contracts to hedge  against  movements in the values of the foreign  currencies in which the Fund securities are  denominated.
The Funds may  engage in  currency  exchange  transactions  to  protect  against uncertainty  in the  level of  future  exchange  rates  and may also  engage  in currency  transactions to increase income and total return. Such currency hedges can  protect  against  price  movements  in a security a Fund owns or intends to acquire that are  attributable  to changes in the value of the currency in which it is denominated.  Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

     The Funds might seek to hedge against  changes in the value of a particular currency  when no hedging  instruments  on that  currency are  available or such hedging  instruments are more expensive than certain other hedging  instruments.
In such cases,  the Funds may hedge against price  movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which the

                                       17

Fund  adviser  or  subadviser  believes  will  have a high  degree  of  positive correlation to the value of the currency  being hedged.  The risk that movements in the  price of the  hedging  instrument  will  not  correlate  perfectly  with movements  in the price of the  currency  being  hedged is  magnified  when this strategy is used.

     The value of derivative  instruments on foreign  currencies  depends on the value of the underlying  currency  relative to the U.S. dollar.  Because foreign
currency   transactions   occurring  in  the  interbank   market  might  involve
substantially  larger  amounts  than those  involved in the use of such  hedging instruments,  the Funds could be  disadvantaged by having to deal in the odd lot market  (generally  consisting of  transactions of less than $1 million) for the underlying  foreign  currencies at prices that are less favorable than for round lots.

     There is no  systematic  reporting  of last sale  information  for  foreign currencies or any  regulatory  requirement  that  quotations  available  through dealers or other market sources be firm or revised on a timely basis.  Quotation information  generally  is  representative  of very  large  transactions  in the interbank  market and thus might not reflect  odd-lot  transactions  where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock  market.  To the extent the U.S.  options or futures markets are closed while the markets for the underlying currencies remain open,  significant price and rate movements might take place in the underlying  markets that cannot be reflected in the markets for the derivative instruments until they reopen.

     Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Funds might be required to accept or make delivery of the underlying foreign currency  in  accordance  with any U.S.  or foreign  regulations  regarding  the maintenance  of foreign  banking  arrangements  by U.S.  residents  and might be required  to pay any  fees,  taxes and  charges  associated  with such  delivery assessed in the issuing country.

     Permissible  foreign currency options will include options traded primarily in the OTC market.  Although options on foreign  currencies are traded primarily in the OTC  market,  the Funds will  normally  purchase  OTC  options on foreign currency only when the Funds' adviser  believes a liquid  secondary  market will exist for a particular option at any specific time.

FORWARD CURRENCY CONTRACTS

     A forward  currency  contract  involves an obligation to purchase or sell a specific  currency at a future date,  which may be any fixed number of days from the date of the contract agreed upon by the parties,  at a price set at the time of the  contract.  These  contracts  are entered  into in the  interbank  market conducted directly between currency traders (usually large commercial banks) and their customers.

     At or before the maturity of a forward currency contract, a Fund may either sell a  portfolio  security  and make  delivery of the  currency,  or retain the security and fully or partially offset its contractual obligation to deliver the currency by  purchasing  a second  contract.  If a Fund  retains  the  portfolio security  and engages in an  offsetting  transaction,  the Fund,  at the time of execution  of the  offsetting  transaction,  will  incur a gain or a loss to the extent that movement has occurred in forward currency contract prices.

     The precise matching of forward currency  contract amounts and the value of the securities involved generally will not be possible because the value of such securities,  measured in the  foreign  currency,  will change  after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell  foreign  currencies  in the spot (cash)  market to the extent such foreign currencies  are not covered by forward  currency  contracts.  The  projection of short-term currency market movements is extremely difficult,  and the successful execution of a short term hedging strategy is highly uncertain.

     Currency Hedging. While the values of forward currency contracts,  currency options,  currency  futures and options on futures may be expected to  correlate with  exchange  rates,  they will not reflect  other factors that may affect the value of a Fund's investments.  A currency hedge, for example,  should protect a
Yen-denominated  bond  against a decline in the Yen, but will not protect a Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a Fund's  investments  denominated  in foreign  currency will change in response to many factors other than exchange  rates, a currency hedge may not be entirely  successful in mitigating  changes in the value of a Fund's investments denominated in that currency over time.

                                       18

     A  decline  in the  dollar  value of a foreign  currency  in which a Fund's securities are denominated will reduce the dollar value of the securities,  even if their value in the foreign  currency  remains  constant.  The use of currency hedges  does  not  eliminate  fluctuations  in  the  underlying  prices  of  the securities, but it does establish a rate of exchange that can be achieved in the future.  In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency.  If the value of the currency does decline,  the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset,  in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which  securities  to be acquired are  denominated is projected,  thereby  potentially  increasing the cost of the securities,  a Fund may purchase call options on the  particular  currency.  The purchase of these options could offset,  at least partially,  the effects of the adverse movements in exchange rates.  Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency,  at the same time, they also limit any potential gain that might result should the value of the currency increase.

     A Fund may enter into foreign currency  exchange  transactions to hedge its currency exposure in specific  transactions or portfolio positions.  Transaction hedging is the  purchase or sale of forward  currency  with  respect to specific receivables  or payables of a Fund  generally  accruing in  connection  with the purchase or sale of its portfolio  securities.  Position  hedging is the sale of forward currency with respect to portfolio  security  positions.  A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.

SECURITIES OF INVESTMENT COMPANIES

     To the extent  permitted by the 1940 Act, each Fund may generally invest up to 10% of its  total  assets,  calculated  at the  time  of  investment,  in the securities  of other  investment  companies.  No more than 5% of a Fund's  total assets may be invested in the securities of any one  investment  company nor may it  acquire  more  than 3% of the  voting  securities  of any  other  investment company.  A Fund indirectly will bear its proportionate  share of any management fees paid by an  investment  company  in which it  invests  in  addition  to the advisory  fee paid by the  Fund.  Some of the  countries  in which the Funds may invest may not permit direct  investment by outside  investors.  Investments  in such  countries may only be permitted  through  foreign  government-approved  or government-authorized  investment  vehicles,  which may include other investment companies.

REAL ESTATE INVESTMENT TRUSTS

     Although the Funds will not invest in real estate  directly,  the Funds may invest in securities of real estate  investment  trusts ("REITs") and other real estate industry  companies or companies with substantial real estate investments and,  as a result,  the Funds may be subject to certain  risks  associated  with direct  ownership  of real estate and with the real estate  industry in general.
These  risks  include,  among  others:  possible  declines  in the value of real estate;  possible lack of availability of mortgage funds;  extended vacancies of
properties;   risks   related  to  general   and  local   economic   conditions;
overbuilding;  increases in competition,  property taxes and operating expenses;
changes in zoning laws;  costs  resulting from the clean-up of, and liability to third parties for damages resulting from,  environmental  problems;  casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters;  limitations  on and  variations  in rents;  and  changes in interest rates.

     REITs are pooled  investment  vehicles  which  invest  primarily  in income producing  real  estate or real estate  related  loans or  interests.  REITs are generally  classified as equity REITs,  mortgage  REITs or hybrid REITs.  Equity
REITs invest the majority of their assets  directly in real  property and derive income  primarily  from the  collection of rents.  Equity REITs can also realize capital gains by selling  properties  that have  appreciated in value.  Mortgage
REITs invest the majority of their  assets in real estate  mortgages  and derive income  from the  collection  of interest  payments.  Hybrid  REITs  combine the investment strategies of Equity REITs and Mortgage REITs. REITs are not taxed on
income   distributed   to   shareholders   provided  they  comply  with  several
requirements of Internal Revenue Code, as amended (the "Code").

                                       19

LOAN PARTICIPATIONS AND ASSIGNMENTS

     Loan  Participations  typically  will result in a Fund having a contractual relationship only with the lender,  not with the borrower.  A Fund will have the right to receive  payments of  principal,  interest  and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan
Participations, a Fund generally will have no right to enforce compliance by the borrower  with the terms of the loan  agreement  relating  to the loan,  nor any rights of set-off  against the borrower,  and the Fund may not benefit  directly from  any  collateral  supporting  the  loan  in  which  it  has  purchased  the
Participation.  As a result,  the Fund will  assume the credit  risk of both the borrower and the lender that is selling the  Participation.  In the event of the insolvency of the lender selling a  Participation,  the Fund may be treated as a general  creditor of the lender and may not benefit from any set-off between the lender and the  borrower.  A Fund will acquire Loan  Participations  only if the lender  interpositioned  between the Fund and the borrower is  determined by the applicable  adviser to be creditworthy.  When a Fund purchases  Assignments from lenders,  the Fund will acquire  direct rights against the borrower on the loan, except that under  certain  circumstances  such rights may be more  limited than those held by the assigning lender.

     A  Fund  may   have   difficulty   disposing   of   Assignments   and  Loan
Participations.  Because the market for such  instruments  is not highly liquid, the  Funds  anticipate  that  such  instruments  could be sold only to a limited number of institutional  investors. The lack of a highly liquid secondary market may have an  adverse  impact on the value of such  instruments  and will have an adverse impact on a Fund's ability to dispose of particular  Assignments or Loan
Participations  in response to a specific  economic event, such as deterioration in the creditworthiness of the borrower.

     In valuing a Loan  Participation  or Assignment  held by a Fund for which a secondary  trading market  exists,  the Fund will rely upon prices or quotations provided  by banks,  dealers or  pricing  services.  To the  extent a  secondary trading market does not exist, a Fund's Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into  consideration,  among  other  factors:  (i)  the  creditworthiness  of the borrower under the loan and the lender;  (ii) the current interest rate;  period until next rate  reset and  maturity  of the loan;  (iii)  recent  prices in the market for similar loans;  and (iv) recent prices in the market for  instruments of similar quality, rate, period until next interest rate reset and maturity.

SPDRS AND OTHER EXCHANGE TRADED FUNDS.

     A Fund may invest in Standard & Poor's Depositary Receipts ("SPDRs") and in
shares  of  other  exchange  traded  funds  (collectively,  "ETFs").  SPDRs  are interests  in  unit  investment  trusts.  Such  investment  trusts  invest  in a securities  portfolio that includes  substantially  all of the common stocks (in substantially  the same weights) as the common  stocks  included in a particular
Standard & Poor's  Index such as the S&P 500.  SPDRs are traded on the  American
Stock Exchange, but may not be redeemed. The results of SPDRs will not match the performance  of the  designated  S&P  Index  due  to  reductions  in the  SPDRs'
performance attributable to transaction and other expenses,  including fees paid by the SPDR to service  providers.  SPDRs  distribute  dividends  on a quarterly basis.

     ETF's,  including  SPDRs,  are  not  actively  managed.  Rather,  an  ETF's objective  is  to  track  the  performance  of  a  specified  index.  Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so. As a result,  you can expect greater risk of loss
(and a  correspondingly  greater  prospect of gain) from changes in the value of the securities that are heavily  weighted in the index than would be the case if the ETF was not fully  invested in such  securities.  Because of this,  an ETF's price can be volatile, and a Fund may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in such ETF.

                                       20

FLOATING AND VARIABLE RATE INSTRUMENTS

     Floating or variable rate  obligations  bear interest at rates that are not fixed, but vary with changes in specified  market rates or indices,  such as the prime rate,  or at  specified  intervals.  The  interest  rate on  floating-rate securities  varies with  changes in the  underlying  index (such as the Treasury bill rate),  while the interest rate on variable or adjustable  rate  securities changes at pre-set times based upon an underlying index. Certain of the floating or variable  rate  obligations  that may be  purchased  by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

     Some of the demand instruments  purchased by the Funds may not be traded in a secondary  market and derive  their  liquidity  solely from the ability of the holder to demand  repayment  from the  issuer or third  party  providing  credit support.  If a demand instrument is not traded in a secondary market,  the Funds will nonetheless  treat the instrument as "readily  marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument  will be  characterized  as "not readily  marketable"  and  therefore illiquid.

     Such  obligations  include  variable rate master  demand  notes,  which are unsecured instruments issued pursuant to an agreement between the issuer and the holder  that  permit the  indebtedness  thereunder  to vary and to  provide  for periodic  adjustments in the interest rate. The Funds will limit their purchases of floating and variable rate  obligations to those of the same quality as it is otherwise  allowed to  purchase.  The Funds'  adviser will monitor on an ongoing basis the  ability  of an issuer of a demand  instrument  to pay  principal  and interest on demand.

     The Funds' right to obtain payment at par on a demand  instrument  could be affected by events occurring  between the date the Funds elect to demand payment and the date  payment is due that may  affect  the  ability of the issuer of the instrument  or third party  providing  credit  support to make payment when due, except when such demand  instruments  permit same day settlement.  To facilitate settlement,  these same day demand instruments may be held in book entry form at a bank other  than the Funds'  custodian  subject  to a  subcustodian  agreement approved by the Funds between that bank and the Funds' custodian.

REVERSE REPURCHASE AGREEMENTS

     The Funds  may  engage  in  reverse  repurchase  agreements  to  facilitate portfolio  liquidity,  a practice  common in the mutual  fund  industry,  or for arbitrage transactions  discussed below. In a reverse repurchase agreement,  the
Funds  would  sell a security  and enter into an  agreement  to  repurchase  the security at a specified  future date and price.  The Funds generally  retain the right to  interest  and  principal  payments  on the  security.  Since the Funds receive  cash upon  entering  into a  reverse  repurchase  agreement,  it may be considered a borrowing (see "Borrowing"). "). When required by guidelines of the
SEC, the Fund will segregate or earmark  permissible liquid assets to secure its obligations  to  repurchase  the  security.  At the time the Fund  enters into a reverse  repurchase  agreement,  it will  establish  and maintain  segregated or earmarked liquid assets with an approved  custodian having a value not less than the repurchase price (including accrued  interest).  The segregated or earmarked liquid  assets  will be  marked-to-market  daily and  additional  assets will be segregated or earmarked on any day in which the assets fall below the repurchase price (plus  accrued  interest).  A Fund's  liquidity  and ability to manage its assets  might be affected  when it sets aside cash or  portfolio  securities  to cover such commitments.  Reverse repurchase agreements involve the risk that the market value of the  securities  retained in lieu of sale may decline  below the price of the securities the Funds have sold but are obligated to repurchase.  In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy  or becomes  insolvent,  such buyer or its  trustee or  receiver  may receive  an  extension  of time to  determine  whether  to  enforce  the  Funds'
obligation to repurchase the  securities,  and the Funds' use of the proceeds of the reverse  repurchase  agreement may  effectively  be restricted  pending such determination.  Reverse  repurchase  agreements  are considered to be borrowings under the 1940 Act.

     Reverse  repurchase  agreements  may be used as arbitrage  transactions  in which the Funds will maintain offsetting positions in repurchase agreements that mature  on or before  the  settlement  date on the  related  reverse  repurchase agreements.  Since the Funds will receive interest on the repurchase  agreements in which they invest the transaction  proceeds,  such  transactions  may involve leverage.  However,  since such  repurchase  agreements will be high quality and will  mature  on or  before  the  settlement  date  of  the  reverse  repurchase agreement,  the Funds' adviser

                                       21

believes that such arbitrage  transactions do not present the risks to the Funds that are associated with other types of leverage.

TEMPORARY INVESTMENTS

     Generally  the  Funds  will be fully  invested  in  accordance  with  their investment  objectives  and  strategies.  However,  pending  investment  of cash balances,  a Fund  may  invest  without  limit  in cash  or  money  market  cash
equivalents,   including:   (1)  short-term  U.S.  government  securities;   (2)
certificates of deposit,  bankers'  acceptances,  and  interest-bearing  savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements  covering  any of the  securities  in  which  the  Funds  may  invest directly;  and (5)  subject to  regulatory  limits,  shares of other  investment companies  that invest in securities  in which the Fund may invest.  Should this occur,  the Fund will not be  pursuing  its  investment  objective  and may miss potential market upswings.

PORTFOLIO TURNOVER

     The  portfolio  turnover  rate for the Funds is  calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less.  High  portfolio  turnover  rates will  generally  result in  higher  brokerage  expenses,  and may  increase  the volatility  of the  Funds.  As of the date of this SAI,  the Funds  have not yet commenced operation and thus no portfolio turnover rate information is provided.

INVESTMENT RESTRICTIONS

     The following are fundamental  investment  restrictions for the Funds which cannot be changed without the vote of the majority of the outstanding  shares of the Fund for  which a  change  is  proposed.  The  vote of the  majority  of the outstanding  securities  means  the  vote  of (1)  67%  or  more  of the  voting securities  present  at such  meeting,  if the  holders  of more than 50% of the outstanding  voting  securities  are  present or  represented  by proxy or (2) a majority of the outstanding securities, whichever is less.

Each Fund:

o    May not  purchase  securities  of any one  issuer,  other than  obligations
     issued  or   guaranteed   by  the  U.S.   Government,   its   agencies   or
     instrumentalities, if, immediately after such purchase, more than 5% of the
     Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding  voting  securities of the issuer,  except that 25% or less of the Fund's total assets may be invested  without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills,  notes, or other obligations  issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

o    May not lend any  security or make any other loan except that the Fund may, in  accordance  with  its  investment  objective  and  policies,  (i)  lend portfolio securities;  (ii) purchase and hold debt securities or other debt
     instruments,   including  but  not  limited  to  loan   participations  and
     subparticipations, assignments, and structured securities; (iii) make loans
     secured  by  mortgages  on  real  property;   (iv)  enter  into  repurchase
     agreements;  and (v) make time deposits  with  financial  institutions  and invest in instruments issued by financial institutions,  and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

o    May not purchase or sell real estate,  except that the Fund may (i) acquire real estate  through  ownership of securities or  instruments  and sell any real estate acquired thereby,  (ii) purchase or sell instruments secured by real  estate  (including  interests  therein),  and (iii)  purchase or sell securities  issued by entities or  investment  vehicles that own or deal in real estate (including interests therein).

o    May not borrow money or issue senior  securities,  except that the Fund may sell securities  short,  enter into reverse  repurchase  agreements and may otherwise  borrow  money and issue senior  securities  as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

                                       22

o    May not purchase or sell  commodities or commodities  contracts,  except to the extent disclosed in the current Prospectus or SAI of the Fund.

o    May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the
     Securities  Act in  connection  with the  purchase  and  sale of  portfolio securities.

o    May not purchase the securities of any issuer if, as a result,  25% or more
     (taken at current  value) of the Fund's  total  assets would be invested in the  securities of issuers,  the  principal  activities of which are in the same industry; provided, that in replicating the weightings of a particular industry  in its target  index,  the Fund may  invest  more than 25% of its total assets in securities  of issuers in that  industry.  This  limitation does not apply to securities issued by the U.S.  government or its agencies or  instrumentalities  and obligations issued by state, county or municipal governments.  The following  industries are considered  separate industries
     for  purposes  of  this  investment  restriction:   electric,  natural  gas
     distribution,  natural gas  pipeline,  combined  electric  and natural gas, telephone utilities,  captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer finance and other finance.

     The  following  are the  NON-FUNDAMENTAL  operating  policies of the Funds, which MAY BE CHANGED by the Board of Trustees of the Trust  WITHOUT  SHAREHOLDER
APPROVAL:

Each Fund may not:

o    Purchase securities on margin,  except that the Funds may use margin to the extent  necessary to engage in short sales of securities and to obtain such short-term credits as are necessary for the clearance of transactions;  and
     provided  that  margin  deposits  in  connection   with  options,   futures
     contracts,  options on futures contracts, and transactions in currencies or other derivative  instruments shall not constitute purchasing securities on margin.

o    Purchase or otherwise  acquire any security if, as a result,  more than 15%
     of its net assets would be invested in securities that are illiquid.

o    Pledge,  mortgage or hypothecate any assets owned by the Fund except as may be necessary in connection with  permissible  borrowings or investments and then such pledging,  mortgaging, or hypothecating may not exceed 33-1/3% of the Fund's total assets at the time of the borrowing or investment.

     If any percentage  restriction or requirement  described above is satisfied at the time of  investment,  a later  increase or  decrease  in such  percentage resulting  from a change in net asset value will not  constitute  a violation of such restriction or requirement.  However, should a change in net asset value or other  external  events  cause the Fund's  investments  in  illiquid  securities including  repurchase  agreements  with  maturities  in excess of seven days, to exceed  the  limit  set  forth  above  for the  Fund's  investment  in  illiquid securities,  the Fund will act to cause the aggregate  amount of such securities to come  within  such  limit as soon as is  reasonably  practicable.  In such an event,  however,  the Fund would not be  required  to  liquidate  any  portfolio securities where the Fund would suffer a loss on the sale of such securities.

     The  investment  objectives  of the  Funds are not  fundamental  and may be changed by the Board of Trustees without shareholder approval.

INTERNAL REVENUE CODE RESTRICTIONS

     In  addition  to the  investment  restrictions  above,  the  Funds  must be diversified  according to Internal Revenue Code requirements.  Specifically,  at each tax quarter end, the Funds'  holdings  must be  diversified  so that (1) at least 50% of the market value of its total assets is represented  by cash,  cash items (including receivables),  U.S. government securities,  securities of other
U.S. regulated investment  companies,  and other securities,  limited so that no one issuer has a value  greater  than 5% of the value of the Funds' total assets and that the Funds hold no more than 10% of the outstanding voting securities of such issuer, and (2) not more than 25% of the value of the Funds'

                                       23

total  assets  is  invested  in the  securities  (other  than  those of the U.S.
government or other U.S. regulated  investment  companies) of any one issuer, or of two or more  issuers  which the Fund  controls  and which are  engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

DISCLOSURE OF PORTFOLIO HOLDINGS

     The Board of  Trustees  of the Trust has adopted  policies  and  procedures regarding  the  disclosure  of  portfolio  holdings  information  to protect the interests of Fund  shareholders and to address  potential  conflicts of interest that could arise between the interests of Fund shareholders and the interests of the Funds' investment  adviser,  principal  underwriter or affiliated persons of the Funds'  investment  advisers or principal  underwriter.  The Trust's general policy with respect to the release of portfolio  holdings is to withhold release of information  regarding the securities that comprise a Fund's portfolio on any given  date,  until at least 15 days  after  such date and,  when  released,  to release such information  only as consistent with applicable legal  requirements and the fiduciary duties owed to shareholders. The policy and related procedures are  applicable to the Funds'  investment  adviser.  The Funds apply this policy
uniformly   to   all   including   individual   and   institutional   investors,
intermediaries,  affiliated persons of the Funds, and to all third-party service providers and rating agencies except in the limited exceptions  specifically set forth below.  Subject to the limited exceptions  described below, the Trust will not  make  available  to  anyone  non-public  information  with  respect  to its portfolio holdings,  until such time as the information is made available to all shareholders or the general public.

     The policies and procedures are applicable to the Funds' investment adviser and any  subadviser  to the Funds.  Pursuant  to the  policy,  the Funds,  their investment adviser, any subadviser, and their agents are obligated to:

     o    Act in the best interest of Fund shareholders by protecting non-public and potentially material portfolio holdings information;
     o    Ensure  that  portfolio  holdings  information  is not  provided  to a favored group of clients or potential clients; and
     o    Adopt  such  safeguards  and  controls  around  the  release of client information  so that  no  client  or  group  of  clients  is  unfairly disadvantaged as a result of such release.

     Portfolio  holdings  information  that is not  publicly  available  will be released only pursuant to the exceptions described above. In most cases where an exception  applies,  the release of  portfolio  holdings is strictly  prohibited until the information is at least 10 business days old. Nevertheless,  the Chief
Investment Officer,  the Chief  Administrative  Officer or their duly authorized delegate may authorize, where circumstances dictate, the release of more current portfolio  holding  information.  The Funds  currently post the top 10 portfolio
holdings   for   the   Funds   on  the   Trust's   public   Internet   site   at
www.gartmorefunds.com.  The top 10 portfolio  holdings are updated quarterly and are available 10 business days after the end of each quarter end. The Funds also disclose  their complete  portfolio  holdings  information  quarterly to the SEC using Form N-Q within 60 days of the end of the first and third  quarter ends of the Funds'  fiscal year and on Form N-CSR on the second and fourth  quarter ends of  the  Funds'  fiscal  year.  Form  N-Q  is  not  required  to  be  mailed  to
shareholders,   but  is  made  public  through  the  SEC   electronic   filings.
Shareholders receive either complete portfolio holdings information or summaries of Fund portfolio holdings with their annual and semiannual reports.

     Exceptions to the portfolio  holdings  release policy  described  above can only be authorized by the Chief  Investment  Officer,  the Chief  Administrative
Officer or their duly authorized delegate and will be made only when:

     o    A Fund has a  legitimate  business  purpose  for  releasing  portfolio holdings  information in advance of release to all shareholders or the general public;
     o    The recipient of the information  provides written assurances that the non-public portfolio holdings information will remain confidential and that persons with access to the  information  will be prohibited  from trading based on the information; and
     o    The  release  of such  information  would not  otherwise  violate  the anti-fraud  provisions  of the  federal  securities  laws or a  Fund's fiduciary duties.

                                       24

     Under this policy, the receipt of compensation by the Funds, the investment
adviser,  a  subadviser,   or  an  affiliate  as  consideration  for  disclosing
non-public  portfolio holdings  information is not deemed a legitimate  business purpose and is strictly forbidden.

     Eligible  third  parties  to whom  portfolio  holdings  information  may be released  in  connection  with  the  Funds'  legitimate  business  purposes  for releasing such information in advance of general release include the following:

     o    Data consolidators (including ratings agencies),
     o    Fund rating/ranking services and other data providers, and
     o    Service providers to the Funds.

     If  portfolio  holdings  information  is  disclosed  to  third  parties  in violation of any provision of this policy,  the information  will be immediately filed  with the SEC,  or by another  method or  combination  of methods  that is reasonably  designed  to  effect  broad,  non-exclusionary  distribution  of the information to the public.

     The Funds' investment  adviser conducts periodic reviews of compliance with the policy and the Funds' Chief Compliance Officer provides annually a report to the Board of Trustees  regarding  the  operation  of the policy and any material changes  recommended  as a  result  of such  review.  The  investment  adviser's compliance  staff will also  annually  submit to the Board a list of  exceptions granted to the policy,  including  an  explanation  of the  legitimate  business purpose of the Funds that was served as a result of the exception.

TRUSTEES AND OFFICERS OF THE TRUST

MANAGEMENT INFORMATION

TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUNDS

                   POSITION(S)                       NUMBER OF
                   HELD WITH                         PORTFOLIOS
                   THE TRUST    PRINCIPAL            IN FUND       OTHER
NAME, ADDRESS,     AND LENGTH   OCCUPATION(S)        COMPLEX       DIRECTORSHIPS
AND YEAR OF        OF TIME      DURING PAST FIVE     OVERSEEN BY   HELD
BIRTH              SERVED(1)    YEARS                TRUSTEE       BY TRUSTEE (2)

Charles E.         Trustee      Mr. Allen is            97         None
Allen              since        Chairman, Chief
                   July 2000    Executive
c/o Gartmore                    Officer and
Global                          President of
Investments,                    Graimark Realty
Inc. 1200 River                 Advisors, Inc.
Road, Suite                     (real estate
1000,                           development,
Conshohocken,                   investment and
PA 19428                        asset
                                management).
1948

Paula H.J.         Trustee      Ms.                     97         Director of
Cholmondeley       since July   Cholmondeley is                    Dentsply
                   2000         an independent                     International,
c/o Gartmore                    strategy                           Inc., Minerals
Global                          consultant.                        Technologies,
Investments,                    Ms.                                Inc., Albany
Inc. 1200 River                 Cholmondeley                       International
Road, Suite                     was Vice                           Corp., Terex
1000,                           President and                      Corporation and
Conshohocken,                   General Manager                    Ultralife
PA 19428                        of Specialty                       Batteries, Inc.
                                Products at
1947                            Sappi Fine
                                Paper North
                                America from
                                April 2000
                                through
                                December 2003.

                                       25

C. Brent DeVore    Trustee      Dr. DeVore is           97         None
(3)                since 1990   President of
                                Otterbein
c/o Gartmore                    College.
Global
Investments,
Inc. 1200 River
Road, Suite
1000,
Conshohocken,
PA 19428

1940

Phyllis Kay        Trustee      Beginning in            97         None
Dryden             since        February 2006
                   December     Ms. Dryden is
c/o Gartmore       2004         employed by
Global                          Mitchell
Investments,                    Madison Group,
Inc. 1200 River                 a management
Road, Suite                     consulting
1000,                           company.  Ms.
Conshohocken,                   Dryden was a
PA 19428                        former Managing
                                Partner of
1947                            marchFIRST, a
                                global
                                management
                                consulting firm
                                prior to 2002.

Barbara L.         Trustee      Retired.                97         None
Hennigar           since July
                   2000
c/o Gartmore
Global
Investments,
Inc. 1200 River
Road, Suite
1000,
Conshohocken,
PA 19428

1935

                                       26

Barbara I.         Trustee      Ms. Jacobs has          97         None
Jacobs             since        served as
                   December     Chairman of the
c/o Gartmore       2004         Board of
Global                          Directors of
Investments,                    KICAP Network
Inc. 1200 River                 Fund, a
Road, Suite                     European
1000,                           (United
Conshohocken,                   Kingdom) hedge
PA 19428                        fund, since
                                December 2000.
1950                            Prior to 2004,
                                Ms. Jacobs was
                                also a Managing
                                Director and
                                European
                                Portfolio
                                Manager with
                                Teachers
                                Insurance and
                                Annuity
                                Association--
                                College
                                Retirement
                                Equities Fund.

Douglas F.         Trustee      Mr. Kridler has         97         None
Kridler            since        served as the
                   September    President and
c/o Gartmore       1997         Chief Executive
Global                          Officer of the
Investments,                    Columbus
Inc. 1200 River                 Foundation (a
Road, Suite                     Columbus,
1000,                           OH-based
Conshohocken,                   foundation
PA 19428                        which manages
                                over 1,300
1955                            individual
                                endowment
                                funds) since
                                February 2002.
                                Prior to
                                January 31,
                                2002, Mr.
                                Kridler was the
                                President of
                                the Columbus
                                Association for
                                the Performing
                                Arts and
                                Chairman of the
                                Greater
                                Columbus
                                Convention and
                                Visitors Bureau.

Michael D.         Trustee      Retired. Mr.            97         None
McCarthy           since        McCarthy was
                   December     Chairman  of
c/o Gartmore       2004         VMAC (Commodity
Global                          Swaps) from
Investments,                    October 2002
Inc. 1200 River                 until June
Road, Suite                     2005; and  a
1000,                           partner of
Conshohocken,                   Pineville
PA 19428                        Properties LLC
                                (a commercial
1947                            real estate
                                development
                                firm).

                                       27

David C. Wetmore   Trustee      Retired.                97         None
                   since 1995
c/o Gartmore       and
Global             Chairman
Investments,       since
Inc. 1200 River    February
Road, Suite        2005
1000,
Conshohocken,
PA 19428

1948

(1)  Length of time served includes time served with the Trust's predecessors.

(2)  Directorships held in (1) any other investment  companies  registered under the  1940  Act,  (2) any  company  with a class  of  securities  registered pursuant to Section 12 of the  Securities  Exchange Act of 1934, as amended
     (the  "Exchange  Act") or (3) any company  subject to the  requirements  of
     Section 15(d) of the Exchange Act.

(3)  Mr. DeVore has served as President of Otterbein  College  since 1984.  Mark
     Thresher,  President and Chief  Operating  Officer of Nationwide  Financial
     Services,  Inc.  ("NFS") has served as a member of the Board of Trustees of
     Otterbein  College  since  2000,  currently  serving  as  one  of 30 of its trustees,  and is currently one of two Vice  Chairmen of the Board.  NFS is under common control with each of the Gartmore  companies that serves as an investment  adviser or  principal  underwriter  to the Trust,  as each is a majority-owned subsidiary of Nationwide Corporation ("NC") and, through NC, of Nationwide  Mutual Insurance  Company (95.2%) and Nationwide Mutual Fire
     Insurance Company (4.8%).

TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) AND OFFICERS OF
THE FUNDS

                   POSITION(S)                       NUMBER OF
                   HELD WITH                         PORTFOLIOS
                   THE TRUST    PRINCIPAL            IN FUND       OTHER
NAME, ADDRESS,     AND LENGTH   OCCUPATION(S)        COMPLEX       DIRECTORSHIPS
AND YEAR OF        OF TIME      DURING PAST FIVE     OVERSEEN BY   HELD
BIRTH              SERVED(1)    YEARS                TRUSTEE       BY TRUSTEE (2)

Paul J. Hondros    Trustee      Mr. Hondros has         97(4)      None
                   since July   been President
Gartmore Global    2000         and Chief
Investments,                    Executive
Inc. 1200 River                 Officer of
Road, Suite                     various
1000,                           Gartmore
Conshohocken,                   entities,
PA 19428                        including
                                Gartmore
1948                            Distribution
                                Services, Inc.
                                ("GDSI"),(3)
                                Gartmore
                                Investor
                                Services, Inc.
                                ("GISI"),(3)
                                Gartmore Morley
                                Capital
                                Management,
                                Inc.
                                ("GMCM"),(3)
                                Gartmore Morley
                                Financial

                                       28

                                Services, Inc.
                                ("GMFS"),(3)
                                NorthPointe
                                Capital, LLC
                                ("NorthPointe"),(3)
                                Gartmore Global
                                Asset
                                Management
                                Trust
                                ("GGAMT")(3),
                                Gartmore Global
                                Investments,
                                Inc.
                                ("GGI")(3),
                                Gartmore Mutual
                                Fund Capital
                                Trust
                                ("GMFCT")(3)
                                and Gartmore SA
                                Capital Trust
                                ("GSA")(3); and
                                a Director of
                                Nationwide
                                Securities,
                                Inc.(3), as
                                well as several
                                entities within
                                Nationwide
                                Financial
                                Services, Inc.

Arden L. Shisler   Trustee      Retired; Mr.            97         Director of
                   since        Shisler is the                     Nationwide
c/o Gartmore       February     former                             Financial
Global             2000         President and                      Services, Inc.
Investments,                    Chief Executive                    (1)
Inc. 1200 River                 Officer of KeB
Road, Suite                     Transport,
1000,                           Inc., a
Conshohocken,                   trucking firm
PA 19428                        (2000 through
                                2002). He
1941                            served as a
                                consultant to
                                KeB from
                                January 2003
                                through
                                December 2004.
                                Since 1992, Mr.
                                Shisler has
                                also been
                                Chairman of the
                                Board for
                                Nationwide
                                Mutual
                                Insurance
                                Company(3)

Gerald J.          Treasurer    Mr. Holland is         N/A         None
Holland            since        Senior Vice
                   March 2001   President -
Gartmore Global                 Operations for
Investments,                    GGI,(3)
Inc. 1200 River                 GMFCT(3) and
Road, Suite                     GSA (3).
1000,
Conshohocken,
PA 19428

1951

Michael A.         Chief        Since November         N/A         None
Krulikowski        Compliance   1999, Mr.
                   Officer      Krulikowski has
Gartmore Global    since June   served as a
Investments,       2004         Vice President
Inc. 1200 River                 and Chief
Road, Suite                     Compliance
1000,                           Officer of GGI.
Conshohocken,                   (3) Since June
PA 19428                        2004, Mr.
                                Krulikowski has
                                also served as
1959                            Chief
                                Compliance
                                Officer of the
                                Trust.

                                       29

Eric E. Miller     Secretary    Mr. Miller is          N/A         None
                   since        Senior Vice
Gartmore Global    December     President,
Investments,       2002         Chief Counsel
Inc. 1200 River                 for GGI(3),
Road, Suite                     GMFCT(3), and
1000,                           GSA(3) since
Conshohocken,                   August 2002.
PA 19428                        From August
                                2000 to August
1953                            2002, Mr.
                                Miller was a
                                Partner with
                                Stradley Ronon
                                Stevens &
                                Young, LLP.

(1)  Length of time served includes time served with the Trust's predecessors.
(2)  Directorships held in (1) any other investment company registered under the
     1940 Act, (2) any company with a class of securities registered pursuant to
     Section  12 of  the  Exchange  Act  or  (3)  any  company  subject  to  the requirements of Section 15(d) of the Exchange Act.
(3)  This position is held with an affiliated person or principal underwriter of the Trust.
(4)  Mr.  Hondros is also an  Administrative  Committee  Member for The Alphagen
     Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders  Long-Short Fund, LLC
     and The Leaders  Long-Short  Fund LDC,  four private  investment  companies
     (hedge funds) managed by Gartmore SA Capital Trust.

RESPONSIBILITIES OF THE BOARD OF TRUSTEES

     The  business and affairs of the Trust are managed  under the  direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the  operation  of the Trust,  and  directs  the  officers  to perform the daily functions of the Trust.

BOARD OF TRUSTEE COMMITTEES

     The Board of Trustees has four standing  committees:  Audit,  Valuation and
Operations, Nominating and Fund Governance and Performance Committees.

     The  purposes  of the Audit  Committee  are to:  (a)  oversee  the  Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate,  the internal controls of certain of its service providers;
(b) oversee the quality and objectivity of the Trust's financial  statements and the  independent  audit thereof;  (c) ascertain the  independence of the Trust's independent  auditors;  (d) act as a liaison  between  the  Trust's  independent auditors and the Board;  (e) approve the  engagement of the Trust's  independent auditors  to (i)  render  audit and  non-audit  services  for the Trust and (ii)
render  non-audit  services for the Trust's  investment  advisers  (other than a subadviser  whose role is  primarily  portfolio  management  and is  overseen by another investment adviser) and certain other entities under common control with one of the Trust's investment  advisers if the engagement relates to the Trust's operations  and  financial  reporting;  (f) meet and consider the reports of the
Trust's independent  auditors;  (g) review and make recommendations to the Board regarding  the Code of  Ethics  of the  Trust  and that of all  Trust  advisers,
subadvisers,   and  principal  underwriters  and  annually  review  changes  to, violations of, and certifications

                                       30

with  respect to such Code of Ethics;  and (h) to oversee  the  Trust's  written policies and procedures adopted under Rule 38a-1 of the 1940 Act and oversee the appointment and performance of the Trust's designated Chief Compliance  Officer.
The  function  of  the  Audit   Committee  is  oversight;   it  is  management's
responsibility  to maintain  appropriate  systems for  accounting  and  internal control,  and the independent  auditors'  responsibility to plan and carry out a proper audit. The independent  auditors are ultimately  accountable to the Board and the Audit Committee, as representatives of the Trust's shareholders. Each of the members have a working knowledge of basic finance and accounting matters and are not  interested  persons  of the Trust,  as  defined  in the 1940 Act.  This
Committee  met six times during the past fiscal year and  currently  consists of the following Trustees: Mr. Allen, Ms. Cholmondeley  (Chairman),  Ms. Jacobs and
Mr. Wetmore.

     The purposes of the Valuation and  Operations  Committee are to (a) oversee the implementation and operation of the Trust's Valuation Procedures, applicable to all of the Trust's portfolio  securities;  (b) oversee the implementation and operation of the Trust's Rule 2a-7  Procedures,  applicable to the Trust's money market fund series;  (c) overseeing the Trust's portfolio  brokerage  practices;
and (d) overseeing  distribution  of the Trust's shares of beneficial  interest.
The  Valuation  and  Operations  Committee met five times during the past fiscal year and currently consists of the following  Trustees:  Mr. DeVore, Ms. Dryden,
Ms. Hennigar, Mr. Kridler (Chairman), and Mr. McCarthy.

     The Nominating and Fund Governance  Committee has the following  powers and responsibilities:  (1) selection  and  nomination of all persons for election or appointment  as Trustees of the Trust  (provided  that nominees for  independent
Trustee are  recommended  for  selection  and  approval by all of the  incumbent independent  Trustees  then serving on the Board);  (2)  periodic  review of the composition  of the Board to  determine  whether  it may be  appropriate  to add individuals  with specific  backgrounds,  diversity or skill sets;  (3) periodic review of Board  governance  procedures  (including  the Board's  effectiveness,
Trustee retirement, Trustee investment in the Funds and the process by which the
Trust's  principal  service  providers are  evaluated);  (4) review of completed
Trustee  and  Officer   Questionnaires   and  adjust  composition  of  Board  by
recommending the removal, replacement, or retirement of an incumbent Trustee and may  recommend the selection and  nomination of an  appropriate  candidate;  (5)
oversee the implementation of the Board's policies regarding  evaluations of the
Board and Trustee peer evaluations;  (6) review and make  recommendations to the
Board  regarding  the Proxy Voting  Guidelines,  Policies and  Procedures of all
Trust advisers and subadvisers;  (7) periodic review of Trustee compensation and
recommend  appropriate  changes  to  the  Independent   Trustees;   (8)  oversee
implementation  of the Trust's  Policy  Regarding the Service by Trustees on the
Boards of Directors of Public  Companies and  Unaffiliated  Fund Companies;  (9)
annual  review  and make  recommendations  to the Board  regarding  the  Board's
Statements of Policies  Regarding the Enhanced Fund Governance and Oversight By,
the  Enhanced  Independence  of, & the  Enhanced  Effectiveness  of the Board of
Trustees;  and (10) monitoring of the  performance of legal counsel  employed by the independent  Trustees,  supervision of counsel for the independent  Trustees and monitoring of the performance of legal counsel to the Trust, in consultation with the  Trust's  management.  The  Nominating  and Fund  Governance  Committee
reports to the full Board with recommendations of any appropriate changes to the
Board.  This Committee met seven times during the past fiscal year and currently consists of the following Trustees: Mr. DeVore (Chairman), Ms. Cholmondeley, Ms.
Dryden, Mr. Kridler,  and Mr. Wetmore,  each of whom is not an interested person of the Trust, as defined in the 1940 Act.

     The  Nominating  and  Fund  Governance  Committee  has  adopted  procedures regarding its review of  recommendations  for trustee nominees,  including those recommendations  presented  by  shareholders.  When  considering  whether to add additional  or  substitute  Trustees to the Board of Trustees of the Trust,  the
Trustees shall take into account any proposals for candidates  that are properly submitted to the Trust's Secretary.  Shareholders wishing to present one or more candidates  for  Trustee  for  consideration  may do so by  submitting  a signed written  request to the Trust's  Secretary at attn:  Secretary,  Gartmore Mutual
Funds,  1200 River Road, Suite 1000,  Conshohocken,  Pennsylvania  19428,  which includes the following information:  (i) name and address of shareholder and, if applicable,  name of broker or record holder; (ii) number of shares owned; (iii)
name  of  Fund(s)  in  which  shares  are  owned;   (iv)  whether  the  proposed
candidate(s)  consent to being  identified  in any proxy  statement  utilized in
connecting  with  the  election  of  Trustees;   (v)  the  name  and  background
information  of the  proposed  candidates  and  (vi) a  representation  that the candidate or  candidates  are willing to provide  additional  information  about themselves, including assurances as to their independence.

                                       31

     The functions of the Performance  Committee are: (1) in  consultation  with management of the Trust,  to review the kind,  scope and format of, and the time periods covered by, the investment performance data and related reports provided to the Board  and,  if the  Committee  determines  that  changes to such data or reports would be  appropriate  and  practicable,  the  Committee  will work with management of the Trust to implement any such changes;  (2) in consultation with management of the Trust,  to review the  investment  performance  benchmarks and peer groups used in reports  delivered to the Board for comparison of investment performance of the Funds and, if the Committee  determines  that changes to such benchmarks or peer groups would be  appropriate,  the  Committee  will work with management to implement any such change;  (3) in consultation with management of the Trust, to review such other matters that affect  performance,  including for example, fee structures,  expense ratios, as the Committee deems to be necessary and appropriate  and work with management to implement any recommended  changes;
(4) to review and monitor  the  performance  of the  Trust's  funds and the fund family,  as a whole,  in the manner and to the extent  directed  by the Board of
Trustees,  recognizing  that the ultimate  oversight of fund  performance  shall remain with the full Board of Trustees;  (5) to review and monitor the structure of, and the method used to determine, the compensation of each portfolio manager of the Trust's  funds with respect to  management  of the Trust's  funds and any other account  managed by the portfolio  manager;  and (6) to review and monitor material  conflicts  of  interest  that may  arise  from a  portfolio  manager's management of multiple  accounts.  This Committee met four times during the past fiscal year and  currently  consists of the  following  Trustees:  Ms.  Hennigar
(Chairperson), Mr. Allen, Ms. Jacobs, Mr. McCarthy, and Mr. Shisler.

OWNERSHIP OF SHARES OF GARTMORE MUTUAL FUNDS AS OF DECEMBER 31, 2005

                                                     AGGREGATE DOLLAR RANGE
                                                     OF EQUITY SECURITIES
                                                     AND/OR SHARES IN ALL
                                                     REGISTERED INVESTMENT
                            DOLLAR RANGE OF EQUITY   COMPANIES OVERSEEN BY
                               SECURITIES AND/OR     TRUSTEE IN FAMILY OF
     NAME OF TRUSTEE          SHARES IN THE FUNDS    INVESTMENT COMPANIES

Charles E. Allen                     None            $10,001-$50,000
Paula H.J.  Cholmondeley             None            $10,001-$50,000
C. Brent DeVore                      None            Over $100,000
Phyllis Kay Dryden                   None            $10,001-$50,000
Barbara L. Hennigar                  None            $10,001-$50,000
Barbara I. Jacobs                    None            $50,001-$100,000
Douglas F. Kridler                   None            $10,001-$50,000
Michael D. McCarthy                  None            None
David C. Wetmore                     None            Over $100,000
Paul J. Hondros                      None            Over $100,000
Arden L. Shisler                     None            Over $100,000

OWNERSHIP   IN   THE   TRUST'S   INVESTMENT   ADVISERS(1),   SUBADVISERS(2)   OR
DISTRIBUTOR(3) AS OF DECEMBER 31, 2005

TRUSTEES  WHO ARE NOT  INTERESTED  PERSONS  (AS  DEFINED IN THE 1940 ACT) OF THE
FUNDS

                      NAME OF OWNERS
                            AND
                      RELATIONSHIPS TO   NAME OF   TITLE OF CLASS OF    VALUE OF
NAME OF TRUSTEE           TRUSTEE        COMPANY       SECURITY        SECURITIES   PERCENT OF CLASS

Charles E. Allen            N/A            N/A            N/A             None             N/A
Paula H.J.                  N/A            N/A            N/A             None             N/A
Cholmondeley
C. Brent DeVore             N/A            N/A            N/A             None             N/A

                                       32

Phyllis Kay Dryden          N/A            N/A            N/A             None             N/A
Barbara L. Hennigar         N/A            N/A            N/A             None             N/A
Barbara I. Jacobs           N/A            N/A            N/A             None             N/A
Douglas F. Kridler          N/A            N/A            N/A             None             N/A
Michael D. McCarthy         N/A            N/A            N/A             None             N/A
David C. Wetmore            N/A            N/A            N/A             None             N/A

(1)  Investment  advisers include  Gartmore Mutual Fund Capital Trust,  Gartmore
     Global Asset Management Trust and Gartmore Morley Capital Management, Inc.

(2)  Subadvisers  for  other  funds  not in this  SAI  include  Gartmore  Global
     Partners and NorthPointe Capital, LLC.

(3)  Gartmore  Distribution  Services,  Inc.,  or any  company,  other  than  an investment company, that controls the Fund's adviser or distributor.

COMPENSATION OF TRUSTEES

     The Trustees receive fees and reimbursement for expenses of attending board meetings  from the Trust.  Gartmore  Mutual Fund Capital  Trust,  the adviser to various  series of the Trust based upon a pro rata share for the funds for which it acts as investment  adviser,  reimburses the Trust for fees and expenses paid to Trustees who are interested  persons of the Trust and who are employees of an adviser or its  affiliates.  The  Compensation  Table below sets forth the total compensation paid to the Trustees of the Trust,  before  reimbursement,  for the fiscal year ended October 31, 2005. In addition,  the table sets forth the total compensation  to be paid to the  Trustees  from all the  Gartmore  Funds for the fiscal year ended October 31, 2005. Trust officers receive no compensation  from the Trust in their capacity as officers.

     The  Trust  does not  maintain  any  pension  or  retirement  plans for the
Officers or Trustees of the Trust.

                                           PENSION RETIREMENT
                       AGGREGATE           BENEFITS ACCRUED AS    ESTIMATED ANNUAL
                       COMPENSATION FROM   PART OF TRUST          BENEFITS UPON        TOTAL COMPENSATION
NAME OF TRUSTEE        THE TRUST           EXPENSES               RETIREMENT           FOR THE COMPLEX(1)

Charles E. Allen         $ 49,750             $ 0                    $ 0                  $ 100,500
Paula H.J.                 58,333               0                      0                    117,667
Cholmondeley
C. Brent DeVore            50,500               0                      0                    101,000
Phyllis Kay Dryden         35,250               0                      0                     70,500
Barbara L. Hennigar        51,500               0                      0                    103,000
Paul J. Hondros(2)             NA              NA                     NA                         NA

Barbara I. Jacobs          36,000               0                      0                     73,000
Douglas F. Kridler         50,250               0                      0                    101,250
Michael D. McCarthy        33,500               0                      0                     67,750
Arden L. Shisler           40,750               0                      0                     81,875

                                       33

David Wetmore              66,125               0                      0                    133,250

     (1) On October 31, 2005, the Fund Complex  included two trusts comprised of
     85 investment company funds or series.
     (2) Does not receive  compensation from the Trust for meeting attendance or serving as a Trustee.

CODE OF ETHICS

     Federal  law  requires  the  Trust,   each  of  its  investment   advisers,
subadvisers, and principal underwriter to adopt codes of ethics which govern the personal  securities  transactions of their respective  personnel.  Accordingly, each such entity has adopted a code of ethics pursuant to which their respective
personnel  may  invest  securities  for  their  personal   accounts   (including
securities that may be purchased or held by the Trust).

INVESTMENT ADVISORY AND OTHER SERVICES

TRUST EXPENSES

     The Trust pays the  compensation  of the Trustees who are not  employees of
Gartmore Global Investments,  Inc. ("GGI"), or its affiliates, and all expenses, including  governmental fees, interest charges, taxes and membership dues in the
Investment Company Institute  allocable to the Trust;  investment  advisory fees and any Rule 12b-1 fees;  fees under the Trust's Fund  Administration  Agreement which includes the expenses of calculating the Funds' net asset values; fees and expenses of independent  certified public  accountants,  legal counsel,  and any transfer agent, registrar,  and dividend disbursing agent of the Trust; expenses of  preparing,  printing,  and mailing  shareholders'  reports,  notices,  proxy statements,  and  reports to  governmental  offices  and  commissions;  expenses connected with the execution,  recording,  and settlement of portfolio  security transactions;  insurance  premiums;  fees and expenses of the  custodian for all services to the Trust;  expenses of calculating the net asset value of shares of the Trust;  expenses of  shareholders'  meetings;  and expenses  relating to the issuance,  registration,  and  qualification  of shares of the  Trust.  Gartmore
Mutual Fund Capital Trust ("GMF" or "Adviser") may, from time to time,  agree to voluntarily or  contractually  waive  advisory fees, and if necessary  reimburse expenses,  in order to limit total  operating  expenses for certain Funds and/or classes,  as described  below.  These expense  limitations  apply to the classes described;  if a  particular  class  is  not  referenced,  there  is no  expense limitation for that class.

INVESTMENT ADVISERS

     Under an  Investment  Advisory  Agreement  with the Trust,  GMF manages the
Funds  in  accordance  with  the  policies  and  procedures  established  by the
Trustees.  GMF  manages  the day-to day  investments  of the Fund.  GMF pays the compensation  of the  officers of the Trust  employed by GMF and pays a pro rata portion of the compensation and expenses of the Trustees who are employed by GGI and its  affiliates.  GMF also  furnishes,  at its own  expense,  all  necessary administrative  services,  office space,  equipment,  and clerical personnel for servicing the investments of the Trust and  maintaining its investment  advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio  transactions of the Trust.  In addition,  GMF pays, out of its legitimate profits, broker-dealers,  trust companies, transfer agents and other financial  institutions in exchange for their selling of shares of the
Trust's series or for recordkeeping or other shareholder related services.

     The  Investment  Advisory  Agreement also  specifically  provides that GMF, including its directors,  officers,  and employees,  shall not be liable for any error  of  judgment,  or  mistake  of law,  or for any loss  arising  out of any investment,  or for any act or omission in the execution  and  management of the
Trust,  except for willful  misfeasance,  bad faith, or gross  negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The Agreement continues in effect for an initial period of two years and thereafter shall continue  automatically  for successive annual  periods  provided such  continuance  is  specifically  approved at least annually by the  Trustees,  or by vote of a majority of the  outstanding  voting securities of the Trust,  and, in either case, by a majority of the Trustees who are not parties to the  Agreement or interested  persons of any such party.  The
Agreement terminates  automatically in the event of its "assignment," as defined under the 1940 Act. It may be terminated as to the Fund without  penalty by vote of a majority of the  outstanding  voting  securities  of the

                                       34

Fund, or by either party, on not less than 60 days written notice. The Agreement further provides that GMF may render similar services to others.

     GMF,  located at 1200 River Road,  Suite 1000,  Conshohocken,  Pennsylvania
19428,  is a wholly-owned  subsidiary of Gartmore  Global  Investments,  Inc., a holding  company  which is an indirect,  majority-owned  subsidiary  of Gartmore
Global Asset Management Trust ("GGAMT"),  also located at 1200 River Road, Suite
1000, Conshohocken,  Pennsylvania 19428. GGAMT, which is a registered investment adviser,  is a  wholly-owned  subsidiary of Nationwide  Corporation.  All of the common stock of Nationwide  Corporation is held by Nationwide  Mutual  Insurance
Company (95.2%) and Nationwide  Mutual Fire Insurance  Company  (4.8%),  each of which is a mutual company owned by its policyholders.

     For services provided under the Investment Advisory Agreement, GMF receives an annual fee paid monthly based on average  daily net assets of the  applicable
Fund according to the following schedule:

FUND                        ASSETS                          INVESTMENT ADVISORY FEE

Gartmore Small Cap Growth   $0 up to $500 million           0.95%
  Opportunities Fund and
  Gartmore Small Cap
  Value Fund
                            $500 million up to $2 billion   0.85%
                            $2 billion and over             0.80%

LIMITATION OF FUND EXPENSES

     In the interest of limiting  the  expenses of a Fund,  the Adviser may from time to time waive some or all of its investment advisory fee or reimburse other fees for the Fund.

     In  this  regard,  the  Adviser  has  entered  into an  expense  limitation
agreement  with  the  Trust  on  behalf  of  the  Funds   ("Expense   Limitation
Agreement").  Pursuant to the Expense  Limitation  Agreement,  GMF has agreed to waive or limit its fees and to assume other expenses (except  generally for Rule
12b-1 fees and administrative  services fees and other expenses listed below) to the extent necessary to limit the total annual operating  expenses of each class of the Fund as  described  below.  Please note that the waiver of such fees will cause  the total  return  and  yield of the Fund to be  higher  than they  would otherwise be in the absence of such a waiver.

     The  Adviser may  request  and  receive  reimbursement  from a Fund for the advisory  fees waived or limited and other  expenses  reimbursed  by the Adviser pursuant to the Expense  Limitation  Agreements  at a later date when a Fund has reached a  sufficient  asset  size to permit  reimbursement  to be made  without causing  the total  annual  operating  expense  ratio of the Fund to exceed  the limits set forth below. No  reimbursement  will be made by the Fund unless:  (i)
the Fund's assets exceed $100  million;  (ii) the total annual  expense ratio of the Class  making  such  reimbursement  is less than the limit set forth  below;
(iii) the payment of such  reimbursement is approved by the Board of Trustees on a quarterly  basis;  and (iv) the payment of such  reimbursement is made no more than three years from the fiscal year in which the  corresponding  reimbursement to the  Fund  was  made.  Except  as  provided  for in  the  Expense  Limitation
Agreement,  reimbursement of amounts previously waived or assumed by the Adviser is not permitted.

     Until at least through  February 28, 2008, GMF has agreed  contractually to waive advisory fees and, if necessary, reimburse expenses for each Fund in order to limit total annual fund operating  expenses to 1.35% for all share classes of the Funds, excluding any taxes, interest,  brokerage commissions and other costs incurred in  connection  with the  purchase  and sale of  portfolio  securities, short-sale  dividend  expenses,  Rule  12b-1  fees,  fees paid  pursuant  to the
Administrative  Services Plan and other  expenditures  which are  capitalized in accordance with generally accepted accounting principles and other extraordinary expenses.

                                       35

INVESTMENT ADVISORY FEES

     The Funds had not commenced operations until the date of this SAI, and thus paid no investment advisory fees.

MULTI-MANAGER STRUCTURE

     The Adviser and the Trust have received from the SEC an exemptive order for a multi-manager structure which allows the Adviser to hire, replace or terminate subadvisers  without  the  approval of  shareholders;  the order also allows the
Adviser to revise a subadvisory  agreement without  shareholder  approval.  If a subadviser is hired,  the change will be communicated to shareholders  within 90 days of such  change,  and the change will be  approved by the Trust's  Board of
Trustees, including a majority of the Trustees who are not interested persons of the Trust or the  Adviser.  The order is intended to  facilitate  the  efficient operation of the Funds and afford the Trust increased management flexibility.

     The Adviser provides investment management evaluation services to the Funds principally by performing  initial due diligence on prospective  subadvisers for the Funds and thereafter  monitoring the  performance of the subadviser  through quantitative and qualitative analysis as well as periodic in-person,  telephonic and written  consultations  with the subadviser.  The Adviser has responsibility for communicating performance expectations and evaluations to the Subadviser and
ultimately   recommending   to  the  Trust's  Board  of  Trustees   whether  the
subadviser's  contract should be renewed,  modified or terminated;  however, the
Adviser  does not  expect to  recommend  frequent  changes of  subadvisers.  The
Adviser will regularly  provide written reports to the Trust's Board of Trustees regarding the results of their evaluation and monitoring functions. Although the
Adviser will monitor the performance of the  subadvisers,  there is no certainty that the  subadvisers  or the Funds will obtain  favorable  results at any given time.

PORTFOLIO MANAGERS

     Appendix C contains the  following  information  regarding  each  portfolio manager  identified  in the  Funds'  Prospectus:  (i) the  dollar  range  of the portfolio  manager's  investments  in  the  Funds;  (ii)  a  description  of the portfolio  manager's  compensation  structure;  and (iii) information  regarding other  accounts  managed by the  portfolio  manager and  potential  conflicts of interest that might arise from the management of multiple accounts.

DISTRIBUTOR

     Gartmore  Distribution  Services,  Inc.  ("GDSI") serves as underwriter for each of the Funds in the continuous  distribution  of its shares  pursuant to an
Underwriting  Agreement  dated  as  of  February  28,  2006,  as  amended,  (the
"Underwriting   Agreement").   Unless  otherwise  terminated,  the  Underwriting
Agreement  will  continue from year to year  thereafter  for  successive  annual periods,  if, as to each Fund, such continuance is approved at least annually by
(i)  the  Trust's  Board  of  Trustees  or by  the  vote  of a  majority  of the outstanding shares of that Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the  Underwriting  Agreement  or  interested persons (as defined in the 1940 Act) of any party to the Underwriting Agreement, cast in person at a meeting  called for the purpose of voting on such  approval.
The Underwriting Agreement may be terminated in the event of any assignment,  as defined in the 1940 Act. Until September 30, 2002, Nationwide  Securities,  Inc.
("NSI") served as the Trust's underwriter.  GDSI is a wholly-owned subsidiary of
Gartmore Global Asset Management,  Inc.  ("GGAMI"),  a Delaware holding company.
GGAMI is a  wholly-owned  subsidiary of Gartmore SA Capital  Trust,  which is an investment  adviser and is  wholly-owned by Gartmore  Global  Investments,  Inc.
("GGI"),  a  Delaware  holding  company.  GGI  is  a  majority  owned,  indirect subsidiary of GGAMT.

     The following  entities or people are  affiliates of the Trust and are also affiliates of GDSI:

     Gartmore Mutual Fund Capital Trust
     Gartmore Global Asset Management Trust
     Gartmore Global Partners*
     Gartmore SA Capital Trust
     Nationwide Life Insurance Company

                                       36

     Nationwide Life and Annuity Insurance Company
     Nationwide Financial Services, Inc.
     Nationwide Corporation
     Nationwide Mutual Insurance Company
     Paul Hondros
     Gerald Holland
     Eric Miller

     *On May 25, 2006, Nationwide Mutual Insurance Company and Nationwide Mutual
     Fire Insurance Company entered into a definitive agreement to sell Gartmore
     Group Limited and certain of its  subsidiaries,  including  Gartmore Global
     Partners,  to an  unaffiliated  third party.  The sale is expected to close before the end of 2006.

     In its  capacity  as  Distributor,  GDSI  solicits  orders  for the sale of shares, advertises and pays the costs of distribution, advertising, office space and the personnel  involved in such  activities.  GDSI receives no  compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the sales  charge and 12b-1  fee,  if any,  imposed  upon sales of the Funds'
shares.

DISTRIBUTION PLAN

     The Trust,  with respect to shares of the Funds, has adopted a Distribution
Plan (the  "Plan")  under Rule 12b-1 of the 1940 Act. The Plan permits the Funds to compensate GDSI, as the Funds' principal underwriter, for expenses associated with  the  distribution  of the  Funds'  Class A,  Class B,  Class C, or Class R
shares,  as applicable.  Although  actual  distribution  expenses may be more or less, the Funds, or the applicable class, as indicated below, pay GDSI an annual fee under the Plan,  regardless  of  expenses,  in annual  amount  that will not exceed the following amounts:

             AMOUNT

0.25% of the average daily net assets of
the Fund's Class A shares (distribution or
services fee).

1.00% of the average daily net assets of
the Fund's Class B shares (0.25% services
fee).

1.00% of the average daily net assets of
the Fund's Class C shares (0.25% services
fee).

0.50% of the average daily net assets of
the Fund's Class R shares (0.25% of which
may be either a distribution or services
fee).

     As required by Rule 12b-1,  the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect  financial  interest in the  operation of the
Plan (the "Independent Trustees").  The Plan was initially approved by the Board of Trustees on March 5, 1998.  The Plan may be amended from time to time by vote of a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose.  The Plan may be terminated as to  the  applicable  shares  of  the  Funds  by  vote  of a  majority  of the
Independent Trustees, or by vote of a majority of the outstanding shares of that
Class or Fund,  as  applicable.  Any  change in the Plan that  would  materially
increase  the  distribution  cost  to  the  applicable   shareholders   requires
shareholder  approval.  The Trustees  review  quarterly a written report of such costs and the purposes for which such costs have been  incurred.  For so long as the Plan is in effect,  selection and  nomination of those  Trustees who are not interested  persons of the Trust shall be  committed to the  discretion  of such disinterested persons. All agreements with any person relating to the

                                       37

implementation  of the Plan may be  terminated  at any time on 60 days'  written notice without payment of any penalty,  by vote of a majority of the Independent
Trustees or by a vote of the majority of the outstanding  applicable shares. The
Plan will continue in effect for successive one-year periods, provided that each such  continuance is specifically  approved (i) by the vote of a majority of the
Independent  Trustees,  and (ii) by a vote of a majority of the entire  Board of
Trustees  cast in person  at a meeting  called  for that  purpose.  The Board of
Trustees  has a  duty  to  request  and  evaluate  such  information  as  may be reasonably  necessary for them to make an informed  determination of whether the
Plan should be implemented  or continued.  In addition the Trustees in approving the Plan as to the Funds must  determine  that there is a reasonable  likelihood that the Plan will benefit the Funds and their Shareholders.

     The Board of  Trustees of the Trust  believes  that the Plan is in the best interests of the Funds since it encourages  Fund growth and  maintenance of Fund assets.  As the  Funds  grow in size,  certain  expenses,  and  therefore  total expenses  per share,  may be reduced  and overall  performance  per share may be improved.

     GDSI may enter into, from time to time, Rule 12b-1 Agreements with selected dealers  pursuant  to which  such  dealers  will  provide  certain  services  in connection with the distribution of the Funds' shares including, but not limited to, those discussed  above.  GMF or an affiliate of GMF pays additional  amounts from its own resources to dealers or other financial  intermediaries  for aid in distribution or for aid in providing administrative services to shareholders.

FUND ADMINISTRATION AND TRANSFER AGENCY SERVICES

     Under the terms of the Fund  Administration  and Transfer Agency Agreement,
Gartmore SA Capital Trust ("GSA"),  a wholly-owned  subsidiary of GGI,  provides for various administrative and accounting services, including daily valuation of the Funds'  shares,  preparation  of  financial  statements,  tax  returns,  and regulatory  reports,  and  presentation  of  quarterly  reports  to the Board of
Trustees.  GGI  is  a  wholly-owned,  indirect  subsidiary  of  GGAMT.  Gartmore
Investors  Services,  Inc.  ("GISI"),  an indirect  subsidiary of GSA, serves as transfer agent and dividend disbursing agent for each of the Funds. Both GSA and
GISI are located at 1200 River  Road,  Suite  1000,  Conshohocken,  Pennsylvania
19428. For the fund administration and transfer agency services,  each Fund pays
GSA and GISI a combined annual fee based on the Trust's average daily net assets according to the following schedule:

                                        AGGREGATE TRUST FEE
                ASSET LEVEL             AS A PERCENTAGE OF NET ASSETS

            $0 up to $1 billion              0.26%

                                       38

            $1 up to $3 billion              0.19%
            $3 up to $4 billion              0.15%
            $4 up to $5 billion              0.08%
           $5 up to $10 billion              0.05%
          $10 up to $12 billion              0.03%
           $12 billion and more              0.02%

     GSA pays GISI from these fees for its services as the Trust's  transfer and dividend disbursing agent.

SUB-ADMINISTRATION

     GSA and GISI  have  entered  into a  Services  Agreement  with  BISYS  Fund
Services Ohio, Inc.  ("BISYS"),  effective  November 1, 2001, to provide certain fund  administration  and transfer  agency  services for each of the Funds.  For these services, GSA pays BISYS an annual fee at the following rates based on the average  daily net  assets of the  aggregate  of all the funds of the Trust that
BISYS is providing such services for:

                                        AGGREGATE TRUST FEE
                ASSET LEVEL             AS A PERCENTAGE OF NET ASSETS

            $0 up to $1 billion              0.20%
            $1 up to $3 billion              0.15%
            $3 up to $4 billion              0.10%
            $4 up to $5 billion              0.05%
           $5 up to $10 billion              0.02%
          $10 up to $12 billion              0.01%
           $12 billion and more             0.005%

ADMINISTRATIVE SERVICES PLAN

     Under the terms of an Administrative Services Plan, the Funds are permitted to  enter  into  Servicing  Agreements  with  servicing  organizations,  such as
broker-dealers  and  financial  institutions,   who  agree  to  provide  certain
administrative  support  services in  connection  with the Class A, Class R, and
Institutional  Service Class shares of the Funds.  Such  administrative  support services  include,  but are not  limited  to, the  following:  establishing  and
maintaining   shareholder   accounts;   processing   purchase   and   redemption
transactions;  arranging for bank wires  performing  shareholder  sub-accounting answering  inquiries  regarding the Funds providing periodic  statements showing the account balance for beneficial  owners or for plan  participants or contract holders of insurance  company separate accounts  transmitting  proxy statements, periodic reports, updated prospectuses and other communications to shareholders;
and,  with  respect to  meetings of  shareholders,  collecting,  tabulating  and forwarding to the Trust executed  proxies and obtaining  such other  information and performing  such other services as may reasonably be required.  With respect to the Class R shares,  these types of  administrative  support services will be exclusively provided for retirement plans and their plan participants.

     As authorized by the Administrative  Services Plan for the Funds, the Trust
has  entered  into a  Servicing  Agreement  for  the  Funds  pursuant  to  which
Nationwide  Financial  Services,  Inc.  ("NFS")  has agreed to  provide  certain administrative  support  services in connection  with the applicable Fund shares held  beneficially  by its  customers.  NFS is a majority  owned  subsidiary  of
Nationwide  Corporation,  which also owns GGAMT. In consideration  for providing administrative support services, NFS and other entities with which the Trust may enter into  Servicing  Agreements  (which may include  GDSI) will receive a fee, computed at the annual  rate of up to 0.25% of the  average  daily net assets of the Class A, Class R and Institutional Service Class shares of each Fund.

CUSTODIAN

     JPMorgan  Chase Bank, 4 New York Plaza,  New York,  New York 10008,  is the
Custodian  for the  Funds  and  makes all  receipts  and  disbursements  under a
Custodian  Agreement.  The  Custodian  performs no  managerial  or policy making functions for the Fund.

LEGAL COUNSEL

     Stradley   Ronon  Stevens  &  Young,   LLP,   2600  One  Commerce   Square,
Philadelphia, Pennsylvania 19103, serves as the Trust's legal counsel.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     PricewaterhouseCoopers  LLP, Two Commerce  Square,  Suite 1700, 2001 Market
Street,  Philadelphia,   Pennsylvania  19103-7042,  serves  as  the  Independent
Registered Public Accounting Firm for the Trust.

BROKERAGE ALLOCATIONS

     GMF  (or a  subadviser)  is  responsible  for  decisions  to buy  and  sell securities  and other  investments  for the Funds,  the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions  on stock and commodity  exchanges in the United States, these  commissions  are  negotiated,  whereas  on  foreign  stock and  commodity exchanges these  commissions  are generally fixed and are generally  higher than brokerage  commissions in the United States. In the case of securities traded on the  over-the-counter  markets or for  securities  traded on a principal  basis, there is generally no commission, but the price includes a spread between

                                       39

the dealer's  purchase and sale price.  This spread is the dealer's  profit.  In underwritten  offerings,  the price  includes a disclosed,  fixed  commission or discount.  Most  short-term  obligations  are normally  traded on a  "principal"
rather than agency basis.  This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account  rather than as an agent for another client, or directly with the issuer.

     Except as described below, the primary  consideration in portfolio security transactions is best price and execution of the transaction (i.e.,  execution at the most favorable  prices and in the most  effective  manner  possible).  "Best price-best  execution"  encompasses  many factors  affecting the overall benefit obtained by the client account in the transaction including, but not necessarily limited to, the price paid or received for a security,  the commission  charged, the promptness,  availability and reliability of execution,  the confidentiality and  placement  accorded  the order,  and  customer  service.  Therefore,  "best price-best  execution" does not necessarily  mean obtaining the best price alone but is evaluated in the context of all the execution services provided.  GMF has complete  freedom as to the markets in and the  broker-dealers  through which it seeks this result.

     Subject to the primary  consideration of seeking best price-best  execution and as discussed below,  securities may be bought or sold through broker-dealers who have furnished  statistical,  research, and other information or services to the Adviser or a subadviser.  In placing  orders with such  broker-dealers,  the
Adviser will,  where possible,  take into account the comparative  usefulness of such  information.  Such  information  is useful to the Adviser  even though its dollar value may be  indeterminable,  and its receipt or availability  generally does not reduce the Adviser's normal research activities or expenses.

     Fund portfolio  transactions may be effected with  broker-dealers  who have assisted  investors  in the purchase of variable  annuity  contracts or variable insurance  policies  issued by Nationwide  Life Insurance  Company or Nationwide
Life & Annuity Insurance Company.  However,  neither such assistance nor sale of other  investment  company shares is a qualifying or  disqualifying  factor in a broker-dealer's  selection,  nor is the selection of any broker-dealer  based on the volume of shares sold.

     There  may be  occasions  when  portfolio  transactions  for the  Funds are executed  as part of  concurrent  authorizations  to  purchase  or sell the same security for trusts or other accounts  (including  other mutual funds) served by the  Adviser or by an  affiliated  company  thereof.  Although  such  concurrent authorizations  potentially could be either  advantageous or  disadvantageous to the Funds,  they are affected only when the Adviser believes that to do so is in the  interest  of the Funds.  When such  concurrent  authorizations  occur,  the executions will be allocated in an equitable manner.

     In purchasing and selling  investments  for the Funds,  it is the policy of the  Adviser to obtain  best  execution  at the most  favorable  prices  through responsible  broker-dealers.  The  determination  of what  may  constitute  best execution  in a  securities  transaction  by  a  broker  involves  a  number  of considerations,  including the overall  direct net economic  result to the Funds
(involving  both price paid or  received  and any  commissions  and other  costs paid),  the efficiency  with which the  transaction is effected,  the ability to effect the transaction at all when a large block is involved,  the  availability of the broker to stand ready to execute possibly  difficult  transactions in the future,  the  professionalism  of the broker,  and the  financial  strength  and stability of the broker.  These considerations are judgmental and are weighed by the Adviser in determining the overall  reasonableness of securities  executions and  commissions  paid. In selecting  broker-dealers,  the Adviser will consider various relevant  factors,  including,  but not limited to, the size and type of the  transaction;  the nature and  character  of the markets for the security or asset to be purchased or sold; the execution efficiency,  settlement capability, and  financial  condition  of  the  broker-dealer's  firm;  the  broker-dealer's execution  services,  rendered on a continuing basis; and the  reasonableness of any commissions.

     The  Adviser  may  cause  the Funds to pay a  broker-dealer  who  furnishes brokerage  and/or  research  services  a  commission  that is in  excess  of the
commission  another   broker-dealer   would  have  received  for  executing  the
transaction if it is determined,  pursuant to the  requirements of Section 28(e)
of the Securities  Exchange Act of 1934,  that such  commission is reasonable in relation to the value of the brokerage and/or research services  provided.  Such research  services  may  include,  among  other  things,  analyses  and  reports
concerning  issuers,  industries,   securities,  economic  factors  and  trends,
portfolio  strategy,  analytic  or  modeling  software,  market  data  feeds and historical market information.  Any such research and other information provided by brokers to the Adviser is  considered to be in addition to and not in lieu of services  required  to be  performed  by it under  its  investment  advisory  or subadvisory

                                       40

agreement,  as the case may be.  The fees paid to the  Adviser  pursuant  to its investment  advisory  agreement  are not reduced by reason of its  receiving any
brokerage   and   research   services.   The  research   services   provided  by
broker-dealers can be useful to the Adviser in serving their other clients.  All research services received from the brokers to whom commission are paid are used collectively,  meaning such  services may not actually be utilized in connection with each client  account  that may have  provided  the  commission  paid to the brokers providing such services.  The Adviser is prohibited from considering the broker-dealers  sale of shares  of any fund for  which it  serves as  investment adviser, except as may be specifically permitted by law.

     Under the 1940 Act,  "affiliated  persons" of the Funds are prohibited from dealing with it as a principal in the purchase and sale of securities  unless an exemptive order allowing such  transactions  is obtained from the SEC.  However, the Funds may  purchase  securities  from  underwriting  syndicates  of which an affiliate, as defined in the 1940 Act, is a member under certain conditions,  in accordance with Rule 10f-3 under the 1940 Act.

     The Funds  contemplate  that,  consistent with the policy of obtaining best
results,   brokerage   transactions   may  be  conducted   through   "affiliated
broker/dealers,"  as  defined in the 1940 Act.  Under the 1940 Act,  commissions paid by the Funds to an "affiliated broker/dealer" in connection with a purchase or sale of securities offered on a securities  exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Funds' policy that the commissions to be paid to an affiliated  broker-dealer must, in its judgment, be
(1) at least as favorable as those that would be charged by other brokers having comparable  execution  capability  and (2) at least as favorable as  commissions contemporaneously  charged by such broker/dealer on comparable  transactions for its most  favored  unaffiliated  customers,  except for  accounts  for which the affiliated  broker/dealer  acts as a clearing broker for another  brokerage firm and  customers of an  affiliated  broker/dealer  considered by a majority of the independent trustees not to be comparable to the Funds. The Funds do not deem it practicable  and in  their  best  interests  to  solicit  competitive  bids  for commissions on each transaction.  However,  consideration  regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.

PURCHASES, REDEMPTIONS AND PRICING OF SHARES

     All investments in the Trust are credited to the  shareholder's  account in the form of full and fractional  shares of the  designated  Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

     The net asset  value  ("NAV")  per share of the  Funds is  determined  once daily,  as of the close of regular  trading on the New York Stock  Exchange (the
"Exchange") (generally 4 P.M. Eastern Time) on each business day the Exchange is open for  regular  trading  (and on such  other  days as the Board  determines).
However,  to the extent that a Fund's investments are traded in markets that are open  when  the New  York  Stock  Exchange  is  closed,  the  value  of a Fund's investments may change on days when shares cannot be purchased or redeemed.

     The Trust will not compute NAV for the Funds on customary national business holidays,  including the following: New Year's Day, Martin Luther King, Jr. Day,
Presidents'  Day,  Good  Friday,  Memorial  Day,  Independence  Day,  Labor Day,
Thanksgiving Day, Christmas Day.

     The Funds reserve the right to not  determine NAV when:  (i) the Funds have not received any orders to purchase, sell or exchange shares and (ii) changes in the value of a Fund's portfolio do not affect the Fund's net asset value.

     The offering  price for orders placed before the close of the Exchange,  on each  business  day the  Exchange  is open  for  trading,  will  be  based  upon calculation  of the NAV at the close of  regular  trading on the  Exchange.  For orders placed after the close of regular trading on the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon NAV at the close of the Exchange on the next day thereafter on which the Exchange is open for trading.  The NAV of a share of a Fund on which offering and redemption prices  are  based is the NAV of the  Fund,  divided  by the  number  of  shares outstanding,  with the result  adjusted to the nearer cent. The NAV of the Funds is determined by subtracting  the liabilities of the Funds from the value of its assets  (chiefly  composed of  investment  securities).  The NAV per share for a class is calculated by adding the value of all  securities and other assets of a
Fund allocable to the class,  deducting liabilities allocable to that class, and dividing by the number of that class' shares outstanding.

                                       41

     Securities for which market  quotations are readily available are values at current  market value as of  Valuation  Time.  Valuation  Time will be as of the close of regular trading on the New York Stock Exchange  (usually 4 P.M. Eastern
Time).  Equity  securities are valued at the last quoted sale price, or if there is no sale price,  the last quoted bid price provided by an independent  pricing service  approved  by the Board of  Trustees.  Securities  traded on NASDAQ  are valued at the NASDAQ Official  Closing Price.  Prices are taken from the primary market or exchange in which each security trades.

     Debt and other fixed-income  securities (other than short-term obligations)
are valued at the last quoted bid price and/or by using a  combination  of daily quotes and matrix evaluations  provided by an independent  pricing service,  the use of which has been approved by the Board of Trustees of the Trust. Short-term debt  securities  such as commercial  paper and U.S.  treasury  bills,  having a remaining  maturity of 60 days or less are considered to be "short-term" and are valued at amortized cost which  approximates  market value.  The pricing service activities and results are reviewed by an officer of the Trust.  Debt Securities of  the  Trust's  Money  Market  Funds  are  valued  at  amortized  cost,  which approximates market value.

     The pricing  service  activities  and results are reviewed by an officer of the Trust.  Securities for which market quotations are not readily available, or for which an independent  pricing service does not provide a value or provides a value that does not represent fair value in the judgment of GMF or designee, are valued at fair value under  procedures  approved by the Board of Trustees of the
Trust.  Fair value  determinations  are required for  securities  whose value is affected  by a  significant  event  that will  materially  affect the value of a domestic or foreign  security  and which  occurs  subsequent  to the time of the close of the principal  market on which such domestic or foreign security trades but prior to the calculation of the Funds' NAV.

     The  Funds  value   foreign   equity   securities  at  fair  value  in  the
circumstances described below. Generally,  trading in foreign securities markets is completed  each day at various times prior to the Valuation  Time. Due to the time  differences  between  the  closings  of the  relevant  foreign  securities exchanges and the Valuation Time for the Funds,  the Funds will fair value their foreign  investments  when the market  quotations  for the  foreign  investments either are not  readily  available  or are  unreliable  and,  therefore,  do not represent  fair value.  When fair value prices are  utilized,  these prices will attempt to reflect the impact of the U.S.  financial  markets'  perceptions  and trading  activities  on the Funds'  foreign  investments  since the last closing prices of the foreign  investments  were  calculated  on their  primary  foreign securities  markets or exchanges.  For these purposes,  the Board of Trustees of
the  Trust  have  determined  that  movements  in  relevant   indices  or  other
appropriate  market  indicators,  after  the  close  of the  foreign  securities exchanges,  may  demonstrate  that market  quotations  are  unreliable,  and may trigger fair value pricing for certain securities.  Consequently, fair valuation of portfolio  securities  may occur on a daily basis.  The fair value pricing by the Trust utilizes data furnished by an  independent  pricing  service (and that data  draws  upon,  among  other  information,  the  market  values  of  foreign investments).  The fair value prices of portfolio  securities  generally will be used when it is  determined  that the use of such  prices will have an impact on the net asset  value of the Funds.  When the Funds use fair value  pricing,  the values  assigned  to the  Funds'  foreign  investments  may not be the quoted or published prices of the investments on their primary markets or exchanges.

     The pricing  service  activities  and results are reviewed by an officer of the  Trust.  Securities  and other  assets,  for which  such  market  prices are unavailable or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of GMF or its designee,  are valued at fair value under procedures approved by the Trust's
Board of Trustees.

     The Trust may  suspend  the right of  redemption  for such  periods  as are permitted under the 1940 Act and under the following unusual circumstances:  (a)
when the New York Stock Exchange is closed (other than weekends and holidays) or trading  is  restricted;  (b)  when an  emergency  exists,  making  disposal  of portfolio securities or the valuation of net assets not reasonably  practicable;
or (c) during any period  when the SEC has by order  permitted a  suspension  of redemption for the protection of shareholders.

SYSTEMATIC INVESTMENT STRATEGIES

     Automatic  Asset  Accumulation - This is a systematic  investment  strategy which combines  automatic  monthly transfers from your personal checking account to your mutual fund account with the concept of Dollar Cost

                                       42

Averaging.  With  this  strategy,  you  invest a fixed  amount  monthly  over an extended  period  of time,  during  both  market  highs and  lows.  Dollar  Cost
Averaging  can allow you to  achieve a  favorable  average  share cost over time since your fixed  monthly  investment  buys more shares  when share  prices fall during low  markets,  and fewer shares at higher  prices  during  market  highs.
Although no formula can assure a profit or protect  against  loss in a declining market,  systematic  investing has proven a valuable  investment strategy in the past.  Once you have opened an account with at least $1,000,  you can contribute to an  Automatic  Asset  Accumulation  plan for as  little as $50 a month in the
Funds.

     Automatic  Asset Transfer - This  systematic  investment plan allows you to transfer $25 or more to one Fund from another  Fund  systematically,  monthly or quarterly,  after Fund minimums have been met. The money is  transferred  on the
25th day of the month as selected or on the preceding business day. Dividends of any amount can be moved  automatically from one Fund to another at the time they are paid.  This strategy can provide  investors with the benefits of Dollar Cost
Averaging  through an opportunity to achieve a favorable average share cost over time. With this plan, your fixed monthly or quarterly  transfer from the Fund to any other Fund you select  buys more  shares  when share  prices fall during low markets and fewer  shares at higher  prices  during  market  highs.  Although no formula  can  assure a profit or protect  against  loss in a  declining  market, systematic  investing has proven a valuable investment strategy in the past. For transfers  from the Prime  Shares of the  Gartmore  Money Market Fund to another
Fund, sales charges may apply if not already paid.

     Automatic Withdrawal Plan ($50 or More) - You may have checks for any fixed amount  of  $50 or  more  automatically  sent  bi-monthly,  monthly,  quarterly, semi-annually  or annually,  to you (or anyone you designate)  from your account for Class A, Class B, and Class C shares.  Complete the  appropriate  section of the  Mutual  Fund  Application  for  New  Accounts  or  contact  your  financial intermediary  or the Transfer  Agent.  Your account  value must meet the minimum initial  investment amount at the time the program is established.  This program may reduce and eventually deplete your account.  Generally,  it is not advisable to  continue  to purchase  Class A or Class C shares  subject to a sales  charge while  redeeming  shares  using  this  program.  The $50  minimum  is waived for
Required Minimum Distributions from Individual Retirement Accounts.

NOTE:  If you  are  withdrawing  more  shares  than  your  account  receives  in dividends,  you will be decreasing  your total shares  owned,  which will reduce your future dividend potential.

Automatic  Withdrawal  Plan  (AWP) on Class B Shares - You will not be charged a
CDSC on  redemptions if you redeem 12% or less of your account value in a single year.

     For each  AWP  payment,  assets  that are not  subject  to a CDSC,  such as appreciation  on shares and shares  acquired  through  reinvestment of dividends and/or capital gain distributions,  will be redeemed first and will count toward the 12% limit.  If there is an  insufficient  amount of assets not  subject to a
CDSC to cover a particular  AWP payment,  shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.  Any dividends  and/or  capital gain distributions  taken in cash by a shareholder who receives payments through
AWP will also count  toward the 12% limit.  In the case of AWP, the 12% limit is calculated  at the  time  of an  automatic  redemption  is  first  made,  and is recalculated at the time each additional automatic redemption is made.

INVESTOR PRIVILEGES

     The Funds  offer  the  following  privileges  to  shareholders.  Additional information may be obtained by calling GDSI toll free at 800-848-0920.

     No Sales Charge on  Reinvestments - All dividends and capital gains will be automatically  reinvested free of charge in the form of additional shares within the same Fund and class or  another  specifically  requested  Fund (but the same class)  unless  you have  chosen to  receive  them in cash on your  application.
Unless requested in writing by the  shareholder,  the Trust will not mail checks for dividends  and capital gains of less than $5 but instead they  automatically will be  reinvested  in the form of  additional  shares,  and you will receive a confirmation.

     Exchange Privilege - The exchange privilege is a convenient way to exchange shares  from one Fund to  another  Fund in order to  respond  to changes in your goals or in market conditions.  The registration of the account to which you are making an  exchange  must be exactly the same as that of the Fund  account  from which the exchange is

                                       43

made, and the amount you exchange must meet the applicable minimum investment of the Fund being purchased. The exchange privilege may be limited due to excessive trading or market timing of fund shares.

Exchanges among Funds

     Exchanges may be made among any of the Gartmore Funds within the same class of shares (except for any other Fund not currently  accepting purchase orders or
Class X or Class Y shares of the Fixed Income  Funds),  as long as both accounts have the same owner,  and your first purchase in a new Fund meets the new Fund's
minimum  investment   requirement  (and  subject  to  the  investor  eligibility requirements for the Gartmore Short Duration Bond Fund).

     Because  Class R shares  of the  Funds are held  within  retirement  plans, exchange  privileges  with other Class R shares of the Gartmore Funds may not be available  unless  the  Class R shares  of the  other  Gartmore  Funds  are also available within a plan.  Please contact your retirement plan  administrator for information on how to exchange your Class R shares within your retirement plan.

     Generally,  there is no sales  charge  for  exchanges  of Class B, Class C,
Class R, Institutional Service Class or Institutional Class shares.  However, if your  exchange  involves  certain  Class  A  shares,  you  may  have  to pay the difference  between the sales  charges if a higher sales  charge  applies to the
Fund into which you are exchanging. If you exchange your Class A shares that are subject to a CDSC into  another  Gartmore  Fund and then  redeem  those  Class A shares within 18 months of the original  purchase (24 months for Gartmore  Short
Duration  Bond  Fund),  the  applicable  CDSC  will be the  CDSC  for the  Fund.
Exchanges into the Prime Shares of the Money Market Fund are only permitted from
Class A, Class B, Class C and Institutional Service Class shares of the Fund. If you exchange  Class B or Class C shares (or certain Class A shares  subject to a
CDSC) for Prime Shares of the Money Market Fund, the time you hold the shares in the Money Market Fund will not be counted for purposes of calculating  any CDSC.
As a result,  if you then sell your Prime Shares of the Money  Market Fund,  you will pay the sales charge that would have been charged if the initial Class B or
Class C shares (or  certain  Class A shares) had been sold at the time they were originally  exchanged  into the Money  Market Fund.  If you exchange  your Prime
Shares of the Money  Market Fund back into Class B or Class C shares (or certain
Class A shares), the time you held Class B or Class C shares (or certain Class A shares) prior to the initial exchange into the Money Market Fund will be counted for purposes or calculating  the CDSC. If you wish to purchase  shares of a Fund or class for which  the  exchange  privilege  does not  apply,  you will pay any applicable  CDSC at the time  you  redeem  your  shares  and pay any  applicable front-end  load on a new Fund you are  purchasing  unless a sales charge  waiver otherwise applies.

Exchanges May Be Made Four Convenient Ways:

By Telephone

     Automated Voice Response System - You can  automatically  process exchanges for the Funds  (except for the Gartmore  Short  Duration  Bond Fund and the
     Class  X and  Class  Y  shares  of  the  Fixed  Income  Funds)  by  calling
     800-848-0920,  24 hours a day, seven days a week.  However, if you declined the option on the  application,  you will not have this automatic  exchange privilege.  This  system  also gives you quick,  easy access to mutual fund information. Select from a menu of choices to conduct transactions and hear
     Fund price  information,  mailing and wiring  instructions as well as other mutual  fund  information.  You  must  call  our toll  free  number  by the
     Valuation  Time to receive that day's  closing  share price.  The Valuation
     Time is the close of regular trading of the New York Stock Exchange,  which is usually 4:00 p.m. Eastern Time.

     Customer Service Line - By calling 800-848-0920, you may exchange shares by telephone. Requests may be made only by the account owner(s). You must call our toll free number by the  Valuation  Time to receive that day's  closing share price.

     The Funds may record all instructions to exchange shares. The Funds reserve the right at any time without  prior notice to suspend,  limit or terminate the telephone  exchange privilege or its use in any manner by any person or class.

                                       44

     The Funds will employ the same procedure  described under "Buying,  Selling and  Exchanging  Fund  Shares"  in  the  Prospectus  to  confirm  that  the instructions are genuine.

     The Funds will not be liable for any loss, injury,  damage, or expense as a result of acting upon  instructions  communicated  by telephone  reasonably believed to be genuine,  and the Funds will be held harmless from any loss, claims or liability  arising from its  compliance  with such  instructions.
     These  options  are  subject to the terms and  conditions  set forth in the
     Prospectus and all telephone  transaction  calls may be tape recorded.  The
     Funds reserve the right to revoke this privilege at any time without notice to  shareholders  and request  the  redemption  in  writing,  signed by all shareholders.

     By Mail or Fax - Write to Gartmore Funds, P.O. Box 182205,  Columbus,  Ohio
     43218-2205  or fax (614)  428-3278.  Please  be sure  that  your  letter or facsimile  is signed  exactly as your account is  registered  and that your account  number and the Fund from which you wish to make the  exchange  are included.  For example,  if your account is  registered  "John Doe and Mary
     Doe", "Joint Tenants With Right of  Survivorship,'  then both John and Mary must sign the exchange  request.  The exchange will be processed  effective the date the signed letter or fax is received.  Fax requests received after the Valuation  Time will be processed as of the next business day. The Fund reserves  the right to require  the  original  document  if you use the fax method.

     By On-Line Access - Log on to our website  www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts.  Once you have reached the  website,  you will be  instructed  on how to select a password and perform transactions. You can choose to receive information on all of our  funds  as well as your  own  personal  accounts.  You may  also perform  transactions,  such as purchases,  redemptions and exchanges.  The
     Funds may  terminate the ability to buy Fund shares on their website at any time,  in which case you may continue to exchange  shares by mail,  wire or telephone pursuant to the Prospectus.

     Free Check Writing  Privilege  (Prime  Shares of the Gartmore  Money Market
     Fund) - You may request a supply of free checks for your  personal  use and there is no monthly  service fee. You may use them to make  withdrawals  of
     $500 or more from your account at any time.  Your account will  continue to earn daily income dividends until your check clears your account.  There is no limit on the number of checks you may write.  Cancelled  checks will not be returned to you. However,  your monthly statement will provide the check number,  date and  amount of each check  written.  You will also be able to obtain copies of cancelled  checks,  the first five free and $2.00 per copy
     thereafter,   by  contacting   one  of  our  service   representatives   at
     800-848-0920.

INVESTOR SERVICES

     Automated  Voice Response System - Our toll free number  800-848-0920  will connect  you 24 hours a day,  seven  days a week to the  system.  Through a selection of menu options,  you can conduct  transactions,  hear fund price
     information,   mailing  and  wiring  instructions  and  other  mutual  fund information.

     Toll Free Information and Assistance - Customer service representatives are available  to answer  questions  regarding  the  Funds and your  account(s)
     between  the  hours  of 8 a.m.  and 9 p.m.  Eastern  Time  (Monday  through
     Friday).  Call toll free:  800-848-0920  or contact us at our FAX telephone number 614- 428-3278.

     Retirement  Plans- Shares of the Funds may be purchased  for  Self-Employed
     Retirement  Plans,   Individual  Retirement  Accounts  (IRAs),  Roth  IRAs,
     Coverdell IRAs, Simplified Employee Pension Plans, Corporate Pension Plans,
     Profit Sharing Plans and Money Purchase Plans.  For a free information kit, call 800-848-0920.

     Shareholder  Confirmations - You will receive a confirmation statement each time a requested  transaction is processed.  However,  no confirmations are
     mailed  on  certain  pre-authorized,   systematic  transactions,  or  IRAs.
     Instead, these will appear on your next consolidated statement.

     Consolidated  Statements  -  Shareholders  of the Funds  receive  quarterly statements as of the end of March,  June,  September  and December.  Please
     review your  statement  carefully and notify us  immediately  if there is a discrepancy or error in your account.

                                       45

     For shareholders with multiple accounts,  your consolidated  statement will reflect all your current holdings in the Gartmore Funds.  Your accounts are consolidated  by Social  Security  number  and zip code.  Accounts  in your household  under  other  Social  Security  numbers  may be  added  to  your statement  at  your  request.  Depending  on  which  Funds  you  own,  your consolidated  statement  will be sent  either  monthly or  quarterly.  Only
     transactions   during  the  reporting  period  will  be  reflected  on  the statements.  An  annual  summary  statement  reflecting  all  calendar-year transactions in all your Funds will be sent after year-end.

     Average Cost  Statement - This  statement may aid you in preparing your tax return  and in  reporting  capital  gains  and  losses  to the IRS.  If you redeemed any shares during the calendar year, a statement  reflecting  your taxable gain or loss for the  calendar  year (based on the average cost you paid  for  the  redeemed  shares)  will be  mailed  to you  following  each year-end.  Average  cost can only be  calculated  on accounts  opened on or after January 1, 1984. Fiduciary accounts and accounts with shares acquired by gift,  inheritance,  transfer,  or by any means  other  than a  purchase cannot be calculated.

     Average cost is one of the IRS approved methods  available to compute gains or  losses.  You may wish to  consult a tax  adviser  on the other  methods available. The average cost information will not be provided to the IRS. If you have any  questions,  contact  one of our  service  representatives  at
     800-848-0920.

     Shareholder  Reports - All shareholders will receive reports  semi-annually detailing the financial operations of the Funds.

     Prospectuses  - An  updated  prospectus  will  be  mailed  to you at  least annually.

     Undeliverable  Mail - If mail from a Fund to a  shareholder  is returned as undeliverable on two or more consecutive occasions,  the Fund will not send any future mail to the  shareholder  unless it receives  notification  of a correct mailing address for the shareholder. With respect to any redemption checks or  dividend/capital  gains distribution checks that are returned as undeliverable  or not  presented for payment  within six months,  the Trust
     reserves  the  right  to  reinvest  the  check   proceeds  and  any  future
     distributions  in shares of the Fund at the then-current net asset value of the Fund until the Fund receives further instructions from the shareholder.

PERFORMANCE ADVERTISING

     The Funds may use past performance in advertisements, sales literature, and their Prospectus,  including calculations of average annual total return, 30-day yield, and seven-day yield, as described below.

TOTAL RETURN

     The Funds may from time to time advertise historical  performance,  subject to Rule 482 under the  Securities  Act,  or Rule  34b-1  under the 1940 Act.  An investor should keep in mind that any return  represents past performance and is not a guarantee of future results.  The investment return and principal value of investments will fluctuate so that an investor's shares,  when redeemed,  may be worth more or less than their original cost.

     All  performance  advertisements  shall include average annual total return quotations for the most recent one-,  five-,  and ten-year  periods (or life, if the Funds  have been in  operation  less  than one of the  prescribed  periods).
Average  annual  total  return  represents  the rate  required  each year for an initial  investment  to equal  the  redeemable  value  at the end of the  quoted period.  It is calculated in a uniform manner by dividing the ending  redeemable value of a  hypothetical  initial  payment of $1,000 for a  specified  period of time,  by the  amount  of the  initial  payment,  assuming  reinvestment  of all
dividends  and  distributions.   The  one-,  five-,  and  ten-year  periods  are
calculated  based on periods  that end on the last day of the  calendar  quarter preceding the date on which an advertisement is submitted for publication.

ADDITIONAL INFORMATION

                                       46

DESCRIPTION OF SHARES

     The Amended Declaration of Trust permits the Trustees to issue an unlimited number of full and  fractional  shares of  beneficial  interest of a Fund and to divide or combine such shares into a greater or lesser number of shares  without thereby  exchanging the  proportionate  beneficial  interests in the Trust. Each share of a Fund represents an equal  proportionate  interest in a Fund with each other  share.  The Trust  reserves  the  right to  create  and issue a number of different funds.  Shares of the Fund would participate  equally in the earnings, dividends,  and assets of those particular  funds. Upon liquidation of the Fund, shareholders  are  entitled  to  share  pro rata in the net  assets  of the Fund available for distribution to shareholders.

     The Trust is currently  authorized to offer shares of beneficial  interest, without  par value,  in 50  series.  With  respect  to the  Funds,  the Trust is authorized  to offer the  following  share  classes:  Class A, Class B, Class C,
Class R, Institutional Service Class, and Institutional Class.

     You have an  interest  only in the assets of the shares of a Fund which you own. Shares of a particular  class are equal in all respects to the other shares of that class.  In the event of liquidation of a Fund,  shares of the same class will share pro rata in the  distribution  of the net assets of the Fund with all other shares of that class. All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as  described  in this SAI and in the  Prospectus  but will have no other preference, conversion, exchange or preemptive rights.

VOTING RIGHTS

     Shareholders  of each class of shares have one vote for each share held and a  proportionate  fractional  vote for any  fractional  share held. An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except,  under certain circumstances,  to amend the  Declaration  of  Trust,  the  Investment  Advisory
Agreement, fundamental investment objectives, investment policies and investment restrictions,  to elect and  remove  Trustees,  to  reorganize  the Trust or any series or class  thereof and to act upon  certain  other  business  matters.  In regard to  termination,  sale of assets,  the change of  investment  objectives, policies and restrictions or the approval of an Investment  Advisory  Agreement, the right to vote is limited to the  holders  of shares of the  particular  fund affected by the proposal. In addition, holders of shares subject to a Rule 12b-1 fee will vote as a class and not with holders of any other class with respect to the approval of the Distribution Plan.

     To the  extent  that such a meeting  is not  required,  the Trust  does not intend to have an annual  or  special  meeting  of  shareholders.  The Trust has represented  to the SEC  that  the  Trustees  will  call a  special  meeting  of shareholders  for purposes of  considering  the removal of one or more  Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding  votes of the Trust and the Trust will assist in communicating  with other  shareholders  as  required  by  Section  16(c) of the 1940  Act.  At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all  outstanding  shares of the Trust),  by majority  vote,  has the power to remove one or more Trustees.

SHAREHOLDER INQUIRIES

     All  inquiries  regarding  the Trust should be directed to the Trust at the telephone number or address shown on the cover page of this SAI.

ADDITIONAL GENERAL TAX INFORMATION FOR THE FUNDS

Buying a dividend

     If you  invest  in a Fund  shortly  before  the  record  date of a  taxable distribution,  the distribution will lower the value of the Fund's shares by the amount  of the  distribution,  and  you  will  in  effect  receive  some of your investment back, but in the form of a taxable distribution.

Multi-class funds

                                       47

     Each Fund calculates  dividends and capital gain  distributions in the same manner for each  class.  The  amount of any  dividends  per share  will  differ, however,  generally due to the difference in the  distribution and service (Rule
12b-1) and administrative services fees applicable to each class.

Distributions of net investment income

     Each Fund receives  income  generally in the form of dividends and interest on its investments.  This income,  less expenses  incurred in the operation of a
Fund,  constitutes the Fund's net investment  income from which income dividends may be paid to you. If you are a taxable  investor,  any distributions by a Fund from such income (other than qualified  dividend income received by individuals)
will be taxable to you at ordinary income tax rates, whether you receive them in cash or in additional shares.  Distributions from qualified dividend income will be taxable to  individuals  at long-term  capital gain rates,  provided  certain holding period requirements are met. See the discussion below under the heading,
"Qualified Dividend Income for Individuals."

Distributions of capital gain

     Each Fund may realize a capital  gain or loss in  connection  with sales or
other  dispositions  of  its  portfolio   securities.   Distributions  from  net
short-term capital gain will be taxable to you as ordinary income. Distributions paid from the excess of net long-term  capital gain over net short-term  capital loss will be taxable to you as long-term  capital  gain,  regardless of how long you have held your shares in a Fund.  Any net  short-term  or long-term  capital gain realized by a Fund (net of any capital loss  carryovers)  generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital

     If a Fund's  distributions  exceed its  taxable  income and  capital  gains realized  during a taxable year, all or a portion of the  distributions  made in the  same  taxable  year  may be  recharacterized  as a  return  of  capital  to shareholders.  A return of capital  distribution  will generally not be taxable, but will reduce each  shareholder's  cost basis in a Fund and result in a higher reported  capital gain or lower reported capital loss when those shares on which the  distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

Investments in foreign securities

     Effect of  Foreign  Withholding  Taxes.  A Fund may be  subject  to foreign withholding  taxes on income from certain  foreign  securities.  This,  in turn, could reduce the Fund's distributions paid to you.

     Effect of foreign debt investments on distributions.  Most foreign exchange gains realized on the sale of debt  securities are treated as ordinary income by a  Fund.  Similarly,  foreign  exchange  losses  realized  on the  sale  of debt
securities   generally  are  treated  as  ordinary  losses.   These  gains  when
distributed  are  taxable to you as  ordinary  income,  and any losses  reduce a
Fund's  ordinary  income  otherwise  available  for  distribution  to you.  This treatment could increase or decrease a Fund's ordinary income  distributions  to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

     PFIC  securities.  A Fund may invest in securities of foreign entities that could be deemed for tax  purposes  to be passive  foreign  investment  companies
(PFICs). When investing in PFIC securities,  each Fund intends to mark-to-market these  securities  and  recognizes any gains at the end of its fiscal and excise
(described  below) tax years.  Deductions  for losses are allowable  only to the extent of any current or previously  recognized  gains.  These gains (reduced by allowable  losses)  are  treated as  ordinary  income that a Fund is required to distribute, even though it has not sold the securities. You should also be aware that the  designation  of a foreign  security as a PFIC security would cause its income  dividends  to  fall  outside  of the  definition  of  qualified  foreign corporation dividends.  These dividends will not qualify for the reduced rate of taxation on qualified dividends for individuals when distributed to

                                       48

you by a Fund.  If a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income  tax  on a  portion  of  any  "excess  distribution"  or  gain  from  the disposition  of such  shares  even if such  income is  distributed  as a taxable dividend by the Fund to its  shareholders.  Additional  charges in the nature of interest  may be imposed on the Fund in respect of deferred  taxes  arising from such distributions or gains.

Information on the amount and tax character of distributions

     The Funds will inform you of the amount of your ordinary income and capital gain  dividends  at the time they are  paid,  and will  advise  you of their tax status for federal  income tax purposes  shortly  after the end of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income, qualified dividends or capital gains, and in  the  case  of  non-U.S.  shareholders,  a Fund  may  further  designate  and distribute as interest-related  dividends and short-term capital gain dividends, a percentage  of income that may not be equal to the actual  amount of this type of income  earned  during the  period of your  investment  in the Fund.  Taxable distributions  declared by a Fund in December but paid in January are taxable to you as if they were paid in December.

Election to be taxed as a regulated investment company

     Each Fund  intends to elect or has  elected  to be  treated as a  regulated investment  company under  Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").  As a regulated  investment company, a Fund generally pays no federal  income tax on the income and gain it distributes to you. The Trust's
Board of Trustees  reserves the right not to maintain the  qualification of each
Fund as a regulated  investment company if it determines such a course of action to be beneficial to  shareholders.  In such a case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions  to you would be taxed as  dividend  income  to the  extent of the
Fund's earnings and profits.

     In order to qualify as a regulated  investment  company for federal  income tax purposes, each Fund must meet certain specific requirements, including:

     (i) the Fund must maintain a  diversified  Fund of  securities,  wherein no security,  including the securities of a qualified  publicly traded  partnership
(other  than  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 25% of the Fund's  total  assets,  and,  with respect to 50% of the Fund's total assets,  no  investment  (other than cash and cash  items,  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 5% of the Fund's  total  assets or 10% of the outstanding voting securities of the issuer;

     (ii) the Fund must derive at least 90% of its gross income from  dividends, interest,  payments  with respect to  securities  loans,  gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with  respect  to its  business  of  investing  in such  stock,  securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii)  the Fund must  distribute  to its  shareholders  at least 90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

Excise tax distribution requirements

     To avoid federal excise taxes, the Code requires each Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month  period ending October 31; and 100% of any undistributed  amounts from the prior year. Each Fund intends to declare and pay these  distributions  in December (or to pay them in January,  in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Sales of Fund shares

                                       49

     Sales and exchanges of Fund shares are taxable transactions for federal and state income tax  purposes.  If you sell your Fund  shares,  whether you receive cash or exchange them for shares of a different  Gartmore Fund, the IRS requires you to report  any gain or loss on your  sale or  exchange.  If you  owned  your shares as a capital  asset,  any gain or loss that you  realize  generally  is a capital gain or loss, and is long-term or short-term,  depending on how long you owned your shares. Any redemption/exchange  fees you incur on shares redeemed or exchanged  within 90 days after the date they were  purchased  will decrease the amount of any capital  gain (or  increase  any capital  loss) you realize on the sale or exchange.

     Sales at a loss  within six months of  purchase.  Any loss  incurred on the sale or  exchange  of Fund  shares  owned for six months or less is treated as a long-term  capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

     Deferral of basis - Class A shares only . In reporting  gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

     IF:
     o In your  original  purchase of Fund shares,  you received a  reinvestment right (the right to  reinvest  your sales  proceeds at a reduced or with no sales charge), and
     o You sell  some or all of your  original  shares  within  90 days of their purchase, and
     o You reinvest the sales proceeds in the Fund or in another  Gartmore Fund, and the sales charge that would otherwise apply is reduced or eliminated;

     THEN:
     In reporting  any gain or loss on your sale,  all or a portion of the sales charge that you paid for your  original  shares is  excluded  from your tax basis in the shares sold and added to your tax basis in the new shares.

     Wash  sales.  All or a portion of any loss that you  realize on the sale of your Fund shares is  disallowed  to the extent that you buy other  shares in the
Fund within 30 days before or after your sale. Any loss  disallowed  under these rules is added to your tax basis in the new shares.

U.S. government securities

     The income  earned on certain  U.S.  government  securities  is exempt from state and local  personal  income taxes if earned  directly by you.  States also grant  tax-free  status to dividends  paid to you from interest  earned on these
securities,   subject  in  some  states  to  minimum   investment  or  reporting
requirements  that  must be met by a Fund.  The  income on Fund  investments  in certain securities, such as repurchase agreements,  commercial paper and federal
agency-backed   obligations  (e.g.,  Government  National  Mortgage  Association
(Ginnie Mae) or Federal National Mortgage  Association (Fannie Mae) securities), generally  does not qualify for  tax-free  treatment.  The rules on exclusion of this income are different for corporations.

Qualified dividend income for individuals

     For individual shareholders,  a portion of the dividends paid by a Fund may be qualified  dividends  eligible for taxation at long-term  capital gain rates.
This reduced rate  generally is available  for  dividends  paid by a Fund out of dividends earned on the Fund's investment in stocks of domestic corporations and qualified  foreign  corporations.  Dividends  from PFICs are not  eligible to be treated as qualified dividend income.

     Both  the  Fund  and  the  investor  must  meet  certain   holding   period
requirements to qualify Fund dividends for this treatment.  Specifically, a Fund must hold the stock for at least 61 days during the 121-day period  beginning 60 days before the stock becomes ex-dividend.  Similarly, investors must hold their
Fund  shares for at least 61 days during the 121-day  period  beginning  60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the  declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend  payment.  When counting the number of days you held your Fund shares,  include the day you sold your shares but not the day you acquired these shares.

                                       50

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal  year, a Fund will  designate  the portion of its ordinary  dividend  income that meets the  definition of qualified  dividend income  taxable  at  reduced  rates.  If 95% or more of a Fund's  income is from qualified  sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

Dividends-Received Deduction for Corporations

     The portion of dividends  paid by a Fund that  qualifies  for the corporate dividends-received  deduction will be designated each year in a notice mailed to the  Fund's  shareholders,  and  cannot  exceed  the gross  amount of  dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received  deduction in the hands of the Fund if the Fund was a regular  corporation.

     The availability of the dividends-received  deduction is subject to certain holding  period and debt  financing  restrictions  imposed under the Code on the corporation  claiming  the  deduction.  The amount that a Fund may  designate as eligible for the  dividends-received  deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were  debt-financed or held by the Fund for less than a minimum  period of time,  generally 46 days during a
91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your  Fund  shares  are  debt-financed  or held by you for less than a 46-day period then the  dividends-received  deduction for Fund dividends on your shares may also be reduced or eliminated.  Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion)
must be included in your alternative minimum taxable income calculation.

Investment in complex securities

     Each Fund may invest in complex securities (e.g., futures, options, forward currency  contracts,  short-sales,  PFICs, etc.) that may be subject to numerous special and complex tax rules.  These rules could  affect  whether  gain or loss recognized  by a Fund is treated as  ordinary  or  capital,  or as  interest  or dividend income.  These rules could also accelerate the recognition of income to a Fund  (possibly  causing  the Fund to sell  securities  to raise  the cash for necessary distributions).  These rules could defer a Fund's ability to recognize a loss,  and, in limited cases,  subject the Fund to U.S.  federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing, or character of the income distributed to you by a Fund.

     Derivatives.  Each  Fund is  permitted  to  invest  in a  options,  futures contracts,  options  on futures  contracts,  stock  index  options  and  forward currency  contracts  to hedge a Fund's  portfolio  or for any other  permissible purposes consistent with that Fund's investment objective. If a Fund makes these investments,  it could be required to mark-to-market these contracts and realize any unrealized  gains and losses at its fiscal year end even though it continues to hold the  contracts.  Under  these  rules,  gains or losses on the  contracts generally would be treated as 60% long-term and 40% short-term  gains or losses, but gains or losses on certain  foreign  currency  contracts would be treated as ordinary  income or  losses.  In  determining  its net  income  for  excise  tax purposes,  the Fund also would be required  to  mark-to-market  these  contracts annually  as of October 31 (for  capital  gain net  income and  ordinary  income arising from certain foreign currency contracts),  and to realize and distribute any resulting income and gains.

     Constructive  Sales.  A Fund's  entry into a short sale  transaction  or an option or other  contract  could be  treated  as the  "constructive  sale" of an
"appreciated  financial  position," causing it to realize gain, but not loss, on the position.

                                       51

     Tax  Straddles.  A Fund's  investment  in options,  futures,  forwards,  or foreign currency contracts (or in substantially  similar or related property) in connection with certain hedging  transactions  could cause it to hold offsetting positions  in  securities.  If a Fund's  risk of loss with  respect to  specific securities  in its  portfolio is  substantially  diminished  by the fact that it holds  other  securities,  the Fund could be deemed to have  entered  into a tax
"straddle"  or to hold a  "successor  position"  that  would  require  any  loss realized by it to be deferred for tax purposes.

     Short sales and  securities  lending  transactions.  A Fund's  entry into a short sale  transaction  or an option or other  contract could be treated as the
"constructive  sale"  of an  "appreciated  financial  position,"  causing  it to realize gain, but not loss, on the position.  Additionally,  a Fund's entry into securities  lending  transactions may cause the replacement income earned on the loaned  securities  to fall  outside of the  definition  of  qualified  dividend income. This replacement income generally will not be eligible for reduced rates of  taxation  on  qualified  dividend  income,  and,  to the  extent  that  debt securities are loaned,  will generally not qualify as qualified  interest income for foreign withholding tax purposes.

     Investments in securities of uncertain tax character.  Each Fund may invest in securities the U.S. Federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such  securities  or the income  from such  securities  differs  from the tax treatment  expected by a Fund, it could affect the timing or character of income recognized by the Fund,  requiring the Fund to purchase or sell  securities,  or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding.

     By law, a Fund must withhold a portion of your taxable  dividends and sales proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number,
     o    certify that this number is correct,
     o    certify that you are not subject to backup withholding, and
     o    certify that you are a U.S. person (including a U.S. resident alien).

     A  Fund  also  must  withhold  if  the  IRS  instructs  it to do  so.  When withholding  is  required,  the amount will be 28% of any  dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to non-U.S.
investors are described under the "Non-U.S. Investors" heading below.

Non-U.S. Investors.

     Non-U.S.  Investors may be subject to U.S.  withholding  and estate tax and are subject to special  U.S. tax  certification  requirements.  Foreign  persons
should  consult  their  tax  advisors  about  the   applicability  of  U.S.  tax
withholding and the use of the appropriate forms to certify their status.

     In general.  The United States imposes a flat 30% withholding tax (or lower treaty rate) on U.S. source dividends.

     Capital Gain  Dividends & Short-Term  Capital Gain  Dividends.  In general, capital gain  dividends  paid by the Fund from either  long-term  or  short-term capital  gains (other than gain  realized on  disposition  of U.S. real property interests) are not subject to U.S.  withholding tax unless you are a nonresident alien  individual  present  in  the  United  States  for  a  period  or  periods aggregating 183 days or more during the taxable year.

     Interest-Related Dividends.  Interest-related dividends paid by a Fund from qualified  interest income are not subject to U.S.  withholding tax.  "Qualified interest income"  includes,  in general,  U.S. source (1) bank deposit interest,
(2)  short-term  original  discount and (3) interest  (including  original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership  in which  the Fund is a  10-percent  shareholder  or is  contingent
interest,   and  (4)  any  interest-related   dividend  from  another  regulated
investment company. While each Fund makes every effort to

                                       52

disclose any amounts of interest-related  dividends  distributed to its non-U.S.
shareholders,  intermediaries who have assumed tax reporting responsibilities on these  distributions  may not have fully developed systems that will allow these tax withholding benefits to be passed through to them.

     Sunset Date for  Short-Term  Capital Gain  Dividends  and  Interest-Related
Dividends.  The exemption from withholding for short-term capital gain dividends and  interest-related  dividends  paid by a Fund is effective for dividends paid with respect to taxable years of the Fund beginning  after December 31, 2004 and before January 1, 2008, unless such exemption is extended or made permanent.

     Other.  Ordinary  dividends  paid by a Fund to  non-U.S.  investors  on the income earned on portfolio  investments in (i) the stock of domestic and foreign corporations,  and (ii) the debt of foreign  issuers  continue  to be subject to
U.S.  withholding  tax. If you hold your Fund shares in  connection  with a U.S.
trade  or  business,  your  income  and  gains  will be  considered  effectively connected  income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

     U.S. Estate Tax. A partial exemption from U.S estate tax may apply to stock in a Fund held by the estate of a nonresident  decedent.  The amount  treated as exempt is based upon the  proportion  of the assets held by a Fund at the end of
the  quarter   immediately   preceding  the  decedent's   death  that  are  debt
obligations,  deposits,  or other  property  that would  generally be treated as situated  outside  the  United  States  if held  directly  by the  estate.  This provision  applies to decedents dying after December 31, 2004 and before January
1, 2008, unless such provision is extended or made permanent.

     U.S Tax Certification  Rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8BEN provided  without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

This  discussion of "Additional  General Tax  Information  For The Funds" is not
intended  or written to be used as tax advice and does not  purport to deal with all federal tax consequences applicable to all categories of investors,  some of which may be subject to special  rules.  You should consult your own tax advisor regarding your particular circumstances before making an investment in either of the Funds.

MAJOR SHAREHOLDERS

     Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance
Company,  each  located  at One  Nationwide  Plaza,  Columbus,  Ohio  43215  and
Nationwide  Life  Insurance  Company  of  America  ("NLICA"),  located  at  1000
Chesterbrook  Boulevard,   Berwyn,   Pennsylvania  19312,  are  wholly-owned  by
Nationwide  Financial  Services,  Inc.  ("NFS").  Nationwide  Life  and  Annuity
Insurance Company of America, located at 300 Continental Drive, Newark, Delaware
19713,  is  wholly-owned by NLICA.  NFS, a holding  company,  has two classes of common stock  outstanding  with  different  voting  rights  enabling  Nationwide
Corporation (the holder of all outstanding Class B Common Stock) to control NFS.
Nationwide  Corporation is also a holding  company in the  Nationwide  Insurance
Enterprise.  All of the  common  stock  of  Nationwide  Corporation  is  held by
Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance
Company (4.8%), each of which is a mutual company owned by its policyholders.

     The  Nationwide  Life  Insurance  Company  and its  affiliates  directly or indirectly own the Adviser.  Since the Funds have not yet commenced  operations, it is expected that upon commencement of the public offering, the Adviser or one of its affiliates will own all or substantially all of the Fund's shares. To the extent  Nationwide  Life  Insurance  Company  and  its  affiliates  directly  or indirectly  own,  control and hold power to vote 25% or more of the  outstanding shares of the Funds,  they are deemed to have  "control"  over matters which are subject to a vote of the Fund's shares.

                                       53

FINANCIAL STATEMENTS

     A copy of each Fund's  annual  report may be obtained  without  charge upon request by writing the Fund or by calling toll free  800-848-0920.  As the Funds are new,  the first annual  reports  will be available on or about  December 31,
2006.

                                       54

                                   APPENDIX A

                                  DEBT RATINGS

                         STANDARD & POOR'S DEBT RATINGS

A Standard & Poor's  corporate or municipal debt rating is a current  assessment of the  creditworthiness  of an obligor with  respect to a specific  obligation.
This  assessment  may  take  into  consideration  obligors  such as  guarantors, insurers, or lessees.

The debt rating is not a recommendation  to purchase,  sell, or hold a security, inasmuch  as it does  not  comment  as to  market  price  or  suitability  for a particular investor.  The ratings are based on current information  furnished by the issuer or  obtained by  Standard & Poor's  from other  sources it  considers reliable.  Standard & Poor's  does not perform an audit in  connection  with any rating and may,  on  occasion,  rely on  unaudited  financial  information.  The ratings may be changed,  suspended,  or  withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

     1.   Likelihood of default - capacity and  willingness of the obligor as to
          the  timely   payment  of  interest  and  repayment  of  principal  in
          accordance with the terms of the obligation.

     2.   Nature of and provisions of the obligation.

     3.   Protection  afforded by, and relative  position of, the  obligation in the event of bankruptcy,  reorganization,  or other  arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                INVESTMENT GRADE

AAA -     Debt rated 'AAA' has the highest rating assigned by Standard & Poor's.
          Capacity to pay interest and repay principal is extremely strong.

AA -      Debt rated 'AA' has a very strong  capacity to pay  interest and repay principal  and  differs  from the highest  rated  issues only in small degree.

A -       Debt  rated  'A' has a  strong  capacity  to pay  interest  and  repay principal  although it is  somewhat  more  susceptible  to the adverse effects of changes in circumstances and economic  conditions than debt in higher rated categories.

BBB -     Debt rated 'BBB' is  regarded  as having an  adequate  capacity to pay interest and repay principal.  Whereas it normally  exhibits  adequate
          protection   parameters,   adverse  economic  conditions  or  changing
          circumstances  are more  likely to lead to a weakened  capacity to pay interest and repay  principal for debt in this category than in higher rated categories.

                                SPECULATIVE GRADE

Debt rated 'BB',  'B', 'CCC',  'CC' and 'C' is regarded as having  predominantly speculative  characteristics  with respect to capacity to pay interest and repay principal.  'BB' indicates the least degree of speculation  and 'C' the highest.
While such debt will likely have some  quality and  protective  characteristics, these are outweighed by large  uncertainties  or major risk exposures to adverse conditions.

BB -      Debt rated 'BB' is less  vulnerable to default than other  speculative issues.  However, it faces major ongoing  uncertainties or exposure to adverse business,  financial,  or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

                                      A-1

B -       Debt rated 'B' has a greater vulnerability to default than obligations rated BB but currently has the capacity to meet interest  payments and
          principal  repayments.   Adverse  business,   financial,  or  economic
          conditions  will likely impair capacity or willingness to pay interest and repay principal.

CCC -     Debt rated 'CCC' is currently  vulnerable to default, and is dependent upon favorable  business,  financial,  and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business,  financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC -      Debt  rated  'CC'   typically  is  currently   highly   vulnerable  to
          nonpayment.

C -       Debt rated 'C'  signifies  that a bankruptcy  petition has been filed, but debt service payments are continued.

D -       Debt rated 'D' is in payment default.  The 'D' rating category is used when interest payments or principal  payments are not made on the date due  even if the  applicable  grace  period  has not  expired,  unless
          Standard & Poor's believes that such payments will be made during such grace  period.  The 'D' rating  also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                         MOODY'S LONG-TERM DEBT RATINGS

Aaa -     Bonds which are rated Aaa are judged to be of the best  quality.  They carry  the  smallest  degree  of  investment  risk  and are  generally referred to as "gilt  edged."  Interest  payments  are  protected by a large or by an  exceptionally  stable  margin and principal is secure.
          While the  various  protective  elements  are likely to  change,  such changes  as  can  be  visualized  are  most  unlikely  to  impair  the fundamentally strong position of such issues.

Aa -      Bonds  which are  rated Aa are  judged  to be of high  quality  by all standards.  Together  with  the  Aaa  group  they  comprise  what  are generally  known as high grade  bonds.  They are rated  lower than the best bonds because margins of protection may not be as large as in Aaa securities or  fluctuation  of  protective  elements may be of greater amplitude  or  there  may be other  elements  present  which  make the long-term risk appear somewhat larger than in Aaa securities.

A -       Bonds which are rated A possess many favorable  investment  attributes and are to be considered as upper-medium  grade  obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a  susceptibility  to impairment some time in the future.

Baa -     Bonds which are rated Baa are considered as  medium-grade  obligations
          (i.e., they are neither highly protected nor poorly secured). Interest payments and principal  security  appear  adequate for the present but
          certain    protective    elements   may   be   lacking   or   may   be
          characteristically  unreliable  over any great  length  of time.  Such bonds lack  outstanding  investment  characteristics  and in fact have speculative characteristics as well.

Ba -      Bonds  which are rated Ba are  judged  to have  speculative  elements;
          their future cannot be considered  well-assured.  Often the protection of interest and principal  payments may be very moderate,  and thereby not well  safeguarded  during both good and bad times over the future.
          Uncertainty of position characterizes bonds in this class.

B -       Bonds  which  are  rated  B  generally  lack  characteristics  of  the desirable investment.  Assurance of interest and principal payments or of  maintenance of other terms of the contract over any long period of time may be small.

Caa -     Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present  elements  of danger  with  respect to principal or interest.

                                      A-2

Ca -      Bonds which are rated Ca represent  obligations  which are speculative in a high  degree.  Such  issues  are often in  default  or have other marked shortcomings.

C -       Bonds  which  are rated C are the  lowest  rated  class of bonds,  and issues so rated can be regarded as having  extremely poor prospects of ever attaining any real investment standing.

                            STATE AND MUNICIPAL NOTES

Excerpts from Moody's, description of state and municipal note ratings:

MIG-1--   Notes  bearing  this  designation  are of the best  quality,  enjoying strong  protection  from  established  cash  flows of funds  for their servicing from  established and  board-based  access to the market for refinancing, or both.

MIG-2--   Notes bearing this  designation  are of high quality,  with margins of protection ample although not so large as in the preceding group.

MIG-3--   Notes  bearing this  designation  are of favorable  quality,  with all security  elements  accounted  for but  lacking  the  strength  of the preceding  grade.  Market access for  refinancing,  in particular,  is likely to be less well established.

               FITCH IBCA INFORMATION SERVICES, INC. BOND RATINGS

Fitch IBCA Information  Services,  Inc. ("Fitch")  investment grade bond ratings provide a guide to investors in determining  the credit risk  associated  with a particular  security.  The ratings represent Fitch's  assessment of the issuer's ability to meet the  obligations  of a specific debt issue or class of debt in a timely manner.

The  rating  takes  into  consideration  special  features  of  the  issue,  its relationship  to other  obligations of the issuer,  the current and  prospective financial  condition and operating  performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch  ratings do not  reflect  any credit  enhancement  that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same  rating are of similar  but not  necessarily  identical
credit  quality  since  the  rating   categories  do  not  fully  reflect  small
differences in the degrees of credit risk.

Fitch  ratings  are not  recommendations  to buy,  sell,  or hold any  security.
Ratings do not comment on the adequacy of market price,  the  suitability of any security for a particular  investor,  or the tax-exempt  nature or taxability of payments made in respect of any security.

Fitch ratings are based on information  obtained from issuers,  other  obligors, underwriters,  their  experts,  and other sources Fitch believes to be reliable.
Fitch  does not  audit or  verify  the truth or  accuracy  of such  information.
Ratings may be changed,  suspended,  or  withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA       Bonds   considered   investment  grade  and  representing  the  lowest
          expectation  of credit risk. The obligor has an  exceptionally  strong capacity for timely payment of financial commitments,  a capacity that is highly unlikely to be adversely affected by foreseeable events.

AA        Bonds  considered  investment  grade and of very high credit  quality.
          This rating  indicates a very strong  capacity  for timely  payment of financial commitments, a capacity that is not significantly vulnerable to foreseeable events.

                                      A-3

A         Bonds  considered  investment grade and representing a low expectation of credit  risk.  This rating  indicates a strong  capacity for timely payment of financial commitments.  This capacity may, nevertheless, be more  vulnerable to changes in economic  conditions  or  circumstances than long term debt with higher ratings.

BBB       Bonds  considered in the lowest  investment grade and indicateing that there is currently low  expectation  of credit risk.  The capacity for timely payment of financial  commitments is considered  adequate,  but adverse  changes in economic  conditions  and  circumstances  are more likely to impair this capacity.

BB        Bonds are considered speculative.  This rating indicates that there is a possibility of credit risk developing, particularly as the result of adverse  economic  changes over time;  however,  business or financial alternatives  may be available to allow  financial  commitments  to be met. Securities rated in this category are not investment grade.

B         Bonds are considered  highly  speculative.  This rating indicates that significant  credit  risk is present,  but a limited  margin of safety remains.  Financial  commitments  are  currently  being met;  however, capacity  for  continued  payment  is  contingent  upon  a  sustained, favorable business and economic environment.

CCC, CC   Bonds  are  considered  a  high  default   risk.  Default  is  a  real
and C     possibility.  Capacity  for meeting  financial  commitments  is solely reliant upon sustained, favorable business or economic developments. A
          'CC' rating indicates that default of some kind appears probable.  'C'
          rating signals imminent default.

DDD, DD   Bonds are  in default. Such bonds are not meeting  current obligations
and D     and are extremely speculative.  'DDD' designates the highest potential for recovery of amounts outstanding on any securities involved and 'D'
          represents the lowest potential for recovery.

                               SHORT-TERM RATINGS

                   STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's  ("S&P")commercial  paper rating is a current  assessment of the likelihood of timely payment of debt  considered  short-term in the relevant market.

Ratings are graded into several  categories,  ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

A-1  This highest category  indicates that the degree of safety regarding timely payment is strong.  Those issues  determined  to possess  extremely  strong safety characteristics are denoted with a plus sign (+) designation.

A-2  Capacity   for  timely   payment  on  issues  with  this   designation   is
     satisfactory.  However, the relative degree of safety is not as high as for issues designated 'A-1'.

A-3  Issues carrying this designation have adequate capacity for timely payment.
     They are,  however,  more  vulnerable to the adverse  effects of changes in circumstances than obligations carrying the higher designations.

B    Issues  rated 'B' are  regarded as having  only  speculative  capacity  for timely payment.

C    This  rating is assigned  to  short-term  debt  obligations  with  doubtful capacity for payment.

D    Debt rated 'D' is in payment default.  the 'D' rating category is used when interest payments or principal  payments are not made on the date due, even if the applicable  grace period has not expired,  unless  Standard & Poor's believes that such payments will be made during such grace period.

                                      A-4

                         STANDARD & POOR'S NOTE RATINGS

An S&P note rating reflects the liquidity factors and market-access risks unique to notes.  Notes  maturing  in three  years or less will  likely  receive a note rating.  Notes maturing  beyond three years will most likely receive a long-term debt rating.

     The following criteria will be used in making the assessment:

     1.   Amortization  schedule  - the larger the final  maturity  relative  to other  maturities,  the more  likely  the issue is to be  treated as a note.

     2.   Source of  payment - the more the issue  depends on the market for its refinancing, the more likely it is to be considered a note.

Note rating symbols and definitions are as follows:

SP-1      Strong  capacity to pay principal and interest.  Issues  determined to possess very strong capacity to pay principal and interest are given a plus (+) designation.

SP-2      Satisfactory  capacity  to  pay  principal  and  interest,  with  some vulnerability to adverse  financial and economic changes over the term of the notes.

SP-3      Speculative capacity to pay principal and interest.

                           MOODY'S SHORT-TERM RATINGS

Moody's  short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations.  These obligations have an original maturity not exceeding one year, unless  explicitly noted.  Moody's employs the following three designations,  all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or supporting  institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be  evidenced  by the  following  characteristics:  (I) leading  market positions  in well  established  industries,  (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset  protection,  (IV) broad  margins in  earnings  coverage of fixed  financial  charges  and  high  internal  cash  generation,  and (V)  well established  access to a range of  financial  markets  and  assured  sources  of alternative liquidity.

Issuers rated Prime-2 (or supporting  institutions)  have a strong  capacity for repayment of short-term promissory obligations.  This will normally be evidenced by many of the  characteristics  cited above,  but to a lesser degree.  Earnings trends and  coverage  ratios,  while sound,  will be more subject to  variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting  institutions) have an acceptable  capacity for  repayment  of  short-term  promissory  obligations.  The effect of industry characteristics  and market  composition may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements  and may  require  relatively  high  financial  leverage.  Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the prime rating categories.

                                      A-5

                              MOODY'S NOTE RATINGS

MIG 1/
VMIG 1    This  designation  denotes  best  quality.  There  is  present  strong protection by established cash flows,  superior  liquidity  support or demonstrated broad based access to the market for refinancing.

MIG 2/
VMIG 2    This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/
VMIG 3    This designation denotes favorable quality.  All security elements are accounted  for but there is lacking  the  undeniable  strength  of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/
VMIG 4    This  designation   denotes  adequate  quality.   Protection  commonly
          regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG        This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

                           FITCH'S SHORT-TERM RATINGS

Fitch's  short-term ratings apply to debt obligations that are payable on demand or have original  maturities of up to three years,  including  commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The  short-term  rating places greater  emphasis than a long-term  rating on the existence of liquidity  necessary to meet the issuer's  obligations  in a timely manner.

     F-1+ Exceptionally  strong credit quality.  Issues assigned this rating are regarded  as having  the  strongest  degree of  assurance  for  timely payment.

     F-1  Very strong credit  quality.  Issues  assigned this rating  reflect an assurance of timely  payment only  slightly less in degree than issues rated F-1+.

     F-2  Good credit  quality.  Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

                                      A-6

                                   APPENDIX B

                        PROXY VOTING GUIDELINES SUMMARIES

GARTMORE MUTUAL FUNDS CAPITAL TRUST
GENERAL

     The Boards of Trustees of the Funds has confirmed the continued  delegation of the  authority  to  vote  proxies  relating  to the  securities  held  in the portfolios of the Funds to the Fund's investment adviser or sub-adviser,  as the case may be,  after each such Board  reviewed  and  considered  the proxy voting policies and procedures used by each of the investment advisers and sub-advisers of the Funds, some of which advisers and sub-advisers use an independent service provider, as described below.

     Gartmore Mutual Fund Capital Trust. ( "Gartmore") is an investment  adviser that is registered with the U.S.  Securities and Exchange Commission (the "SEC")
pursuant to the  Investment  Advisers  Act of 1940,  as amended  (the  "Advisers
Act").  Gartmore  provides  investment  advisory  services  to various  types of clients, including registered and unregistered investment companies,  collective trusts,  institutional  separate  accounts,  wrap  accounts,  insurance  general
accounts,   charitable   endowments,   Taft-Hartley  Act  plans,   ERISA  plans,
state-sponsored funds, managed separate accounts,  and individuals  (hereinafter referred to collectively as the "Clients").

     Voting proxies that are received in connection  with  underlying  portfolio securities held by Clients is an important  element of the portfolio  management services that Gartmore performs for Clients.  Gartmore's goal in performing this service is to make proxy voting decisions: (i) to vote or not to vote proxies in a manner that serves the best economic  interests of advisory clients;  and (ii)
that avoid the  influence  of conflicts  of  interest.  To implement  this goal,
Gartmore  has adopted  proxy  voting  guidelines  (the  "Gartmore  Proxy  Voting
Guidelines")  to  assist  Gartmore  in  making  proxy  voting  decisions  and in developing  procedures for effecting those decisions.  The Gartmore Proxy Voting
Guidelines  are designed to ensure that where Gartmore has the authority to vote proxies, all legal, fiduciary, and contractual obligations will be met.

     The Gartmore  Proxy Voting  Policies  address a wide variety of  individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures and the election of directors, executive and director compensation,  reorganizations,  mergers, and various shareholder proposals. The proxy voting  records of the Funds are  available to  shareholders  on the SEC's website.

HOW PROXIES ARE VOTED

     Gartmore has delegated to Institutional  Shareholder  Services ("ISS"),  an
independent  service  provider,  the  administration  of proxy voting for Client portfolio securities directly managed by Gartmore.  ISS, a Delaware corporation, provides  proxy-voting  services  to many asset  managers on a global  basis.  A committee  of  Gartmore  personnel  has  reviewed,  and will  continue to review annually,  Gartmore's relationship with ISS and the quality and effectiveness of the various services provided by ISS.

     Specifically,  ISS  assists  Gartmore  in the proxy  voting  and  corporate governance  oversight  process by developing  and updating the "ISS Proxy Voting
Guidelines,"  which are incorporated into the Gartmore Proxy Voting  Guidelines, and  by  providing  research  and  analysis,  recommendations  regarding  votes, operational implementation, and recordkeeping and reporting services. Gartmore's decision to retain ISS is based  principally  on the view that the services that
ISS provides,  subject to oversight by Gartmore,  generally will result in proxy voting  decisions which serve the best economic  interests of Clients.  Gartmore has reviewed,  analyzed, and determined that the ISS Proxy Voting Guidelines are consistent  with the views of Gartmore on the various types of proxy  proposals.
When the ISS Proxy Voting Guidelines do not cover a specific proxy issue and ISS does not  provide  a  recommendation:  (i) ISS will  notify  Gartmore;  and (ii)
Gartmore will use its best judgment in voting  proxies on behalf of the Clients.
A summary of the ISS Proxy Voting Guidelines is set forth below.

                                      B-1

CONFLICTS OF INTEREST

     Gartmore  and  its  subsidiaries  do  not  engage  in  investment  banking, administration  or  management  of  corporate  retirement  plans,  or any  other activity that is likely to create a potential conflict of interest. In addition, because Client proxies are voted by ISS pursuant to the pre-determined ISS Proxy
Voting Guidelines,  Gartmore generally does not make an actual  determination of how to vote a particular proxy, and,  therefore,  proxies voted on behalf of the
Clients do not reflect any  conflict of  interest.  Nevertheless,  the  Gartmore
Proxy Voting  Guidelines  address the possibility of such a conflict of interest arising.

     The Gartmore Proxy Voting Guidelines provide that, if a proxy proposal were to create a conflict of interest  between the interests of a Client and those of
Gartmore  (or  between  a  Client  and  those of any of  Gartmore's  affiliates, including Gartmore Distribution Services, Inc., and Nationwide),  then the proxy should be voted  strictly  in  conformity  with the  recommendation  of ISS.  To monitor  compliance  with this policy,  any proposed or actual  deviation from a recommendation  of ISS must be reported to the chief counsel for  Gartmore.  The chief counsel for Gartmore then will provide  guidance  concerning  the proposed deviation and whether a deviation  presents any potential  conflict of interest.
If Gartmore then casts a proxy vote that  deviates  from an ISS  recommendation, the affected  Client (or other  appropriate  Client  authority)  will be given a report of this deviation.

CIRCUMSTANCES UNDER WHICH PROXIES WILL NOT BE VOTED

     Gartmore, through ISS, shall attempt to process every vote for all domestic and foreign proxies that Gartmore receives; however, there may be cases in which
Gartmore will not process a proxy because it is  impractical or too expensive to do so. For  example,  Gartmore  will not  process a proxy in  connection  with a foreign  security if the cost of voting a foreign proxy outweighs the benefit of voting the  foreign  proxy,  when  Gartmore  has not been given  enough  time to process the vote, or when a sell order for the foreign  security is  outstanding and proxy voting would impede the sale of the foreign security.  Also,  Gartmore generally  will not seek to recall  the  securities  on loan for the  purpose of voting the securities.

DELEGATION OF PROXY VOTING TO SUB-ADVISERS TO FUNDS

     For  any  Fund,  or  portion  of a  Fund  that  is  directly  managed  by a sub-adviser  (other than  Gartmore),  the Trustees of the Fund and Gartmore have delegated  proxy voting  authority to that  sub-adviser.  Each  sub-adviser  has provided  its proxy  voting  policies  to the Board of  Trustees of the Fund and
Gartmore  for their  respective  review  and these  proxy  voting  policies  are described  below.  Each  sub-adviser  is required (1) to represent  quarterly to
Gartmore that all proxies of the Fund(s) advised by this  sub-adviser were voted in  accordance  with the  sub-adviser's  proxy  voting  policies  as provided to
Gartmore  and (2) to confirm  that there  have been no  material  changes to the sub-adviser's proxy voting policies.

INSTITUTIONAL SHAREHOLDER SERVICES ("ISS")

1.   AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:

     o    An  auditor  has a  financial  interest  in or  association  with  the company, and is therefore not independent
     o    Fees for non-audit services are excessive, or
     o    There is reason to believe that the  independent  auditor has rendered an opinion which is neither  accurate nor  indicative of the company's financial position.

2.   BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS
Votes on director nominees should be made on a CASE-BY-CASE basis, examining the
following  factors:   independence  of  the  board  and  key  board  committees, attendance at board meetings, corporate governance

                                      B-2

provisions and takeover activity, long-term company performance,  responsiveness to  shareholder  proposals,  any  egregious  board  actions,  and any  excessive non-audit fees or other potential auditor conflicts.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD
Vote AGAINST proposals to classify the board.
Vote FOR  proposals  to repeal  classified  boards  and to elect  all  directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)
Vote on a CASE-BY-CASE basis shareholder  proposals requiring that the positions of chairman and CEO be held  separately.  Because some companies have governance structures in place that  counterbalance  a combined  position,  certain factors should be taken into  account  in  determining  whether  the  proposal  warrants support.  These  factors  include  the  presence of a lead  director,  board and committee independence,  governance guidelines,  company performance, and annual review by outside directors of CEO pay.

MAJORITY  OF  INDEPENDENT   DIRECTORS/ESTABLISHMENT   OF  COMMITTEES   VOTE  FOR
SHAREHOLDER PROPOSALS ASKING THAT A MAJORITY OR MORE OF DIRECTORS BE INDEPENDENT
UNLESS THE BOARD  COMPOSITION  ALREADY  MEETS THE  PROPOSED  THRESHOLD  BY ISS'S
DEFINITION OF INDEPENDENCE.

VOTE FOR SHAREHOLDER  PROPOSALS  ASKING THAT BOARD AUDIT,  COMPENSATION,  AND/OR
NOMINATING  COMMITTEES ARE COMPOSED EXCLUSIVELY OF INDEPENDENT DIRECTORS IF THEY
CURRENTLY DO NOT MEET THAT STANDARD.

3.   SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT
Vote  AGAINST  proposals  to restrict or  prohibit  shareholder  ability to take action by written consent.

Vote FOR  proposals  to allow  or make  easier  shareholder  action  by  written consent.

Shareholder Ability to Call Special Meetings
Vote  AGAINST  proposals  to restrict or  prohibit  shareholder  ability to call special meetings.

Vote FOR proposals that remove  restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS
Vote AGAINST proposals to require a supermajority shareholder vote.

VOTE FOR PROPOSALS TO LOWER SUPERMAJORITY VOTE REQUIREMENTS.

CUMULATIVE VOTING
Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit  cumulative  voting on a CASE-BY-CASE  basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING
Vote FOR shareholder  proposals  requesting that corporations adopt confidential voting,  use  independent  vote  tabulators  and use  independent  inspectors of election,  as long as the proposal  includes a provision  for proxy  contests as follows: In the case of a contested election,  management should be permitted to request that the dissident group honor its  confidential  voting policy.  If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

                                      B-3

4.   PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS
Votes in a contested  election of directors  must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's  track record,  qualifications  of director nominees (both slates), and an evaluation of what each side is offering shareholders.

REIMBURSING PROXY SOLICITATION EXPENSES
Vote  CASE-BY-CASE.  Where ISS  recommends in favor of the  dissidents,  we also recommend voting for reimbursing proxy solicitation expenses.

5.   POISON PILLS

Vote FOR shareholder  proposals that ask a company to submit its poison pill for shareholder  ratification.  Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's  poison pill and  management  proposals to ratify a poison pill.

6.   MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness  opinion,  pricing,  strategic  rationale,  and the  negotiating process.

7.   REINCORPORATION PROPOSALS

PROPOSALS TO CHANGE A COMPANY'S STATE OF INCORPORATION  SHOULD BE EVALUATED ON A
CASE-BY-CASE  BASIS,  GIVING  CONSIDERATION  TO  BOTH  FINANCIAL  AND  CORPORATE
GOVERNANCE CONCERNS, INCLUDING THE REASONS FOR REINCORPORATING,  A COMPARISON OF
THE GOVERNANCE PROVISIONS, AND A COMPARISON OF THE JURISDICTIONAL LAWS. VOTE FOR
REINCORPORATION  WHEN THE  ECONOMIC  FACTORS  OUTWEIGH  ANY  NEUTRAL OR NEGATIVE
GOVERNANCE CHANGES.

8.   CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION
Votes on proposals  to increase the number of shares of common stock  authorized for issuance are determined on a CASE-BY-CASE  basis using a model  developed by
ISS.

Vote AGAINST  proposals at  companies  with  dual-class  capital  structures  to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve  increases  beyond the  allowable  increase when a company's  shares are in danger of being  delisted or if a company's  ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK
Vote  AGAINST  proposals  to create a new class of common  stock  with  superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting  common stock if:

     o    It is intended for  financing  purposes with minimal or no dilution to current shareholders
     o    It is not  designed  to  preserve  the  voting  power of an insider or significant shareholder

9.   EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation  plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of  shareholder  wealth  (the dollar cost of pay plans to  shareholders instead  of  simply  focusing  on voting  power  dilution).  Using the  expanded compensation  data disclosed

                                      B-4

under the SEC's rules,  ISS will value every award type. ISS will include in its analyses an  estimated  dollar  cost for the  proposed  plan and all  continuing plans. This cost, dilution to shareholders'  equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power.  Once ISS  determines  the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly  permit repricing or where the company has a history of repricing without shareholder approval.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS
Votes on management  proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

     o    Historic trading patterns
     o    Rationale for the repricing
     o    Value-for-value exchange
     o    Option vesting
     o    Term of the option
     o    Exercise price
     o    Participation

EMPLOYEE STOCK PURCHASE PLANS
Votes on employee  stock  purchase  plans should be determined on a CASE-BY-CASE basis. Vote FOR employee stock purchase plans where all of the following apply:

     o    Purchase price is at least 85 percent of fair market value
     o    Offering period is 27 months or less, and
     o    Potential voting power dilution is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite  conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION
Vote on a  CASE-BY-CASE  basis for all  other  shareholder  proposals  regarding executive and director pay, taking into account company  performance,  pay level versus peers, pay level versus industry, and long term corporate outlook.

10.  SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment  and energy,  general  corporate  issues,  labor standards and human rights, military business, and workplace diversity.

In general,  vote  CASE-BY-CASE.  While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations  focuses on how the proposal will enhance the economic value of the company.

                                      B-5

                                   APPENDIX C

                                PORTFOLIO MANAGER

INVESTMENTS IN EACH FUND
                                                        Dollar Range of
                                                        Investments in Each Fund
Name of Portfolio Manager   Fund Name                   as of June 30, 2006

Joseph Crivelli             Gartmore Small Cap Growth   None
                            Opportunities Fund
William B. Gerlach          Gartmore Small Cap Value    None
                            Fund
Gary D. Haubold             Gartmore Small Cap Value    None
                            Fund
Charles V. Purcell          Gartmore Small Cap Value    None
                            Fund
Jayne Stevlingson           Gartmore Small Cap Growth   None
                            Opportunities Fund

DESCRIPTION OF COMPENSATION STRUCTURE

Gartmore Mutual Funds Capital Trust ("Gartmore"):

     Gartmore  uses a  compensation  structure  that is  designed to attract and retain high-caliber investment professionals. Portfolio managers are compensated based primarily on the scale and complexity of their portfolio  responsibilities and the total return  performance of mutual funds, other managed pooled vehicles and  managed  separate  accounts  over  which they have  responsibility,  versus appropriate  peer  groups and  benchmarks.  Portfolio  manager  compensation  is reviewed  annually and may be modified at any time as  appropriate to adjust the factors used to determine bonuses or other compensation components.

     Each  portfolio  manager is paid a base  salary that  Gartmore  believes is industry  competitive  in  light  of  the  portfolio  manager's  experience  and responsibility.  In addition,  each portfolio  manager is eligible to receive an annual cash bonus that is derived from both  quantitative  and  non-quantitative factors. Quantitative factors include fund/account performance and the financial performance of Gartmore or its parent company. The performance of the investment companies and other  accounts  each  portfolio  manager  manages has a paramount impact on such person's  compensation.  For equity funds, pre-tax performance is measured, on a one-year basis, for each of the previous three calendar years, as compared  to each such  fund's or  account's  stated  benchmark  index.  Pre-tax investment  performance  of most  fixed-income  portfolio  managers  is measured against a fund's stated  benchmark over various time periods (e.g., on a one- or three-year  basis,  etc.).  Additionally,  mutual fund  performance  is measured against industry peer group rankings, which may provide performance rankings for both shorter  periods as well as blended  rankings for longer term  performance.
Gartmore  uses this dual  approach in order to create  incentives  for portfolio managers to sustain  favorable  results from one year to the next, and to reward managers  for  performance  that has  improved  considerably  during  the recent period.  Less significant in annual  compensation  determinations are subjective factors as  identified  by  Gartmore's  Chief  Investment  Officer or such other managers as may be appropriate.

     The bonus determination components apply on an aggregate basis with respect
to  all  accounts  managed  by  a  particular   portfolio   manager,   including
unregistered   pooled  investment  vehicles  and  separate  investment  advisory accounts. The compensation of portfolio managers with other job responsibilities
(such as managerial, providing analytical support for other accounts, etc.) will include  consideration of the scope of such  responsibilities  and the managers'
performance  in meeting  them.  Funds and accounts  that have  performance-based
advisory  fees  are  not  accorded  disproportionate   weightings  in  measuring
aggregate portfolio manager performance.

     Annual  bonuses may vary  significantly  from one year to the next based on all of these  factors.  High  performing  portfolio  managers may receive annual bonuses  that  constitute  a  substantial  portion  of  their  respective  total compensation.

                                      C-1

     Portfolio  managers  also may be  awarded  unregistered  restricted  equity interests in a related  Gartmore  entity that  typically  vest over time and are designed to create  incentives  to retain key talent and,  with the exception of personnel of Gartmore Global  Partners  (which is based in the United  Kingdom), they are eligible to participate in a non-qualified  deferred  compensation plan sponsored by  Nationwide  Mutual Life  Insurance  Company,  Gartmore's  ultimate parent company.  Such plan affords  participating  U.S.-based  employees the tax benefits  of  deferring  the  receipt of a portion  of their cash  compensation.
Portfolio  managers also may participate in benefit plans and programs available generally to all Gartmore employees.

OTHER MANAGED ACCOUNTS

The following chart  summarizes  information  regarding  accounts other than the
Funds   for   which   the   portfolio   manager   has   day-to-day    management
responsibilities.  Accounts are grouped into the following three categories: (1)
mutual funds; (2) other pooled investment vehicles;  and (3) other accounts.  To the  extent  that any of these  accounts  pay  advisory  fees  that are based on account performance ("performance-based fees"), information on those accounts is provided separately.

---------------------------------- -----------------------------------
                                   Number of Accounts Managed by
                                   Each Portfolio Manager and Total
                                   Assets by Category as of June 30,
Name of Portfolio Manager          2006
---------------------------------- -----------------------------------
Joe Crivelli                       Mutual Funds:  $0 accounts, $0
                                   total assets
                                   Other Pooled Investment
                                   Vehicles:  0 accounts, $0 total
                                   assets
                                   Other Accounts: 0 accounts, $0
                                   total assets
---------------------------------- -----------------------------------
William B. Gerlach                 Mutual Funds:  5 accounts,
                                   $659,784,785 million total assets
                                   ($52,563,814 million total assets
                                   for which advisory fee is based
                                   on performance)
                                   Other Pooled Investment
                                   Vehicles:  3 accounts,
                                   $222,978,945 million total assets
                                   assets ($222,834,758 million
                                   total assets for which advisory
                                   fee is based on performance)
                                   Other Accounts: 1 accounts,
                                   $1,447,976 total assets
---------------------------------- -----------------------------------
Gary D. Haubold                    Mutual Funds:  8 accounts,
                                   $3,567,691,281 billion total
                                   assets
                                   Other Pooled Investment
                                   Vehicles:  7 accounts,
                                   $2,540,156,465 billion total
                                   assets (2,540,154,560 billion
                                   total assets for which advisory
                                   fee is based on performance)
                                   Other Accounts: 6 accounts,
                                   $127,129,849 million total
---------------------------------- -----------------------------------
Charles V. Purcell                 Mutual Funds:  4 accounts,
                                   $607,420,981 million total assets
                                   Other Pooled Investment
                                   Vehicles:  3 accounts,
                                   $222,978,945 million total assets
                                   ($222,834,758 million total
                                   assets for which advisory fee is
                                   based on performance)
                                   Other Accounts: 1 accounts,
                                   $1,447,976 million total assets
                                   $1,447,976 million total assets
                                   for which advisory fee is based
                                   on performance)
---------------------------------- -----------------------------------
Jayne Stevlingson                  Mutual Funds:  2 accounts,
                                   $42,344,410 million total assets
                                   $42,344,410 million total assets
                                   for which advisory fee is based
                                   on performance)
                                   Other Pooled Investment
                                   Vehicles:  2 accounts,
                                   $191,976,320 million total assets
                                   Other Accounts: 0 accounts, $0
                                   total assets
---------------------------------- -----------------------------------

                                      C-2

POTENTIAL CONFLICTS OF INTEREST

Gartmore Mutual Fund Capital Trust ("Gartmore"):

     It is possible that conflicts of interest may arise in connection  with the portfolio  managers'  management of the Funds on the one hand and other accounts for which the portfolio  manager is  responsible  on the other.  For example,  a portfolio manager may have conflicts of interest in allocating  management time, resources and investment  opportunities among the Funds and other accounts he or she advises.  In addition,  due to differences  in the investment  strategies or restrictions  between the Funds and the other accounts,  a portfolio manager may take action with  respect to another  account that differs from the action taken with respect to the Funds.  In some cases,  another  account managed by the same portfolio  manager  may  compensate  Gartmore  or  its  affiliate  based  on the performance  of the  portfolio  held by that  account.  The  existence of such a performance-based  fee may  create  additional  conflicts  of  interest  for the portfolio manager in the allocation of management time, resources and investment opportunities.  Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her  discretion  in a manner that he or she believes is equitable to all interested persons.  The Trust has adopted policies that are designed to eliminate or minimize  conflicts of interest,  although  there is no guarantee that procedures adopted under such policies will detect each and every situation in which a conflict arises.

                                      C-3

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)  Amended  and  Restated  Agreement  and  Declaration  of Trust,  amended and restated as of October 28,  2004,  of the Trust  previously  filed with the
     Trust's registration  statement on December 30, 2004 is hereby incorporated by reference.

     (1)  Amending  Resolutions  dated  September  30, 2004 to the Agreement and
          Declaration of Trust previously filed with the Trust's registration on
          February 28, 2005 are hereby incorporated by reference.

     (2)  Amending  Resolutions  dated  December  2, 2004 to the  Agreement  and
          Declaration of Trust previously filed with the Trust's registration on
          February 28, 2005 are hereby incorporated by reference.

     (3)  Amending  Resolutions  dated  January  12, 2006 to the  Agreement  and
          Declaration of Trust previously filed with the Trust's registration on
          February 28, 2006 are hereby incorporated by reference.

     (4)  Amending  Resolutions  dated  June  14,  2006  to  the  Agreement  and
          Declaration of Trust,  previously filed with the Trust's  registration statement on July 7, 2006, are hereby incorporated by reference.

     (5)  Amending  Resolutions  dated  September  13, 2006 to the Agreement and
          Declaration of Trust,  previously filed with the Trust's  registration statement on September 26, 2006, are hereby incorporated by reference.

(b)  Amended and Restated Bylaws amended and restated as of October 28, 2004, of the Trust,  previously  filed with the Trust's  registration  statement  on
     December 30, 2004, is hereby incorporated by reference.

(c)  Certificates  for shares are not  issued.  Articles  III,  V, and VI of the
     Amended and Restated  Agreement and  Declaration of Trust,  incorporated by reference to Exhibit (a) hereto, define rights of holders of shares.

(d)  Investment Advisory Agreements

     (1)  Investment  Advisory  Agreement  pertaining  to  series  of the  Trust currently  managed by Gartmore  Mutual Fund  Capital  Trust  ("GMFCT")
          (formerly  Villanova  Mutual Fund Capital  Trust)  dated  February 28,
          2005,  previously filed with the Trust's  registration on February 28,
          2006, is hereby incorporated by reference.

          (a)  Exhibit A to  Investment  Advisory  Agreement  amended  effective
               February 28, 2006, previously filed with the Trust's registration on February 28, 2006, is hereby incorporated by reference.

          (b)  Revised  Exhibit  A  to  Investment  Advisory  Agreement  amended
               effective   September  29,  previously  filed  with  the  Trust's
               registration   statement  on  September   26,  2006,   is  hereby
               incorporated by reference.

          (c)  Exhibit B to  Investment  Advisory  Agreement  effective  July 1,
               2005,  previously filed with the Trust's registration on February
               28, 2006, is hereby incorporated by reference.

     (2)  Investment  Advisory  Agreement  pertaining to the series of the Trust managed by Gartmore  Morley Capital  Management,  Inc.  ("GMCM") dated
          February 28, 2005,  previously filed with the Trust's  registration on
          February 28, 2006, is hereby incorporated by reference.

          (a)  Exhibit A to  Investment  Advisory  Agreement  amended  effective
               February 28, 2006, previously filed with the Trust's registration on February 28, 2006, is hereby incorporated by reference.

     (3)  Investment  Advisory  Agreement  between the Trust and Gartmore Global
          Asset Management  Trust ("GGAMT") dated February 28, 2005,  previously filed with the Trust's  registration  on February 28, 2006,  is hereby incorporated by reference.

          (a)  Exhibit A to  Investment  Advisory  Agreement  amended  effective
               February 28,  previously  filed with the Trust's  registration on
               February 28, 2006, is hereby incorporated by reference.

          (b)  Exhibit B to  Investment  Advisory  Agreement  effective  July 1,
               2005,  previously filed with the Trust's registration on February
               28, 2006, is hereby incorporated by reference.

     (4)  Subadvisory Agreements.

          (a)  Subadvisory  Agreement  pertaining to certain series of the Trust between  GMFCT  and Fund  Asset  Management,  L.P.  for S & P 500
               Index,  Gartmore Small Cap Index,  Gartmore Mid Cap Market Index,
               Gartmore  International Index and Gartmore Bond Index Funds dated
               February 28, 2005, previously filed with the Trust's registration on February 28, 2006, is hereby incorporated by reference.

          (b)  Subadvisory  Agreement  pertaining to certain series of the Trust between GMFCT and NorthPointe Capital, LLC for the Gartmore Large
               Cap Value (formerly, the Prestige Large Cap Value Fund), Gartmore
               Value Opportunities,  NorthPointe Small Cap Value and NorthPointe
               Small Cap Growth Funds dated February 28, 2005,  previously filed with the Trust's  registration  on February 28,  2006,  is hereby incorporated by reference.

          (c)  Subadvisory  Agreement  pertaining to certain series of the Trust between  GGAMT and  Gartmore  Global  Partners  for the  Gartmore
               Emerging  Markets,   Gartmore   International  Growth,   Gartmore
               Worldwide Leaders  (formerly,  the Gartmore Global Leaders Fund),
               Gartmore European Leaders (formerly, the Gartmore European Growth
               Fund),  Gartmore  OTC,  Gartmore Asia Pacific  Leaders,  Gartmore
               Global  Financial  Services and Gartmore  Global  Utilities Funds
               dated  February  28,  2005,  previously  filed  with the  Trust's registration  on February 28,  2006,  is hereby  incorporated  by reference.

               (i)  Exhibit  A  to  Subadvisory   Agreement   amended  effective
                    February  28,  2006,   previously  filed  with  the  Trust's
                    registration on February 28, 2006, is hereby incorporated by reference.

               (ii) Exhibit B to Subadvisory  Agreement  effective July 1, 2005, previously  filed with the Trust's  registration on February
                    28, 2006, is hereby incorporated by reference.

          (d)  Subadvisory  Agreement  pertaining to certain series of the Trust between  GGAMT and  Gartmore  Global  Partners  for the  Gartmore
               Global Natural Resources and Gartmore China  Opportunities  Funds
               dated  February  28,  2005,  previously  filed  with the  Trust's registration  on February 28,  2006,  is hereby  incorporated  by reference.

               (i)  Exhibit B to Subadvisory  Agreement  effective July 1, 2005, previously  filed with the Trust's  registration on February
                    28, 2006, is hereby incorporated by reference.

          (e)  Form of Subadvisory Agreement pertaining to certain series of the
               Trust among the Trust, GMFCT and BlackRock, Inc. for Gartmore S&P
               500  Index,  Gartmore  Small Cap Index,  Gartmore  Mid Cap Market
               Index, Gartmore International Index and Gartmore Bond Index Funds
               effective  September  29,  2006  is  filed  herewith  as  Exhibit
               23(d)(4)(e).

          (f)  Form of Subadvisory Agreement pertaining to certain series of the
               Trust  amount the  Trust,  GMFCT and GGP for the  Gartmore  China
               Opportunities,  Gartmore Emerging Markets, Gartmore International
               Growth,  Gartmore Worldwide Leaders,  Gartmore Financial services and Gartmore Global  Utilities  Funds,  effective  [September 29,
               2006] is filed herewith as Exhibit 23(d)(4)(f).

(e)  (1)  Underwriting  Agreement dated February 28, 2005, previously filed with the Trust's  registration on February 28, 2006, is hereby incorporated by reference.

          (a)  Schedule A to Underwriting  Agreement amended effective September
               29,  2006,   previously  filed  with  the  Trust's   registration
               statement  on  September  26,  2006,  is hereby  incorporated  by reference.

(2)  Model  Dealer  Agreement  previously  filed with the  Trust's  Registration
     Statement on December 28, 2004 is hereby incorporated by reference.

          (a)  Form of  Amendment to Dealer  Agreement  dated as of February 28,
               2005, previously filed with the Trust's Registration Statement on
               February 28, 2005, is hereby incorporated by reference.

(f)  Not applicable.

(g)  Custodian Agreement

     (1)  Custody  Agreement  dated  April 4,  2003,  Fund  list  amended  as of
          December  29,  2004,  between  the  Trust  and  JPMorgan  Chase  Bank, previously filed with the Trust's  Registration  Statement on February
          28, 2005, is hereby incorporated by reference.

          (a)  Fund List to Global Custody Agreement between JPMorgan Chase Bank and  Gartmore  Mutual Funds  effective as of September  29, 2006, previously  filed  with the  Trust's  registration  statement  on
               September 26, 2006, is hereby incorporated by reference.

     (2)  Waiver to Global  Custody  Agreement  dated as of February  28,  2005, between the Trust and JP Morgan Chase Bank  previously  filed with the
          Trust's  registration  on February 28, 2006 is hereby  incorporated by reference.

     (3)  Cash Trade Execution Rider dated April 4, 2003,  previously filed with the Trust's  registration on February 28, 2006, is hereby incorporated by reference.

(h)  (1)  Fund  Administration  and Transfer Agency Agreement between the Trust,
          Gartmore SA Capital  Trust and Gartmore  Investor  Services,  Inc., as
          amended  and  restated  January  1,  2005,  previously  filed with the
          Trust's  Registration  Statement  on  December  28,  2004,  is  hereby incorporated by reference.

          (a)  Amendment  to  Amended  and  Restated  Fund   Administration  and
               Transfer Agency Agreement between the Trust,  Gartmore SA Capital
               Trust and  Gartmore  Investor  Services,  Inc.,  effective  as of
               February  28,  2005  and   previously   filed  with  the  Trust's
               registration  on  February  28,  2006 is hereby  incorporated  by reference

          (b)  Revised  Exhibit C to Fund  Administration  and  Transfer  Agency
               Agreement amended effective September 29, 2006,  previously filed with the Trust's registration statement on September 26, 2006, is hereby incorporated by reference.

     (2)  (a)  Administrative   Services  Plan  effective   February  28,  2005,
               previously  filed with the Trust's  registration on July 7, 2006, is hereby incorporated by reference.

               (i)  Exhibit A to Administrative  Services Plan amended effective
                    September  29,  2006,  previously  filed  with  the  Trust's registration  statement  on September  26,  2006,  is hereby incorporated by reference.

          (b)  Servicing  Agreement to Administrative  Services Plan ("Servicing
               Agreement")  dated May 9, 1998 previously  filed with the Trust's
               Registration Statement on January 5, 1999, is hereby incorporated by reference.

          (c)  Form of Amendment to Servicing Agreement dated February 28, 2005, previously  filed  with the  Trust's  Registration  Statement  on
               February 28, 2005, is hereby incorporated by reference.

     (3)  Expense  Limitation  Agreement  between the Trust and Gartmore  Mutual
          Fund Capital Trust ("GMFCT")  relating to the Gartmore Mid Cap Growth,
          Gartmore Mid Cap Growth Leaders, Gartmore Convertible,  Gartmore Money
          Market,  Gartmore  Small Cap Leaders,  Gartmore  China  Opportunities,
          Gartmore  Global  Natural  Resources and each of the Gartmore  Optimal
          Allocations Funds effective  February 28, 2005,  previously filed with the Trust's  registration on February 28, 2006 is hereby  incorporated by reference

     (4)  Expense  Limitation  Agreement  between the Trust and Gartmore  Morley
          Capital  Management,  Inc.  ("GMCM")  relating to the Gartmore  Morley
          Enhanced  Income Fund effective  February 28, 2005,  previously  filed with  the  Trust's  registration  on  February  28,  2006,  is  hereby incorporated by reference.

          (a)  Exhibit  A to  Expense  Limitation  Agreement  amended  effective
               February 28, 2006, previously filed with the Trust's registration on February 28, 2006, is hereby incorporated by reference.

     (5)  Expense  Limitation  Agreement  between the Trust and GMCM relating to the Gartmore  Short  Duration Bond Fund  effective  February 28, 2005, previously  filed with the Trust's  registration on February 28, 2006, is hereby incorporated by reference.

     (6)  Expense  Limitation  Agreement between the Trust and GMFCT relating to the Gartmore  Large Cap Value,  Gartmore  Small Cap,  Gartmore  Global
          Technology  and  Communications,   Gartmore  Global  Health  Sciences,
          NorthPointe Small Cap Value,  Gartmore Value  Opportunities,  Gartmore
          High Yield Bond,  Gartmore U.S.  Growth Leaders,  Gartmore  Nationwide
          Leaders,  Gartmore Micro Cap Equity,  Gartmore S&P 500 Index, Gartmore
          Small Cap Index, Gartmore Mid Cap Market Index, Gartmore International
          Index,  Gartmore  Bond  Index and each of the Asset  Allocation  Funds effective  February  28,  2005,  previously  filed  with  the  Trust's
          registration   on  February  28,  2006,  is  hereby   incorporated  by
          reference.

          (a)  Exhibit  A to  Expense  Limitation  Agreement  amended  effective
               February 28,  previously  filed with the Trust's  registration on
               February 28, 2006, is hereby incorporated by reference.

          (b)  Revised  Exhibit  A  to  Expense  Limitation   Agreement  amended
               effective  September 29, 2006,  previously filed with the Trust's
               registration   statement  on  September   26,  2006,   is  hereby
               incorporated by reference.

     (7)  Expense  Limitation  Agreement between the Trust and GMFCT relating to
          Gartmore U.S. Growth Leaders  Long-Short  Fund effective  February 28,
          2005,  previously filed with the Trust's  registration on February 28,
          2006, is hereby incorporated by reference.

     (8)  Expense  Limitation  Agreement  between the Trust and Gartmore  Global
          Asset  Management  Trust ("GGAMT")  relating to the Gartmore  Emerging
          Markets,  Gartmore  International Growth,  Gartmore Worldwide Leaders,
          Gartmore Global Financial Services and Gartmore Global Utilities Funds
          effective  February  28,  2005,  previously  filed  with  the  Trust's
          registration   on  February  28,  2006,  is  hereby   incorporated  by
          reference.

          (a)  Exhibit  A to  Expense  Limitation  Agreement  amended  effective
               February 28, 2006, previously filed with the Trust's registration on February 28, 2006, is hereby incorporated by reference.

     (9)  Expense Limitation  Agreement between the Trust, GMFCT and NorthPointe
          Capital,  LLC  relating  to the  NorthPointe  Small  Cap  Growth  Fund
          effective   February  28,  2005  previously  filed  with  the  Trust's
          registration   on  February  28,  2006,  is  hereby   incorporated  by
          reference.

     (10) Form of  Indemnification  Agreement  between the Trust and each of its trustees and certain of its officers previously filed with the Trust's registration  statement on February 28, 2005 is hereby incorporated by reference.  Specific  agreements are between the Trust and each of the following:  Charles  E.  Allen,  Paula H. J.  Cholmondeley,  C.  Brent
          DeVore,  Phyllis Kay Dryden,  Barbara L.  Hennigar,  Paul J.  Hondros,
          Barbara I. Jacobs, Douglas F. Kridler,  Michael D. McCarthy,  Arden L.
          Shisler,  David C.  Wetmore,  Michael  A.  Krulikowski,  and Gerald J.
          Holland.

     (11) Assignment and Assumption  Agreement between Gartmore Mutual Funds, an
          Ohio  business  trust ("OBT") and Gartmore  Mutual  Funds,  a Delaware statutory trust ("DST"),  dated February 28, 2005, assigning GMF OBT's title,  rights,  interests,  benefits and privileges in and to certain contracts  listed in the Agreement,  previously filed with the Trust's
          registration   on  February  28,  2006,  is  hereby   incorporated  by
          reference.

(i)  Legal Opinion of Stradley  Ronon Stevens & Young LLP, is filed  herewith as
     Exhibit 23(i).

(j)  Consent  of  PricewaterhouseCoopers  LLP  ("PwC"),   independent  auditors,
     previously filed with the Trust's  registration  statement on September 26,
     2006, is hereby incorporated by reference.

(k)  Not applicable.

(l)  Not applicable.

(m)  (1)  Distribution  Plan  under  Rule  12b-1  effective  February  28,  2005 previously filed with the Trust's  registration  statement on February
          28, 2005 is hereby incorporated by reference.

     (2)  Amended  Distribution  Plan under Rule 12b-1  effective  September 29,
          2006,  previously  filed with the Trust's  registration  statement  on
          September 26, 2006, is hereby incorporated by reference.

(n)  (1)  Amended 18f-3 Plan effective  February  28,2005  previously filed with the Trust's  registration  statement  on  February  28, 2005 is hereby incorporated by reference.

     (2)  Form of Amended 18f-3 Plan effective September 20, 2006, incorporating the  Gartmore  Hedged Core Equity,  Gartmore  Small Cap Growth Cap and
          Gartmore  Small Cap Value  Funds  previously  filed  with the  Trust's registration statement on July 7, 2006, is hereby incorporated

     (3)  Amended 18f-3 Plan effective September 29, 2006, previously filed with the Trust's  registration  statement on September  26, 2006, is hereby incorporated by reference.

(o)  Not applicable.

(p)  (1)  Code of Ethics for Gartmore Funds,  previously  filed with the Trust's
          registration   on  February  28,  2006,  is  hereby   incorporated  by
          reference.

     (2)  Code of Ethics for  Gartmore  Mutual Fund Capital  Trust,  Gartmore SA
          Capital  Trust,   NorthPointe  Capital,  LLC,  Gartmore  Global  Asset
          Management  Trust,  Gartmore  Morley  Capital  Management,   Inc.  and
          Gartmore  Trust  Company  as  initially  adopted on August 8, 2000 and amended effective July 1, 2001,  November 29, 2001,  December 31, 2001
          and February 1, 2005 previously filed with the Trust's registration on
          February 28, 2006 is hereby incorporated by reference.

     (3)  Code of Ethics for Gartmore Distribution  Services, Inc dated February
          1, 2005 previously filed with the Trust's registration on February 28,
          2006 is hereby incorporated by reference.

     (4)  (a)  Gartmore   Global  Partners  Code  of  Ethics  dated  March  2004
          previously filed with the Trust's registration on February 28, 2006 is hereby incorporated by reference.

          (b) Gartmore Global Partners Personal  Securities Trading Guidelines -
          Charlotte  and New York  dated  March 2000  previously  filed with the
          Trust's   Registration   Statement  on  October  13,  2000  is  hereby
          incorporated by reference.

          (c) Gartmore Global Partners Personal  Securities Trading Guidelines -
          London and Tokyo  dated March 2000  previously  filed with the Trust's
          Registration  Statement on October 13, 2000 is hereby  incorporated by reference.

          (d) Gartmore Global Partners  Personal  Dealing  (Personal  Securities
          Transactions)  dated  March 2000  previously  filed  with the  Trust's
          Registration  Statement on October 13, 2000 is hereby  incorporated by reference.

(q)  (1)  Power of Attorney for Charles E. Allen, Paula H. J.  Cholmondeley,  C.
          Brent  DeVore,  Robert  M.  Duncan,  Barbara  L.  Hennigar,  Gerald J.
          Holland,  Paul J.  Hondros,  Thomas J. Kerr,  IV,  Douglas F. Kridler,
          Arden  L.  Shisler,  and  David  C.  Wetmore  dated  March  13,  2003, previously filed with the Trust's registration  statement on April 30,
          2003 is hereby incorporated by reference.

     (2)  Power of Attorney for Charles E. Allen, Michael J. Baresich,  Paula H.
          J.  Cholmondeley,  C.  Brent  DeVore,  Robert M.  Duncan,  Barbara  L.
          Hennigar,  Paul J. Hondros,  Thomas J. Kerr,  IV,  Douglas F. Kridler,
          Arden L. Shisler,  David C. Wetmore and Gerald J. Holland,  Treasurer,
          previously filed with the Trust's  registration  statement on December
          30, 2004, is hereby incorporated by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

No person is presently controlled by or under common control with Registrant.

ITEM 25. INDEMNIFICATION

The Trust has entered into indemnification  agreements with each of the trustees and certain of its officers.  The  indemnification  agreements  provide that the
Trust will  indemnify  the  indemnitee  for and against  any and all  judgments, penalties,  fines, and amounts paid in settlement, and all expenses actually and reasonably  incurred by  indemnitee  in  connection  with a proceeding  that the indemnitee  is a party to or is  threatened  to be made a party to  (other  than certain  exceptions  specified  in the  agreements),  to the maximum  extent not expressly  prohibited by Delaware law or applicable  federal  securities law and regulations  (including without limitation Section 17(h) of the 1940 Act and the rules and  regulations  issued with respect  thereto by the U.S.  Securities and
Exchange  Commission).  The Trust also will indemnify indemnitee for and against all expenses  actually and reasonably  incurred by indemnitee in connection with any proceeding to which  indemnitee is or is threatened to be made a witness but not a party. See Item 23(h)(10) above.

Insofar as  indemnification  for liability  arising under the  Securities Act of
1933 may be permitted to  directors,  officers  and  controlling  persons of the registrant pursuant to the foregoing  provisions,  or otherwise,  the registrant has been advised that in the opinion of the Securities  and Exchange  Commission such  indemnification  is against  public policy as expressed in the Act and is, therefore,  unenforceable. In the event that a claim for indemnification against such liabilities  (other than the payment by the registrant of expenses incurred or paid by a director,  officer or  controlling  person of the registrant in the successful  defense of any  action,  suit or  proceeding)  is  asserted  by such director,  officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been  settled by  controlling  precedent,  submit to a court of  appropriate jurisdiction the question whether such  indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     (a)  Gartmore Mutual Fund Capital Trust,  ("GMFCT"),  an investment adviser of the  Trust,  also  serves as  investment  adviser  to the  Gartmore
          Variable   Insurance   Trust.   The   Directors  of  Gartmore   Global
          Investments,  Inc.,  GMFCT's  managing  unitholder and the officers of
          GMFCT are as follows:

Paul J. Hondros, Director, President and Chief Executive Officer
Gartmore Investors Services, Inc.
NorthPointe Capital, LLC
Gartmore Global Investments, Inc.
Gartmore Distribution Services, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust

Chief Executive Officer and President
Gartmore Mutual Funds

Chief Executive Officer and President
Gartmore Variable Insurance Trust

Jeffrey S. Meyer, Executive Vice President and Chief Executive Officer, Europe
Gartmore Global Asset Management Trust
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Distribution Services, Inc.

Glenn W. Soden, Associate Vice President and Secretary
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Investments, Inc.
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Carol L. Dove, Assistant Treasurer
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Gerald J. Holland, Senior Vice President and Chief Administrative Officer
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Distribution Services, Inc.

Treasurer and Chief Financial Officer
Gartmore Mutual Funds
Gartmore Variable Insurance Trust

Michael A. Krulikowski, Vice President and Chief Compliance Officer
Gartmore Distribution Services, Inc.
Gartmore Global Investments, Inc.
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
NorthPointe Capital, LLC
Gartmore Mutual Funds
Gartmore Variable Insurance Trust

Daniel J. Murphy, Assistant Treasurer
Gartmore Global Asset Management Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Eric E. Miller, Senior Vice President - Chief Legal Counsel
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
NorthPointe Capital, LLC
Gartmore Morley Financial Services, Inc.
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Secretary
Gartmore Mutual Funds
Gartmore Variable Insurance Trust

Richard Fonash, Vice President
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Thomas E. Barnes, Vice President
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

J. Morgan Elliott, Assistant Treasurer
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Alan A. Todryk, Vice President, Taxation
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Toni L. Lindsey, Assistant Vice President
Gartmore Global Investments, Inc.
Gartmore Global Asset Management Trust

Kevin S. Crossett, Executive Vice President, General Counsel, Global Legal
 and Compliance
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Gerald T. Nichols, Senior Vice President, Co-Head of U.S. Fixed Income
Gartmore Global Investments, Inc.

Patrick Udovich, Senior Vice President, Human Resources
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust

Except as otherwise  noted,  the principal  business address of any company with which any person  specified  above is  connected  in the  capacity of  director, officer,  employee,  partner or trustee is One Nationwide Plaza, Columbus,  Ohio
43215, except for the following companies:

Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.
1200 River Road, Suite 1000
Conshohocken, Pennsylvania 19428

NorthPointe Capital, LLC
Suite 745
201 West Big Beaver Road
Troy, Michigan 48084

Gartmore Morley Financial Services, Inc.
5665 S. W. Meadows Road, Suite 400
Lake Oswego, Oregon 97035

(b)  GMCM serves as investment  adviser to the Gartmore Short Duration Bond Fund and Gartmore  Enhanced Income Fund. GMCM is incorporated  under the laws of the State of Oregon and is a wholly owned  indirect  subsidiary of Gartmore
     Global Investments,  Inc. To the knowledge of the investment advisor,  none of the directors or officers of GMCM,  except as set forth below, is or has been at any time  during  the past two  fiscal  years  engaged in any other business,  profession,  vocation or  employment  of a  substantial  nature, except that certain directors and officers also hold various positions with and engage in business for Gartmore  Morley  Financial  Services,  Inc. and
     Gartmore Global  Investments,  Inc. The directors except as noted below may be contacted c/o Morley  Financial  Services,  Inc.,  5665 SW Meadows Road,
     Suite 400 Lake Oswego, Oregon 97035.

     Jill R.  Cuniff,  Managing  Director  and  Chief  Investment  Officer,  and
     Director of GMCM. Ms. Cuniff is also Managing  Director,  Chief  Investment
     Officer and Director of Gartmore Morley Financial Services, Inc.

(c)  GGAMT,  an  investment  adviser of the Trust,  also serves as an investment adviser to Gartmore  Variable  Insurance Trust. The Directors of Nationwide
     Corporation ("NC"),  GGAMT's managing unit holder and the officers of GGAMT are as follows  (see (a) above for  additional  information  on their other employment):

                                 Directors of NC
                                ----------------

             Lewis J. Alphin                    W.G. Jurgensen
             James B. Bachmann                  David O. Miller
             A. I. Bell                         Lydia M. Marshall
             Timothy J. Corcoran                Terry W. McClure
             Yvonne M. Curl                     Ralph M. Paige
             Kenneth D. Davis                   James F. Patterson
             Keith E. Eckel                     Arden L. Shisler
             Willard J. Engel                   Robert L. Stewart
             Fred C. Finney

                                Officers of GGAMT
                                ----------------

President and Chief Executive Officer                    Paul J. Hondros
Senior Vice President, Chief Operating Officer,
  Gartmore Investments                                   Thomas M. Sipp
Vice President and Secretary                             Thomas E. Barnes
Senior Vice President                                    Eric E. Miller
Assistant Treasurer and Vice President                   Carol L. Dove
Senior Vice President, Chief Administrative Officer      Gerald J. Holland
Vice President and Chief Compliance Officer              Michael A. Krulikowski
Assistant Treasurer                                      Daniel J. Murphy
Vice President                                           Alan A. Todryk
Vice President and Secretary                             Toni L. Linsey
Executive Vice President and Global CIO, Fixed Income    Roger Bartley
Executive Vice President and Head of Global
  Institutional and Alternative Investments              Charles Beazley
Executive Vice President and Head of Retail
  and Bancassurance, Gartmore Ex-US                      Paul Feeney
Executive Vice President and CEO Europe                  Jeffrey Meyer
Executive Vice President, Chief Legal and
  Governance Officer                                     Patricia Hatler
Executive Vice President, General Counsel Global
  Legal and Compliance                                   Kevin Crossett
Assistant Treasurer                                      J. Morgan Elliot
Assistant Vice President, Secretary                      Glenn Soden
Assistant Vice President, Assistant Secretary            Dean Clarke
Senior Vice President, Human Resources U.S.              Patrick Udovich
Senior Vice President, Human Resources, Gartmore Ex-US   Melanie Longson
Senior Vice President and Chief Operating Officer,
  Gartmore Ex. US                                        Les Aitkenled
Senior Vice President and General Counsel,
  Gartmore Ex-US                                         Simon Martin

(d)  Information for the Subadviser of the S&P 500 Index Fund,  Nationwide Small
     Cap Index Fund,  Gartmore  Mid Cap Market Index Fund,  Gartmore  Bond Index
     Fund and Gartmore International Index Fund.

     (1)  Fund Asset  Management,  L.P.  ("FAM") acts as subadviser to the Funds listed  above  and as  adviser  or  subadviser  to a  number  of other registered investment companies.  The list required by this Item 25 of officers and directors of FAM,  together with  information as to their other  business,  profession,  vocation or employment of a substantial nature during the past two fiscal years,  is incorporated by reference to Schedule A and D of Form ADV filed by FAM (SEC file No. 801-12485).

(e)  Information  for the  Subadviser  of the Gartmore  Emerging  Markets  Fund,
     Gartmore   International  Growth  Fund,  Gartmore  Worldwide  Leaders  Fund
     (formerly  Gartmore  Global Leaders Fund),  Gartmore Small  Companies Fund,
     Gartmore Global Financial Services Fund and Gartmore Global Utilities Fund,
     Gartmore  Global Natural  Resources  Fund and Gartmore China  Opportunities
     Fund.

     (1)  Gartmore  Global  Partners  ("Gartmore")  acts  as  subadviser  to the
          Gartmore Emerging Markets Fund,  Gartmore  International  Growth Fund,
          Gartmore  Worldwide  Leaders Fund  (formerly  Gartmore  Global Leaders
          Fund),  Gartmore  Small  Companies  Fund,  Gartmore  Global  Financial
          Services Fund, Gartmore Global Utilities Fund, Gartmore Global Natural
          Resources  Fund  and  Gartmore  China  Opportunities  Fund  as well as adviser to certain other clients. The list required by this Item 25 of officers and directors of Gartmore,  together with  information  as to
          their  other  business,  profession,   vocation  or  employment  of  a
          substantial  nature  during the past two  years,  is  incorporated  by reference to Schedules A and D of Form ADV filed by Gartmore (SEC File
          No. 801-48811).

(f)  Information  for the Subadviser of the Gartmore Value  Opportunities  Fund,
     Gartmore  Large  Cap Value  Fund,  NorthPointe  Small  Cap  Value  Fund and
     NorthPointe Small Cap Growth Fund.

     (1)  NorthPointe  Capital,  LLC  ("NorthPointe")  acts as subadviser to the
          Gartmore  Value  Opportunities  Fund,  Gartmore  Large Cap Value Fund,
          NorthPointe Small Cap Value Fund and NorthPointe Small Cap Growth Fund
          and separate institutional  investors.  The list required by this Item
          25 of officers and directors of NorthPointe, together with information as to their other  business,  profession,  vocation or employment of a substantial  nature  during the past two  years,  is  incorporated  by reference to Schedules A and D of Form ADV filed by  NorthPointe  (SEC
          File No. 801-57064).

ITEM 27. PRINCIPAL UNDERWRITERS

(a)  Gartmore Distribution Services, Inc. ("GDSI"), the principal underwriter of the Registrant,  also acts as principal  underwriter for Gartmore  Variable
     Insurance Trust and Gartmore Mutual Funds II, Inc.

(b)  Herewith is the information required by the following table with respect to each director, officer or partner of GDSI:

Name:               Address:                  Title with GDSI:      Title with
                                                                    Registrant:

Paul J. Hondros     300 Barr Harbor Drive,    President and Chief   Chairman
                    Suite 300                 Executive Officer
                    Conshohocken, PA  19428
Gerald J. Holland   1200 River Road           Senior Vice           Treasurer
                    Conshohocken PA 19428     President, Chief
                                              Administrative
                                              Officer
Eric E. Miller      1200 River Road           Senior Vice           Secretary
                    Conshohocken PA 19428     President, General
                                              Counsel, U.S.
Thomas M. Sipp      1200 River Road           Senior Vice           n/a
                    Conshohocken PA 19428     President, Chief
                                              Operating Officer,
                                              Gartmore Investments
Glenn W. Soden      1200 River Road           Associate Vice        n/a
                    Conshohocken PA 19428     President and
                                              Assistant Secretary
Carol L. Dove       One Nationwide Plaza      Vice President and    n/a
                    Columbus, OH 43215        Assistant Treasurer
Daniel J. Murphy    One Nationwide Plaza      Assistant Treasurer   n/a
                    Columbus, OH 43215
Michael A.          1200 River Road           Vice President and    Assistant
Krulikowski         Conshohocken PA 19428     Chief Compliance      Secretary
                                              Officer               and Chief
                                                                    Compliance
                                                                    Officer
Thomas E. Barnes    One Nationwide Plaza      Vice President and    n/a
                    Columbus, OH 43215        Secretary
Alan A. Todryk      One Nationwide Plaza      Vice President,       n/a
                    Columbus, OH 43215        Taxation
Jeffery S. Meyer    1200 River Road           Executive Vice        n/a
                    Conshohocken PA 19428     President
Patrick Udovich     1200 River Road           Senior Vice           n/a
                    Conshohocken, PA  19428   President, Human
                                              Resources
Kevin Crossett      1200 River Road           Executive Vice        n/a
                    Conshohocken, PA  19428   President, General
                                              Counsel, Global
                                              Legal and Compliance
William Baltrus     1200 River Road           Vice President,       n/a
                    Conshohocken, PA  19428   Administration
J. Morgan Elliott   One Nationwide Plaza      Assistant Treasurer   n/a
                    Columbus, OH 43215

(c)  Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

BISYS
3435 Stelzer Road
Columbus, OH 43219

Gartmore Funds
1200 River Road, Suite 1000
Conshohocken, PA 19428

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended,  and the
Investment  Company Act of 1940, as amended,  Gartmore  Mutual Funds (a Delaware
Statutory Trust) certifies that it meets all the requirements for  effectiveness of this Registration  Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this  Post-Effective  Amendment  Nos.  81, 82 to the
Registration Statement to be signed on its behalf by the undersigned,  thereunto duly authorized, in the City of Conshohocken,  and Commonwealth of Pennsylvania,
on this 27th day of September, 2006.

                                   GARTMORE MUTUAL FUNDS

                                   By:     /s/ Allan J. Oster
                                           Allan J. Oster, Attorney-In-Fact for
                                           Registrant

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933,  THIS  POST-EFFECTIVE
AMENDMENT NOS. 81, 82 TO THE REGISTRATION STATEMENT OF GARTMORE MUTUAL FUNDS HAS
BEEN SIGNED BELOW BY THE FOLLOWING  PERSONS IN THE  CAPACITIES  INDICATED ON THE
27th DAY OF SEPTEMBER, 2006.

Signature & Title

Principal Executive Officer

/s/ Paul J. Hondros*
Paul J. Hondros, Trustee, Chief Executive Officer and President

Principal Accounting and Financial Officer

/s/ Gerald J. Holland*
Gerald J. Holland, Treasurer

/s/ Charles E. Allen*
Charles E. Allen, Trustee

/s/ Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee

/s/ C. Brent Devore*
C. Brent Devore, Trustee

Phyllis Kay Dryden, Trustee

/s/ Barbara L. Hennigar*
Barbara L. Hennigar, Trustee

Barbara I. Jacobs, Trustee

/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee

Michael D. McCarthy, Trustee

/s/ Arden L. Shisler*
Arden L. Shisler, Trustee

/s/ David C. Wetmore*
David C. Wetmore, Trustee and Chairman

*BY:  /s/ Allan J. Oster
      Allan J. Oster, Attorney-In-Fact

                                 EXHIBITS INDEX

                      EXHIBITS                                    EXHIBIT NO.

BlackRock Sub IA                                                EX-23(d)(4)(e)

GGP Sub IA                                                      EX-23(d)(4)(f)

Legal Opinion of Stradley Ronon Stevens & Young, LLP            EX-23(i)